UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07175
Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 31, 2016 – June 30, 2016
Item 1: Reports to Shareholders

Semiannual Report | June 30, 2016

Vanguard Developed Markets Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	9
Financial Statements.	10
About Your Fund’s Expenses.	30
Trustees Approve Advisory Arrangement.	32
Glossary.	33

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	-2.34%
FTSE Developed Markets ETF Shares
Market Price	-1.93
Net Asset Value	-2.23
Admiral™ Shares	-2.31
Institutional Shares	-2.21
Institutional Plus Shares	-2.24
Spliced Developed ex US Index	-3.29
International Funds Average	-2.70

For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$9.15	$8.78	$0.155	$0.000
FTSE Developed Markets ETF Shares	36.75	35.28	0.639	0.000
Admiral Shares	11.82	11.34	0.206	0.000
Institutional Shares	11.83	11.36	0.207	0.000
Institutional Plus Shares	18.49	17.75	0.324	0.000

1

Chairman’s Letter

Dear Shareholder,

Posting slightly negative returns, stocks outside the United States fared worse than the U.S. market for the six months ended June 30, 2016. European stocks in particular slumped as the lead-up to Britain’s referendum on leaving the European Union and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated, but less so. Canada and emerging-market stocks were bright spots.

Vanguard Developed Markets Index Fund returned –2.34% for Investor Shares. The return diverged from that of the fund’s benchmark because of temporary price differences arising from fair-value pricing policies (see the box on page 5 for more detail). The fund declined less than the average return of its peers.

As we noted in our previous two reports to you, your fund has switched to a new benchmark index, the FTSE Developed All Cap ex US Index. This index expands the fund’s reach to include small-capitalization stocks as well as the large- and mid-cap stocks it already invests in. It also includes Canadian stocks. The transition to the new index, which was completed by June 1, was made gradually to reduce the costs associated with trading large amounts of securities in a short period.

2

Stocks waxed and waned through periods of turbulence

Toward the end of the half year, global stock markets dropped sharply, then rose after the momentous decision by United Kingdom voters to leave the European Union (EU). The markets already were jittery before the June 23 “Brexit” vote. But volatility spiked afterward, as investors digested the significant global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed course. Worries about Brexit’s effect on trade and global growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%, and European stocks in particular tumbled.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid concerns about the global growth pace, low inflation, and stock market volatility. Exceptionally low or negative yields abroad attracted foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47%

Market Barometer

			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

3

at the end of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

The Federal Reserve has held its target for short-term interest rates steady since raising it a quarter percentage point in December. The still historically low 0.25%–0.5% rate continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

European and Japanese stocks lost ground for several reasons

Your fund provides broad exposure to developed markets outside the United States, with stocks in Europe and the Pacific region accounting for the lion’s share of its holdings.

Developed markets in Europe, which make up more than half of the fund’s assets, were the fund’s biggest detractor, returning about –5%. The United Kingdom, the fund’s largest market in the region, also posted a –5% result as the Brexit outcome clouded the nation’s economic and political future.

Brexit worries also hurt Germany (–7%), France (–3%), and Spain (–10%). Italy (–22%) also contended with a potential

Expense Ratios
Your Fund Compared With Its Peer Group
FTSE
		Developed
Markets
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.20%	0.09%	0.09%	0.07%	0.06%	1.37%

The fund expense ratios shown are from the prospectus dated April 8, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the fund’s annualized expense ratios were 0.18% for Investor Shares, 0.08% for FTSE Developed Markets
ETF Shares, 0.08% for Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: International Funds.

4

banking crisis as several large Italian banks struggled with bad loans on their books. Europe’s financial sector was beset as well by negative interest rates, which can crimp bank profits. European banks sank –27%, and financial services slid –13%.

One of the few positive results came from oil exporter Norway (+6%), which was helped by a 36% jump in oil prices (as measured by the Brent Crude benchmark). Norway is not a full EU member and has its own currency, so it was viewed as somewhat insulated from the Brexit tumult.

Developed markets in the Pacific region (–3%) were dragged down primarily by Japan (–5%), the largest allocation in the fund. The Bank of Japan’s aggressive stimulus efforts were somewhat overshadowed by a rising yen that threatened to slow down exports. In an example of the concern, auto-related stocks returned –19%. On the other hand, Australia (+3%) was a leading contributor as a turnaround in commodity prices sparked some optimism.

The commodity comeback also helped Canada and emerging markets. Canada, which made up more than 8% of fund assets after the index transition was completed, returned about 17%. Canadian mining and energy-related stocks soared.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes diverges from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read

Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2016

6

Developed Markets Index Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics

	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDVIX	VEA	VTMGX	VTMNX	VDIPX
Expense Ratio[1]	0.20%	0.09%	0.09%	0.07%	0.06%

Portfolio Characteristics
		FTSE	FTSE
		Developed Global
		All Cap	All Cap
		ex US	ex US
	Fund	Index	Index
Number of Stocks	3,782	3,720	5,747
Median Market Cap	$23.0B	$23.0B	$20.7B
Price/Earnings Ratio	19.5x	19.6x	19.3x
Price/Book Ratio	1.5x	1.5x	1.5x
Return on Equity	14.1%	14.1%	14.6%
Earnings Growth
Rate	6.6%	6.6%	7.1%
Dividend Yield	3.3%	3.3%	3.2%
Turnover Rate
(Annualized)	20%	—	—
Short-Term
Reserves	-0.5%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		All Cap	All Cap
		ex US	ex US
	Fund	Index	Index
Basic Materials	7.4%	7.4%	7.3%
Consumer Goods	18.2	18.2	16.7
Consumer Services	9.0	8.9	8.8
Financials	22.9	22.8	23.9
Health Care	10.1	10.1	8.8
Industrials	14.8	14.9	14.2
Oil & Gas	6.1	6.2	6.5
Technology	3.8	3.8	5.5
Telecommunications	4.1	4.1	4.6
Utilities	3.6	3.6	3.7

Volatility Measures
	Spliced
	Developed	FTSE Global
	ex US	All Cap ex US
	Index	Index
R-Squared	0.98	0.95
Beta	0.96	0.96
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Nestle SA	Food Products	1.5%
Royal Dutch Shell plc	Integrated Oil & Gas	1.4
Novartis AG	Pharmaceuticals	1.3
Roche Holding AG	Pharmaceuticals	1.2
Samsung Electronics Co. Consumer
Ltd.	Electronics	0.9
Toyota Motor Corp.	Automobiles	0.9
Unilever	Personal Products	0.8
HSBC Holdings plc	Banks	0.8
British American
Tobacco plc	Tobacco	0.8
BP plc	Integrated Oil & Gas	0.7
Top Ten		10.3%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated April 8, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.18% for Investor Shares, 0.08% for FTSE Developed Markets ETF Shares, 0.08% for
Admiral Shares, 0.07% for Institutional Shares, and 0.06% for Institutional Plus Shares.

7

Developed Markets Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		All Cap	All Cap ex
		ex US	US
	Fund	Index	Index
Europe
United Kingdom	17.1%	17.1%	13.9%
Switzerland	7.5	7.6	6.2
France	7.5	7.4	6.0
Germany	7.2	7.2	5.8
Sweden	2.6	2.7	2.1
Netherlands	2.5	2.5	2.1
Spain	2.5	2.5	2.0
Italy	1.9	1.9	1.5
Denmark	1.7	1.7	1.4
Belgium	1.3	1.3	1.1
Finland	1.0	1.0	0.8
Other	1.3	1.3	1.1
Subtotal	54.1%	54.2%	44.0%
Pacific
Japan	21.5%	21.4%	17.4%
Australia	6.4	6.3	5.1
South Korea	4.2	4.2	3.4
Hong Kong	3.1	3.2	2.6
Singapore	1.3	1.3	1.0
Other	0.3	0.3	0.3
Subtotal	36.8%	36.7%	29.8%
Emerging Markets	0.0%	0.0%	18.8%
North America
Canada	8.5%	8.5%	6.9%
Subtotal	8.5%	8.5%	6.9%
Middle East
Other	0.6	0.6	0.5

8

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): July 20, 2007, Through June 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/19/2013	-8.66%	—	-2.08%[1]
FTSE Developed Markets ETF
Shares	7/20/2007
Market Price		-8.22	2.00%	-0.77[1]
Net Asset Value		-8.50	2.06	-0.77[1]
Admiral Shares	8/17/1999	-8.55	2.05	1.92
Institutional Shares	1/4/2001	-8.45	2.10	1.98
Institutional Plus Shares	4/1/2014	-8.51	—	-4.09[1]
1 Return since inception.

9

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	6,435,248	361,133	0.6%
Westpac Banking Corp.	12,589,026	279,565	0.5%
Australia & New Zealand Banking Group Ltd.	11,012,279	200,787	0.3%
National Australia Bank Ltd.	10,022,726	192,540	0.3%
BHP Billiton Ltd.	12,160,283	173,198	0.3%
1 Australia—Other †		2,506,461	4.3%
		3,713,684	6.3%

Austria †		139,672	0.2%

Belgium
Anheuser-Busch InBev SA/NV	3,022,261	397,277	0.7%
Belgium—Other †		372,184	0.6%
		769,461	1.3%
Canada
Royal Bank of Canada	5,592,856	330,476	0.6%
Toronto-Dominion Bank	6,987,261	300,053	0.5%
^ Bank of Nova Scotia	4,576,138	224,247	0.4%
1 Canada—Other †		4,123,237	7.0%
		4,978,013	8.5%
Denmark
Novo Nordisk A/S Class B	6,987,340	375,759	0.7%
1 Denmark—Other †		601,515	1.0%
		977,274	1.7%

Finland †		563,434	1.0%

10

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
France
TOTAL SA	8,062,789	388,803	0.7%
Sanofi	4,229,265	355,505	0.6%
1 France—Other †		3,577,098	6.1%
		4,321,406	7.4%
Germany
Bayer AG	3,133,098	315,229	0.5%
Siemens AG	2,879,129	294,934	0.5%
BASF SE	3,490,670	266,294	0.5%
SAP SE	3,386,861	253,161	0.4%
Allianz SE	1,724,576	245,705	0.4%
Daimler AG	3,619,442	215,849	0.4%
Deutsche Telekom AG	11,993,519	204,065	0.3%
1 Germany—Other †		2,384,609	4.1%
		4,179,846	7.1%
Hong Kong
AIA Group Ltd.	45,613,518	274,861	0.4%
1 Hong Kong—Other †		1,567,524	2.7%
		1,842,385	3.1%

Ireland †		153,109	0.3%

Israel
Teva Pharmaceutical Industries Ltd.	3,751,344	189,887	0.3%
Israel—Other †		167,058	0.3%
		356,945	0.6%

[1]Italy †		1,117,284	1.9%

Japan
Toyota Motor Corp.	10,415,374	520,736	0.9%
Mitsubishi UFJ Financial Group Inc.	52,039,717	231,958	0.4%
KDDI Corp.	7,118,322	216,691	0.3%
SoftBank Group Corp.	3,422,552	193,631	0.3%
Japan Tobacco Inc.	4,532,070	181,557	0.3%
Honda Motor Co. Ltd.	6,785,393	171,323	0.3%
Chugai Pharmaceutical Co. Ltd.	828,027	29,420	0.1%
Japan—Other †		10,919,609	18.6%
		12,464,925	21.2%

Malta †		—	0.0%

Netherlands
Unilever NV	5,892,965	274,726	0.5%
1 Netherlands—Other †		1,202,135	2.0%
		1,476,861	2.5%

New Zealand †		187,068	0.3%

[1]Norway †		371,858	0.6%

11

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Portugal †		93,610	0.2%

[1]Singapore †		748,499	1.3%

South Korea
Samsung Electronics Co. Ltd.	333,682	415,387	0.7%
Hankook Shell Oil Co. Ltd.	2,307	892	0.0%
South Korea—Other †		2,025,422	3.5%
		2,441,701	4.2%
Spain
Banco Santander SA	54,521,797	212,277	0.4%
1 Spain—Other †		1,244,662	2.1%
		1,456,939	2.5%

[1]Sweden †		1,546,563	2.6%

Switzerland
Nestle SA	11,685,675	901,383	1.5%
Novartis AG	8,942,285	735,626	1.3%
Roche Holding AG	2,665,041	703,652	1.2%
UBS Group AG	13,709,088	177,376	0.3%
Roche Holding AG (Bearer)	99,535	26,427	0.0%
1 Switzerland—Other †		1,884,314	3.2%
		4,428,778	7.5%
United Kingdom
HSBC Holdings plc	75,031,022	468,725	0.8%
British American Tobacco plc	7,059,984	459,399	0.8%
Royal Dutch Shell plc Class A	16,041,293	437,984	0.7%
BP plc	70,013,741	408,836	0.7%
GlaxoSmithKline plc	18,414,628	395,885	0.7%
Royal Dutch Shell plc Class B	14,085,933	387,355	0.7%
Vodafone Group plc	100,629,750	306,338	0.5%
AstraZeneca plc	4,779,879	284,543	0.5%
Diageo plc	9,539,950	266,941	0.4%
Reckitt Benckiser Group plc	2,381,798	239,623	0.4%
Unilever plc	4,569,781	219,200	0.4%
SABMiller plc	3,619,697	211,018	0.4%
National Grid plc	14,288,728	210,124	0.4%
Imperial Brands plc	3,649,136	198,094	0.3%
Lloyds Banking Group plc	242,530,137	178,341	0.3%
BT Group plc	31,672,075	174,889	0.3%
1 United Kingdom—Other †		5,076,406	8.6%
		9,923,701	16.9%

United States †		5,497	0.0%
Total Common Stocks (Cost $58,412,544)		58,258,513	99.2%[2]

12

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.538%	1,469,750,535	1,469,751	2.5%

[5,6]U.S. Government and Agency Obligations †			49,677	0.1%
Total Temporary Cash Investments (Cost $1,519,415)			1,519,428	2.6%[2]
Total Investments (Cost $59,931,959)			59,777,941	101.8%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			4,801
Receivables for Investment Securities Sold			24,870
Receivables for Accrued Income			214,258
Receivables for Capital Shares Issued			54,047
Other Assets			57,108
Total Other Assets			355,084	0.6%
Liabilities
Payables for Investment Securities Purchased			(8,933)
Collateral for Securities on Loan			(1,365,062)
Payables for Capital Shares Redeemed			(21,524)
Payables to Vanguard			(20,361)
Other Liabilities			(14,841)
Total Liabilities			(1,430,721)	(2.4%)
Net Assets			58,702,304	100.0%

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	61,807,405
Undistributed Net Investment Income	96,181
Accumulated Net Realized Losses	(3,042,139)
Unrealized Appreciation (Depreciation)
Investment Securities	(154,018)
Futures Contracts	5,133
Forward Currency Contracts	(2,721)
Foreign Currencies	(7,537)
Net Assets	58,702,304

Investor Shares—Net Assets
Applicable to 102,653,919 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	901,449
Net Asset Value Per Share—Investor Shares	$8.78

13

Developed Markets Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 936,526,812 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	33,040,524
Net Asset Value Per Share—ETF Shares	$35.28

Admiral Shares—Net Assets
Applicable to 769,844,116 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,732,082
Net Asset Value Per Share—Admiral Shares	$11.34

Institutional Shares—Net Assets
Applicable to 756,023,827 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,585,867
Net Asset Value Per Share—Institutional Shares	$11.36

Institutional Plus Shares—Net Assets
Applicable to 419,206,461 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,442,382
Net Asset Value Per Share—Institutional Plus Shares	$17.75

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,295,913,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $316,533,000, representing 0.5% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
3 Includes $1,365,062,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
5 Securities with a value of $33,682,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $5,326,000 have been segregated as collateral for open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Developed Markets Index Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends[1]	1,139,958
Interest[2]	1,116
Securities Lending	32,514
Total Income	1,173,588
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,018
Management and Administrative—Investor Shares	621
Management and Administrative—ETF Shares	8,185
Management and Administrative—Admiral Shares	2,067
Management and Administrative—Institutional Shares	1,714
Management and Administrative—Institutional Plus Shares	1,162
Marketing and Distribution—Investor Shares	113
Marketing and Distribution—ETF Shares	969
Marketing and Distribution—Admiral Shares	448
Marketing and Distribution—Institutional Shares	111
Marketing and Distribution—Institutional Plus Shares	66
Custodian Fees	3,935
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—ETF Shares	271
Shareholders’ Reports—Admiral Shares	48
Shareholders’ Reports—Institutional Shares	14
Shareholders’ Reports—Institutional Plus Shares	2
Trustees’ Fees and Expenses	15
Total Expenses	21,774
Net Investment Income	1,151,814
Realized Net Gain (Loss)
Investment Securities Sold	(1,919,445)
Futures Contracts	(11,666)
Foreign Currencies and Forward Currency Contracts	4,744
Realized Net Gain (Loss)	(1,926,367)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(361,843)
Futures Contracts	(5,012)
Foreign Currencies and Forward Currency Contracts	1,910
Change in Unrealized Appreciation (Depreciation)	(364,945)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,139,498)

1 Dividends are net of foreign withholding taxes of $113,258,000.
2 Interest income from an affiliated company of the fund was $970,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,151,814	1,453,520
Realized Net Gain (Loss)	(1,926,367)	573,191
Change in Unrealized Appreciation (Depreciation)	(364,945)	(2,519,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,139,498)	(493,023)
Distributions
Net Investment Income
Investor Shares	(16,373)	(31,768)
ETF Shares	(580,328)	(765,004)
Admiral Shares	(154,802)	(202,028)
Institutional Shares	(153,843)	(226,831)
Institutional Plus Shares	(131,727)	(199,383)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,037,073)	(1,425,014)
Capital Share Transactions
Investor Shares	(97,716)	(268,886)
ETF Shares	4,977,521	6,197,663
Admiral Shares	1,118,214	2,148,455
Institutional Shares	811,239	623,195
Institutional Plus Shares	474,419	1,597,860
Net Increase (Decrease) from Capital Share Transactions	7,283,677	10,298,287
Total Increase (Decrease)	5,107,106	8,380,250
Net Assets
Beginning of Period	53,595,198	45,214,948
End of Period[1]	58,702,304	53,595,198
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $96,181,000 and ($28,115,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Financial Highlights

Investor Shares
	Six Months			Dec. 19,
		Year Ended
	Ended			2013[1] to
			Dec. 31,
	June 30,			Dec. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.15	$9.42	$10.34	$10.00
Investment Operations
Net Investment Income	.172	. 261	. 337	. 008
Net Realized and Unrealized Gain (Loss) on Investments	(. 387)	(. 276)	(. 919)	. 332
Total from Investment Operations	(. 215)	(. 015)	(. 582)	. 340
Distributions
Dividends from Net Investment Income	(.155)	(. 255)	(. 338)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.155)	(. 255)	(. 338)	—
Net Asset Value, End of Period	$8.78	$9.15	$9.42	$10.34

Total Return[2]	-2.34%	-0.29%	-5.82%	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$901	$1,040	$1,331	$0.1
Ratio of Total Expenses to Average Net Assets	0.18%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	3.97%	2.73%	3.22%	2.80%[3]
Portfolio Turnover Rate [4]	20%	3%	4%	13%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$36.75	$37.85	$41.53	$35.02	$30.44	$36.04
Investment Operations
Net Investment Income	.711	1.096	1.395	1.099	1.035	1.067
Net Realized and Unrealized Gain (Loss)
on Investments	(1.542)	(1.125)	(3.681)	6.494	4.591	(5.609)
Total from Investment Operations	(.831)	(.029)	(2.286)	7.593	5.626	(4.542)
Distributions
Dividends from Net Investment Income	(.639)	(1.071)	(1.394)	(1.083)	(1.046)	(1.058)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.639)	(1.071)	(1.394)	(1.083)	(1.046)	(1.058)
Net Asset Value, End of Period	$35.28	$36.75	$37.85	$41.53	$35.02	$30.44

Total Return	-2.23%	-0.21%	-5.71%	22.12%	18.60%	-12.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,041	$29,288	$24,155	$19,021	$10,979	$6,435
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.07%	2.84%	3.33%	2.91%	3.40%	3.31%
Portfolio Turnover Rate[1]	20%	3%	4%	13%	7%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.82	$12.17	$13.35	$11.26	$9.79	$11.58
Investment Operations
Net Investment Income	.228	.352	.450	.353	.332	.342
Net Realized and Unrealized Gain (Loss)
on Investments	(.502)	(.358)	(1.180)	2.085	1.474	(1.794)
Total from Investment Operations	(.274)	(.006)	(.730)	2.438	1.806	(1.452)
Distributions
Dividends from Net Investment Income	(. 206)	(. 344)	(. 450)	(. 348)	(. 336)	(. 338)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 206)	(. 344)	(. 450)	(. 348)	(. 336)	(. 338)
Net Asset Value, End of Period	$11.34	$11.82	$12.17	$13.35	$11.26	$9.79

Total Return[1]	-2.31%	-0.18%	-5.66%	22.06%	18.56%	-12.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,732	$7,921	$6,068	$2,060	$1,425	$1,229
Ratio of Total Expenses to
Average Net Assets	0.08%	0.09%	0.09%	0.09%	0.10%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.07%	2.84%	3.33%	2.91%	3.40%	3.31%
Portfolio Turnover Rate[2]	20%	3%	4%	13%	7%	5%

The fund’s original Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. The Investor Shares recommenced on December 19, 2013, and are presented separately.
The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$11.83	$12.18	$13.37	$11.27	$9.79	$11.60
Investment Operations
Net Investment Income	.230	.354	.452	.356	.336	.347
Net Realized and Unrealized Gain (Loss)
on Investments	(.493)	(.358)	(1.190)	2.094	1.483	(1.813)
Total from Investment Operations	(.263)	(.004)	(.738)	2.450	1.819	(1.466)
Distributions
Dividends from Net Investment Income	(. 207)	(. 346)	(. 452)	(. 350)	(. 339)	(. 344)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 207)	(. 346)	(. 452)	(. 350)	(. 339)	(. 344)
Net Asset Value, End of Period	$11.36	$11.83	$12.18	$13.37	$11.27	$9.79

Total Return[1]	-2.21%	-0.17%	-5.72%	22.15%	18.70%	-12.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,586	$8,093	$7,743	$482	$332	$294
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	4.08%	2.86%	3.35%	2.93%	3.43%	3.35%
Portfolio Turnover Rate [2]	20%	3%	4%	13%	7%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	April 1,
	Ended	Ended	2014[1] to
	June 30,	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014
Net Asset Value, Beginning of Period	$18.49	$19.05	$20.90
Investment Operations
Net Investment Income	. 360	. 558	. 438
Net Realized and Unrealized Gain (Loss) on Investments	(.776)	(.573)	(1.798)
Total from Investment Operations	(. 416)	(. 015)	(1.360)
Distributions
Dividends from Net Investment Income	(. 324)	(. 545)	(. 490)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 324)	(. 545)	(. 490)
Net Asset Value, End of Period	$17.75	$18.49	$19.05

Total Return	-2.24%	-0.21%	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,442	$7,253	$5,918
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	4.09%	2.87%	2.92%[2]
Portfolio Turnover Rate [3]	20%	3%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a

22

Developed Markets Index Fund

fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

23

Developed Markets Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

24

Developed Markets Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $4,801,000, representing 0.01% of the fund’s net assets and 1.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,088,016	53,155,033	15,464
Temporary Cash Investments	1,469,751	49,677	—
Futures Contracts—Assets[1]	4,913	—	—
Forward Currency Contracts—Assets	—	4,125	—
Forward Currency Contracts—Liabilities	—	(6,846)	—
Total	6,562,680	53,201,989	15,464
1 Represents variation margin on the last day of the reporting period.

25

Developed Markets Index Fund

D. At June 30, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	4,913	4,125	9,038
Other Liabilities	—	(6,846)	(6,846)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(11,666)	—	(11,666)
Forward Currency Contracts	—	(4,811)	(4,811)
Realized Net Gain (Loss) on Derivatives	(11,666)	(4,811)	(16,477)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(5,012)	—	(5,012)
Forward Currency Contracts	—	3,638	3,638
Change in Unrealized Appreciation (Depreciation) on Derivatives	(5,012)	3,638	(1,374)

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	September 2016	5,840	185,231	3,055
Topix Index	September 2016	926	112,422	(5,702)
FTSE 100 Index	September 2016	993	85,256	6,503
S&P ASX 200 Index	September 2016	429	41,335	1,119
S&P TSX 200 Index	September 2016	42	5,277	158
				5,133

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

26

Developed Markets Index Fund

At June 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
				Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/21/16	EUR	118,393	USD	133,134	(1,337)
BNP Paribas	9/21/16	GBP	49,262	USD	69,515	(3,880)
Citibank, N.A.	9/13/16	JPY	5,934,290	USD	55,714	1,902
Deutsche Bank AG	9/20/16	AUD	42,351	USD	31,057	433
Barclays Bank plc	9/13/16	JPY	3,037,500	USD	28,494	997
BNP Paribas	9/21/16	EUR	22,781	USD	25,282	78
JPMorgan Chase Bank, N.A.	9/20/16	AUD	21,968	USD	16,361	(27)
Barclays Bank plc	9/21/16	EUR	12,593	USD	14,327	(308)
BNP Paribas	9/13/16	JPY	1,464,460	USD	13,772	447
Goldman Sachs International	9/13/16	JPY	1,220,100	USD	11,688	158
Citibank, N.A.	9/21/16	EUR	9,789	USD	11,043	(146)
Barclays Bank plc	9/21/16	GBP	4,724	USD	6,882	(587)
Barclays Bank plc	9/13/16	JPY	542,080	USD	5,334	(70)
Citibank, N.A.	9/20/16	CAD	6,648	USD	5,097	50
UBS AG	9/20/16	AUD	6,652	USD	4,933	13
Citibank, N.A.	9/21/16	GBP	3,257	USD	4,640	(300)
Citibank, N.A.	9/20/16	AUD	5,074	USD	3,731	42
Goldman Sachs International	9/21/16	GBP	1,526	USD	2,028	5
BNP Paribas	9/20/16	USD	15,197	AUD	20,683	(182)
JPMorgan Chase Bank, N.A.	9/20/16	USD	650	AUD	887	(9)
						(2,721)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At June 30, 2016, the counterparties had deposited in segregated accounts securities and cash with a value of $2,505,000 in connection with open forward currency contracts.

27

Developed Markets Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized net foreign currency gains of $9,555,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $1,105,283,000 to offset future net capital gains. Of this amount, $781,597,000 is subject to expiration dates; $408,342,000 may be used to offset future net capital gains through December 31, 2016, and $373,255,000 through December 31, 2017. Capital losses of $323,686,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $59,998,862,000. Net unrealized depreciation of investment securities for tax purposes was $220,921,000, consisting of unrealized gains of $7,087,396,000 on securities that had risen in value since their purchase and $7,308,317,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $12,944,778,000 of investment securities and sold $5,443,316,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,683,018,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

Developed Markets Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2016	December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	90,655	10,362	268,560	27,677
Issued in Lieu of Cash Distributions	13,888	1,584	27,012	2,775
Redeemed	(202,259)	(22,985)	(564,458)	(58,066)
Net Increase (Decrease)—Investor Shares	(97,716)	(11,039)	(268,886)	(27,614)
ETF Shares
Issued	4,977,521	139,564	7,251,525	184,779
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(1,053,862)	(26,000)
Net Increase (Decrease)—ETF Shares	4,977,521	139,564	6,197,663	158,779
Admiral Shares
Issued	2,326,035	206,878	3,752,835	302,174
Issued in Lieu of Cash Distributions	126,551	11,183	169,469	13,576
Redeemed	(1,334,372)	(118,636)	(1,773,849)	(143,937)
Net Increase (Decrease)—Admiral Shares	1,118,214	99,425	2,148,455	171,813
Institutional Shares
Issued	1,592,207	140,483	2,562,273	205,112
Issued in Lieu of Cash Distributions	139,590	12,312	210,738	16,858
Redeemed	(920,558)	(80,899)	(2,149,816)	(173,400)
Net Increase (Decrease)—Institutional Shares	811,239	71,896	623,195	48,570
Institutional Plus Shares
Issued	696,347	39,192	2,687,702	136,253
Issued in Lieu of Cash Distributions	127,760	7,211	189,239	9,680
Redeemed	(349,688)	(19,404)	(1,279,081)	(64,434)
Net Increase (Decrease)—Institutional Plus Shares	474,419	26,999	1,597,860	81,499

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$976.59	$0.88
FTSE Developed Markets ETF Shares	1,000.00	977.72	0.39
Admiral Shares	1,000.00	976.91	0.39
Institutional Shares	1,000.00	977.86	0.34
Institutional Plus Shares	1,000.00	977.59	0.30
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.97	$0.91
FTSE Developed Markets ETF Shares	1,000.00	1,024.47	0.40
Admiral Shares	1,000.00	1,024.47	0.40
Institutional Shares	1,000.00	1,024.52	0.35
Institutional Plus Shares	1,000.00	1,024.57	0.30

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.08% for FTSE Developed Markets ETF Shares, 0.08% for Admiral Shares, 0.07% for Institutional
Shares, and 0.06% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

31

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

33

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

34

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both	Thomas J. Higgins
at the University of Notre Dame.	Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical	Peter Mahoney
Company; Member of the Council on Chicago Booth.	Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame	Heidi Stam
403(b) Investment Committee, the Board of Advisors	Born 1956. Secretary Since July 2005. Principal
for Spruceview Capital Partners, and the Investment	Occupation(s) During the Past Five Years and Other
Advisory Committee of Major League Baseball; Board	Experience: Managing Director of The Vanguard
Member of TIFF Advisory Services, Inc., and Catholic	Group, Inc.; General Counsel of The Vanguard Group;
Investment Services, Inc. (investment advisors).	Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac	Michael Rollings
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
John J. Brennan
(retired 2010) of Corning Incorporated (communications
Chairman, 1996–2009
equipment); Trustee of Colby-Sawyer College and
Chief Executive Officer and President, 1996–2008
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
by FTSE. FTSE does not accept any liability to any
You can review and copy information about your fund at	person for any loss or damage arising out of any error
the SEC’s Public Reference Room in Washington, D.C. To	or omission in the ICB.
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1272 082016

Semiannual Report | June 30, 2016

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund

Vanguard Tax-Managed Capital Appreciation Fund

Vanguard Tax-Managed Small-Cap Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	7
Tax-Managed Capital Appreciation Fund.	74
Tax-Managed Small-Cap Fund.	97
About Your Fund’s Expenses.	117
Trustees Approve Advisory Arrangements.	119
Glossary.	120

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2016
Total
Returns
Vanguard Tax-Managed Balanced Fund	3.85%
Tax-Managed Balanced Composite Index	3.75
Mixed-Asset Target Allocation Moderate Funds Average	3.38
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares	3.37%
Institutional Shares	3.38
Russell 1000 Index	3.74
Multi-Cap Core Funds Average	1.64
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	5.81%
Institutional Shares	5.84
S&P SmallCap 600 Index	6.23
Small-Cap Core Funds Average	3.06

Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

U.S. stocks overcame several hurdles en route to gains over the six months ended June 30, 2016. Generally speaking, value stocks outperformed growth stocks, while small-capitalization stocks bested their larger-cap counterparts. U.S. bonds produced impressive results for the period.

In this investment environment, returns for the Vanguard Tax-Managed Funds ranged from about 3% for the Tax-Managed Capital Appreciation Fund to almost 6% for the Tax-Managed Small-Cap Fund.

The Tax-Managed Balanced Fund fell in between, returning nearly 4%.

The performance of the Tax-Managed Balanced Fund closely tracked that of its benchmark index. The Tax-Managed Small-Cap and Tax-Managed Capital Appreciation Funds ended a bit behind their benchmarks. All three funds outpaced the average returns of their peer groups.

Stocks waxed and waned through periods of turbulence

Toward the end of the half year, global stock markets dropped sharply and then rose after the momentous decision by United Kingdom voters to leave the European Union. The markets already were jittery before the June 23 “Brexit” referendum. Volatility spiked afterward, however, as investors digested the significant global economic implications and the likelihood of extended uncertainty while the separation is carried out.

The broad U.S. stock market returned roughly 4% for the six months. U.S. stocks plunged on news of the referendum’s outcome but quickly reversed course. Worries about Brexit’s effect on trade and global economic growth seemed to diminish as expectations increased that major central banks would be responsive to any fallout.

International stocks had a rougher time, returning about –1%. European stocks in particular slumped as the lead-up to the referendum and subsequent uncertainty hit closer to home. Developed Pacific markets also retreated. Emerging-market stocks were a bright spot, returning nearly 8%.

Bonds rolled to strong returns as investors weighed options

The broad U.S. bond market returned 5.31% as investors sought safe-haven assets amid concerns about the global growth pace, low inflation, and stock market volatility. Exceptionally low or negative yields abroad attracted foreign investors to U.S. Treasury debt. The yield of the 10-year Treasury note closed at 1.47% at the end of June, down from 2.30% at the end of December. (Bond prices and yields move in opposite directions.)

The Federal Reserve has held its target for short-term interest rates steady since raising it a quarter percentage point in

Market Barometer

			Total Returns
		Periods Ended June 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.74%	2.93%	11.88%
Russell 2000 Index (Small-caps)	2.22	-6.73	8.35
Russell 3000 Index (Broad U.S. market)	3.62	2.14	11.60
FTSE All-World ex US Index (International)	-0.92	-9.75	0.49

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	5.31%	6.00%	3.76%
Barclays Municipal Bond Index (Broad tax-exempt market)	4.33	7.65	5.33
Citigroup Three-Month U.S. Treasury Bill Index	0.11	0.14	0.05

CPI
Consumer Price Index	1.91%	1.01%	1.32%

December. The still historically low 0.25%–0.5% rate continued to curb returns for money market funds and savings accounts.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 11.94%. Counter to recent trends, a number of foreign currencies strengthened against the dollar, but returns were solid even without this currency benefit.

Small-cap stocks and bonds were the period’s top performers

Vanguard’s trio of tax-managed funds comprise the Tax-Managed Capital Appreciation Fund, which invests in mid- and large-cap U.S. stocks; the Tax-Managed Small-Cap Fund, which primarily holds stocks of smaller companies; and the Tax-Managed Balanced Fund, which is invested about 50% in mid- and large-caps and about 50% in tax-exempt municipal bonds.

The three funds share a tax-efficient objective, while offering investors exposure to different areas of the U.S. financial markets. The funds’ advisors—Vanguard’s Equity Index and Fixed Income Groups—use various portfolio management strategies to keep the funds’ taxable gains to a minimum.

Expense Ratios
Your Fund Compared With Its Peer Group
	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.11%	—	0.87%
Tax-Managed Capital Appreciation Fund	0.11	0.07%	1.17
Tax-Managed Small-Cap Fund	0.11	0.07	1.25

The fund expense ratios shown are from the prospectus dated April 8, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the funds’ annualized expense ratios were: for the Tax-Managed Balanced Fund, 0.11%; for the
Tax-Managed Capital Appreciation Fund, 0.11% for Admiral Shares and 0.07% for Institutional Shares; and for the Tax-Managed Small-Cap
Fund, 0.11% for Admiral Shares and 0.07% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper, a
Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Capital Appreciation
Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

As I mentioned, smaller-cap stocks trumped larger ones for the six months. Not surprisingly, the Tax-Managed Small-Cap Fund was the trio’s top performer, returning nearly 6%. The fund, which tracks the S&P SmallCap 600 Index, posted gains in nine of its ten market sectors. Stocks in technology, industrial, and utilities sectors led the way in the small-cap market. Health care was the only sector that lost ground.

The Tax-Managed Balanced Fund was next in line, returning nearly 4%. The Tax-Managed Capital Appreciation Fund returned about 3%.

The Tax-Managed Balanced Fund’s fixed income portfolio, which tracks the Barclays 1–15 Year Municipal Bond Index, posted strong results. Municipal bonds benefited from overall strength in the bond market.

Results for the Tax-Managed Capital Appreciation Fund and the equity portion of the Tax-Managed Balanced Fund, both of which track the Russell 1000 Index, were quite similar. Utilities, energy, and consumer staples stocks contributed significantly to returns, while financials and health care detracted.

A dose of discipline is crucial when markets become volatile

The heightened volatility in capital markets that surrounded the Brexit vote reminds us that nobody can control the direction of the markets or reliably predict where they’ll go in the short term. However, investors can control how they react to unstable and turbulent markets.

During periods of market adversity, it’s more important than ever to keep sight of one of Vanguard’s key principles: Maintain perspective and long-term discipline. Whether you’re investing for yourself or on behalf of clients, your success is affected greatly by how you respond—or don’t respond—during turbulent markets. (You can read Vanguard’s Principles for Investing Success at vanguard.com/research.)

As I’ve written in the past, the best course for long-term investors is generally to ignore daily market moves and not make decisions based on emotion. This is also a good time to evaluate your portfolio and make sure your asset allocation is aligned with your time horizon, goals, and risk tolerance.

The markets are unpredictable and often confounding. Keeping your long-term plans clearly in focus can help you weather these periodic storms.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2016

Your Fund’s Performance at a Glance
December 31, 2015, Through June 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$26.86	$27.62	$0.269	$0.000
Vanguard Tax-Managed Capital Appreciation Fund
Admiral Shares	$103.75	$106.31	$0.907	$0.000
Institutional Shares	51.55	52.82	0.460	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$44.37	$46.71	$0.229	$0.000
Institutional Shares	44.47	46.82	0.237	0.000

Tax-Managed Balanced Fund

Fund Profile
As of June 30, 2016

Equity and Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	818	1,001	3,863
Median Market Cap	$60.7B	$60.7B	$53.0B
Price/Earnings Ratio	21.8x	21.5x	22.0x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	17.0%	16.9%	16.5%
Earnings Growth
Rate	7.4%	7.3%	7.3%
Dividend Yield	2.0%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	11%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.11%	—	—
30-Day SEC Yield	1.60%	—	—
Short-Term
Reserves	0.1%	—	—

Fixed Income Characteristics

		Barclays	Barclays
		1-15 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	1,507	39,973	49,372
Yield to Maturity
(before expenses)	1.4%	1.4%	1.6%
Average Coupon	4.6%	4.8%	4.8%
Average Duration	4.8 years	4.6 years	5.6 years
Average Stated
Maturity	8.7 years	8.0 years	13.1 years

Total Fund Volatility Measures

		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	FA Index
R-Squared	1.00	0.95
Beta	0.98	0.46

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer
	Technology	2.6%
Alphabet Inc.	Computer Services
	Software & Systems	2.0
Microsoft Corp.	Computer Services
	Software & Systems	2.0
Exxon Mobil Corp.	Oil: Integrated	1.9
Johnson & Johnson	Pharmaceuticals	1.7
General Electric Co.	Diversified
	Manufacturing
	Operations	1.4
Berkshire Hathaway Inc. Insurance: Multi-Line		1.4
Amazon.com Inc.	Diversified Retail	1.3
AT&T Inc.	Utilities:
	Telecommunications	1.3
Facebook Inc.	Computer Services
	Software & Systems	1.3
Top Ten		16.9%
Top Ten as % of Total Net Assets		8.0%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 8, 2016, and represents estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratio was 0.11%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	14.2%	14.1%	14.2%
Consumer Staples	8.8	8.9	8.4
Energy	7.1	7.1	6.8
Financial Services	18.8	18.9	19.4
Health Care	14.0	14.1	14.0
Materials &
Processing	3.6	3.6	3.8
Producer Durables	10.4	10.5	10.8
Technology	16.6	16.4	16.3
Utilities	6.5	6.4	6.3

Distribution by Credit Quality (% of fixed
income portfolio)
AAA	21.6%
AA	53.2
A	17.0
BBB	6.7
BB	0.3
B	0.4
Not Rated	0.8

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit
Quality.

Equity Investment Focus

Fixed Income Investment Focus

Distribution by Stated Maturity
(% of fixed income portfolio)
Under 1 Year	6.9%
1 - 3 Years	12.7
3 - 5 Years	12.5
5 - 10 Years	26.9
10 - 20 Years	39.9
20 - 30 Years	1.1

Largest Area Concentrations (% of fixed income
portfolio)
New York	15.6%
California	13.7
Texas	10.3
Pennsylvania	5.5
Illinois	5.0
Florida	4.1
Maryland	3.4
New Jersey	3.1
Massachusetts	3.0
Washington	2.9
Top Ten	66.6%
"Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

For a benchmark description, see the Glossary.
Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	9/6/1994	5.01%	8.22%	2.63%	3.90%	6.53%

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (48.3%)
Consumer Discretionary (6.9%)
*	Amazon.com Inc.	25,908	18,540
	Home Depot Inc.	87,099	11,122
	Walt Disney Co.	112,466	11,001
	Comcast Corp. Class A	166,121	10,829
	Wal-Mart Stores Inc.	104,149	7,605
	McDonald’s Corp.	59,574	7,169
	Starbucks Corp.	91,126	5,205
	NIKE Inc. Class B	87,228	4,815
	Costco Wholesale Corp.	30,493	4,789
*	Priceline Group Inc.	3,654	4,562
	Lowe’s Cos. Inc.	56,315	4,458
	Time Warner Inc.	51,396	3,780
	TJX Cos. Inc.	41,786	3,227
	Ford Motor Co.	241,300	3,033
*	Netflix Inc.	31,091	2,844
	General Motors Co.	91,500	2,589
	Target Corp.	37,045	2,586
*	Charter Communications
	Inc. Class A	11,161	2,552
	CBS Corp. Class B	43,013	2,342
	Newell Brands Inc.	47,596	2,312
*	O’Reilly Automotive Inc.	8,474	2,297
*	eBay Inc.	97,208	2,276
	Johnson Controls Inc.	47,900	2,120
	Twenty-First Century Fox
	Inc. Class A	76,951	2,081
	Dollar General Corp.	22,000	2,068
*	Dollar Tree Inc.	20,651	1,946
	Ross Stores Inc.	33,708	1,911
	Yum! Brands Inc.	23,005	1,908
*	Tesla Motors Inc.	8,897	1,889
*	AutoZone Inc.	2,377	1,887
	Estee Lauder Cos. Inc.
	Class A	17,818	1,622
	Advance Auto Parts Inc.	8,504	1,374
*	Liberty Interactive Corp.
	QVC Group Class A	53,593	1,360
*	Mohawk Industries Inc.	6,774	1,285

*	DISH Network Corp.
	Class A	24,346	1,276
*	MGM Resorts International	55,805	1,263
	Tractor Supply Co.	13,714	1,250
	Marriott International Inc.
	Class A	18,383	1,222
	Expedia Inc.	11,476	1,220
*	Sirius XM Holdings Inc.	306,168	1,209
	DR Horton Inc.	37,242	1,172
	Domino’s Pizza Inc.	8,920	1,172
	Fortune Brands Home &
	Security Inc.	19,825	1,149
	Lennar Corp. Class A	23,803	1,097
	Starwood Hotels & Resorts
	Worldwide Inc.	14,307	1,058
	Lear Corp.	10,300	1,048
	Hilton Worldwide
	Holdings Inc.	46,050	1,037
	Royal Caribbean
	Cruises Ltd.	15,347	1,031
	Coach Inc.	24,420	995
	Lamar Advertising Co.
	Class A	14,900	988
*	NVR Inc.	537	956
	Hanesbrands Inc.	36,400	915
	Scripps Networks
	Interactive Inc. Class A	14,568	907
	News Corp. Class A	78,367	889
	Carnival Corp.	19,950	882
	CST Brands Inc.	20,266	873
*	Discovery
	Communications Inc.	35,152	838
*	Toll Brothers Inc.	30,541	822
*	Live Nation
	Entertainment Inc.	34,919	821
	Wyndham Worldwide Corp.	11,500	819
	Thor Industries Inc.	12,600	816
	Las Vegas Sands Corp.	18,400	800
*	Ulta Salon Cosmetics &
	Fragrance Inc.	3,264	795

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Service Corp. International	29,400	795
	PVH Corp.	8,403	792
*	JC Penney Co. Inc.	88,753	788
	Gentex Corp.	50,770	784
	Signet Jewelers Ltd.	9,400	775
*	Vista Outdoor Inc.	15,982	763
	Twenty-First Century
	Fox Inc.	27,500	749
*	Starz	24,498	733
*	WABCO Holdings Inc.	7,496	686
	Dunkin’ Brands Group Inc.	15,292	667
	L Brands Inc.	9,900	665
	Viacom Inc. Class A	13,401	622
	Macy’s Inc.	18,494	622
	Harley-Davidson Inc.	12,290	557
	Wendy’s Co.	57,670	555
	Mattel Inc.	17,700	554
*	Chipotle Mexican Grill Inc.
	Class A	1,300	524
	Visteon Corp.	7,900	520
	John Wiley & Sons Inc.
	Class A	9,618	502
*	LKQ Corp.	15,632	496
	Dillard’s Inc. Class A	8,053	488
*	Michael Kors Holdings Ltd.	9,283	459
*	CarMax Inc.	9,301	456
	Harman International
	Industries Inc.	6,307	453
	Wynn Resorts Ltd.	4,991	452
*	Liberty SiriusXM Group	14,410	445
	Brinker International Inc.	9,637	439
	Bed Bath & Beyond Inc.	10,100	436
	Kohl’s Corp.	11,385	432
*	TripAdvisor Inc.	6,700	431
*	Under Armour Inc. Class A	10,701	429
	Polaris Industries Inc.	5,200	425
	VF Corp.	6,800	418
*	Liberty SiriusXM Group	12,657	397
	Omnicom Group Inc.	4,800	391
*	Panera Bread Co. Class A	1,827	387
*	Under Armour Inc.	10,612	386
	Gap Inc.	17,685	375
*	Liberty Broadband Corp.	5,973	358
*	Liberty Ventures Class A	9,636	357
	Hasbro Inc.	4,200	353
*	lululemon athletica Inc.	3,992	295
	Ralph Lauren Corp. Class A	3,073	275
*	ServiceMaster Global
	Holdings Inc.	6,876	274
	BorgWarner Inc.	8,952	264
*	Liberty Broadband Corp.
	Class A	4,259	253
*	Murphy USA Inc.	2,740	203
	Viacom Inc. Class B	4,427	184
	Staples Inc.	21,100	182
	Best Buy Co. Inc.	5,900	181

*	Discovery Communications
	Inc. Class A	6,841	173
*	Sally Beauty Holdings Inc.	5,084	149
*	Norwegian Cruise Line
	Holdings Ltd.	3,529	141
	H&R Block Inc.	5,900	136
*	Hertz Global Holdings Inc.	11,243	124
*	Pandora Media Inc.	9,798	122
	Delphi Automotive plc	1,800	113
	Outfront Media Inc.	4,615	112
	Foot Locker Inc.	2,000	110
*	AMC Networks Inc. Class A	1,528	92
*	Michaels Cos. Inc.	3,094	88
*	Kate Spade & Co.	3,430	71
*	Skechers U.S.A. Inc. Class A	2,374	71
*	Madison Square Garden Co.
	Class A	366	63
	Nordstrom Inc.	1,500	57
*	Cabela’s Inc.	1,083	54
*	Urban Outfitters Inc.	1,911	53
*	AutoNation Inc.	1,101	52
*	Tempur Sealy International Inc. 873		48
	Lennar Corp. Class B	680	25
*	Hyatt Hotels Corp. Class A	500	25
	Restaurant Brands
	International LP	189	8
*	Fitbit Inc. Class A	583	7
			196,625
Consumer Staples (4.2%)
	Procter & Gamble Co.	186,749	15,812
	Coca-Cola Co.	256,764	11,639
	Philip Morris
	International Inc.	108,249	11,011
	Altria Group Inc.	142,280	9,812
	PepsiCo Inc.	89,290	9,459
	CVS Health Corp.	69,492	6,653
	Mondelez International
	Inc. Class A	109,437	4,980
	Colgate-Palmolive Co.	63,970	4,683
	Walgreens Boots
	Alliance Inc.	55,078	4,586
	Kraft Heinz Co.	39,059	3,456
	Kroger Co.	73,600	2,708
	Reynolds American Inc.	45,591	2,459
	Kimberly-Clark Corp.	16,852	2,317
	Constellation Brands Inc.
	Class A	12,887	2,131
*	Monster Beverage Corp.	12,221	1,964
	Tyson Foods Inc. Class A	28,347	1,893
	Dr Pepper Snapple
	Group Inc.	16,632	1,607
	General Mills Inc.	22,514	1,606
	Mead Johnson Nutrition Co.	17,213	1,562
	Hershey Co.	13,200	1,498
	JM Smucker Co.	9,651	1,471

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	McCormick & Co. Inc.	13,547	1,445
	Molson Coors Brewing Co.
	Class B	14,200	1,436
	Archer-Daniels-Midland Co.	33,373	1,431
	Clorox Co.	10,000	1,384
	Church & Dwight Co. Inc.	13,255	1,364
	Ingredion Inc.	10,086	1,305
	Brown-Forman Corp.
	Class B	12,088	1,206
	Hormel Foods Corp.	31,784	1,163
*	WhiteWave Foods Co.
	Class A	21,615	1,015
	Sysco Corp.	19,100	969
*	Herbalife Ltd.	16,055	940
*	Edgewell Personal Care Co.	10,211	862
*	Sprouts Farmers Market Inc.	33,357	764
*	Rite Aid Corp.	94,214	706
	Kellogg Co.	6,600	539
	Bunge Ltd.	7,114	421
	Whole Foods Market Inc.	12,800	410
	Energizer Holdings Inc.	6,965	359
*	Blue Buffalo Pet
	Products Inc.	9,549	223
	Pilgrim’s Pride Corp.	7,541	192
	ConAgra Foods Inc.	1,400	67
*	Post Holdings Inc.	400	33
			121,541
Energy (3.5%)
	Exxon Mobil Corp.	281,715	26,408
	Chevron Corp.	125,732	13,180
	Schlumberger Ltd.	98,067	7,755
	Occidental Petroleum Corp.	44,504	3,363
	ConocoPhillips	74,612	3,253
	EOG Resources Inc.	36,156	3,016
	Halliburton Co.	59,825	2,709
	Phillips 66	33,106	2,627
	Kinder Morgan Inc.	117,314	2,196
*	Concho Resources Inc.	15,180	1,811
	Pioneer Natural
	Resources Co.	11,839	1,790
	Anadarko Petroleum Corp.	31,992	1,704
	EQT Corp.	20,297	1,572
	Apache Corp.	27,914	1,554
	Valero Energy Corp.	29,300	1,494
*	Continental Resources Inc.	32,628	1,477
	Spectra Energy Corp.	37,300	1,366
*	Newfield Exploration Co.	30,018	1,326
	Cimarex Energy Co.	10,176	1,214
	Cabot Oil & Gas Corp.	46,204	1,189
	Marathon Petroleum Corp.	28,782	1,093
	Devon Energy Corp.	27,854	1,010
	Williams Cos. Inc.	45,500	984
*	FMC Technologies Inc.	35,915	958
	Marathon Oil Corp.	57,682	866
	World Fuel Services Corp.	18,200	864

	Hess Corp.	13,930	837
	Baker Hughes Inc.	18,250	824
	National Oilwell Varco Inc.	21,529	724
	Patterson-UTI Energy Inc.	30,402	648
	ONEOK Inc.	13,384	635
*	Cheniere Energy Inc.	16,902	635
*	Dril-Quip Inc.	10,056	588
	Energen Corp.	12,130	585
	Helmerich & Payne Inc.	7,915	531
*	SolarCity Corp.	22,129	530
	Noble Energy Inc.	13,998	502
	Targa Resources Corp.	9,700	409
	Columbia Pipeline Group Inc.	15,700	400
	Range Resources Corp.	8,962	387
*	Weatherford
	International plc	64,930	360
*	Southwestern Energy Co.	27,215	342
*	Antero Resources Corp.	10,320	268
	Ensco plc Class A	26,900	261
	Tesoro Corp.	3,200	240
*	First Solar Inc.	4,747	230
*	Chesapeake Energy Corp.	51,300	220
	CONSOL Energy Inc.	12,300	198
	HollyFrontier Corp.	8,292	197
	Nabors Industries Ltd.	16,420	165
	Noble Corp. plc	19,600	162
	Murphy Oil Corp.	4,700	149
*	Whiting Petroleum Corp.	16,059	149
*	Diamondback Energy Inc.	1,510	138
*	Gulfport Energy Corp.	3,067	96
*	SunPower Corp. Class A	5,514	85
	Rowan Cos. plc Class A	4,300	76
*	WPX Energy Inc.	7,944	74
	SM Energy Co.	2,600	70
	Transocean Ltd.	5,800	69
*	Memorial Resource
	Development Corp.	2,625	42
*	Rice Energy Inc.	1,750	39
*	Kosmos Energy Ltd.	6,434	35
	QEP Resources Inc.	1,900	33
*	Laredo Petroleum Inc.	3,190	33
			98,745
Financial Services (9.1%)
*	Berkshire Hathaway Inc.
	Class B	132,952	19,250
	JPMorgan Chase & Co.	248,901	15,467
	Wells Fargo & Co.	309,759	14,661
	Visa Inc. Class A	131,515	9,754
	Bank of America Corp.	694,380	9,214
	Citigroup Inc.	200,498	8,499
	MasterCard Inc. Class A	67,000	5,900
	Simon Property Group Inc.	23,528	5,103
	Goldman Sachs Group Inc.	32,535	4,834
	American International
	Group Inc.	81,900	4,332

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	American Tower Corporation	33,919	3,854
	American Express Co.	60,659	3,686
	Chubb Ltd.	25,685	3,357
*	PayPal Holdings Inc.	91,834	3,353
	US Bancorp	82,400	3,323
	Public Storage	11,572	2,958
	Bank of New York Mellon
	Corp.	73,032	2,837
	Aon plc	23,740	2,593
	Crown Castle International
	Corp.	24,967	2,532
	BlackRock Inc.	7,312	2,505
	Charles Schwab Corp.	89,405	2,263
*	Fiserv Inc.	19,460	2,116
	Morgan Stanley	81,060	2,106
	MetLife Inc.	52,840	2,105
	Equinix Inc.	5,196	2,015
	Capital One Financial Corp.	31,592	2,006
	Allstate Corp.	28,400	1,987
	CME Group Inc.	19,595	1,909
	PNC Financial Services
	Group Inc.	22,900	1,864
	Equity Residential	26,750	1,843
	AvalonBay Communities Inc.	10,200	1,840
*	Synchrony Financial	72,663	1,837
	Welltower Inc.	23,800	1,813
	Boston Properties Inc.	12,781	1,686
	Equifax Inc.	12,788	1,642
	Vornado Realty Trust	16,000	1,602
	SunTrust Banks Inc.	38,929	1,599
	Prologis Inc.	32,400	1,589
	Fidelity National
	Information Services Inc.	21,481	1,583
	Travelers Cos. Inc.	13,189	1,570
	Intercontinental
	Exchange Inc.	6,131	1,569
	Ventas Inc.	21,400	1,558
	General Growth
	Properties Inc.	51,800	1,545
	Hartford Financial Services
	Group Inc.	34,200	1,518
	Progressive Corp.	44,997	1,507
	Marsh & McLennan
	Cos. Inc.	22,000	1,506
*	Markel Corp.	1,571	1,497
	Realty Income Corp.	21,500	1,491
	Weyerhaeuser Co.	48,386	1,440
	Loews Corp.	34,975	1,437
	Essex Property Trust Inc.	5,973	1,362
	Moody’s Corp.	14,200	1,331
	Discover Financial Services	24,229	1,298
	Global Payments Inc.	18,028	1,287
	Digital Realty Trust Inc.	11,800	1,286
	First Republic Bank	18,276	1,279
*	Alleghany Corp.	2,311	1,270
*	Arch Capital Group Ltd.	17,312	1,246

	Extra Space Storage Inc.	13,300	1,231
	Federal Realty
	Investment Trust	7,319	1,212
	State Street Corp.	21,369	1,152
	Torchmark Corp.	18,622	1,151
	Equity LifeStyle
	Properties Inc.	14,273	1,143
	S&P Global Inc.	10,500	1,126
	Prudential Financial Inc.	15,712	1,121
	SL Green Realty Corp.	10,359	1,103
	Total System Services Inc.	20,700	1,099
	MSCI Inc. Class A	14,134	1,090
	American Homes 4 Rent
	Class A	52,135	1,068
	HCP Inc.	29,600	1,047
	Aflac Inc.	14,400	1,039
	WR Berkley Corp.	17,293	1,036
	Nasdaq Inc.	15,873	1,027
*	Signature Bank	8,180	1,022
	T. Rowe Price Group Inc.	14,000	1,022
	FactSet Research
	Systems Inc.	6,219	1,004
*	Alliance Data Systems Corp.	5,114	1,002
	SEI Investments Co.	20,547	989
	White Mountains Insurance
	Group Ltd.	1,166	982
*	CBRE Group Inc. Class A	36,893	977
*	Howard Hughes Corp.	8,540	976
	RenaissanceRe Holdings Ltd.	8,218	965
	Ameriprise Financial Inc.	10,680	960
	Forest City Realty Trust Inc.
	Class A	42,832	956
	Assurant Inc.	11,000	949
	Douglas Emmett Inc.	26,334	935
	KeyCorp	84,218	931
	Zions Bancorporation	36,933	928
*	Equity Commonwealth	31,686	923
	Comerica Inc.	22,300	917
*	E*TRADE Financial Corp.	38,848	913
*	SVB Financial Group	9,475	902
	Reinsurance Group of
	America Inc. Class A	8,970	870
	Kilroy Realty Corp.	12,789	848
	Brown & Brown Inc.	22,461	842
	Everest Re Group Ltd.	4,600	840
	Commerce Bancshares Inc.	17,312	829
	Apartment Investment &
	Management Co.	18,776	829
	CBOE Holdings Inc.	12,400	826
	Unum Group	25,927	824
	Huntington Bancshares Inc.	89,700	802
	Empire State Realty
	Trust Inc.	41,657	791
	Regions Financial Corp.	90,215	768
	Taubman Centers Inc.	10,300	764
	East West Bancorp Inc.	22,169	758

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Host Hotels & Resorts Inc.	46,699	757
	Macerich Co.	8,800	751
	Post Properties Inc.	12,000	733
	Assured Guaranty Ltd.	28,594	725
	Annaly Capital
	Management Inc.	64,800	717
	Synovus Financial Corp.	24,642	714
	Morningstar Inc.	8,688	711
	Tanger Factory Outlet
	Centers Inc.	17,300	695
	Dun & Bradstreet Corp.	5,700	694
	First Horizon National Corp.	49,640	684
	Interactive Brokers
	Group Inc.	19,320	684
*	Affiliated Managers
	Group Inc.	4,784	673
	Fifth Third Bancorp	38,275	673
	Franklin Resources Inc.	19,575	653
	Associated Banc-Corp	37,727	647
	Hanover Insurance
	Group Inc.	7,614	644
	Lincoln National Corp.	16,530	641
	Popular Inc.	21,800	639
	TFS Financial Corp.	36,600	630
	TD Ameritrade Holding
	Corp.	21,961	625
	Kimco Realty Corp.	19,200	602
	Raymond James
	Financial Inc.	11,434	564
	TCF Financial Corp.	42,000	531
	DDR Corp.	29,107	528
	Brixmor Property Group Inc.	19,000	503
	Jones Lang LaSalle Inc.	5,012	488
	Allied World Assurance Co.
	Holdings AG	13,344	469
*	Ally Financial Inc.	24,954	426
	Legg Mason Inc.	14,354	423
*	FleetCor Technologies Inc.	2,491	357
	Retail Properties of
	America Inc.	19,700	333
	American Capital
	Agency Corp.	14,200	281
	CNA Financial Corp.	8,693	273
	Iron Mountain Inc.	6,800	271
	ProAssurance Corp.	5,000	268
	National Retail Properties Inc.	5,100	264
	BOK Financial Corp.	4,040	253
*	Zillow Group Inc.	6,539	237
	BB&T Corp.	5,800	207
	NorthStar Realty Finance
	Corp.	14,900	170
	FNF Group	4,447	167
	Northern Trust Corp.	2,400	159
	UDR Inc.	4,300	159
	Leucadia National Corp.	8,733	151
	Lazard Ltd. Class A	5,025	150

*	Vantiv Inc. Class A	2,583	146
*	CoreLogic Inc.	3,411	131
*	Credit Acceptance Corp.	709	131
*	OneMain Holdings Inc.
	Class A	5,649	129
	American Campus
	Communities Inc.	2,400	127
	Communications Sales &
	Leasing Inc.	3,900	113
	Omega Healthcare
	Investors Inc.	2,800	95
	Hospitality Properties Trust	3,122	90
*	WEX Inc.	901	80
	Spirit Realty Capital Inc.	6,100	78
	Paramount Group Inc.	4,666	74
*	First Data Corp. Class A	6,500	72
*	TransUnion	1,700	57
	VEREIT Inc.	5,500	56
*	Square Inc.	4,700	43
*	SLM Corp.	6,800	42
*	Santander Consumer USA
	Holdings Inc.	3,500	36
	Gaming and Leisure
	Properties Inc.	900	31
	Cullen/Frost Bankers Inc.	200	13
	People’s United Financial Inc. 400		6
			259,377
Health Care (6.8%)
	Johnson & Johnson	188,844	22,907
	Pfizer Inc.	412,387	14,520
	Merck & Co. Inc.	188,821	10,878
	Medtronic plc	99,010	8,591
	UnitedHealth Group Inc.	60,413	8,530
	Bristol-Myers Squibb Co.	110,860	8,154
	Gilead Sciences Inc.	96,242	8,029
	Amgen Inc.	51,855	7,890
	AbbVie Inc.	111,754	6,919
*	Allergan plc	26,629	6,154
*	Celgene Corp.	52,924	5,220
	Eli Lilly & Co.	63,200	4,977
	Thermo Fisher Scientific Inc.	27,567	4,073
*	Express Scripts Holding Co.	48,031	3,641
	Abbott Laboratories	92,100	3,620
*	Biogen Inc.	14,863	3,594
*	Boston Scientific Corp.	117,541	2,747
	Aetna Inc.	22,455	2,742
	Stryker Corp.	22,549	2,702
	Cigna Corp.	19,741	2,527
	McKesson Corp.	13,436	2,508
*	HCA Holdings Inc.	28,631	2,205
	Anthem Inc.	16,126	2,118
	Humana Inc.	10,600	1,907
	Zoetis Inc.	39,980	1,897
*	Regeneron
	Pharmaceuticals Inc.	5,214	1,821

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Alexion Pharmaceuticals Inc.	14,831	1,732
	St. Jude Medical Inc.	22,035	1,719
	CR Bard Inc.	7,165	1,685
	Zimmer Biomet Holdings Inc.	13,970	1,682
*	Cerner Corp.	28,528	1,672
	Baxter International Inc.	35,100	1,587
*	Vertex Pharmaceuticals Inc.	17,755	1,527
*	DaVita HealthCare
	Partners Inc.	19,545	1,511
*	Laboratory Corp. of
	America Holdings	11,372	1,481
	Universal Health Services
	Inc. Class B	10,847	1,455
*	Intuitive Surgical Inc.	2,144	1,418
	Agilent Technologies Inc.	30,407	1,349
	Cooper Cos. Inc.	7,563	1,298
*	Edwards Lifesciences Corp.	12,966	1,293
	Becton Dickinson and Co.	7,358	1,248
	DENTSPLY SIRONA Inc.	19,508	1,210
	AmerisourceBergen Corp.
	Class A	14,706	1,166
*	Mylan NV	25,850	1,118
	Cardinal Health Inc.	13,745	1,072
*	Illumina Inc.	7,500	1,053
	PerkinElmer Inc.	17,800	933
	Bio-Techne Corp.	7,000	789
	Perrigo Co. plc	8,200	744
*	Varian Medical Systems Inc.	8,726	718
*	QIAGEN NV	32,000	698
*	Quintiles Transnational
	Holdings Inc.	10,600	692
*	Incyte Corp.	8,500	680
*	Premier Inc. Class A	20,435	668
	Hill-Rom Holdings Inc.	13,022	657
	Quest Diagnostics Inc.	8,019	653
	Patterson Cos. Inc.	13,300	637
*	BioMarin Pharmaceutical Inc.	7,700	599
*	Medivation Inc.	9,746	588
*	Centene Corp.	7,463	533
*	Charles River Laboratories
	International Inc.	5,500	453
*	Mallinckrodt plc	7,075	430
*	Tenet Healthcare Corp.	12,517	346
*	DexCom Inc.	4,119	327
*	Alkermes plc	6,300	272
*	United Therapeutics Corp.	2,118	224
*	IDEXX Laboratories Inc.	2,255	209
*	Alere Inc.	4,900	204
*	Akorn Inc.	6,834	195
*	Endo International plc	11,800	184
*	Hologic Inc.	5,193	180
*	Alnylam Pharmaceuticals Inc.	2,964	164
*	Align Technology Inc.	1,810	146
	ResMed Inc.	2,200	139
*	athenahealth Inc.	945	130

*	Ionis Pharmaceuticals Inc.	5,383	125
*	VCA Inc.	1,809	122
*	Henry Schein Inc.	664	117
*	Intrexon Corp.	4,638	114
*	MEDNAX Inc.	1,373	99
*	Intercept Pharmaceuticals Inc.	627	89
*	Allscripts Healthcare
	Solutions Inc.	6,694	85
*	ACADIA Pharmaceuticals Inc.	2,300	75
*	OPKO Health Inc.	7,178	67
*	Veeva Systems Inc. Class A	1,938	66
*	Seattle Genetics Inc.	1,292	52
*	LifePoint Health Inc.	655	43
*	Envision Healthcare
	Holdings Inc.	1,602	41
*	Brookdale Senior Living Inc.	2,500	39
*	Neurocrine Biosciences Inc.	800	36
	Bruker Corp.	1,500	34
*	Juno Therapeutics Inc.	546	21
*	Agios Pharmaceuticals Inc.	419	18
*	Acadia Healthcare Co. Inc.	309	17
			193,599
Materials & Processing (1.7%)
	EI du Pont de Nemours
	& Co.	57,228	3,708
	Dow Chemical Co.	72,487	3,603
	Monsanto Co.	26,933	2,785
	Newmont Mining Corp.	63,066	2,467
	Ecolab Inc.	17,900	2,123
	Sherwin-Williams Co.	6,460	1,897
	Vulcan Materials Co.	14,744	1,775
	Air Products &
	Chemicals Inc.	11,600	1,648
	PPG Industries Inc.	15,100	1,573
	LyondellBasell Industries NV
	Class A	19,638	1,461
	Praxair Inc.	12,852	1,444
	Martin Marietta Materials Inc.	6,786	1,303
	Ingersoll-Rand plc	20,400	1,299
	Valspar Corp.	10,800	1,167
	Ball Corp.	15,418	1,115
	Celanese Corp. Class A	16,040	1,050
*	Crown Holdings Inc.	20,469	1,037
	Sealed Air Corp.	21,500	988
	Lennox International Inc.	6,900	984
	Eagle Materials Inc.	12,400	957
	International Paper Co.	21,443	909
	Valmont Industries Inc.	6,711	908
	Freeport-McMoRan Inc.	77,400	862
	Southern Copper Corp.	31,500	850
	Albemarle Corp.	10,400	825
	Alcoa Inc.	84,500	783
	NewMarket Corp.	1,820	754
	WR Grace & Co.	10,292	753
	Ashland Inc.	6,198	711

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Owens Corning	13,800	711
	Hexcel Corp.	16,800	700
	Reliance Steel &
	Aluminum Co.	7,600	584
*	Owens-Illinois Inc.	30,700	553
	Silgan Holdings Inc.	10,642	548
	WestRock Co.	12,260	477
	FMC Corp.	8,798	407
*	Armstrong World
	Industries Inc.	10,403	407
	CF Industries Holdings Inc.	16,559	399
	Mosaic Co.	15,230	399
	Nucor Corp.	7,400	366
	Scotts Miracle-Gro Co.
	Class A	5,042	352
	Westlake Chemical Corp.	7,800	335
	Acuity Brands Inc.	900	223
	Fastenal Co.	4,725	210
	Royal Gold Inc.	2,800	202
*	Axalta Coating Systems Ltd.	6,954	184
	Eastman Chemical Co.	2,640	179
	Tahoe Resources Inc.	9,100	136
	United States Steel Corp.	8,000	135
*	USG Corp.	5,000	135
*	Platform Specialty Products
	Corp.	6,726	60
			49,441
Producer Durables (5.0%)
	General Electric Co.	615,521	19,377
	3M Co.	37,300	6,532
	United Technologies Corp.	57,076	5,853
	Honeywell International Inc.	47,200	5,490
	Boeing Co.	41,320	5,366
	Union Pacific Corp.	54,250	4,733
	Accenture plc Class A	38,300	4,339
	United Parcel Service Inc.
	Class B	37,500	4,039
	Danaher Corp.	38,251	3,863
	Lockheed Martin Corp.	14,943	3,708
	FedEx Corp.	21,536	3,269
	Caterpillar Inc.	32,975	2,500
	Automatic Data
	Processing Inc.	26,574	2,441
	Delta Air Lines Inc.	59,300	2,160
	Southwest Airlines Co.	54,517	2,138
	Emerson Electric Co.	34,300	1,789
	Raytheon Co.	12,449	1,692
	Eaton Corp. plc	26,700	1,595
	Norfolk Southern Corp.	17,900	1,524
*	Verisk Analytics Inc. Class A	18,685	1,515
*	TransDigm Group Inc.	5,676	1,497
	Roper Technologies Inc.	8,710	1,486
	General Dynamics Corp.	10,191	1,419
*	United Continental
	Holdings Inc.	34,459	1,414

	Deere & Co.	16,300	1,321
	Huntington Ingalls
	Industries Inc.	7,469	1,255
	Cintas Corp.	12,170	1,194
	Xylem Inc.	26,439	1,180
	Textron Inc.	32,211	1,178
*	Stericycle Inc.	11,211	1,167
*	Waters Corp.	8,218	1,156
	CH Robinson Worldwide Inc.	15,511	1,152
	Rockwell Collins Inc.	13,500	1,149
*	Mettler-Toledo
	International Inc.	3,020	1,102
	Cummins Inc.	9,721	1,093
	AO Smith Corp.	12,100	1,066
	AMETEK Inc.	22,900	1,059
	Expeditors International of
	Washington Inc.	21,466	1,053
	Kansas City Southern	11,600	1,045
	Northrop Grumman Corp.	4,700	1,045
	Wabtec Corp.	14,465	1,016
*	Jacobs Engineering
	Group Inc.	20,195	1,006
	Allegion plc	14,433	1,002
	Carlisle Cos. Inc.	9,400	993
	JB Hunt Transport
	Services Inc.	12,010	972
	IDEX Corp.	11,729	963
	Nordson Corp.	11,450	957
	BWX Technologies Inc.	26,319	941
	Toro Co.	10,518	928
	WW Grainger Inc.	3,982	905
	Orbital ATK Inc.	10,586	901
	Landstar System Inc.	13,035	895
*	Spirit AeroSystems
	Holdings Inc. Class A	20,628	887
	Republic Services Inc.
	Class A	16,510	847
	Oshkosh Corp.	17,747	847
*	Manitowoc Foodservice Inc.	46,690	823
	Fluor Corp.	16,458	811
*	HD Supply Holdings Inc.	22,965	800
	FLIR Systems Inc.	25,500	789
*	AECOM	24,734	786
	CSX Corp.	29,700	775
*	Quanta Services Inc.	32,695	756
	AGCO Corp.	15,837	746
	Illinois Tool Works Inc.	7,000	729
	ITT Inc.	20,469	655
	Flowserve Corp.	14,313	647
	Lincoln Electric Holdings Inc.	10,723	634
	Air Lease Corp. Class A	22,500	603
*	United Rentals Inc.	8,891	597
	Pentair plc	10,087	588
	Ryder System Inc.	9,400	575
	Paychex Inc.	9,300	553
	Robert Half International Inc.	14,500	553

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Stanley Black & Decker Inc.	4,927	548
*	Copart Inc.	11,159	547
	Tyco International plc	12,700	541
	KBR Inc.	38,382	508
	B/E Aerospace Inc.	10,890	503
	L-3 Communications
	Holdings Inc.	3,289	482
	Donaldson Co. Inc.	13,286	457
	National Instruments Corp.	14,511	398
*	IHS Inc. Class A	3,236	374
	MSC Industrial Direct Co.
	Inc. Class A	5,300	374
	ManpowerGroup Inc.	5,650	364
	Trinity Industries Inc.	19,100	355
	Xerox Corp.	36,155	343
*	Clean Harbors Inc.	6,021	314
	Chicago Bridge & Iron Co. NV	8,688	301
*	Keysight Technologies Inc.	9,503	276
*	WESCO International Inc.	5,246	270
	Covanta Holding Corp.	14,400	237
	Copa Holdings SA Class A	4,039	211
*	Spirit Airlines Inc.	4,133	185
	Waste Management Inc.	2,700	179
*	Middleby Corp.	1,528	176
	Alaska Air Group Inc.	2,800	163
	Regal Beloit Corp.	2,800	154
*	Old Dominion Freight
	Line Inc.	2,437	147
	PACCAR Inc.	2,800	145
*	CoStar Group Inc.	582	127
*	Trimble Navigation Ltd.	4,473	109
*	Colfax Corp.	3,531	93
*	JetBlue Airways Corp.	5,349	89
*	Genpact Ltd.	3,249	87
*	Zebra Technologies Corp.	1,282	64
	Terex Corp.	2,800	57
	American Airlines Group Inc.	1,867	53
	Lexmark International Inc.
	Class A	1,300	49
*	Kirby Corp.	601	37
*	Genesee & Wyoming Inc.
	Class A	419	25
			143,776
Technology (8.0%)
	Apple Inc.	369,015	35,278
	Microsoft Corp.	527,756	27,005
*	Facebook Inc. Class A	151,788	17,346
*	Alphabet Inc. Class A	20,728	14,583
*	Alphabet Inc. Class C	18,924	13,097
	Intel Corp.	333,500	10,939
	Cisco Systems Inc.	339,015	9,726
	International Business
	Machines Corp.	61,403	9,320
	Oracle Corp.	216,590	8,865
	QUALCOMM Inc.	95,675	5,125

	EMC Corp.	150,136	4,079
	Texas Instruments Inc.	64,046	4,013
*	salesforce.com Inc.	48,723	3,869
	Broadcom Ltd.	24,281	3,773
*	Adobe Systems Inc.	37,396	3,582
*	Yahoo! Inc.	67,022	2,517
	NVIDIA Corp.	50,100	2,355
*	Cognizant Technology
	Solutions Corp. Class A	39,715	2,273
	Hewlett Packard
	Enterprise Co.	124,273	2,271
	Applied Materials Inc.	91,880	2,202
	Intuit Inc.	19,124	2,134
	Activision Blizzard Inc.	47,560	1,885
	Amphenol Corp. Class A	27,542	1,579
*	Electronic Arts Inc.	19,455	1,474
	Corning Inc.	71,577	1,466
	HP Inc.	113,473	1,424
*	LinkedIn Corp. Class A	7,500	1,419
*	Citrix Systems Inc.	16,028	1,284
	Motorola Solutions Inc.	19,028	1,255
	Lam Research Corp.	14,800	1,244
*	Autodesk Inc.	22,567	1,222
*	Synopsys Inc.	20,082	1,086
	CDK Global Inc.	19,458	1,080
	Analog Devices Inc.	18,996	1,076
*	VeriSign Inc.	12,392	1,071
*	Cadence Design
	Systems Inc.	43,738	1,063
	Xilinx Inc.	21,429	989
	Ingram Micro Inc.	28,100	977
	Skyworks Solutions Inc.	15,100	956
	Juniper Networks Inc.	41,600	936
	Dolby Laboratories Inc.
	Class A	19,500	933
*	SBA Communications Corp.
	Class A	8,611	930
	Western Digital Corp.	19,616	927
	Symantec Corp.	42,239	868
	Amdocs Ltd.	14,500	837
*	Micron Technology Inc.	60,300	830
	DST Systems Inc.	7,030	819
	Teradyne Inc.	41,000	807
	Avnet Inc.	19,900	806
*	NCR Corp.	28,701	797
*	CommScope Holding
	Co. Inc.	25,509	792
	Computer Sciences Corp.	15,000	745
	Sabre Corp.	27,200	729
*	IMS Health Holdings Inc.	25,628	650
*	Twitter Inc.	38,004	643
	IAC/InterActiveCorp	11,100	625
*	Akamai Technologies Inc.	10,183	570
*	ServiceNow Inc.	8,282	550
	Brocade Communications
	Systems Inc.	55,900	513

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Palo Alto Networks Inc.	4,064	498
	KLA-Tencor Corp.	6,700	491
*	Qorvo Inc.	8,229	455
	CSRA Inc.	15,000	351
	Linear Technology Corp.	7,300	340
	Harris Corp.	3,900	325
	NetApp Inc.	13,071	321
*	Workday Inc. Class A	4,082	305
*	ON Semiconductor Corp.	32,701	288
*	Teradata Corp.	9,030	226
*	Splunk Inc.	4,128	224
*	Arrow Electronics Inc.	3,482	216
	Maxim Integrated
	Products Inc.	5,500	196
*	Red Hat Inc.	2,292	166
	CA Inc.	5,007	164
*	F5 Networks Inc.	1,336	152
*	Black Knight Financial
	Services Inc. Class A	3,893	146
*	VMware Inc. Class A	2,401	137
*	Cree Inc.	5,113	125
	Marvell Technology
	Group Ltd.	11,400	109
*	Nuance Communications Inc.	6,858	107
*	Fortinet Inc.	3,338	105
	Microchip Technology Inc.	2,051	104
*	EchoStar Corp. Class A	2,346	93
*	Gartner Inc.	946	92
*	NetSuite Inc.	1,246	91
*	Tableau Software Inc.
	Class A	1,810	89
*	Groupon Inc. Class A	27,039	88
*	GoDaddy Inc. Class A	2,639	82
*	Match Group Inc.	5,087	77
*	Ultimate Software Group Inc.	364	77
*	Zynga Inc. Class A	30,672	76
*	Rackspace Hosting Inc.	3,357	70
*	Arista Networks Inc.	982	63
*	ANSYS Inc.	664	60
*	VeriFone Systems Inc.	2,782	52
*	PTC Inc.	1,365	51
*	IPG Photonics Corp.	627	50
*	Tyler Technologies Inc.	300	50
*	ARRIS International plc	2,011	42
*	Yelp Inc. Class A	1,367	42
*	Atlassian Corp. plc Class A	1,239	32
*	FireEye Inc.	1,440	24
*	Inovalon Holdings Inc. Class A	1,184	21
			229,082
Utilities (3.1%)
	AT&T Inc.	420,889	18,187
	Verizon
	Communications Inc.	269,513	15,050
	Duke Energy Corp.	54,830	4,704

	NextEra Energy Inc.	35,197	4,590
	Dominion Resources Inc.	48,508	3,780
	Southern Co.	66,530	3,568
	American Electric Power
	Co. Inc.	40,500	2,839
	PG&E Corp.	40,935	2,616
	Exelon Corp.	65,800	2,392
	Sempra Energy	19,829	2,261
	Edison International	26,617	2,067
	Consolidated Edison Inc.	24,700	1,987
	WEC Energy Group Inc.	27,832	1,817
	American Water Works
	Co. Inc.	19,828	1,676
*	Level 3 Communications Inc.	29,575	1,523
	Public Service Enterprise
	Group Inc.	30,200	1,408
	CMS Energy Corp.	30,127	1,382
*	T-Mobile US Inc.	28,700	1,242
	NiSource Inc.	46,200	1,225
	ITC Holdings Corp.	25,410	1,190
	PPL Corp.	30,900	1,166
	UGI Corp.	24,978	1,130
	AES Corp.	90,069	1,124
	Aqua America Inc.	30,878	1,101
	Alliant Energy Corp.	24,226	962
	Xcel Energy Inc.	21,000	940
	OGE Energy Corp.	26,686	874
	FirstEnergy Corp.	23,400	817
	Telephone & Data
	Systems Inc.	26,130	775
	AGL Resources Inc.	11,200	739
	Questar Corp.	26,733	678
*	United States Cellular Corp.	16,115	633
	CenturyLink Inc.	21,600	627
	TECO Energy Inc.	14,300	395
	NRG Energy Inc.	24,724	371
*	Calpine Corp.	25,010	369
	National Fuel Gas Co.	5,771	328
	Ameren Corp.	5,600	300
	MDU Resources Group Inc.	9,950	239
	Frontier Communications
	Corp.	48,100	238
	Avangrid Inc.	4,545	209
	DTE Energy Co.	1,700	168
	Eversource Energy	2,800	168
	Entergy Corp.	800	65
*	Sprint Corp.	11,900	54
	Westar Energy Inc. Class A	900	50
			90,024
Total Common Stocks
(Cost $912,351)			1,382,210

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.0%)
Alabama (0.1%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	571
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	451
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	531
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	531
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	1,000	1,126
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	572
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	368
				4,150
Alaska (0.1%)
Alaska Housing Finance Corp. General
Housing Revenue	5.000%	12/1/29	500	589
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,965
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,651
				4,205
Arizona (1.3%)
Arizona Board of Regents Arizona State University
System Revenue	5.000%	7/1/30	675	853
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,563
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/18 (Prere.)	100	110
Arizona COP	5.000%	10/1/18 (4)	500	547
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	531
Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	552
Arizona School Facilities Board COP	5.000%	9/1/19	1,000	1,127
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	2,240	2,671
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	1,955	2,446
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,000	2,553
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	522
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	581
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,453
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	600
Chandler AZ GO	5.000%	7/1/23	1,000	1,257
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	378
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,193
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	986
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,603
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/24	300	346
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/26	2,500	3,166

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	581
1 Pima County AZ Sewer Revenue	5.000%	7/1/24	1,000	1,271
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,293
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	828
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	600
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,435
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,056
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	643
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	562
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	598
				36,905
Arkansas (0.1%)
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	400	405
University of Arkansas Revenue	5.000%	11/1/21	750	899
University of Arkansas Revenue	5.000%	11/1/24	750	958
University of Arkansas Revenue	5.000%	11/1/30	725	934
				3,196
California (7.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	590
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	889
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/17 (Prere.)	200	212
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	453
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	1,019
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	582
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,228
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	602
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	750	758
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.010%	4/1/20	1,000	993
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,539
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.110%	4/1/21	1,000	993
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.310%	5/1/23	1,000	988

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Brea CA Public Financing Authority Tax Allocation
Revenue	7.000%	9/1/23	1,105	1,139
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	519
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	540
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	178
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	667
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	4,500	5,220
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	480	521
California Economic Recovery GO	5.000%	7/1/16 (Prere.)	500	500
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	424
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	120
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	564
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	564
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	358
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	210
California Educational Facilities Authority Revenue
(University of San Francisco)	6.125%	10/1/30	500	625
California GO	4.000%	9/1/16	2,000	2,012
California GO	5.000%	9/1/16 (Prere.)	500	504
California GO	5.000%	9/1/16 (Prere.)	500	504
California GO	5.000%	11/1/16	350	355
California GO	5.000%	3/1/17	500	515
California GO	5.000%	6/1/17 (Prere.)	195	203
California GO	5.000%	6/1/17 (Prere.)	185	193
California GO	5.000%	6/1/17 (Prere.)	185	193
California GO	5.000%	6/1/17 (Prere.)	500	521
California GO	6.000%	4/1/18	500	547
California GO	5.000%	9/1/18	1,905	2,083
California GO	5.000%	11/1/18 (14)	500	530
California GO	5.000%	2/1/20	500	574
California GO	5.000%	10/1/20	2,000	2,345
California GO	5.000%	9/1/21	500	601
California GO	5.000%	10/1/21	250	253
California GO	5.000%	12/1/22	1,635	2,026
California GO	5.000%	11/1/23	1,155	1,461
California GO	5.000%	9/1/25	1,560	2,028
California GO	5.000%	12/1/25	1,000	1,259
California GO	5.500%	3/1/26	500	541
California GO	5.000%	6/1/27 (14)	305	317
California GO	4.500%	8/1/27	85	87
California GO	5.000%	2/1/28	690	849
California GO	4.500%	8/1/28 (2)	725	742
California GO	5.750%	4/1/29	500	568
California GO	5.000%	9/1/29	495	541
California GO	5.000%	10/1/29	3,500	3,762
California GO	5.000%	11/1/29	1,700	2,135
California GO	5.250%	3/1/30	500	581
California GO	5.000%	9/1/30	1,000	1,198

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.250%	9/1/30	500	605
California GO	5.000%	2/1/32	500	598
California GO	5.000%	10/1/32	1,875	2,366
California GO	4.000%	9/1/33	2,000	2,332
California GO	4.000%	9/1/35	1,000	1,161
California GO PUT	4.000%	12/1/17	2,400	2,475
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,050	1,299
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	525
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,172
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/20	325	381
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	965	1,141
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	600
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	120
California Infrastructure & Economic
Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	664
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,225
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	585
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego County
Water Authority Desalination Project Pipeline)	5.000%	7/1/37	1,000	1,034
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	25
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,218
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,209
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,255
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	365
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	302
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	101
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	40
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	215
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	78
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	134

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	42
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	1,000	1,117
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	30
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,161
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,211
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	416
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	300	339
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	500	571
California State University Systemwide Revenue	5.000%	11/1/19	1,000	1,141
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,210
California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,280
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,511
California State University Systemwide Revenue
PUT	3.000%	11/1/19	1,000	1,059
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	3.000%	11/15/16	250	252
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	4.000%	11/15/17	275	287
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	1,500	1,506
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	400	478
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,206
Chaffey CA Community College District GO	5.000%	6/1/23	840	1,051
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	972
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,201
Citrus CA Community College District GO	0.000%	8/1/34	1,000	824
Contra Costa CA Community College District GO	5.000%	8/1/31	1,000	1,244
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,240
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,158
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	1,231
Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,288
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,858
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,827
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	405
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	83

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	400
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,114
Los Angeles CA Community College District GO	5.000%	8/1/16 (Prere.)	1,045	1,049
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	545
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,233
Los Angeles CA Community College District GO	5.000%	8/1/29	1,300	1,649
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,154
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	578
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	500	565
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/36	1,000	1,257
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/17 (Prere.)	1,175	1,200
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	1,906
Los Angeles CA Unified School District GO	5.000%	7/1/19	1,000	1,129
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,981
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,597
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,561
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	562
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	774
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	561
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	561
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	1,475	1,535
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	650	678
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	558
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	632
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/16 (Prere.)	1,500	1,511
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	603
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/20	1,500	1,740
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	697
2 Metropolitan Water District of Southern California
Revenue PUT	0.790%	3/27/18	1,585	1,584
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,413
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	445
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	602
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,929
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,359
Otay CA Water District (Capital Project) COP VRDO	0.420%	7/6/16 LOC	4,110	4,110
Palomar CA Community College District GO	4.750%	5/1/17 (Prere.)	1,600	1,657
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	879
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	793
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	430

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,292
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,240
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/16	100	100
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/29	1,000	1,258
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/30	2,415	1,434
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	165
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	295
Sacramento CA City Financing Authority Revenue	5.000%	12/1/22 (15)	750	922
Sacramento CA Municipal Utility District Financing
Authority Revenue (Cosumnes Project)	5.125%	7/1/16 (Prere.)	1,000	1,000
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	545
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/23	500	571
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	547
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	568
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	738
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	596
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,255
San Diego CA Community College District GO	5.000%	8/1/31	500	588
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	500	562
San Diego CA Public Facilities Financing Authority
Water Revenue	5.250%	8/1/20 (Prere.)	500	589
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/28	1,095	1,426
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/31	1,000	1,291
San Diego CA Unified School District GO	0.000%	7/1/27	500	385
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,469
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	686
San Diego CA Unified School District GO	0.000%	7/1/28	500	374
San Diego CA Unified School District GO	0.000%	7/1/29	500	358
San Diego CA Unified School District GO	0.000%	7/1/30	100	69
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	575
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	669
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,290
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,520	1,951
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	402
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	582

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	564
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	272
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	583
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	600
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,256
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,494
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/16	600	602
San Francisco CA City & County Unified
School District GO	4.000%	6/15/32	965	1,072
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,015
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	762
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,328
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	1,000	1,139
State Center California Community
College District GO	5.000%	8/1/17 (Prere.)	1,000	1,049
State Center California Community
College District GO	5.000%	8/1/29	1,000	1,285
State of California Department of
Water Resources	5.000%	12/1/24	500	650
State of California Department of
Water Resources	5.000%	12/1/28	20	22
Turlock CA Public Financing Authority
Water Revenue	4.750%	5/1/32	2,000	2,137
University of California Revenue	5.000%	5/15/17 (Prere.)	500	525
University of California Revenue	5.000%	5/15/23	1,000	1,197
University of California Revenue	5.000%	5/15/28	1,000	1,283
University of California Revenue	5.000%	5/15/28	1,000	1,245
University of California Revenue	4.000%	5/15/33	1,000	1,137
University of California Revenue PUT	5.000%	5/15/23	3,625	4,535
				203,522
Colorado (0.7%)
Adams & Weld County CO School District
No. 27J GO	5.000%	12/1/34	1,435	1,795
Adams County CO COP	5.000%	12/1/31	650	808
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	371
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	593
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/25	1,000	1,222
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,847

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	573
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,707
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	616
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	584
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	502
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,628
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	1,000	855
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	1,000	1,139
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,151
Regional Transportation District of Colorado COP	5.000%	6/1/24	1,010	1,158
Regional Transportation District of Colorado COP	5.000%	6/1/25	1,000	1,140
University of Colorado Enterprise System Revenue	5.000%	6/1/29	500	598
				19,287
Connecticut (0.5%)
Connecticut GO	5.000%	11/1/16	410	416
Connecticut GO	5.000%	4/15/21	500	584
Connecticut GO	5.000%	11/15/22	1,935	2,336
Connecticut GO	5.000%	4/15/24	500	596
Connecticut GO	5.000%	9/1/26	1,000	1,240
Connecticut GO	5.000%	4/15/28	500	592
Connecticut GO	5.000%	3/1/32	2,950	3,546
Connecticut GO	5.000%	10/15/32	705	840
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	574
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,242
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	547
Hartford CT GO	5.000%	4/1/30	435	498
University of Connecticut GO	5.000%	2/15/27	635	789
				13,800
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	667
Delaware GO	5.000%	7/1/20	600	700
Delaware GO	5.000%	10/1/20	700	823
				2,190
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	531
District of Columbia Hospital Revenue
(Children’s Hospital Obligated Group)	5.000%	7/15/35	1,000	1,221
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	787
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	571
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	577
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/27	1,000	1,267
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	580
				5,534

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida (2.1%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,219
Broward County FL Airport System Revenue	5.000%	10/1/28	400	474
Broward County FL Airport System Revenue	5.375%	10/1/29	500	566
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,239
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.250%	6/1/17	435	453
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.500%	6/1/17	1,295	1,351
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.000%	6/1/20	1,000	1,133
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/20	450	518
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	245	245
Florida Board of Education Lottery Revenue	5.000%	7/1/18	1,540	1,674
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17 (Prere.)	500	525
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	247
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,781
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	893
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,000	1,191
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,513
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	565
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,520
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	747
Florida Department of Transportation GO	5.000%	7/1/19	545	614
Florida Department of Transportation GO	5.000%	7/1/19	1,790	2,017
Florida Turnpike Authority Revenue	5.000%	7/1/18	1,400	1,522
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	563
Florida Turnpike Authority Revenue	5.000%	7/1/24	1,500	1,907
Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,943
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,119
Fort Myers FL Improvement Revenue	4.750%	12/1/16 (Prere.)	70	71
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	30	30
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	600
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	586
Jacksonville FL Special Revenue	5.000%	10/1/32	500	603
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	1,023
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,209
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,000	1,230

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	571
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	674
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,457
Miami-Dade County FL Health Facilities Authority
Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/25	1,000	1,204
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	1,300	1,320
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	640	650
Miami-Dade County FL School Board COP	5.000%	11/1/16 (Prere.)	115	117
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,861
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	1,000	1,217
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	500	601
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	500	527
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,890
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	551
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	571
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/19	815	746
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,111
Palm Beach County FL Health Facilities Authority
Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/25	540	660
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,900
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,851
Polk County FL Constitutional Fuel Tax Revenue	5.000%	12/1/16 (Prere.)	590	601
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	967
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	4.000%	7/1/16	265	265
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,218
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	241
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,535	1,808
Tampa FL Hospital Revenue	5.000%	7/1/23	750	884
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21	1,245	1,428
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	500	620
				60,402
Georgia (1.0%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,138
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,430
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,247
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,616
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	707

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	500	504
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	489
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	597
Georgia GO	5.000%	7/1/16	400	400
Georgia GO	5.000%	7/1/16	500	500
Georgia GO	5.750%	8/1/17	500	528
Georgia GO	5.000%	2/1/20	1,375	1,583
1 Georgia GO	5.000%	2/1/21	1,155	1,368
Georgia GO	5.000%	7/1/22	500	563
Georgia GO	5.000%	5/1/25	500	558
1 Georgia GO	4.000%	7/1/25	1,135	1,394
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	676
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	513
Gwinnett County GA School District GO	5.000%	2/1/28	500	641
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.125%	9/15/16	80	81
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.250%	9/15/18	100	108
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/19	395	429
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/21	500	569
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/22	400	463
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/32	1,590	2,037
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	1,095	1,387
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	1,000	1,104
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,000	1,285
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,500	1,820
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	386
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	537
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	565
				28,223
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,220
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,550
Guam International Airport Authority Revenue	5.000%	10/1/21	350	409
				3,179
Hawaii (0.8%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	280
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	346

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	474
Hawaii GO	5.000%	4/1/17 (Prere.)	55	57
Hawaii GO	5.000%	4/1/17 (Prere.)	445	460
Hawaii GO	5.000%	6/1/19 (Prere.)	285	320
Hawaii GO	5.000%	6/1/19 (Prere.)	215	241
Hawaii GO	5.000%	12/1/21	375	452
Hawaii GO	5.000%	8/1/24	1,765	2,253
Hawaii GO	5.000%	8/1/25	1,500	1,926
Hawaii GO	5.000%	10/1/25	1,445	1,887
Hawaii GO	5.000%	12/1/29	500	591
Hawaii GO	4.000%	4/1/30	1,500	1,762
Hawaii GO	4.000%	4/1/31	1,000	1,166
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	640
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	500	522
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,400
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,284
Honolulu HI City & County GO	5.000%	12/1/30	310	363
Honolulu HI City & County GO	5.250%	8/1/31	500	594
Honolulu HI City & County GO	5.250%	8/1/33	1,245	1,477
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	2,000	2,526
University of Hawaii Revenue	5.000%	10/1/27	500	561
				22,582
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	119

Illinois (2.6%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	807
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	304
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	225
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	551
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,410
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	103
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	530
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	530
Chicago IL Board of Education GO	7.000%	12/1/26	500	507
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	106
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	50
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	907
Chicago IL GO	5.000%	12/1/16 (2)	500	506
Chicago IL GO	5.500%	1/1/17 (ETM)	190	195
Chicago IL GO	5.500%	1/1/17 (4)	310	315
Chicago IL GO	5.000%	1/1/19 (2)	500	508
Chicago IL GO	5.000%	1/1/25	1,000	1,031
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	581
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	202
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	207
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	263
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	321
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	326

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	379
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	530
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	200	241
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	1,000	1,261
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,221
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	1,000	1,234
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	1,000	1,224
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	500	576
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (4)	2,525	2,664
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	1,000	1,217
Chicago IL O’Hare International Airport Revenue	4.750%	1/1/34 (4)	50	53
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,213
Chicago IL Park District GO	5.000%	1/1/19	750	816
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,566
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,184
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	1,000	1,014
Cook County IL GO	5.000%	11/15/21	500	550
Cook County IL GO	5.000%	11/15/28	500	551
Cook County IL GO	5.250%	11/15/28	500	569
Cook County IL GO	4.750%	11/15/30 (2)	200	200
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,872
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	3,099
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	588
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,528
Illinois Finance Authority Revenue
(DePaul University)	5.000%	10/1/33	1,000	1,230
Illinois Finance Authority Revenue
(DePaul University)	5.000%	10/1/34	1,000	1,226
Illinois Finance Authority Revenue
(Mercy Health System)	4.000%	12/1/28	1,000	1,117
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	110
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	1,000	1,211
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,410
Illinois Finance Authority Revenue
(Rush University Medical Center)	5.000%	11/15/33	1,000	1,209
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/30	500	581
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	7/1/17 (Prere.)	1,100	1,148
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/29	500	588
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/35	1,000	1,196
Illinois GO	5.000%	1/1/17	330	336
Illinois GO	5.000%	1/1/18	500	526
Illinois GO	5.000%	1/1/20 (4)	200	223
Illinois GO	5.000%	8/1/20	305	335

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	1/1/21 (4)	710	784
Illinois GO	5.000%	8/1/21	500	554
Illinois GO	5.500%	7/1/24	1,000	1,160
Illinois GO	5.000%	8/1/24	1,500	1,660
Illinois GO	5.000%	1/1/25	1,570	1,790
Illinois GO	5.000%	6/1/26	500	502
Illinois GO	5.250%	2/1/30	1,900	2,140
Illinois GO	5.250%	7/1/31	1,000	1,120
Illinois GO	5.000%	9/1/31	3,000	3,163
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	656
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	523
Illinois Toll Highway Authority Revenue	5.000%	7/1/16 (Prere.)	500	500
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	560
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,187
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	591
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/18	1,000	1,061
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,057
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	885
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	371
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	178
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	172
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,400
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,252
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	482
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,192
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	514
				74,735
Indiana (0.7%)
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/31	1,000	1,271
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	250	253
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	2,500	2,544
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/19	1,275	1,455
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,349
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,718
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	690	805
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/24	1,645	1,940
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/25	650	775

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue
(Stadium Project)	5.250%	2/1/30	1,000	1,266
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	535
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/32	500	606
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	599
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,766
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	564
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	109
Indiana University Student Fee Revenue	5.000%	6/1/19	445	500
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	845	1,010
Richmond IN Hospital Authority Revenue
(Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	858
				19,923
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	695	723
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,822
1 Iowa Special Obligation Revenue	5.000%	6/1/25	1,000	1,286
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	246
				4,077
Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18 (Prere.)	500	547
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,000	1,172
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	641
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	900
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	106
Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,335	1,651
Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,953
Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,578
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	500	557
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,259
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16 (Prere.)	45	45
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	855	862
Wichita KS Hospital Facilities Revenue (Via Christi
Health System Inc.)	5.000%	11/15/21 (Prere.)	500	603
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	606
				12,480

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky (0.4%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	885
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.625%	8/15/27	1,200	1,308
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,213
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	500	550
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	440	488
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	60	66
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,145
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	672
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	4.000%	7/1/17	500	517
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/18	2,255	2,444
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/19 (Prere.)	305	343
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/28	1,000	1,237
				10,868
Louisiana (0.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	609
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	622
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	434
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.870%	5/1/18	1,000	997
Louisiana State University Revenue	5.000%	7/1/23	400	491
New Orleans LA GO	5.000%	12/1/31	500	578
New Orleans LA GO	5.125%	12/1/33 (17)	1,645	1,742
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,109
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	618
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,104
				8,304
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.420%	7/7/16 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	563
				4,663

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland (1.8%)
Anne Arundel County MD GO	5.000%	10/1/19	1,455	1,654
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,710
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,892
Baltimore County MD GO	5.000%	8/1/21	1,435	1,723
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/28	650	800
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,541
Howard County MD GO	5.000%	2/15/22	750	891
Howard County MD GO	5.000%	8/15/24	200	240
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	536
Maryland Department of Transportation Revenue	5.000%	2/15/19	1,955	2,176
Maryland Department of Transportation Revenue	5.000%	2/15/20	1,090	1,256
Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,590
Maryland GO	5.000%	8/1/16 (Prere.)	450	452
Maryland GO	5.000%	11/1/16	105	107
Maryland GO	5.000%	3/15/17	500	516
Maryland GO	5.000%	7/15/17	610	638
Maryland GO	5.000%	8/1/17	500	524
Maryland GO	5.250%	8/15/17	500	526
Maryland GO	5.250%	3/1/18	200	216
Maryland GO	5.000%	3/1/19	1,200	1,338
Maryland GO	5.000%	3/15/19 (Prere.)	500	557
Maryland GO	5.250%	8/1/20	1,000	1,179
Maryland GO	4.000%	8/1/21	1,000	1,151
Maryland GO	5.000%	8/1/21	870	1,020
Maryland GO	5.000%	8/1/22	1,500	1,849
Maryland GO	5.000%	8/1/22	1,500	1,849
Maryland GO	4.000%	8/1/23	2,390	2,852
Maryland GO	5.000%	8/1/23	1,500	1,895
Maryland GO	4.000%	8/1/26	1,970	2,326
Maryland GO	4.000%	6/1/29	2,000	2,350
Maryland GO	4.000%	6/1/30	2,000	2,341
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27	500	589
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health System
Obligated Group)	5.000%	7/1/24	500	606
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	581
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute
College of Art)	5.000%	6/1/20	500	567
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/33	1,215	1,447
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	563
Maryland Transportation Authority GAN	5.250%	3/1/18	700	754
Maryland Transportation Authority GAN	5.250%	3/1/20	500	559
Maryland Water Quality Financing Administration
Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/24	1,620	2,059
Montgomery County MD GO	5.000%	7/1/17	500	522
Montgomery County MD GO	5.000%	11/1/17	500	530
Prince Georges County MD GO	5.000%	9/15/23	500	601
				50,073

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (1.5%)
Boston MA GO	5.000%	4/1/20	780	903
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	543
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	594
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	544
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	685
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,259
Massachusetts College Building Authority Revenue	4.000%	5/1/17	650	669
Massachusetts College Building Authority Revenue	5.250%	5/1/19 (Prere.)	445	501
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	569
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	507
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	408
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	871
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	500	579
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	693
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	313
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	215
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	830
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	339
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	502
Massachusetts GO	5.500%	11/1/16	500	509
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	840
Massachusetts GO	5.500%	10/1/18	500	554
Massachusetts GO	5.000%	3/1/19 (Prere.)	500	555
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	561
Massachusetts GO	5.000%	8/1/20	500	583
Massachusetts GO	5.250%	8/1/20	300	353
Massachusetts GO	5.500%	10/1/20	500	596
Massachusetts GO	5.500%	10/1/20 (14)	500	596
Massachusetts GO	5.000%	8/1/22	1,000	1,225
Massachusetts GO	5.250%	8/1/23	500	635
Massachusetts GO	0.977%	11/1/25	1,380	1,355
Massachusetts GO	5.000%	7/1/26	1,375	1,815
Massachusetts GO	5.000%	4/1/29	500	590
Massachusetts GO	4.000%	11/1/30	1,980	2,241
2 Massachusetts GO PUT	0.710%	8/1/17	1,000	999
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	575
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts) VRDO	0.400%	7/1/16	2,000	2,000

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	433
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	561
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	264
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,071
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	610
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,901
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	693
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,000	1,252
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	2,000	2,496
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	660
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/18	1,400	1,518
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	238
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/19	240	272
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/20	200	236
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	606
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	625	875
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,045
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	1,000	1,275
				44,112
Michigan (1.3%)
Battle Creek MI School District GO	5.000%	5/1/25	500	621
Birmingham MI City School District GO	5.000%	5/1/22	740	899
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,224
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,430
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	642
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,157
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	439
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,211
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,139
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,226
Marysville MI Public Schools District GO	5.000%	5/1/28	1,605	2,026
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	568
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,088
Michigan Finance Authority Revenue	5.000%	10/1/22	500	586

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,215
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/28	750	910
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,791
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,177
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	587
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,228
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	610
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	533
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,130
Michigan GO	5.000%	5/1/18	500	540
Michigan GO	5.500%	5/1/19 (Prere.)	595	674
Michigan State University Revenue	5.000%	8/15/20	1,040	1,213
Michigan Trunk Line Revenue	5.000%	11/1/21	500	569
Oakland University MI Revenue	5.000%	3/1/30	1,155	1,436
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,538
Rochester MI Community School District GO	5.000%	5/1/18	1,800	1,940
Royal Oak MI Hospital Finance Authority Hospital
Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,400	1,724
2 University of Michigan Revenue PUT	0.840%	4/2/18	1,000	994
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,604
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	509
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,048
				38,226
Minnesota (0.7%)
Minneapolis & St. Paul MN Metropolitan
Council Wastewater GO	5.000%	3/1/21	1,435	1,705
Minneapolis & St. Paul MN Metropolitan
Council Wastewater GO	5.000%	3/1/25	1,605	2,094
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	1,855	2,278
Minnesota GO	5.000%	10/1/17 (ETM)	10	11
Minnesota GO	5.000%	10/1/17	490	517
Minnesota GO	5.000%	8/1/19	500	566
Minnesota GO	5.000%	11/1/20	335	382
Minnesota GO	5.000%	8/1/21	500	563
Minnesota GO	5.000%	8/1/22	1,305	1,606
Minnesota GO	5.000%	8/1/25	1,500	1,969
Minnesota GO	5.000%	8/1/27	1,005	1,308
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	556
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,104
University of Minnesota Revenue	5.000%	4/1/19	2,775	3,099
University of Minnesota Revenue	5.000%	8/1/19	500	564
University of Minnesota Revenue	5.250%	12/1/29	500	593
				18,915

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	415
Mississippi GO	5.500%	12/1/18	750	836
Mississippi GO	5.000%	10/1/19	2,000	2,272
Mississippi GO	5.000%	11/1/29	1,000	1,281
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,228
				6,032
Missouri (0.4%)
Missouri Board of Public Buildings Special
Obligation Revenue	4.000%	4/1/20	1,000	1,116
Missouri Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/30	500	570
Missouri Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/34	880	989
Missouri Health & Educational Facilities Authority
Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,000	1,254
Missouri Health & Educational Facilities Authority
Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,788
Missouri Health & Educational Facilities Authority
Revenue (Mercy Health) VRDO	0.743%	6/1/31 (2)	500	456
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/17	500	519
Missouri Highways & Transportation Commission
Road Revenue	5.250%	5/1/17 (Prere.)	350	364
Missouri Highways & Transportation Commission
Road Revenue	5.000%	2/1/23	600	749
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/23	500	559
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Iatan 2 Project)	5.000%	12/1/34	1,400	1,703
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	850
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,249
				12,166
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	175
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,270
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	873
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	489
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	406
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,187
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,768
				7,168

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (0.9%)
Carson City NV Hospital Revenue
(Carson Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,687
Clark County NV GO	5.000%	12/1/29	500	565
Clark County NV GO	5.000%	7/1/33	1,000	1,208
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	561
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	510
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	2,000	2,128
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	1,175	1,250
Clark County NV School District GO	5.000%	6/15/18	1,690	1,796
Las Vegas NV GO	5.000%	6/1/18	1,225	1,325
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,000	1,265
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	1,000	1,063
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,342
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/17 (Prere.)	500	531
Nevada GO	5.000%	4/1/22	1,710	2,075
Nevada GO	5.000%	11/1/23	1,465	1,844
Nevada GO	5.000%	11/1/25	1,015	1,309
Reno NV Health Facility Revenue (Dignity Health
Obligated Group)	5.250%	7/1/31	1,100	1,140
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	1,500	1,895
				24,494
New Hampshire (0.2%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	509
New Hampshire Health & Education Facilities
Authority Hospital Revenue (Catholic Medical
Center of Manchester)	5.000%	7/1/16 (Prere.)	1,885	1,885
New Hampshire Health & Education Facilities
Authority Hospital Revenue (Catholic Medical
Center of Manchester)	5.000%	7/1/32	855	855
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	1,865	1,958
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	116
				5,323
New Jersey (1.6%)
Bergen County NJ GO	5.000%	10/15/21	1,470	1,777
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	455
Jersey City NJ GO	5.000%	3/1/21	480	553
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/23	495	611
New Jersey COP	5.250%	6/15/30	465	510
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,111
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	1,000	1,131
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	758

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,679
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	613
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	333
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,324
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail Transit
System Project)	5.000%	5/1/17	500	516
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	529
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	541
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	227
New Jersey GO	5.250%	7/1/16 (14)	500	500
New Jersey GO	5.000%	8/1/16	440	442
New Jersey GO	5.250%	7/15/18 (2)	500	541
New Jersey GO	5.000%	8/15/19	750	834
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	565
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	250	269
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,207
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,069
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	408
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	547
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	640	754
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	250
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	270	284
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	201
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,719
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	280
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	159

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,250
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	711
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	551
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,855
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	282
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	176
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,525
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	707
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,139
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,396
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	565
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	789
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	1,000	1,146
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	549
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,173
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,188
South Jersey Transportation Authority New Jersey
Transportation System Revenue	5.000%	11/1/25	500	578
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/18	1,500	1,560
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/19	850	882
Tobacco Settlement Financing Corp. New Jersey
Revenue	0.000%	6/1/41	1,000	262
Tobacco Settlement Financing Corp. New Jersey
Revenue	0.000%	6/1/41	7,100	1,899
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	661
				45,541
New Mexico (0.2%)
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners Project)	4.700%	9/1/24	1,750	1,962
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	570
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	579
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,350	1,692
				4,803

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York (8.1%)
1 Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/30	1,255	1,559
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	539
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	560
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	588
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	642
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	400	408
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	325	363
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	75	84
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	508
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	626
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	55
2 Long Island NY Power Authority Electric System
Revenue PUT	0.970%	11/1/18	1,000	993
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	800	804
Nassau County NY GO	5.000%	4/1/23	1,000	1,221
New York City NY GO	5.000%	8/1/16 (Prere.)	5	5
New York City NY GO	5.000%	8/1/16	500	502
New York City NY GO	5.000%	2/1/17	500	513
New York City NY GO	5.000%	2/1/17 (Prere.)	335	343
New York City NY GO	5.250%	8/1/17	700	735
New York City NY GO	5.000%	2/1/18	165	169
New York City NY GO	5.250%	8/15/18 (Prere.)	40	44
New York City NY GO	5.500%	11/15/18 (Prere.)	300	334
New York City NY GO	5.625%	4/1/19 (Prere.)	450	510
New York City NY GO	5.000%	8/1/19	1,500	1,692
New York City NY GO	5.000%	8/1/19	500	524
New York City NY GO	5.000%	8/1/19	1,065	1,201
New York City NY GO	5.000%	8/1/20	2,935	3,414
New York City NY GO	5.250%	9/1/20	1,000	1,102
New York City NY GO	5.000%	8/1/21	1,535	1,831
New York City NY GO	5.000%	8/1/21	2,000	2,386
New York City NY GO	5.000%	8/1/21	515	614
New York City NY GO	5.000%	8/1/22	500	610
New York City NY GO	5.000%	10/1/22	500	606
New York City NY GO	5.000%	8/1/23	1,505	1,874
New York City NY GO	5.000%	8/1/23	380	463
New York City NY GO	5.250%	8/15/24	460	505

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/25	750	900
New York City NY GO	5.000%	8/1/25	1,010	1,307
New York City NY GO	5.000%	8/1/26	500	606
New York City NY GO	5.000%	8/1/26	1,000	1,233
New York City NY GO	5.000%	8/15/26	475	519
2 New York City NY GO	0.810%	8/1/27	2,000	1,998
New York City NY GO	5.000%	5/15/28	480	535
New York City NY GO	5.000%	8/1/28	1,500	1,942
New York City NY GO	5.000%	8/1/28	495	497
New York City NY GO	5.000%	8/1/28	400	463
New York City NY GO	5.625%	4/1/29	390	439
New York City NY GO	5.000%	5/15/29	500	557
New York City NY GO	5.000%	8/1/30	1,000	1,236
New York City NY GO	5.000%	3/1/31	1,340	1,634
New York City NY GO	5.000%	8/1/31	365	433
New York City NY GO VRDO	0.390%	7/1/16 LOC	1,100	1,100
New York City NY GO VRDO	0.400%	7/1/16 LOC	4,600	4,600
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,715
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	565
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,228
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,063
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	736
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,541
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	558
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	273
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	577
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	595
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.370%	7/1/16	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.380%	7/1/16	1,475	1,475
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.390%	7/1/16	100	100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.390%	7/1/16	2,300	2,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.390%	7/1/16	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.400%	7/1/16	1,000	1,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.400%	7/1/16	5,200	5,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue VRDO	0.390%	7/5/16	1,700	1,700

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	618
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	558
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	557
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,206
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,189
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,535
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,000	1,277
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	303
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	280	281
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	342
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	660	684
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	342
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	335	347
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18 (ETM)	200	214
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	176
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	1,000	1,101
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	165	171
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	170	176
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	340	352
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	481
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,711
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	1,051
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	613
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	592
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	584
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	365
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	617

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,565
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	617
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,905
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,801
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,887
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,725	2,169
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.390%	7/1/16	4,200	4,200
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,184
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,210
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	500	673
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	110	117
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	500	530
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	253
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	365
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	2,165
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	539
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	595
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	592
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	300	305
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	607
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,813
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	690
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	509
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	1,665	2,213
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/32	1,455	1,873
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	2,000	2,545
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	575

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	375	398
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,385
2 New York Metropolitan Transportation Authority
Revenue PUT	0.770%	11/15/17	1,500	1,498
New York Metropolitan Transportation Authority
Revenue VRDO	0.390%	7/1/16 LOC	2,900	2,900
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	647
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	675
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	582
New York State Dormitory Authority Revenue	5.000%	10/1/19 (Prere.)	1,200	1,365
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	85
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	464
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/18 (Prere.)	250	272
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,244
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,226
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	502
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	580
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	500	522
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	1,735	1,735
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	575
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	1,500	1,958
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	587
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	514
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	223
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	1,815	2,139
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	207
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	195
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	1,008
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	1,019

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	619
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	535
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,496
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	605
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	363
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,455
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	585
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	466
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	275
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	561
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	574
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/21	1,135	1,353
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/24	1,320	1,689
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/25	1,270	1,657
New York State Dormitory Authority Sales
Tax Revenue	5.000%	3/15/35	1,420	1,786
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	500	522
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	423
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	613
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/33	1,000	1,288
New York State GO	4.500%	2/1/17	500	512
New York State GO	4.500%	2/1/18	500	531
New York State GO	4.500%	2/1/19	500	550
New York State GO	5.000%	2/15/30	315	373
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	572
New York State Thruway Authority Revenue	5.000%	5/1/19	1,135	1,268
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	533
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	523
New York State Thruway Authority Revenue	5.000%	1/1/30	500	598
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	636
New York State Thruway Authority Revenue	5.000%	1/1/35	1,000	1,234

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	500	517
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	500	548
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	558
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	576
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	601
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	553
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	1,035	1,102
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,890	2,031
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,075
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	664
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	659
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,682
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,000	2,591
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	465	494
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,546
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,938
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,445
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,801
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,000	2,541
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,810
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	575
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.430%	7/7/16	2,600	2,600
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	544
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,238
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,437
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,000	1,283
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	1,000	1,253

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,818
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,636
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	60	60
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,896
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	549
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,516
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,980
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,269
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,461
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	3,088
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	64
Westchester County NY GO	5.000%	7/1/20	435	507
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	12
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	573
Westchester County NY Local Development Corp.
Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,328
				232,611
North Carolina (0.8%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	615
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	277
Durham County NC GO	5.000%	4/1/20	685	793
Guilford County NC GO	5.000%	3/1/19	1,230	1,371
Mecklenburg County NC GO	5.000%	3/1/17	500	515
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	556
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	621
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	571
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (ETM)	510	551
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	500	553
North Carolina GAN	5.000%	3/1/25	1,000	1,269
North Carolina GAN	5.000%	3/1/27	1,000	1,251
North Carolina GO	5.000%	3/1/17	520	536
North Carolina GO	5.000%	3/1/18	500	535
North Carolina GO	5.000%	5/1/18	1,500	1,621
North Carolina GO	5.000%	6/1/19	2,000	2,250
North Carolina GO	5.000%	3/1/20	275	317
North Carolina GO	4.000%	6/1/20	500	562
North Carolina GO	5.000%	5/1/22	250	306
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	2,000	2,052

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,183
North Carolina Medical Care Commission Hospital
Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	600	702
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	355	393
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	145	159
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	612
2 University of North Carolina University System
Revenue PUT	1.056%	12/1/17	1,200	1,203
Wake County NC GO	4.000%	2/1/18	695	733
Wake County NC GO	5.000%	3/1/18	500	537
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	754
				23,398
Ohio (1.1%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	504
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	689
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	536
Buckeye Tobacco Settlement Financing Authority
Ohio Revenue	5.000%	6/1/17	190	197
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	574
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	511
Cleveland OH Airport System Revenue	5.000%	1/1/17 (Prere.)	500	511
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	276
Cleveland OH Public Power System Revenue	5.000%	11/15/16 (Prere.)	265	269
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	235	239
Cleveland OH Water Revenue	4.000%	1/1/18	2,415	2,538
Columbus OH GO	5.000%	7/1/25	535	653
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,939
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	500	618
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	702
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,170
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	2,121
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	386
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	231
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)	460	515
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	40	44
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	500	591
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,788

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/20	100	117
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	904
Ohio GO	5.000%	2/1/18	3,895	4,157
Ohio GO	5.000%	8/1/23	500	617
Ohio GO	5.000%	8/1/24	500	640
Ohio Higher Education GO	5.000%	8/1/17	770	807
Ohio Higher Education GO	5.000%	8/1/21	500	599
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	678
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/16 (Prere.)	1,000	1,019
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	30	31
Ohio State University General Receipts Revenue	5.000%	12/1/16	470	479
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,165
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,220
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	567
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	492
Penta Career Center Ohio COP	5.250%	4/1/23	125	149
				31,243
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	619
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	350
University of Oklahoma Revenue	5.000%	7/1/31	475	555
				1,524
Oregon (0.3%)
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	522
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,890
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,731
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	589
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/16	150	152
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/17	250	265
Oregon GO	5.000%	5/1/23	500	610
Portland OR GO	5.000%	6/15/20	1,725	2,007
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	541
				8,307
Pennsylvania (2.9%)
1 Allegheny County PA GO	4.000%	11/1/30	1,000	1,149
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	325	392
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	540

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.147%	2/1/21	740	737
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	238
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	598
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,154
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	505
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	500	600
Chester County PA GO	5.000%	11/15/31	750	919
Dallas PA Area Muni Authority University Revenue
(Misericordia University Project)	4.000%	5/1/17	415	423
Delaware County PA Authority Hospital Revenue
(Crozer-Keystone Obligated Group)	5.000%	12/15/16 (Prere.)	945	964
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,141
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	748
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.370%	7/5/16	2,400	2,400
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.380%	7/5/16	2,700	2,700
Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,641
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	554
Montgomery County PA Higher Education &
Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	500	579
Montgomery County PA Industrial Development
Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,178
Montgomery County PA Industrial Development
Authority Retirement Community Revenue (ACTS
Retirement- Life Communities Obligated Group)	5.000%	11/15/25	1,250	1,462
Northampton County PA General Purpose Authority
Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/22	2,000	2,182
1 Northampton County PA General Purpose Authority
Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25	1,000	1,243
Pennsylvania Economic Development Financing
Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	1,000	1,137
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	4.000%	1/1/18	750	788
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	7/1/20	700	790
Pennsylvania Economic Development Financing
Authority Unemployment Compensation Revenue	5.000%	1/1/21	1,330	1,472
Pennsylvania GO	5.000%	7/1/16	120	120

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	7/1/16	400	400
Pennsylvania GO	5.000%	8/1/17 (Prere.)	500	524
Pennsylvania GO	5.000%	7/1/20	500	574
Pennsylvania GO	5.375%	7/1/21	500	595
Pennsylvania GO	5.000%	11/15/22	500	599
Pennsylvania GO	5.000%	8/15/24	1,000	1,240
Pennsylvania GO	5.000%	9/15/26	1,500	1,908
Pennsylvania GO	5.000%	4/15/28	500	553
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,131
Pennsylvania GO	5.000%	10/15/32	1,000	1,200
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	502
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	810
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	231
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	591
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	565
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	4.500%	6/1/32	430	436
Pennsylvania State University Revenue	5.000%	2/15/18 (Prere.)	1,000	1,071
Pennsylvania State University Revenue	5.000%	3/1/25	500	571
Pennsylvania State University Revenue	5.000%	9/1/28	755	979
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/24	1,000	1,240
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	190	213
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	860	964
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	200
2 Pennsylvania Turnpike Commission Revenue	1.390%	12/1/21	1,215	1,211
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	192
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,440
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,000	1,249
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	2,066
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,811
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,250	1,427
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,330	1,509
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,468
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,807
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,263
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,000	1,247
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,252
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,000	1,055
Philadelphia PA GO	5.000%	8/1/26	1,885	2,347
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.380%	7/1/16	1,500	1,500

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	500	521
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	251
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	559
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,147
Philadelphia PA School District GO	5.250%	9/1/22	500	552
Philadelphia PA School District GO	5.000%	9/1/31	940	1,062
Philadelphia PA School District GO VRDO	0.410%	7/7/16 LOC	1,600	1,600
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	641
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,242
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	1,110	1,230
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,147
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	570
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.250%	1/1/31	80	97
				81,914
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	507
Puerto Rico Highway & Transportation
Authority Revenue	5.250%	7/1/21 (13)(3)	500	579
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,373
				2,459
Rhode Island (0.0%)
1 Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	611

South Carolina (0.5%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/16 (Prere.)	500	509
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/23	500	629
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	302
Florence County SC School District GO	5.000%	3/1/18	1,000	1,072
Greenville County SC School District GO	5.000%	12/1/27	500	509
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,232
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,376
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,768
South Carolina GO	5.000%	4/1/20	450	521
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,189
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	540

TAX-MANAGED BALANCED FUND

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,214
South Carolina Public Service Authority Revenue	5.000%	1/1/19 (Prere.)	500	554
Sumter Two School Facilities Inc. South Carolina
Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,247
York County SC School District GO (Fort Mill
School District No. 4)	5.000%	3/1/18	1,365	1,464
				14,126
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,361

Tennessee (1.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,266
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health Initiatives)	5.000%	1/1/33	1,500	1,734
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,207
Knox County TN GO	5.000%	4/1/18	1,000	1,077
Memphis TN Electric System Revenue	5.000%	12/1/17	500	531
Memphis TN GO	5.000%	5/1/30	500	585
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	729
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	1/1/31	1,485	1,914
Metropolitan Government of Nashville & Davidson
County TN Health & Educational Facilities Board
Revenue (Blakeford at Green Hills)	5.000%	7/1/27	500	566
Metropolitan Government of Nashville & Davidson
County TN Water & Sewer Revenue	5.000%	7/1/20	500	580
Shelby County TN GO	5.000%	3/1/19	500	557
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	112
Shelby County TN GO	5.000%	4/1/19	400	447
Shelby County TN Health Educational & Housing
Facility Board Revenue (Methodist Le Bonheur
Healthcare) VRDO	0.420%	7/1/16 (4)	4,800	4,800
Shelby County TN Health Educational & Housing
Facility Board Revenue (Methodist Le Bonheur
Healthcare) VRDO	0.420%	7/1/16 (4)	2,170	2,170
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	500	504
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	250	256
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	523
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	725	787
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,115	1,326
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,500	1,805
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	375	461
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	715	866
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	585	738
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,000	1,232
Tennessee GO	5.000%	8/1/20	625	731
Tennessee GO	5.000%	8/1/21	1,490	1,791
Tennessee GO	5.000%	8/1/22	1,475	1,818
				31,113

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas (5.3%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,614
Aldine TX Independent School District GO	5.000%	2/15/21	1,865	2,201
Allen TX Independent School District GO	5.000%	2/15/30	1,365	1,748
Arlington TX GO	5.000%	8/15/19	1,920	2,172
Arlington TX Independent School District GO	5.000%	2/15/24	1,355	1,716
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	982
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,256
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	601
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	313
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20 (Prere.)	500	584
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,000	1,233
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	77
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	134
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	800	984
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	500	579
Clifton TX Higher Education Finance Corp. Revenue
(Baylor University)	5.250%	3/1/29	200	234
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/17 (Prere.)	455	468
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	589
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/30	45	46
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/18 (Prere.)	500	545
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	500	615
Dallas TX Independent School District GO	5.000%	2/15/23	485	573
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	200	211
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	1,090	1,310
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	330	398
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	515	523
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,239
Denton County TX GO	4.000%	7/15/18	1,500	1,601
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/16 (Prere.)	705	709
Eagle Mountain & Saginaw TX Independent
School District GO	4.550%	8/15/37 (4)	795	799
Fort Worth TX GO	5.000%	3/1/24	1,000	1,261
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	530
Frisco TX Independent School District GO	5.000%	8/15/26	1,100	1,437
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,439
Harris County TX Flood Control District GO	5.250%	10/1/18	435	480
Harris County TX GO	5.000%	10/1/17	1,000	1,055
Harris County TX GO	5.000%	10/1/23	500	567
Harris County TX GO	5.000%	10/1/23	300	361
Harris County TX GO	5.000%	8/15/32	1,000	1,213
Harris County TX GO	5.000%	10/1/36	1,200	1,495
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.380%	7/1/16	3,000	3,000
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,125
2 Harris County TX Toll Road Revenue	1.190%	8/15/18	1,000	1,001

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	565
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	604
Highland Park TX Independent School District GO	5.000%	2/15/19	1,000	1,110
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,044
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,127
Houston TX GO	5.000%	3/1/18	1,650	1,768
Houston TX GO	5.000%	3/1/20	500	557
Houston TX GO	5.000%	3/1/26	1,500	1,931
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,000	1,240
Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,332
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,271
Houston TX Independent School District GO	5.000%	2/15/31	2,000	2,551
Houston TX Independent School District GO PUT	3.000%	6/1/18	1,200	1,249
Houston TX Utility System Revenue	5.000%	11/15/17 (Prere.)	380	403
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,262
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	127
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,155
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,237
Houston TX Utility System Revenue	5.000%	11/15/36	1,000	1,254
2 Houston TX Utility System Revenue PUT	1.010%	8/1/16	1,000	1,000
2 Houston TX Utility System Revenue PUT	1.310%	5/1/20	1,000	995
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,770
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,056
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	584
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,245	1,605
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,255
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	282
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,150	1,436
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/35	840	940
Lubbock TX GO	5.000%	2/15/23	500	608
Mesquite TX Health Facilities Development Corp.
Retirement Facility Revenue (Christian Care
CentersInc. Project)	5.000%	2/15/24	350	404
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,945
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/17	245	250
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	525
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	234
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	248

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	286
North East TX Independent School District GO	5.250%	2/1/22	500	614
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	475
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	475
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	205	231
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	64
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,400	1,621
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	65
North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,000	1,228
North Texas Tollway Authority System Revenue	6.000%	1/1/28	45	51
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	607
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,000	1,244
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	605
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,740	2,120
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,822
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,906
Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,280
Pasadena TX GO	4.000%	2/15/28	1,000	1,157
Plano TX Independent School District GO	5.000%	2/15/18	2,605	2,788
Plano TX Independent School District GO	5.000%	2/15/20	1,400	1,606
Rockwall County TX GO	5.000%	2/1/18	1,080	1,153
Rockwall TX GO	3.000%	8/1/17	600	615
SA Energy Acquisition Public Facility Corp. Texas
Gas Supply Revenue	5.250%	8/1/17	500	522
SA Energy Acquisition Public Facility Corp. Texas
Gas Supply Revenue	5.500%	8/1/19	500	564
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	210	236
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	554
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	590
San Antonio TX GO	5.000%	8/1/20	125	146
San Antonio TX GO	5.000%	2/1/22	1,000	1,177
San Antonio TX GO	5.000%	2/1/24	500	585
San Antonio TX GO	5.000%	2/1/26	1,000	1,280
2 San Antonio TX Water Revenue PUT	1.090%	11/1/16	1,000	1,000
2 San Antonio TX Water Revenue PUT	0.810%	11/1/17	1,500	1,493
Southwest Texas Higher Education Authority Inc.
Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	260	263
Spring Branch TX Independent School District GO	5.000%	2/1/20	1,000	1,146
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,258
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,225
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	366
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/26	1,735	1,781
Texas A&M University System Revenue Financing
System Revenue	5.000%	5/15/26	500	559
Texas GO	4.000%	4/1/18	400	423
Texas GO	5.000%	10/1/22	1,000	1,231
Texas GO	5.000%	10/1/24	1,000	1,283
Texas GO	5.000%	10/1/27	1,400	1,759

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas GO	5.000%	10/1/28	1,330	1,667
Texas GO	5.000%	8/1/31	500	591
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	581
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	281
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	486
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	454
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	231
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	609
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	2,185	2,585
Texas Public Finance Authority Revenue
(Texas Southern University)	5.000%	11/1/21 (15)	1,000	1,145
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	540	542
Texas Tech University System Financing System
Revenue	5.000%	2/15/28	500	549
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,446
Texas Transportation Commission GO	5.000%	4/1/34	1,500	1,900
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/21	1,500	1,803
Texas Transportation Commission Mobility
Fund GO	5.000%	10/1/29	1,500	1,926
2 Texas Transportation Commission Mobility
Fund GO PUT	0.790%	10/1/18	1,500	1,490
Texas Transportation Commission Revenue	5.000%	4/1/21	1,500	1,780
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/20 (ETM)	285	272
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/20 (2)	525	495
Texas Water Development Board Revenue	5.000%	4/15/21	1,000	1,188
Texas Water Financial Assistance GO	5.000%	8/1/24	500	544
Texas Water Financial Assistance GO	5.000%	8/1/25	500	544
Texas Water Financial Assistance GO	5.000%	8/1/27	500	544
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	1,225	1,381
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	820	841
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	368
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	600
1 University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	1,500	1,965
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	1,180	1,210
Williamson County TX GO	5.000%	2/15/23	230	279
				152,693

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	588
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	415
Utah GO	5.000%	7/1/16	500	500
Utah GO	5.000%	7/1/16	615	615
Utah GO	4.500%	7/1/19	2,000	2,228
Utah GO	5.000%	7/1/19	615	694
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,299
				6,339
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/20	1,660	1,874
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	440	486
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	542
				2,902
Virginia (1.1%)
Arlington County VA GO	5.000%	8/1/17	750	786
Arlington County VA GO	5.000%	8/15/19	1,535	1,740
Arlington County VA GO	5.000%	8/1/23	600	737
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	577
Chesterfield County VA GO	5.000%	1/1/22	900	1,093
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/23	1,000	1,271
Fairfax County VA GO	4.000%	10/1/19	2,000	2,213
Fairfax County VA GO	5.000%	10/1/23	1,255	1,592
Fairfax County VA GO	5.000%	10/1/24	1,365	1,770
Fairfax County VA GO	4.000%	10/1/27	1,275	1,551
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	528
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	357
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	2,055
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	608
Norfolk VA Water Revenue	5.000%	11/1/31	500	598
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/30	500	583
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/24	750	930
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	205
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	1,000	1,181
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	1,445	1,678
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,778
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	435

1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	1,000	1,165

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	1,495	1,689
Virginia Public School Authority Revenue	5.000%	8/1/19	500	565
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,914
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,252
				30,851
Washington (1.5%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	581
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,510
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16 (ETM)	1,000	1,000
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	522
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/21	1,355	1,615
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16 (ETM)	865	865
King County WA GO	5.000%	1/1/19	150	166
King County WA GO	5.000%	7/1/20	1,250	1,455
King County WA GO	5.000%	1/1/24	500	605
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,144
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,194
Port of Seattle WA Revenue	5.000%	8/1/29	250	297
Seattle WA GO	5.000%	6/1/21	1,000	1,191
Seattle WA Water System Revenue	5.000%	5/1/19	1,460	1,634
Snohomish County WA School District
No. 201 GO	5.250%	12/1/18 (Prere.)	1,760	1,953
University of Washington Revenue	5.000%	4/1/31	335	390
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	522
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	461
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	447
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,267
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/30	1,035	1,317
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,700
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,381
Washington GO	5.000%	7/1/16 (Prere.)	500	500
Washington GO	5.000%	7/1/17	200	209
Washington GO	5.000%	7/1/18 (Prere.)	500	543
Washington GO	5.000%	7/1/18	675	733
Washington GO	0.000%	6/1/20 (14)	500	478
Washington GO	5.000%	7/1/20	1,000	1,160
Washington GO	5.000%	8/1/20	500	568
Washington GO	5.000%	7/1/22	1,350	1,645
Washington GO	5.000%	7/1/23	1,000	1,247
Washington GO	5.000%	7/1/25	1,500	1,906
Washington GO	5.000%	7/1/25	500	608
Washington GO	5.000%	8/1/27	1,000	1,283
Washington GO	5.000%	2/1/32	500	597

Tax-Managed Balanced Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Washington Health Care Facilities Authority
	Revenue (Central Washington Health Services
	Association)	5.000%	7/1/30	1,760	2,091
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,023
	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services)	5.000%	10/1/33	880	1,047
	Washington Higher Education Facilities Authority
	Revenue (Whitman College Project) VRDO	0.460%	7/7/16	3,200	3,200
	Washington State University General Revenue	5.000%	10/1/31	500	592
					43,647
West Virginia (0.0%)
	West Virginia Hospital Finance Authority Hospital
	Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/23	1,000	1,107

Wisconsin (0.7%)
	Milwaukee WI GO	4.000%	3/15/19	1,000	1,086
	Milwaukee WI GO	4.000%	3/15/20	1,000	1,115
	Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	521
	Wisconsin GO	5.000%	5/1/18 (Prere.)	500	540
	Wisconsin GO	5.000%	5/1/19	1,335	1,495
	Wisconsin GO	5.000%	11/1/19	1,250	1,425
	Wisconsin GO	5.000%	5/1/20	1,000	1,158
	Wisconsin GO	5.000%	5/1/21	750	892
	Wisconsin GO	5.000%	5/1/24	500	610
	Wisconsin GO	5.000%	5/1/26	2,210	2,679
	Wisconsin Health & Educational Facilities Authority
	Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/33	2,000	2,263
	Wisconsin Health & Educational Facilities Authority
	Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,500	1,692
	Wisconsin Health & Educational Facilities Authority
	Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	1,800	2,231
	Wisconsin Health & Educational Facilities Authority
	Revenue (Aspirus, Inc. Obligated Group)	5.000%	8/15/25	1,570	1,903
	Wisconsin Health & Educational Facilities Authority
	Revenue (Marquette University)	5.000%	10/1/30	500	597
	Wisconsin Public Power System Power Supply
	System Revenue	5.000%	7/1/32	500	601
	Wisconsin Transportation Revenue	5.000%	7/1/23	500	615
					21,423
Total Tax-Exempt Municipal Bonds (Cost $1,403,024)					1,487,826
Temporary Cash Investments (0.0%)
U.S. Government and Agency Obligations (0.0%)
3	Federal Home Loan Bank Discount Notes	0.401%	8/31/16	100	100
3	Federal Home Loan Bank Discount Notes	0.450%	9/16/16	100	100
					200
Total Temporary Cash Investments (Cost $200)					200
Total Investments (100.3%) (Cost $2,315,575)					2,870,236

Tax-Managed Balanced Fund

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	230
Receivables for Investment Securities Sold	590
Receivables for Accrued Income	18,190
Receivables for Capital Shares Issued	2,305
Other Assets	132
Total Other Assets	21,447
Liabilities
Payables for Investment Securities Purchased	(27,188)
Payables for Capital Shares Redeemed	(765)
Payables to Vanguard	(1,306)
Other Liabilities	(41)
Total Liabilities	(29,300)
Net Assets (100%)
Applicable to 103,625,462 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,862,383
Net Asset Value Per Share	$27.62

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	2,326,099
Undistributed Net Investment Income	1,169
Accumulated Net Realized Losses	(19,546)
Unrealized Appreciation (Depreciation)	554,661
Net Assets	2,862,383

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2016.
2 Adjustable-rate security.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	12,837
Interest	17,539
Total Income	30,376
Expenses
The Vanguard Group—Note B
Investment Advisory Services	115
Management and Administrative	1,126
Marketing and Distribution	143
Custodian Fees	11
Shareholders’ Reports	26
Trustees’ Fees and Expenses	1
Total Expenses	1,422
Net Investment Income	28,954
Realized Net Gain (Loss)
Investment Securities Sold	(12,356)
Futures Contracts	488
Realized Net Gain (Loss)	(11,868)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	88,752
Futures Contracts	10
Change in Unrealized Appreciation (Depreciation)	88,762
Net Increase (Decrease) in Net Assets Resulting from Operations	105,848

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,954	46,173
Realized Net Gain (Loss)	(11,868)	6,843
Change in Unrealized Appreciation (Depreciation)	88,762	(4,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	105,848	48,546
Distributions
Net Investment Income	(26,834)	(46,224)
Realized Capital Gain	—	—
Total Distributions	(26,834)	(46,224)
Capital Share Transactions
Issued	452,429	762,424
Issued in Lieu of Cash Distributions	22,977	39,524
Redeemed	(170,127)	(237,271)
Net Increase (Decrease) from Capital Share Transactions	305,279	564,677
Total Increase (Decrease)	384,293	566,999
Net Assets
Beginning of Period	2,478,090	1,911,091
End of Period[1]	2,862,383	2,478,090
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,169,000 and ($950,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$26.86	$26.79	$24.90	$22.25	$20.55	$19.96
Investment Operations
Net Investment Income	.290	.557	.547	.517	.525	.519
Net Realized and Unrealized Gain (Loss)
on Investments	.739	.067	1.879	2.647	1.696	.585
Total from Investment Operations	1.029	.624	2.426	3.164	2.221	1.104
Distributions
Dividends from Net Investment Income[1]	(.269)	(.554)	(.536)	(.514)	(.521)	(.514)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.269)	(.554)	(.536)	(.514)	(.521)	(.514)
Net Asset Value, End of Period	$27.62	$26.86	$26.79	$24.90	$22.25	$20.55

Total Return [2]	3.85%	2.35%	9.81%	14.34%	10.87%	5.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,862	$2,478	$1,911	$1,401	$1,015	$797
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.22%	2.11%	2.15%	2.21%	2.43%	2.55%
Portfolio Turnover Rate	11%	9%	8%	9%	7%	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 For tax purposes, nontaxable dividends represent 58%, 62%, 64%, 63%, 62%, and 70% of dividends from net investment income.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited exent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund had no open futures contracts at June 30, 2016.

Tax-Managed Balanced Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $230,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Balanced Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,382,210	—	—
Tax-Exempt Municipal Bonds	—	1,487,826	—
Temporary Cash Investments	—	200	—
Total	1,382,210	1,488,026	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $4,035,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $3,653,000 to offset future net capital gains. Of this amount, $1,449,000 is subject to expiration on December 31, 2017. Capital losses of $2,204,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $2,315,592,000. Net unrealized appreciation of investment securities for tax purposes was $554,644,000, consisting of unrealized gains of $560,070,000 on securities that had risen in value since their purchase and $5,426,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Balanced Fund

E. During the six months ended June 30, 2016, the fund purchased $507,297,000 of investment securities and sold $152,596,000 of investment securities, other than U.S. government securities and temporary cash investments. Sales include $5,514,000 in connection with in-kind redemptions of the fund’s capital shares.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2016	December 31, 2015
	Shares	Shares
	(000)	(000)
Issued	16,869	28,278
Issued in Lieu of Cash Distributions	847	1,475
Redeemed	(6,364)	(8,821)
Net Increase (Decrease) in Shares Outstanding	11,352	20,932

G. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio1	0.11%	0.07%
30-Day SEC Yield	1.77%	1.80%

Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	1,011	1,001	3,863
Median Market Cap	$57.7B	$60.7B	$53.0B
Price/Earnings Ratio	21.7x	21.5x	22.0x
Price/Book Ratio	2.8x	2.8x	2.7x
Return on Equity	17.2%	16.9%	16.5%
Earnings Growth
Rate	7.4%	7.3%	7.3%
Dividend Yield	1.9%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	9%	—	—
Short-Term
Reserves	0.3%	—	—

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.01	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	2.6%
Alphabet Inc.	Computer Services
	Software & Systems	2.1
Exxon Mobil Corp.	Oil: Integrated	1.9
Microsoft Corp.	Computer Services
	Software & Systems	1.9
Johnson & Johnson	Pharmaceuticals	1.5
Amazon.com Inc.	Diversified Retail	1.4
Berkshire Hathaway Inc. Insurance: Multi-Line		1.3
General Electric Co.	Diversified
	Manufacturing
	Operations	1.3
Facebook Inc.	Computer Services
	Software & Systems	1.2
AT&T Inc.	Utilities:
	Telecommunications	1.1
Top Ten		16.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 8, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.11% for Admiral Shares and 0.07% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Sector Diversification (% of equity exposure)
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Consumer Discretionary 14.4%		14.1%	14.2%
Consumer Staples	8.7	8.9	8.4
Energy	7.2	7.1	6.8
Financial Services	19.0	18.9	19.4
Health Care	13.8	14.1	14.0
Materials & Processing	3.6	3.6	3.8
Producer Durables	10.7	10.5	10.8
Technology	16.5	16.4	16.3
Utilities	6.1	6.4	6.3

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception Date	One Year	Five Years	Ten Years
Admiral Shares	9/6/1994	2.66%	11.86%	7.55%
Institutional Shares	2/24/1999	2.70	11.90	7.59

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (14.4%)
*	Amazon.com Inc.	130,190	93,167
	Walt Disney Co.	582,279	56,959
	Home Depot Inc.	445,141	56,840
	Comcast Corp. Class A	780,523	50,882
	McDonald’s Corp.	305,804	36,800
	Wal-Mart Stores Inc.	487,468	35,595
	Starbucks Corp.	544,494	31,102
	Lowe’s Cos. Inc.	356,815	28,249
	NIKE Inc. Class B	494,357	27,289
	Costco Wholesale Corp.	167,474	26,300
	Time Warner Inc.	304,872	22,420
*	Priceline Group Inc.	17,378	21,695
	TJX Cos. Inc.	204,469	15,791
	Ford Motor Co.	1,208,292	15,188
*	O’Reilly Automotive Inc.	50,755	13,760
	Twenty-First Century Fox
	Inc. Class A	503,599	13,622
	Yum! Brands Inc.	158,953	13,180
*	AutoZone Inc.	16,559	13,145
	Johnson Controls Inc.	291,514	12,902
	Ross Stores Inc.	206,205	11,690
*	Dollar Tree Inc.	123,504	11,639
*	Charter Communications
	Inc. Class A	47,189	10,789
*	eBay Inc.	439,830	10,296
	Estee Lauder Cos. Inc.
	Class A	112,088	10,202
	CBS Corp. Class B	160,925	8,761
	Target Corp.	122,215	8,533
	General Motors Co.	299,330	8,471
*	Netflix Inc.	91,476	8,368
	Advance Auto Parts Inc.	50,598	8,178
	Starwood Hotels & Resorts
	Worldwide Inc.	105,535	7,804
	Marriott International Inc.
	Class A	115,349	7,666
*	Mohawk Industries Inc.	40,019	7,594

*	MGM Resorts International	324,221	7,337
	Dollar General Corp.	78,019	7,334
*	Liberty Interactive Corp.
	QVC Group Class A	286,199	7,261
*	NVR Inc.	4,041	7,194
	Expedia Inc.	66,607	7,080
	Viacom Inc. Class B	170,721	7,080
	Royal Caribbean
	Cruises Ltd.	104,593	7,023
*	Sirius XM Holdings Inc.	1,742,688	6,884
	DR Horton Inc.	218,026	6,863
	Interpublic Group of
	Cos. Inc.	293,791	6,787
	Fortune Brands Home &
	Security Inc.	114,801	6,655
	Hasbro Inc.	76,942	6,462
*	CarMax Inc.	130,976	6,422
	PVH Corp.	66,936	6,307
	Lennar Corp. Class A	126,340	5,824
	Hanesbrands Inc.	231,493	5,817
*	Panera Bread Co. Class A	26,806	5,681
	Lamar Advertising Co.
	Class A	85,598	5,675
	Harley-Davidson Inc.	119,364	5,407
	Goodyear Tire &
	Rubber Co.	208,626	5,353
*	WABCO Holdings Inc.	53,422	4,892
	Gentex Corp.	316,457	4,889
	Darden Restaurants Inc.	76,927	4,873
	CST Brands Inc.	111,065	4,785
*	Vista Outdoor Inc.	99,564	4,752
*	Urban Outfitters Inc.	171,700	4,722
*	Tempur Sealy
	International Inc.	83,156	4,600
	PulteGroup Inc.	232,854	4,538
*	Tesla Motors Inc.	21,309	4,523
	Scripps Networks
	Interactive Inc. Class A	69,558	4,331
*	TripAdvisor Inc.	67,124	4,316

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Discovery
	Communications Inc.	180,131	4,296
	BorgWarner Inc.	142,961	4,220
	Bed Bath & Beyond Inc.	97,001	4,192
	Omnicom Group Inc.	50,564	4,120
*	Hyatt Hotels Corp. Class A	83,026	4,080
	Brinker International Inc.	88,041	4,009
	Visteon Corp.	60,650	3,991
	Foot Locker Inc.	70,470	3,866
	Carnival Corp.	77,458	3,424
	Harman International
	Industries Inc.	45,014	3,233
	Gap Inc.	148,246	3,146
	Lear Corp.	30,629	3,117
	KAR Auction Services Inc.	71,820	2,998
*	Liberty Ventures Class A	78,266	2,901
	Newell Brands Inc.	59,422	2,886
*	Toll Brothers Inc.	106,247	2,859
	John Wiley & Sons Inc.
	Class A	53,577	2,796
	Ralph Lauren Corp. Class A	30,742	2,755
*	AutoNation Inc.	58,092	2,729
*	MSG Networks Inc.	155,568	2,386
	News Corp. Class A	177,364	2,013
*	Liberty SiriusXM Group
	Class C	64,064	1,978
	Macy’s Inc.	56,774	1,908
	Las Vegas Sands Corp.	42,120	1,832
*	Under Armour Inc. Class A	40,035	1,607
*	Under Armour Inc.	40,178	1,463
	Aaron’s Inc.	63,057	1,380
	Twenty-First Century
	Fox Inc.	46,089	1,256
*	Norwegian Cruise Line
	Holdings Ltd.	31,461	1,253
*	Liberty Broadband Corp.	20,819	1,249
	Coach Inc.	25,940	1,057
	Nordstrom Inc.	26,966	1,026
*	Liberty SiriusXM Group	32,034	1,005
*	AMC Networks Inc. Class A	16,167	977
*	Madison Square Garden
	Co. Class A	5,389	930
*	Starz	30,816	922
	GameStop Corp. Class A	20,418	543
	Best Buy Co. Inc.	15,827	484
*	Liberty Broadband Corp.
	Class A	8,008	476
*	Ulta Salon Cosmetics &
	Fragrance Inc.	1,721	419
	Coty Inc. Class A	15,990	416
	Graham Holdings Co. Class B	821	402
	Lennar Corp. Class B	8,278	308
*	Liberty Media Group	16,015	304
*	Murphy USA Inc.	3,307	245
*	LKQ Corp.	6,802	216

*	Sally Beauty Holdings Inc.	6,440	189
	Wynn Resorts Ltd.	2,011	182
	Nielsen Holdings plc	3,136	163
*	Liberty Braves Group	10,923	160
*	Live Nation Entertainment Inc.	6,740	158
*	Liberty Media Group Class A	8,008	153
	Staples Inc.	9,722	84
	Kohl’s Corp.	2,194	83
*	Discovery Communications
	Inc. Class A	1,919	48
*	Liberty Braves Group Class A	3,203	48
	VF Corp.	132	8
	Delphi Automotive plc	113	7
	L Brands Inc.	97	7
	Genuine Parts Co.	60	6
	Whirlpool Corp.	31	5
*	Chipotle Mexican Grill Inc.
	Class A	12	5
	Tractor Supply Co.	53	5
	Hilton Worldwide Holdings Inc.	203	5
*	DISH Network Corp. Class A	85	4
	Mattel Inc.	132	4
*	Michael Kors Holdings Ltd.	72	4
*	lululemon athletica Inc.	44	3
	Wyndham Worldwide Corp.	44	3
	Leggett & Platt Inc.	54	3
	Tiffany & Co.	44	3
	Domino’s Pizza Inc.	20	3
	Signet Jewelers Ltd.	31	3
	Aramark	76	3
	Carter’s Inc.	21	2
	Service Corp. International	79	2
	Polaris Industries Inc.	26	2
	H&R Block Inc.	92	2
	TEGNA Inc.	89	2
	Garmin Ltd.	46	2
	Williams-Sonoma Inc.	36	2
	Dunkin’ Brands Group Inc.	38	2
	Cinemark Holdings Inc.	45	2
	Brunswick Corp.	36	2
*	Hertz Global Holdings Inc.	147	2
	Six Flags Entertainment Corp.	28	2
	Dick’s Sporting Goods Inc.	36	2
*	ServiceMaster Global
	Holdings Inc.	40	2
*	Skechers U.S.A. Inc. Class A	48	1
	Outfront Media Inc.	54	1
	Tribune Media Co. Class A	32	1
*	Avis Budget Group Inc.	37	1
	Thor Industries Inc.	18	1
	AMERCO	3	1
	Tupperware Brands Corp.	19	1
*	JC Penney Co. Inc.	120	1
*	Pandora Media Inc.	83	1
*	Kate Spade & Co.	50	1

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Cabela’s Inc.	19	1
	Wendy’s Co.	80	1
	Lions Gate Entertainment Corp.	37	1
*	Michaels Cos. Inc.	25	1
*	Office Depot Inc.	214	1
	Regal Entertainment Group
	Class A	32	1
	International Game
	Technology plc	37	1
	Choice Hotels International Inc.	14	1
	Avon Products Inc.	169	1
	Gannett Co. Inc.	44	1
	DSW Inc. Class A	27	1
	Penske Automotive Group Inc.	17	1
	Cable One Inc.	1	1
	Dillard’s Inc. Class A	8	1
*	Fossil Group Inc.	16	—
	Extended Stay America Inc.	24	—
*	Fitbit Inc. Class A	17	—
	Viacom Inc. Class A	4	—
	Clear Channel Outdoor
	Holdings Inc. Class A	14	—
*	Sears Holdings Corp.	5	—
			981,618
Consumer Staples (8.7%)
	Procter & Gamble Co.	846,249	71,652
	Coca-Cola Co.	1,144,334	51,873
	PepsiCo Inc.	468,488	49,632
	Philip Morris
	International Inc.	431,156	43,857
	CVS Health Corp.	400,796	38,372
	Altria Group Inc.	500,480	34,513
	Mondelez International Inc.
	Class A	658,144	29,952
	Colgate-Palmolive Co.	347,747	25,455
	Walgreens Boots
	Alliance Inc.	301,845	25,135
	Kroger Co.	442,623	16,284
	Constellation Brands Inc.
	Class A	86,856	14,366
*	Monster Beverage Corp.	75,967	12,209
	Tyson Foods Inc. Class A	174,242	11,638
	Dr Pepper Snapple
	Group Inc.	109,488	10,580
	Archer-Daniels-Midland Co.	242,866	10,416
	JM Smucker Co.	66,043	10,066
	Mead Johnson Nutrition Co.	110,049	9,987
	Clorox Co.	71,982	9,961
	Kraft Heinz Co.	106,148	9,392
	Molson Coors Brewing Co.
	Class B	88,874	8,988
	Church & Dwight Co. Inc.	84,018	8,644
	McCormick & Co. Inc.	80,966	8,637
	Brown-Forman Corp. Class B	83,130	8,293
	Hershey Co.	72,467	8,224

	Hormel Foods Corp.	209,953	7,684
	Ingredion Inc.	59,184	7,659
	Kimberly-Clark Corp.	54,764	7,529
	Campbell Soup Co.	109,113	7,259
*	WhiteWave Foods Co.
	Class A	149,018	6,995
	General Mills Inc.	88,800	6,333
*	Edgewell Personal Care Co.	63,275	5,341
	Reynolds American Inc.	84,531	4,559
	Energizer Holdings Inc.	62,510	3,219
	Whole Foods Market Inc.	86,637	2,774
	Kellogg Co.	22,838	1,865
	Pilgrim’s Pride Corp.	64,085	1,633
*	Rite Aid Corp.	213,925	1,602
	Bunge Ltd.	20,961	1,240
	ConAgra Foods Inc.	18,538	886
	Sysco Corp.	17,298	878
*	Blue Buffalo Pet
	Products Inc.	15,615	364
	Nu Skin Enterprises Inc.
	Class A	1,013	47
	Pinnacle Foods Inc.	46	2
*	Hain Celestial Group Inc.	40	2
*	Herbalife Ltd.	29	2
*	Sprouts Farmers Market Inc.	60	1
	Flowers Foods Inc.	68	1
	Spectrum Brands Holdings Inc. 10		1
	Brown-Forman Corp. Class A	11	1
	GNC Holdings Inc. Class A	27	1
			596,004
Energy (7.2%)
	Exxon Mobil Corp.	1,374,828	128,876
	Chevron Corp.	647,982	67,928
	Schlumberger Ltd.	335,379	26,522
	ConocoPhillips	491,868	21,445
	EOG Resources Inc.	227,247	18,957
	Halliburton Co.	381,607	17,283
	Phillips 66	214,201	16,995
	Anadarko Petroleum Corp.	227,591	12,119
	Pioneer Natural
	Resources Co.	77,710	11,750
	Baker Hughes Inc.	218,632	9,867
	Valero Energy Corp.	182,002	9,282
	Occidental Petroleum Corp.	120,170	9,080
*	Concho Resources Inc.	75,872	9,049
*	Continental Resources Inc.	190,155	8,608
*	Newfield Exploration Co.	192,886	8,522
	Cimarex Energy Co.	70,372	8,397
	EQT Corp.	105,064	8,135
*	WPX Energy Inc.	868,492	8,086
	Columbia Pipeline
	Group Inc.	307,100	7,828
	Cabot Oil & Gas Corp.	290,464	7,477
	Energen Corp.	152,850	7,369
	Noble Energy Inc.	185,706	6,661

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Patterson-UTI Energy Inc.	286,601	6,110
*	FMC Technologies Inc.	203,849	5,437
	World Fuel Services Corp.	111,181	5,280
	Rowan Cos. plc Class A	264,983	4,680
*	NOW Inc.	251,820	4,568
	TerraForm Power Inc.
	Class A	414,721	4,520
	Kinder Morgan Inc.	236,063	4,419
	Williams Cos. Inc.	195,740	4,234
	Range Resources Corp.	96,066	4,144
	Helmerich & Payne Inc.	57,866	3,885
	Marathon Petroleum Corp.	92,507	3,512
	Hess Corp.	44,484	2,673
	Tesoro Corp.	31,926	2,392
	National Oilwell Varco Inc.	48,309	1,626
	Spectra Energy Corp.	19,088	699
*	Southwestern Energy Co.	18,061	227
	Devon Energy Corp.	5,246	190
*	Seadrill Ltd.	44,300	144
	Denbury Resources Inc.	12,089	43
*	California Resources Corp.	1,101	13
	Apache Corp.	148	8
	Marathon Oil Corp.	331	5
	ONEOK Inc.	82	4
*	Cheniere Energy Inc.	93	3
	Targa Resources Corp.	63	3
*	Diamondback Energy Inc.	28	3
	Murphy Oil Corp.	70	2
*	Weatherford International plc	351	2
	HollyFrontier Corp.	72	2
*	Gulfport Energy Corp.	49	2
	QEP Resources Inc.	84	1
*	First Solar Inc.	30	1
	CONSOL Energy Inc.	90	1
	Oceaneering International Inc.	39	1
	Ensco plc Class A	118	1
	Nabors Industries Ltd.	110	1
	Superior Energy Services Inc.	59	1
*	Chesapeake Energy Corp.	229	1
	PBF Energy Inc. Class A	38	1
*	Dril-Quip Inc.	15	1
	Noble Corp. plc	95	1
*	Whiting Petroleum Corp.	80	1
*	Rice Energy Inc.	33	1
	SM Energy Co.	26	1
*	Antero Resources Corp.	27	1
	Diamond Offshore Drilling Inc.	25	1
*	Memorial Resource
	Development Corp.	35	1
	Golar LNG Ltd.	35	1
*	Laredo Petroleum Inc.	48	1
*	RPC Inc.	23	—
*	SunPower Corp. Class A	22	—
*	Kosmos Energy Ltd.	61	—
	Frank’s International NV	14	—

*	Cobalt International Energy Inc. 143		—
	CVR Energy Inc.	6	—
*	EP Energy Corp. Class A	13	—
			489,085
Financial Services (19.0%)
*	Berkshire Hathaway Inc.
	Class B	634,996	91,941
	JPMorgan Chase & Co.	1,109,664	68,955
	Wells Fargo & Co.	1,449,025	68,582
	Visa Inc. Class A	686,529	50,920
	Citigroup Inc.	1,079,154	45,745
	Bank of America Corp.	2,965,135	39,347
	MasterCard Inc. Class A	363,828	32,039
	American International
	Group Inc.	491,108	25,975
	Simon Property Group Inc.	112,646	24,433
	Goldman Sachs Group Inc.	154,079	22,893
	American Tower
	Corporation	173,628	19,726
	American Express Co.	300,034	18,230
*	PayPal Holdings Inc.	496,120	18,113
	US Bancorp	400,905	16,169
	Public Storage	59,645	15,245
	PNC Financial Services
	Group Inc.	178,981	14,567
*	Fiserv Inc.	133,437	14,509
	Aon plc	129,154	14,107
	Crown Castle International
	Corp.	138,391	14,037
	Morgan Stanley	535,505	13,912
	S&P Global Inc.	124,501	13,354
	Equinix Inc.	33,081	12,827
	Intercontinental
	Exchange Inc.	49,787	12,743
	Charles Schwab Corp.	496,358	12,563
	Aflac Inc.	172,218	12,427
	Travelers Cos. Inc.	101,725	12,109
	Equity Residential	161,520	11,126
	Discover Financial Services	201,833	10,816
	Prudential Financial Inc.	148,953	10,626
	AvalonBay Communities Inc. 58,706		10,590
	Boston Properties Inc.	77,995	10,288
*	Synchrony Financial	386,799	9,778
	Chubb Ltd.	74,677	9,761
	SunTrust Banks Inc.	234,876	9,649
	Fidelity National
	Information Services Inc.	130,247	9,597
	Equifax Inc.	73,853	9,483
	General Growth
	Properties Inc.	313,287	9,342
	Global Payments Inc.	130,554	9,319
	Progressive Corp.	267,429	8,959
	State Street Corp.	164,707	8,881
*	Markel Corp.	9,157	8,725
	MSCI Inc. Class A	108,818	8,392

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Essex Property Trust Inc.	36,270	8,273
	Ameriprise Financial Inc.	87,796	7,888
	Federal Realty Investment
	Trust	45,530	7,537
	Capital One Financial Corp.	117,695	7,475
	Nasdaq Inc.	114,636	7,414
	Extra Space Storage Inc.	79,539	7,361
	Allstate Corp.	102,184	7,148
	First Republic Bank	100,649	7,044
	Equity LifeStyle
	Properties Inc.	87,665	7,018
	Total System Services Inc.	130,880	6,951
*	Arch Capital Group Ltd.	95,099	6,847
*	Alleghany Corp.	12,354	6,790
	T. Rowe Price Group Inc.	92,836	6,774
	SL Green Realty Corp.	62,997	6,707
	Moody’s Corp.	69,986	6,558
	Assurant Inc.	75,128	6,484
	Fifth Third Bancorp	368,271	6,478
	Torchmark Corp.	102,754	6,352
	Apartment Investment &
	Management Co.	137,720	6,082
*	E*TRADE Financial Corp.	256,818	6,033
	SEI Investments Co.	123,501	5,942
	White Mountains Insurance
	Group Ltd.	6,999	5,893
	WR Berkley Corp.	97,378	5,835
	Reinsurance Group of
	America Inc. Class A	59,891	5,809
*	CBRE Group Inc. Class A	217,552	5,761
	American Homes 4 Rent
	Class A	280,681	5,748
	Loews Corp.	138,528	5,692
	Douglas Emmett Inc.	159,344	5,660
	Lincoln National Corp.	143,702	5,571
	Franklin Resources Inc.	165,917	5,537
	Forest City Realty Trust
	Inc. Class A	246,809	5,506
	CME Group Inc.	55,929	5,447
	M&T Bank Corp.	46,002	5,439
*	Howard Hughes Corp.	47,113	5,386
	Prologis Inc.	109,443	5,367
	Brown & Brown Inc.	143,235	5,367
	KeyCorp	485,228	5,362
	Dun & Bradstreet Corp.	43,819	5,339
	Unum Group	166,461	5,292
	Commerce Bancshares Inc.	109,036	5,223
*	Signature Bank	41,611	5,198
	American Financial
	Group Inc.	69,403	5,131
	Taubman Centers Inc.	67,808	5,031
	Bank of New York
	Mellon Corp.	128,925	5,009
	TD Ameritrade
	Holding Corp.	174,048	4,956

	BlackRock Inc.	14,461	4,953
	Zions Bancorporation	194,374	4,885
	TFS Financial Corp.	271,733	4,679
	Principal Financial Group Inc.	113,318	4,659
	Weyerhaeuser Co.	156,383	4,656
	Post Properties Inc.	76,021	4,641
	East West Bancorp Inc.	134,403	4,594
	Host Hotels & Resorts Inc.	279,419	4,529
	MetLife Inc.	112,898	4,497
	Popular Inc.	153,360	4,493
*	CoreLogic Inc.	116,575	4,486
	Jones Lang LaSalle Inc.	45,890	4,472
	Raymond James
	Financial Inc.	89,465	4,411
	First Horizon National Corp.	319,147	4,398
*	Realogy Holdings Corp.	147,745	4,288
	Hanover Insurance
	Group Inc.	49,487	4,188
*	Affiliated Managers
	Group Inc.	29,691	4,180
*	SLM Corp.	676,250	4,179
	Alexandria Real Estate
	Equities Inc.	38,539	3,990
	Brixmor Property Group Inc.	149,675	3,960
	Jack Henry & Associates Inc.	44,906	3,919
	DDR Corp.	215,917	3,917
	Broadridge Financial
	Solutions Inc.	58,618	3,822
	Camden Property Trust	42,323	3,742
	Interactive Brokers Group Inc.	99,828	3,534
	Retail Properties of
	America Inc.	208,902	3,530
	Hospitality Properties Trust	119,017	3,428
	Digital Realty Trust Inc.	28,422	3,098
	Eaton Vance Corp.	86,022	3,040
	Cullen/Frost Bankers Inc.	47,496	3,027
	Associated Banc-Corp	170,283	2,920
	Hartford Financial Services
	Group Inc.	64,171	2,848
	BOK Financial Corp.	38,481	2,413
	Welltower Inc.	30,307	2,308
*	Alliance Data Systems Corp.	11,592	2,271
	Leucadia National Corp.	120,270	2,084
	CNA Financial Corp.	61,718	1,939
	BB&T Corp.	53,177	1,894
	Paramount Group Inc.	114,342	1,823
	Marsh & McLennan Cos. Inc.	21,585	1,478
	Navient Corp.	123,033	1,470
	Legg Mason Inc.	47,414	1,398
	Bank of Hawaii Corp.	20,064	1,380
	Northern Trust Corp.	19,091	1,265
	HCP Inc.	34,847	1,233
	Iron Mountain Inc.	28,923	1,152
	FNF Group	25,471	955
	Apple Hospitality REIT Inc.	39,944	751

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Voya Financial Inc.	29,780	737
	People’s United Financial Inc.	42,624	625
	Lazard Ltd. Class A	18,503	551
	Four Corners Property
	Trust Inc.	25,649	528
	Invesco Ltd.	12,148	310
	Realty Income Corp.	4,311	299
*	Vantiv Inc. Class A	4,744	269
	Western Union Co.	11,796	226
*	FleetCor Technologies Inc.	1,233	176
	Ventas Inc.	130	9
	Vornado Realty Trust	74	7
	Thomson Reuters Corp.	129	5
	Kimco Realty Corp.	162	5
	Macerich Co.	58	5
	Cincinnati Financial Corp.	64	5
	Regions Financial Corp.	525	4
	Annaly Capital Management Inc.	371	4
	XL Group plc Class A	120	4
	UDR Inc.	101	4
	Duke Realty Corp.	135	4
	VEREIT Inc.	354	4
*	Ally Financial Inc.	189	3
	Arthur J Gallagher & Co.	66	3
	Everest Re Group Ltd.	17	3
	Regency Centers Corp.	37	3
	Mid-America Apartment
	Communities Inc.	29	3
	Comerica Inc.	70	3
	New York Community
	Bancorp Inc.	190	3
	WP Carey Inc.	41	3
	National Retail Properties Inc.	55	3
	Huntington Bancshares Inc.	317	3
	American Campus
	Communities Inc.	51	3
	FactSet Research Systems Inc.	16	3
	American Capital Agency Corp.	130	3
	Omega Healthcare Investors Inc.	72	2
	Citizens Financial Group Inc.	122	2
	Spirit Realty Capital Inc.	188	2
	Liberty Property Trust	59	2
	Kilroy Realty Corp.	34	2
	Gaming and Leisure
	Properties Inc.	64	2
	CBOE Holdings Inc.	33	2
	CIT Group Inc.	68	2
	Axis Capital Holdings Ltd.	37	2
	Weingarten Realty Investors	49	2
	RenaissanceRe Holdings Ltd.	17	2
	Old Republic International Corp.	102	2
	Starwood Property Trust Inc.	93	2
	Senior Housing Properties Trust	92	2
*	SVB Financial Group	20	2
	PacWest Bancorp	44	2

	Healthcare Trust of America
	Inc. Class A	53	2
	Endurance Specialty
	Holdings Ltd.	24	2
	Corrections Corp. of America	46	2
	Validus Holdings Ltd.	33	2
	Tanger Factory Outlet
	Centers Inc.	37	1
*	Equity Commonwealth	51	1
	Synovus Financial Corp.	49	1
	Assured Guaranty Ltd.	55	1
	Communications Sales &
	Leasing Inc.	47	1
	First Niagara Financial
	Group Inc.	139	1
*	WEX Inc.	15	1
	Rayonier Inc.	50	1
*	Zillow Group Inc.	34	1
	Allied World Assurance Co.
	Holdings AG	35	1
	BankUnited Inc.	40	1
	Piedmont Office Realty Trust
	Inc. Class A	57	1
	ProAssurance Corp.	22	1
	Brandywine Realty Trust	70	1
	Two Harbors Investment Corp.	136	1
	Chimera Investment Corp.	74	1
	Aspen Insurance Holdings Ltd.	24	1
	Corporate Office Properties Trust	37	1
	Federated Investors Inc. Class B	37	1
	MFA Financial Inc.	145	1
	Columbia Property Trust Inc.	49	1
	Erie Indemnity Co. Class A	10	1
	Care Capital Properties Inc.	32	1
	TCF Financial Corp.	66	1
	WP Glimcher Inc.	73	1
	Empire State Realty Trust Inc.	43	1
	NorthStar Realty Finance Corp.	71	1
*	First Data Corp. Class A	71	1
	AmTrust Financial Services Inc.	32	1
	NorthStar Asset Management
	Group Inc.	76	1
	LPL Financial Holdings Inc.	30	1
*	Zillow Group Inc. Class A	17	1
	CBL & Associates Properties Inc.	65	1
	Mercury General Corp.	11	1
	Morningstar Inc.	7	1
	Waddell & Reed Financial Inc.
	Class A	33	1
*	Credit Acceptance Corp.	3	1
*	Genworth Financial Inc. Class A	195	1
*	OneMain Holdings Inc. Class A	21	—
	Artisan Partners Asset
	Management Inc. Class A	14	—

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Santander Consumer USA
	Holdings Inc.	34	—
	American National Insurance Co.	3	—
	NorthStar Realty Europe Corp.	24	—
*	Square Inc.	12	—
*	LendingClub Corp.	25	—
			1,296,190
Health Care (13.8%)
	Johnson & Johnson	845,462	102,554
	Pfizer Inc.	1,743,341	61,383
	UnitedHealth Group Inc.	328,174	46,338
	Bristol-Myers Squibb Co.	591,175	43,481
	Merck & Co. Inc.	751,549	43,297
	Amgen Inc.	269,967	41,075
	Gilead Sciences Inc.	492,101	41,051
	Medtronic plc	348,756	30,262
*	Celgene Corp.	293,518	28,950
*	Allergan plc	124,482	28,766
	AbbVie Inc.	450,333	27,880
	Thermo Fisher Scientific Inc.	153,934	22,745
*	Biogen Inc.	85,612	20,703
*	Express Scripts Holding Co.	272,927	20,688
	Eli Lilly & Co.	253,458	19,960
	Aetna Inc.	145,181	17,731
	Abbott Laboratories	407,116	16,004
	McKesson Corp.	83,738	15,630
	Becton Dickinson and Co.	88,320	14,978
	Anthem Inc.	111,626	14,661
*	Boston Scientific Corp.	623,793	14,578
	Cigna Corp.	112,107	14,349
	Stryker Corp.	109,046	13,067
	Humana Inc.	69,676	12,533
	Zoetis Inc.	240,279	11,404
	Cardinal Health Inc.	145,261	11,332
	Zimmer Biomet
	Holdings Inc.	88,957	10,709
	St. Jude Medical Inc.	131,597	10,265
	CR Bard Inc.	41,918	9,857
*	Henry Schein Inc.	53,592	9,475
*	Mylan NV	214,765	9,286
*	Vertex Pharmaceuticals Inc.	100,811	8,672
	Agilent Technologies Inc.	192,643	8,546
	AmerisourceBergen Corp.
	Class A	106,401	8,440
	DENTSPLY SIRONA Inc.	130,580	8,101
*	Alexion Pharmaceuticals Inc.	69,324	8,094
	Universal Health Services
	Inc. Class B	60,278	8,083
*	Incyte Corp.	95,944	7,674
*	Laboratory Corp. of
	America Holdings	53,808	7,010
	Teleflex Inc.	39,319	6,972
	Cooper Cos. Inc.	40,631	6,971
	Baxter International Inc.	153,258	6,930
	Quest Diagnostics Inc.	72,665	5,916

*	Regeneron
	Pharmaceuticals Inc.	16,550	5,780
	PerkinElmer Inc.	109,261	5,727
	Bio-Techne Corp.	49,993	5,638
*	Quintiles Transnational
	Holdings Inc.	76,723	5,011
*	Charles River Laboratories
	International Inc.	57,881	4,772
	Bruker Corp.	209,167	4,756
	Perrigo Co. plc	50,657	4,593
*	QIAGEN NV	209,244	4,564
*	Akorn Inc.	138,631	3,949
*	Centene Corp.	52,904	3,776
	Patterson Cos. Inc.	73,371	3,514
*	Varian Medical Systems Inc.	29,960	2,464
*	Ionis Pharmaceuticals Inc.	85,305	1,987
*	Medivation Inc.	29,492	1,778
*	Endo International plc	93,089	1,451
*	Intuitive Surgical Inc.	1,041	688
*	DaVita HealthCare
	Partners Inc.	6,751	522
*	Edwards Lifesciences Corp.	3,674	366
*	VCA Inc.	4,520	306
*	Mallinckrodt plc	4,436	270
*	HCA Holdings Inc.	3,126	241
*	Align Technology Inc.	2,924	235
*	IDEXX Laboratories Inc.	2,431	226
*	Hologic Inc.	6,180	214
*	Veeva Systems Inc. Class A	6,212	212
*	BioMarin Pharmaceutical Inc.	2,656	207
*	MEDNAX Inc.	2,830	205
*	United Therapeutics Corp.	1,913	203
*	Bio-Rad Laboratories Inc.
	Class A	1,404	201
*	Cerner Corp.	3,209	188
*	Premier Inc. Class A	5,600	183
*	athenahealth Inc.	1,312	181
*	Alere Inc.	4,022	168
*	LifePoint Health Inc.	2,510	164
*	Jazz Pharmaceuticals plc	1,021	144
*	Alnylam Pharmaceuticals Inc.	1,522	84
*	Intrexon Corp.	3,419	84
*	Illumina Inc.	56	8
	ResMed Inc.	55	3
*	Alkermes plc	58	2
*	DexCom Inc.	31	2
*	Envision Healthcare
	Holdings Inc.	73	2
*	Seattle Genetics Inc.	41	2
*	Acadia Healthcare Co. Inc.	24	1
*	Brookdale Senior Living Inc.	72	1
	Hill-Rom Holdings Inc.	22	1
*	Tenet Healthcare Corp.	39	1
*	Allscripts Healthcare
	Solutions Inc.	71	1

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Intercept Pharmaceuticals Inc.	6	1
*	Bluebird Bio Inc.	14	1
*	Community Health Systems Inc.	46	1
*	Agios Pharmaceuticals Inc.	10	—
*	VWR Corp.	12	—
*	Puma Biotechnology Inc.	10	—
*	Juno Therapeutics Inc.	5	—
*	Quorum Health Corp.	11	—
			941,480
Materials & Processing (3.6%)
	EI du Pont de Nemours
	& Co.	349,034	22,617
	Monsanto Co.	178,022	18,409
	Ecolab Inc.	115,934	13,750
	Newmont Mining Corp.	303,630	11,878
	Sherwin-Williams Co.	40,058	11,764
	Praxair Inc.	103,342	11,615
	Vulcan Materials Co.	90,232	10,860
	LyondellBasell Industries
	NV Class A	132,695	9,875
	Dow Chemical Co.	187,854	9,338
	Martin Marietta
	Materials Inc.	47,346	9,090
	Albemarle Corp.	98,252	7,792
	Ball Corp.	100,054	7,233
	Valspar Corp.	66,760	7,212
	Sealed Air Corp.	143,185	6,582
	Celanese Corp. Class A	100,412	6,572
	FMC Corp.	132,448	6,134
	Lennox International Inc.	40,714	5,806
*	Crown Holdings Inc.	112,863	5,719
	Fastenal Co.	125,785	5,584
	Owens Corning	104,758	5,397
	Air Products &
	Chemicals Inc.	32,969	4,683
	Southern Copper Corp.	165,670	4,470
	WR Grace & Co.	58,763	4,302
	Valmont Industries Inc.	27,984	3,785
	Scotts Miracle-Gro Co.
	Class A	50,983	3,564
	Reliance Steel &
	Aluminum Co.	46,208	3,553
	CF Industries Holdings Inc.	143,017	3,447
*	Armstrong World
	Industries Inc.	85,415	3,344
	Nucor Corp.	66,785	3,300
	Freeport-McMoRan Inc.	240,640	2,681
	Westlake Chemical Corp.	54,946	2,358
	Packaging Corp. of America	26,568	1,778
*	Owens-Illinois Inc.	94,689	1,705
	Eagle Materials Inc.	21,140	1,631
*	GCP Applied
	Technologies Inc.	58,764	1,530
	International Paper Co.	35,971	1,524
	Mosaic Co.	45,259	1,185

	Eastman Chemical Co.	14,072	956
*	Armstrong Flooring Inc.	44,054	747
	Hexcel Corp.	3,533	147
	PPG Industries Inc.	162	17
	Ingersoll-Rand plc	104	7
	Alcoa Inc.	513	5
	Masco Corp.	137	4
	Acuity Brands Inc.	17	4
	International Flavors &
	Fragrances Inc.	32	4
	WestRock Co.	102	4
	Ashland Inc.	25	3
	RPM International Inc.	52	3
	Steel Dynamics Inc.	95	2
	AptarGroup Inc.	25	2
	Bemis Co. Inc.	38	2
	Sonoco Products Co.	39	2
	Royal Gold Inc.	25	2
	Graphic Packaging Holding Co. 129		2
	Watsco Inc.	10	1
	Tahoe Resources Inc.	89	1
	NewMarket Corp.	3	1
	Cabot Corp.	25	1
	Huntsman Corp.	80	1
*	Axalta Coating Systems Ltd.	40	1
*	USG Corp.	36	1
	Compass Minerals
	International Inc.	13	1
	United States Steel Corp.	57	1
	Domtar Corp.	25	1
	Timken Co.	28	1
	Silgan Holdings Inc.	16	1
	Chemours Co.	71	1
*	Ingevity Corp.	17	1
	Allegheny Technologies Inc.	43	1
*	Platform Specialty Products
	Corp.	51	—
			243,995
Producer Durables (10.7%)
	General Electric Co.	2,836,791	89,302
	Boeing Co.	225,405	29,273
	United Technologies Corp.	279,693	28,683
	3M Co.	154,044	26,976
	Union Pacific Corp.	303,684	26,496
	Danaher Corp.	231,447	23,376
	Honeywell International Inc.	168,320	19,579
	FedEx Corp.	116,214	17,639
	General Dynamics Corp.	121,190	16,874
	Northrop Grumman Corp.	72,150	16,038
	United Parcel Service Inc.
	Class B	147,189	15,855
	Illinois Tool Works Inc.	140,947	14,681
	Accenture plc Class A	119,404	13,527
	Delta Air Lines Inc.	350,782	12,779
	Southwest Airlines Co.	313,976	12,311

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Lockheed Martin Corp.	47,450	11,776
	Raytheon Co.	80,822	10,988
	Norfolk Southern Corp.	127,762	10,876
	CSX Corp.	389,166	10,149
	Waste Management Inc.	140,109	9,285
	Roper Technologies Inc.	51,607	8,802
*	TransDigm Group Inc.	32,799	8,649
*	Verisk Analytics Inc. Class A	100,411	8,141
	L-3 Communications
	Holdings Inc.	53,889	7,905
*	Mettler-Toledo
	International Inc.	21,554	7,865
*	United Continental
	Holdings Inc.	186,761	7,665
	Huntington Ingalls
	Industries Inc.	44,901	7,545
*	Waters Corp.	53,043	7,461
	Emerson Electric Co.	142,289	7,422
	PACCAR Inc.	142,675	7,401
	Parker-Hannifin Corp.	67,377	7,280
	Cintas Corp.	70,616	6,930
	Expeditors International of
	Washington Inc.	138,833	6,808
	Deere & Co.	82,823	6,712
	AMETEK Inc.	143,005	6,611
	Carlisle Cos. Inc.	59,977	6,338
	Rockwell Collins Inc.	73,559	6,263
	Textron Inc.	170,296	6,226
	JB Hunt Transport
	Services Inc.	76,689	6,206
	WW Grainger Inc.	26,954	6,125
*	Copart Inc.	124,612	6,107
*	Jacobs Engineering
	Group Inc.	121,987	6,076
*	HD Supply Holdings Inc.	171,257	5,963
	IDEX Corp.	71,688	5,886
	Toro Co.	65,949	5,817
*	Middleby Corp.	50,169	5,782
*	Stericycle Inc.	54,711	5,697
	Wabtec Corp.	80,447	5,650
	Xerox Corp.	576,488	5,471
*	SPX Corp.	367,943	5,464
	Cummins Inc.	47,769	5,371
	BWX Technologies Inc.	143,634	5,138
	FLIR Systems Inc.	164,529	5,092
	Landstar System Inc.	73,936	5,076
	Orbital ATK Inc.	59,437	5,060
*	Spirit AeroSystems
	Holdings Inc. Class A	116,216	4,997
	Caterpillar Inc.	65,805	4,989
*	Manitowoc Foodservice Inc.	275,298	4,851
*	Old Dominion Freight
	Line Inc.	78,902	4,759
	AGCO Corp.	98,700	4,652

	Automatic Data
	Processing Inc.	47,161	4,333
*	Genpact Ltd.	151,475	4,066
	Flowserve Corp.	87,374	3,947
	Xylem Inc.	86,943	3,882
	Oshkosh Corp.	80,575	3,844
	Robert Half International Inc.	96,924	3,699
	Donaldson Co. Inc.	102,983	3,538
	ManpowerGroup Inc.	54,486	3,506
*	Babcock & Wilcox
	Enterprises Inc.	219,378	3,223
	Stanley Black & Decker Inc.	26,735	2,973
	MSC Industrial Direct Co.
	Inc. Class A	41,610	2,936
	CH Robinson Worldwide Inc.	39,317	2,919
	Terex Corp.	113,735	2,310
*	Keysight Technologies Inc.	78,164	2,274
	Graco Inc.	27,607	2,181
	ITT Inc.	64,187	2,053
	Allison Transmission
	Holdings Inc.	68,172	1,924
	Lexmark International Inc.
	Class A	50,192	1,895
	Manitowoc Co. Inc.	275,297	1,500
*	Zebra Technologies Corp.	27,137	1,360
*	Spirit Airlines Inc.	23,229	1,042
	Republic Services Inc.
	Class A	19,556	1,003
	Pentair plc	6,124	357
	KBR Inc.	26,436	350
	Ryder System Inc.	5,166	316
*	CoStar Group Inc.	1,010	221
	Fluor Corp.	3,441	170
	Eaton Corp. plc	183	11
	Paychex Inc.	127	8
	Tyco International plc	165	7
	American Airlines Group Inc.	247	7
	Rockwell Automation Inc.	53	6
	Dover Corp.	63	4
	Kansas City Southern	43	4
	Snap-on Inc.	23	4
*	Waste Connections Inc.	48	3
*	IHS Inc. Class A	27	3
	Alaska Air Group Inc.	51	3
	Avery Dennison Corp.	36	3
	Allegion plc	37	3
	AO Smith Corp.	29	3
*	Trimble Navigation Ltd.	102	2
	Hubbell Inc. Class B	23	2
*	United Rentals Inc.	36	2
*	JetBlue Airways Corp.	123	2
	Macquarie Infrastructure Corp. 27		2
	B/E Aerospace Inc.	42	2
*	AECOM	59	2
	Nordson Corp.	22	2

			Market
			Value•
		Shares	($000)
	Lincoln Electric Holdings Inc.	28	2
	RR Donnelley & Sons Co.	82	1
*	Quanta Services Inc.	60	1
*	Kirby Corp.	22	1
	Pitney Bowes Inc.	75	1
	Chicago Bridge & Iron Co. NV	38	1
*	Genesee & Wyoming Inc.
	Class A	22	1
	National Instruments Corp.	44	1
*	Clean Harbors Inc.	23	1
	Booz Allen Hamilton Holding
	Corp. Class A	40	1
	Trinity Industries Inc.	61	1
	Rollins Inc.	37	1
	Crane Co.	19	1
	Air Lease Corp. Class A	40	1
*	Colfax Corp.	39	1
	Regal Beloit Corp.	17	1
*	WESCO International Inc.	17	1
	Joy Global Inc.	38	1
	Covanta Holding Corp.	45	1
	GATX Corp.	16	1
	Kennametal Inc.	31	1
	Copa Holdings SA Class A	13	1
	Triumph Group Inc.	19	1
*	TopBuild Corp.	15	1
*	SPX FLOW Inc.	16	—
	Teekay Corp.	19	—
			730,648
Technology (16.5%)
	Apple Inc.	1,840,505	175,952
	Microsoft Corp.	2,484,712	127,143
*	Facebook Inc. Class A	743,859	85,008
*	Alphabet Inc. Class C	101,492	70,243
*	Alphabet Inc. Class A	98,821	69,524
	International Business
	Machines Corp.	300,425	45,598
	Oracle Corp.	1,072,296	43,889
	Intel Corp.	1,268,903	41,620
	Cisco Systems Inc.	1,393,557	39,981
	Texas Instruments Inc.	389,186	24,382
	Broadcom Ltd.	145,561	22,620
	QUALCOMM Inc.	401,770	21,523
	EMC Corp.	768,556	20,882
*	salesforce.com Inc.	258,085	20,495
*	Adobe Systems Inc.	199,573	19,117
	NVIDIA Corp.	343,853	16,164
*	Yahoo! Inc.	410,583	15,421
	Hewlett Packard
	Enterprise Co.	824,138	15,057
*	Cognizant Technology
	Solutions Corp. Class A	258,116	14,775
	Intuit Inc.	126,429	14,111
	Applied Materials Inc.	551,172	13,212
	Activision Blizzard Inc.	292,430	11,589

	Corning Inc.	477,384	9,777
	Amphenol Corp. Class A	165,003	9,460
*	SBA Communications
	Corp. Class A	77,268	8,340
*	Citrix Systems Inc.	103,448	8,285
	Lam Research Corp.	96,753	8,133
*	Autodesk Inc.	129,138	6,992
	CDK Global Inc.	123,048	6,828
*	Synopsys Inc.	124,454	6,730
	Analog Devices Inc.	117,980	6,682
	KLA-Tencor Corp.	90,426	6,624
*	Cadence Design
	Systems Inc.	270,664	6,577
	Juniper Networks Inc.	288,825	6,496
	Symantec Corp.	315,666	6,484
	Linear Technology Corp.	123,969	5,768
	Ingram Micro Inc.	159,574	5,550
*	Arrow Electronics Inc.	89,502	5,540
	Dolby Laboratories Inc.
	Class A	115,638	5,533
	DST Systems Inc.	42,702	4,972
	Avnet Inc.	121,410	4,918
	Brocade Communications
	Systems Inc.	531,669	4,881
	Teradyne Inc.	235,865	4,644
	Western Digital Corp.	98,249	4,643
*	Teradata Corp.	176,523	4,425
*	Viavi Solutions Inc.	623,390	4,133
	CSRA Inc.	171,247	4,012
	Computer Sciences Corp.	78,747	3,910
	Xilinx Inc.	81,750	3,771
	CA Inc.	109,686	3,601
	NetApp Inc.	137,603	3,384
*	Micron Technology Inc.	215,553	2,966
*	NCR Corp.	99,365	2,759
	SS&C Technologies
	Holdings Inc.	85,064	2,389
	Motorola Solutions Inc.	36,182	2,387
	Microchip Technology Inc.	43,601	2,213
*	CommScope Holding
	Co. Inc.	64,859	2,013
	IAC/InterActiveCorp	24,480	1,378
	Harris Corp.	13,240	1,105
	HP Inc.	76,570	961
*	VeriSign Inc.	10,316	892
	Amdocs Ltd.	11,987	692
*	Electronic Arts Inc.	5,010	380
	Skyworks Solutions Inc.	5,109	323
*	Palo Alto Networks Inc.	2,025	248
*	Red Hat Inc.	3,264	237
*	Fortinet Inc.	7,337	232
*	Gartner Inc.	2,326	227
	Sabre Corp.	8,123	218
*	ANSYS Inc.	2,329	211
*	ServiceNow Inc.	2,952	196

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	IPG Photonics Corp.	2,308	185
*	PTC Inc.	4,733	178
*	IMS Health Holdings Inc.	6,734	171
*	F5 Networks Inc.	1,424	162
*	LinkedIn Corp. Class A	648	123
	Maxim Integrated Products Inc.	111	4
*	Akamai Technologies Inc.	70	4
*	Twitter Inc.	221	4
*	Workday Inc. Class A	41	3
*	Qorvo Inc.	55	3
*	Splunk Inc.	52	3
*	Ultimate Software Group Inc.	11	2
	CDW Corp.	52	2
*	VMware Inc. Class A	32	2
	Marvell Technology Group Ltd.	177	2
*	Nuance Communications Inc.	99	2
*	ARRIS International plc	71	1
*	ON Semiconductor Corp.	168	1
	Cognex Corp.	34	1
	Jabil Circuit Inc.	76	1
	Cypress Semiconductor Corp.	123	1
	Leidos Holdings Inc.	26	1
*	NetSuite Inc.	16	1
*	Cree Inc.	40	1
*	Rackspace Hosting Inc.	45	1
*	Tableau Software Inc. Class A	19	1
*	FireEye Inc.	54	1
*	Arista Networks Inc.	13	1
*	Yelp Inc. Class A	26	1
*	Zynga Inc. Class A	281	1
*	EchoStar Corp. Class A	17	1
*	3D Systems Corp.	44	1
*	Groupon Inc. Class A	165	1
*	Lumentum Holdings Inc.	18	—
*	Black Knight Financial Services
	Inc. Class A	8	—
*	GoDaddy Inc. Class A	9	—
*	Atlassian Corp. plc Class A	10	—
*	Inovalon Holdings Inc. Class A	10	—
			1,122,293
Utilities (6.1%)
	AT&T Inc.	1,797,569	77,673
	Verizon
	Communications Inc.	1,170,875	65,382
	NextEra Energy Inc.	177,540	23,151
	PG&E Corp.	215,510	13,775
	Sempra Energy	116,390	13,271
	WEC Energy Group Inc.	197,839	12,919
	Exelon Corp.	351,421	12,778
	Edison International	162,181	12,597
	Consolidated Edison Inc.	141,599	11,390
	Eversource Energy	172,448	10,330

	Dominion Resources Inc.	128,640	10,025
	American Water Works
	Co. Inc.	117,032	9,890
	Duke Energy Corp.	111,708	9,583
	CMS Energy Corp.	190,417	8,732
*	Level 3
	Communications Inc.	163,155	8,401
	Southern Co.	152,829	8,196
*	T-Mobile US Inc.	185,138	8,011
	NiSource Inc.	276,272	7,327
	UGI Corp.	154,238	6,979
	ITC Holdings Corp.	145,857	6,829
	Atmos Energy Corp.	83,514	6,791
	Aqua America Inc.	183,416	6,541
	SCANA Corp.	80,345	6,079
	DTE Energy Co.	56,142	5,565
*	Calpine Corp.	376,572	5,554
	FirstEnergy Corp.	151,600	5,292
*	Sprint Corp.	1,162,942	5,268
	Questar Corp.	206,197	5,231
	CenterPoint Energy Inc.	213,368	5,121
	Telephone & Data
	Systems Inc.	167,926	4,981
	American Electric Power
	Co. Inc.	60,633	4,250
*	United States Cellular Corp.	94,884	3,726
	AES Corp.	224,088	2,797
	Alliant Energy Corp.	66,238	2,630
	CenturyLink Inc.	68,121	1,976
	NRG Energy Inc.	130,623	1,958
	Entergy Corp.	20,417	1,661
*	Zayo Group Holdings Inc.	35,976	1,005
	PPL Corp.	261	10
	Public Service Enterprise
	Group Inc.	198	9
	Xcel Energy Inc.	198	9
	Ameren Corp.	95	5
	Pinnacle West Capital Corp.	43	3
	AGL Resources Inc.	47	3
	Westar Energy Inc. Class A	55	3
	OGE Energy Corp.	78	3
	TECO Energy Inc.	92	2
	Frontier Communications Corp.	462	2
	National Fuel Gas Co.	33	2
	MDU Resources Group Inc.	76	2
	Great Plains Energy Inc.	60	2
	Vectren Corp.	32	2
	Hawaiian Electric Industries Inc.	42	1
	Avangrid Inc.	22	1
			413,724
Total Common Stocks
(Cost $3,414,083)			6,815,037

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2	Vanguard Market Liquidity
	Fund, 0.538%	14,978,630	14,979

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[3,4]	Federal Home Loan Bank
	Discount Notes,
	0.390%, 9/7/16	700	699
[3,4]	Federal Home Loan Bank
	Discount Notes,
	0.511%, 10/12/16	100	100
			799
Total Temporary Cash Investments
(Cost $15,778)			15,778
Total Investments (100.2%)
(Cost $3,429,861)			6,830,815

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	558
Receivables for Accrued Income	6,473
Receivables for Capital Shares Issued	814
Other Assets	275
Total Other Assets	8,120
Liabilities
Payables for Investment Securities
Purchased	(15,196)
Payables for Capital Shares Redeemed	(784)
Payables to Vanguard	(4,376)
Other Liabilities	(1,695)
Total Liabilities	(22,051)
Net Assets (100%)	6,816,884

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,507,229
Overdistributed Net Investment Income	(252)
Accumulated Net Realized Losses	(91,384)
Unrealized Appreciation (Depreciation)
Investment Securities	3,400,954
Futures Contracts	337
Net Assets	6,816,884

Admiral Shares—Net Assets
Applicable to 58,727,764 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,243,194
Net Asset Value Per Share—
Admiral Shares	$106.31

Institutional Shares—Net Assets
Applicable to 10,860,295 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	573,690
Net Asset Value Per Share—
Institutional Shares	$52.82

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $700,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends	64,173
Interest[1]	47
Total Income	64,220
Expenses
The Vanguard Group—Note B
Investment Advisory Services	630
Management and Administrative—Admiral Shares	2,399
Management and Administrative—Institutional Shares	132
Marketing and Distribution—Admiral Shares	175
Marketing and Distribution—Institutional Shares	4
Custodian Fees	29
Shareholders’ Reports—Admiral Shares	20
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	3,391
Net Investment Income	60,829
Realized Net Gain (Loss)
Investment Securities Sold	(14,963)
Futures Contracts	(698)
Realized Net Gain (Loss)	(15,661)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	180,314
Futures Contracts	271
Change in Unrealized Appreciation (Depreciation)	180,585
Net Increase (Decrease) in Net Assets Resulting from Operations	225,753
1 Interest income from an affiliated company of the fund was $42,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,829	109,754
Realized Net Gain (Loss)	(15,661)	15,452
Change in Unrealized Appreciation (Depreciation)	180,585	(19,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	225,753	105,568
Distributions
Net Investment Income
Admiral Shares	(52,872)	(99,464)
Institutional Shares	(5,004)	(9,671)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(57,876)	(109,135)
Capital Share Transactions
Admiral Shares	106,870	224,643
Institutional Shares	(4,402)	35,081
Net Increase (Decrease) from Capital Share Transactions	102,468	259,724
Total Increase (Decrease)	270,345	256,157
Net Assets
Beginning of Period	6,546,539	6,290,382
End of Period[1]	6,816,884	6,546,539
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($252,000) and ($3,205,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$103.75	$103.82	$93.70	$71.17	$62.36	$62.56
Investment Operations
Net Investment Income	.954	1.764	1.633	1.414	1.384	1.072
Net Realized and Unrealized Gain (Loss)
on Investments	2.513	(.082)	10.103	22.537	8.806	(.202)
Total from Investment Operations	3.467	1.682	11.736	23.951	10.190	.870
Distributions
Dividends from Net Investment Income	(.907)	(1.752)	(1.616)	(1.421)	(1.380)	(1.070)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.907)	(1.752)	(1.616)	(1.421)	(1.380)	(1.070)
Net Asset Value, End of Period	$106.31	$103.75	$103.82	$93.70	$71.17	$62.36

Total Return[1]	3.37%	1.68%	12.52%	33.67%	16.35%	1.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,243	$5,982	$5,760	$5,040	$3,702	$3,305
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.86%	1.69%	1.66%	1.71%	1.96%	1.65%
Portfolio Turnover Rate	9%[2]	10%[2]	6%	4%	3%	2%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$51.55	$51.59	$46.56	$35.36	$30.98	$31.09
Investment Operations
Net Investment Income	.484	.897	.830	.719	.702	.548
Net Realized and Unrealized Gain (Loss)
on Investments	1.246	(.046)	5.022	11.203	4.379	(.113)
Total from Investment Operations	1.730	.851	5.852	11.922	5.081	.435
Distributions
Dividends from Net Investment Income	(.460)	(.891)	(.822)	(.722)	(.701)	(.545)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.460)	(.891)	(.822)	(.722)	(.701)	(.545)
Net Asset Value, End of Period	$52.82	$51.55	$51.59	$46.56	$35.36	$30.98

Total Return[1]	3.38%	1.71%	12.56%	33.73%	16.41%	1.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$574	$564	$530	$468	$317	$302
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.90%	1.73%	1.70%	1.75%	2.00%	1.69%
Portfolio Turnover Rate	9%[2]	10%[2]	6%	4%	3%	2%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Capital Appreciation Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $558,000, representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Capital Appreciation Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,815,037	—	—
Temporary Cash Investments	14,979	799	—
Futures Contracts—Assets[1]	274	—	—
Futures Contracts—Liabilities[1]	(82)	—	—
Total	6,830,208	799	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	93	9,719	337

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $22,968,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $52,688,000 to offset future net capital gains. Of this amount, $8,140,000 is subject to expiration on December 31, 2018. Capital losses of $44,548,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used

Tax-Managed Capital Appreciation Fund

before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $3,429,861,000. Net unrealized appreciation of investment securities for tax purposes was $3,400,954,000, consisting of unrealized gains of $3,415,042,000 on securities that had risen in value since their purchase and $14,088,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $472,457,000 of investment securities and sold $348,048,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,056,000 and $39,923,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2016		December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	266,740	2,655	504,114	4,799
Issued in Lieu of Cash Distributions	39,628	382	74,719	742
Redeemed	(199,498)	(1,969)	(354,190)	(3,364)
Net Increase (Decrease)—Admiral Shares	106,870	1,068	224,643	2,177
Institutional Shares
Issued	762	16	52,150	986
Issued in Lieu of Cash Distributions	2,882	56	5,518	110
Redeemed	(8,046)	(157)	(22,587)	(433)
Net Increase (Decrease)—Institutional Shares	(4,402)	(85)	35,081	663

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of June 30, 2016

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio1	0.11%	0.07%
30-Day SEC Yield	1.26%	1.29%

Portfolio Characteristics
			DJ
			U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund	600 Index	Index
Number of Stocks	603	601	3,863
Median Market Cap	$1.4B	$1.4B	$53.0B
Price/Earnings Ratio	26.2x	26.3x	22.0x
Price/Book Ratio	2.1x	2.1x	2.7x
Return on Equity	11.4%	11.2%	16.5%
Earnings Growth
Rate	8.7%	8.8%	7.3%
Dividend Yield	1.2%	1.4%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	49%	—	—
Short-Term
Reserves	0.3%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P SmallCap	Market
	600 Index	FA Index
R-Squared	1.00	0.77
Beta	0.99	1.07

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Piedmont Natural Gas
Co. Inc.	Gas Utilities	0.7%
Southwest Gas Corp.	Gas Utilities	0.6
Dycom Industries Inc.	Construction &
	Engineering	0.5
Spire Inc.	Gas Utilities	0.5
Take-Two Interactive	Home Entertainment
Software Inc.	Software	0.5
Blackbaud Inc.	Application Software	0.5
B&G Foods Inc.	Packaged Foods &
	Meats	0.5
ProAssurance Corp.	Property & Casualty
	Insurance	0.5
EMCOR Group Inc.	Construction &
	Engineering	0.5
Healthcare Services	Diversified Support
Group Inc.	Services	0.5
Top Ten		5.3%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 8, 2016, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2016, the annualized expense ratios were 0.11% for Admiral Shares and 0.07% for Institutional Shares.

Tax-Managed Small-Cap Fund

Sector Diversification (% of equity exposure)[1]
			DJ
			U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund	600 Index	Index
Consumer Discretionary 13.6%		13.7%	12.9%
Consumer Staples	2.9	2.9	9.3
Energy	3.1	2.9	6.7
Financials	23.6	23.0	17.5
Health Care	12.7	12.7	14.2
Industrials	17.9	18.0	10.6
Information Technology	15.1	15.4	19.2
Materials	5.2	5.3	3.3
Telecommunication
Services	1.3	1.3	2.6
Utilities	4.6	4.8	3.7

1 Securities classified under “Other” in the Statement of Net Assets have been reclassified in this presentation to industry sectors based on a lookthrough to underlying holdings (in the case of Vanguard funds) or the relevant industry (in the case of individual securities).

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2005, Through June 30, 2016

Note: For 2016, performance data reflect the six months ended June 30, 2016.

Average Annual Total Returns: Periods Ended June 30, 2016

	Inception Date	One Year	Five Years	Ten Years
Admiral Shares	3/25/1999	-0.29%	11.15%	7.89%
Institutional Shares	4/21/1999	-0.24	11.20	7.95

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms
N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s
Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (13.6%)
*	Five Below Inc.	338,880	15,727
	Core-Mark Holding Co. Inc.	281,420	13,187
	Wolverine World Wide Inc.	648,559	13,179
	Monro Muffler Brake Inc.	201,805	12,827
	Drew Industries Inc.	148,014	12,557
	Papa John’s
	International Inc.	178,483	12,137
*	Steven Madden Ltd.	346,093	11,829
	Interval Leisure Group Inc.	724,454	11,519
*	G-III Apparel Group Ltd.	247,993	11,338
*	Dorman Products Inc.	189,310	10,829
	Lithia Motors Inc. Class A	148,619	10,562
	Marriott Vacations
	Worldwide Corp.	152,701	10,458
*	Boyd Gaming Corp.	552,400	10,164
	Children’s Place Inc.	123,457	9,899
	Gannett Co. Inc.	711,825	9,830
*	Tumi Holdings Inc.	359,274	9,607
*	Meritage Homes Corp.	242,904	9,119
*	Genesco Inc.	138,988	8,938
	DineEquity Inc.	101,510	8,606
	La-Z-Boy Inc.	308,818	8,591
*	Krispy Kreme
	Doughnuts Inc.	409,389	8,581
*	TopBuild Corp.	230,586	8,347
	Sonic Corp.	304,201	8,229
*	Popeyes Louisiana
	Kitchen Inc.	141,599	7,737
*	Asbury Automotive
	Group Inc.	144,345	7,613
*	Gentherm Inc.	219,101	7,504
	Sturm Ruger & Co. Inc.	114,362	7,320
*	Express Inc.	472,163	6,851
*	Select Comfort Corp.	319,326	6,827
	Scholastic Corp.	170,947	6,771
	Group 1 Automotive Inc.	136,660	6,746
	Caleres Inc.	277,551	6,720

*	iRobot Corp.	189,603	6,651
	Cato Corp. Class A	172,535	6,508
*	Universal Electronics Inc.	88,998	6,433
	MDC Holdings Inc.	257,824	6,275
*	American Axle &
	Manufacturing
	Holdings Inc.	425,921	6,167
	Finish Line Inc. Class A	284,534	5,745
	Callaway Golf Co.	531,617	5,428
	Ethan Allen Interiors Inc.	163,111	5,389
*	BJ’s Restaurants Inc.	120,140	5,266
*	Belmond Ltd. Class A	531,455	5,261
	Standard Motor
	Products Inc.	131,339	5,225
	Oxford Industries Inc.	89,241	5,053
*	Crocs Inc.	447,828	5,051
*	Hibbett Sports Inc.	139,740	4,862
*	Vitamin Shoppe Inc.	158,801	4,855
*	EW Scripps Co. Class A	305,824	4,844
	Bob Evans Farms Inc.	126,655	4,807
	Nutrisystem Inc.	188,444	4,779
	Barnes & Noble Inc.	400,547	4,546
	Outerwall Inc.	107,869	4,530
	Buckle Inc.	172,477	4,483
*	Cavco Industries Inc.	46,039	4,314
*	Scientific Games Corp.
	Class A	458,426	4,213
	Rent-A-Center Inc.	334,079	4,102
*	Red Robin Gourmet
	Burgers Inc.	86,268	4,092
	Tailored Brands Inc.	319,642	4,047
	Fred’s Inc. Class A	249,186	4,014
	Superior Industries
	International Inc.	149,524	4,004
	Sonic Automotive Inc.
	Class A	232,472	3,978
	Capella Education Co.	75,522	3,975
	World Wrestling
	Entertainment Inc. Class A	208,370	3,836
*	Strayer Education Inc.	76,420	3,755

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Marcus Corp.	176,976	3,734
	Winnebago Industries Inc.	162,381	3,722
	Ruth’s Hospitality
	Group Inc.	232,619	3,710
*	Chuy’s Holdings Inc.	106,918	3,700
*	Installed Building
	Products Inc.	100,192	3,636
*	Biglari Holdings Inc.	8,517	3,435
	PetMed Express Inc.	180,614	3,388
*	Motorcar Parts of
	America Inc.	122,759	3,337
	Haverty Furniture Cos. Inc.	180,944	3,262
*	Regis Corp.	260,056	3,238
*	M/I Homes Inc.	162,812	3,066
*	American Public
	Education Inc.	106,567	2,995
*	Francesca’s Holdings Corp.	267,857	2,960
*	Barnes & Noble
	Education Inc.	275,061	2,792
*	FTD Cos. Inc.	110,591	2,760
*	Tuesday Morning Corp.	388,502	2,727
*	Unifi Inc.	99,912	2,721
*	Lumber Liquidators
	Holdings Inc.	171,855	2,650
*	Career Education Corp.	443,065	2,636
*	MarineMax Inc.	154,293	2,618
	Movado Group Inc.	108,005	2,342
*	Zumiez Inc.	150,287	2,151
	Blue Nile Inc.	78,041	2,137
*	Iconix Brand Group Inc.	299,270	2,023
*	Kirkland’s Inc.	118,447	1,739
*	Perry Ellis International Inc.	85,233	1,715
*	Vera Bradley Inc.	119,353	1,691
*	Monarch Casino &
	Resort Inc.	72,454	1,592
	Arctic Cat Inc.	88,258	1,500
	Stein Mart Inc.	188,927	1,459
	Big 5 Sporting Goods Corp.	143,560	1,331
*	Ruby Tuesday Inc.	242,170	874
	Texas Roadhouse Inc.
	Class A	11,559	527
	Universal Technical
	Institute Inc.	179,879	407
*	Sizmek Inc.	107,495	246
	Stage Stores Inc.	39,069	191
*	VOXX International Corp.
	Class A	42,922	120
			551,769
Consumer Staples (2.8%)
	B&G Foods Inc.	396,445	19,109
*	Darling Ingredients Inc.	1,145,328	17,065
	J&J Snack Foods Corp.	90,595	10,805
	Sanderson Farms Inc.	120,087	10,404
	WD-40 Co.	85,756	10,072
	Cal-Maine Foods Inc.	190,324	8,435

	Universal Corp.	140,399	8,107
	SpartanNash Co.	242,873	7,427
	Calavo Growers Inc.	92,777	6,216
	Andersons Inc.	167,343	5,947
*	Central Garden & Pet Co.
	Class A	243,351	5,283
	Inter Parfums Inc.	98,056	2,802
	Medifast Inc.	71,731	2,387
*	Seneca Foods Corp. Class A	44,364	1,606
*	Central Garden & Pet Co.	22,941	524
			116,189
Energy (3.1%)
*	PDC Energy Inc.	312,226	17,987
*	Carrizo Oil & Gas Inc.	418,802	15,014
	US Silica Holdings Inc.	435,492	15,011
	Atwood Oceanics Inc.	672,846	8,424
*	Synergy Resources Corp. 1,252,159		8,339
*	SEACOR Holdings Inc.	129,930	7,529
*	Helix Energy Solutions
	Group Inc.	788,758	5,332
	Archrock Inc.	531,188	5,004
*	Unit Corp.	314,660	4,896
*	TETRA Technologies Inc.	661,498	4,214
*	REX American Resources
	Corp.	50,358	3,013
	Green Plains Inc.	150,950	2,977
*	Matrix Service Co.	167,254	2,758
*	Hornbeck Offshore
	Services Inc.	307,463	2,564
	Tesco Corp.	375,588	2,513
*	Exterran Corp.	175,376	2,254
*	Northern Oil and Gas Inc.	432,633	1,999
*	Contango Oil & Gas Co.	147,026	1,800
	CARBO Ceramics Inc.	130,463	1,709
*	Bill Barrett Corp.	260,363	1,664
	Bristow Group Inc.	145,645	1,662
*	Newpark Resources Inc.	286,200	1,657
*	Geospace Technologies
	Corp.	92,888	1,520
*	Pioneer Energy Services
	Corp.	299,279	1,377
*	Bonanza Creek Energy Inc.	602,041	1,210
*	Cloud Peak Energy Inc.	431,183	888
	Gulf Island Fabrication Inc.	73,474	510
*	Era Group Inc.	48,730	458
*	Stone Energy Corp.	23,935	289
*	Rex Energy Corp.	174,406	115
*	Gulfmark Offshore Inc.	6,145	19
			124,706
Financials (19.5%)
	ProAssurance Corp.	356,343	19,082
	Wintrust Financial Corp.	325,980	16,625
*	Texas Capital
	Bancshares Inc.	329,579	15,411

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
RLI Corp.	219,749	15,114
MB Financial Inc.	411,813	14,941
UMB Financial Corp.	274,637	14,613
Home BancShares Inc.	729,590	14,439
United Bankshares Inc.	378,721	14,206
Interactive Brokers
Group Inc.	383,478	13,575
First Financial
Bankshares Inc.	405,314	13,290
Selective Insurance
Group Inc.	337,027	12,878
CoreSite Realty Corp.	144,928	12,854
Pinnacle Financial
Partners Inc.	255,615	12,487
Glacier Bancorp Inc.	467,500	12,426
Great Western
Bancorp Inc.	385,696	12,165
GEO Group Inc.	345,922	11,824
Sterling Bancorp	738,661	11,597
Evercore Partners Inc.
Class A	261,305	11,547
Community Bank
System Inc.	273,251	11,228
Old National Bancorp	878,292	11,005
Acadia Realty Trust	287,630	10,217
CVB Financial Corp.	588,425	9,644
First Cash Financial
Services Inc.	183,951	9,442
Columbia Banking
System Inc.	336,169	9,433
Astoria Financial Corp.	597,622	9,162
NBT Bancorp Inc.	316,983	9,075
Northwest Bancshares Inc.	586,372	8,696
First Midwest Bancorp Inc.	476,561	8,368
Simmons First National
Corp. Class A	179,918	8,309
Financial Engines Inc.	318,286	8,234
LegacyTexas Financial
Group Inc.	302,535	8,141
Horace Mann Educators
Corp.	240,356	8,122
United Community
Banks Inc.	431,633	7,895
First Financial Bancorp	404,244	7,863
Talmer Bancorp Inc. Class A	403,448	7,734
Westamerica
Bancorporation	156,901	7,729
DiamondRock
Hospitality Co.	846,967	7,648
Independent Bank Corp.	163,349	7,465
BBCN Bancorp Inc.	488,860	7,294
AMERISAFE Inc.	115,679	7,082
EastGroup Properties Inc.	102,071	7,035
Cash America
International Inc.	164,895	7,028

*	BofI Holding Inc.	396,277	7,018
	Kite Realty Group Trust	247,494	6,937
*	PRA Group Inc.	287,328	6,936
	Boston Private Financial
	Holdings Inc.	587,137	6,916
	City Holding Co.	149,645	6,804
*	Green Dot Corp. Class A	290,856	6,687
	PS Business Parks Inc.	60,784	6,448
	ServisFirst Bancshares Inc.	130,354	6,438
	First Commonwealth
	Financial Corp.	696,389	6,407
	Cousins Properties Inc.	615,435	6,400
	Provident Financial
	Services Inc.	325,697	6,397
	Lexington Realty Trust	621,702	6,285
	Sabra Health Care REIT Inc.	304,409	6,281
	American Equity Investment
	Life Holding Co.	440,329	6,275
	Navigators Group Inc.	67,112	6,172
	HFF Inc. Class A	212,914	6,149
	LTC Properties Inc.	118,250	6,117
	Stewart Information
	Services Corp.	145,084	6,008
	Retail Opportunity
	Investments Corp.	277,121	6,005
	United Fire Group Inc.	137,663	5,841
	Banc of California Inc.	319,764	5,788
	Safety Insurance Group Inc.	93,590	5,763
	S&T Bancorp Inc.	235,102	5,748
	Central Pacific Financial
	Corp.	239,743	5,658
	Employers Holdings Inc.	194,353	5,640
	Infinity Property & Casualty
	Corp.	69,911	5,639
	Tompkins Financial Corp.	84,879	5,517
	Southside Bancshares Inc.	173,048	5,351
	Banner Corp.	123,824	5,267
	Hanmi Financial Corp.	221,649	5,207
	Ameris Bancorp	174,260	5,175
	Chesapeake Lodging Trust	222,242	5,167
	American Assets Trust Inc.	117,381	4,982
	Wilshire Bancorp Inc.	476,305	4,963
	Brookline Bancorp Inc.	449,562	4,959
	Pennsylvania REIT	230,707	4,949
	Cardinal Financial Corp.	225,240	4,942
*	Customers Bancorp Inc.	177,374	4,457
	Government Properties
	Income Trust	189,286	4,365
	Four Corners Property
	Trust Inc.	206,537	4,253
	TrustCo Bank Corp. NY	661,932	4,243
	Parkway Properties Inc.	250,421	4,190
	Bank Mutual Corp.	527,682	4,053
*	LendingTree Inc.	45,088	3,983
	Opus Bank	116,424	3,935

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Piper Jaffray Cos.	103,314	3,895
*	Encore Capital Group Inc.	161,713	3,805
	OFG Bancorp	457,384	3,796
	Oritani Financial Corp.	236,611	3,783
	Northfield Bancorp Inc.	254,823	3,779
	RE/MAX Holdings Inc.
	Class A	92,589	3,728
	Summit Hotel
	Properties Inc.	279,572	3,702
	Investment Technology
	Group Inc.	215,522	3,603
	Agree Realty Corp.	74,622	3,600
*	Walker & Dunlop Inc.	157,981	3,599
	Universal Insurance
	Holdings Inc.	178,913	3,324
	Capstead Mortgage Corp.	324,739	3,150
*	First BanCorp	733,774	2,913
	Dime Community
	Bancshares Inc.	169,635	2,885
	Greenhill & Co. Inc.	178,461	2,873
	Virtus Investment
	Partners Inc.	40,166	2,859
*	World Acceptance Corp.	61,480	2,803
	Saul Centers Inc.	43,449	2,681
*	INTL. FCStone Inc.	94,551	2,580
	Universal Health Realty
	Income Trust	43,691	2,498
*	EZCORP Inc. Class A	317,417	2,400
*	Forestar Group Inc.	190,641	2,267
	Urstadt Biddle Properties
	Inc. Class A	88,899	2,203
	CareTrust REIT Inc.	153,492	2,115
*	eHealth Inc.	147,983	2,075
	Getty Realty Corp.	92,065	1,975
	United Insurance Holdings
	Corp.	107,117	1,755
*	First NBC Bank Holding Co.	101,616	1,706
	Cedar Realty Trust Inc.	222,470	1,653
	Franklin Street Properties
	Corp.	101,345	1,243
*	Enova International Inc.	167,669	1,234
	Calamos Asset
	Management Inc. Class A	167,166	1,222
	HCI Group Inc.	29,804	813
			794,155
Health Care (12.6%)
*	NuVasive Inc.	306,336	18,294
*	Medidata Solutions Inc.	372,019	17,437
*	Medicines Co.	457,618	15,390
	Cantel Medical Corp.	217,057	14,918
*	Integra LifeSciences
	Holdings Corp.	184,874	14,749
*	Masimo Corp.	277,596	14,578
*	Ligand Pharmaceuticals Inc.	120,083	14,322
	Chemed Corp.	104,411	14,232

*	Nektar Therapeutics	942,298	13,409
*	Neogen Corp.	234,957	13,216
*	Impax Laboratories Inc.	443,880	12,793
*	AMN Healthcare
	Services Inc.	294,806	11,783
*	Cambrex Corp.	201,502	10,424
*	Magellan Health Inc.	157,072	10,331
*	ICU Medical Inc.	88,477	9,976
*	Depomed Inc.	492,469	9,662
*	Amedisys Inc.	184,400	9,309
*	HMS Holdings Corp.	527,737	9,293
*	Haemonetics Corp.	319,947	9,275
*	ExamWorks Group Inc.	245,059	8,540
*	Omnicell Inc.	235,562	8,063
*	Diplomat Pharmacy Inc.	229,627	8,037
*	Natus Medical Inc.	209,697	7,927
*	Select Medical Holdings
	Corp.	726,424	7,896
*	Air Methods Corp.	219,274	7,857
*	Surgical Care Affiliates Inc.	164,414	7,838
	CONMED Corp.	164,020	7,829
*	Acorda Therapeutics Inc.	304,314	7,762
*	Cynosure Inc. Class A	142,485	6,931
*	HealthEquity Inc.	222,450	6,759
	Analogic Corp.	84,049	6,677
	Abaxis Inc.	138,113	6,523
	Kindred Healthcare Inc.	573,272	6,472
*	Repligen Corp.	235,672	6,448
	Ensign Group Inc.	297,896	6,259
*	Merit Medical Systems Inc.	290,577	5,762
	Meridian Bioscience Inc.	292,375	5,701
*	MiMedx Group Inc.	709,483	5,662
*	Emergent BioSolutions Inc.	195,894	5,509
*	Zeltiq Aesthetics Inc.	199,801	5,461
*	AMAG Pharmaceuticals Inc.	226,898	5,427
*	Supernus
	Pharmaceuticals Inc.	261,502	5,327
*	Anika Therapeutics Inc.	96,288	5,166
	US Physical Therapy Inc.	84,642	5,096
*	Luminex Corp.	246,467	4,986
*	Greatbatch Inc.	161,008	4,980
*	PharMerica Corp.	199,514	4,920
*	Adeptus Health Inc. Class A	95,069	4,911
*	Vascular Solutions Inc.	116,854	4,868
*	HealthStream Inc.	172,902	4,585
*	SciClone
	Pharmaceuticals Inc.	349,201	4,561
*	Inogen Inc.	90,632	4,542
*	LHC Group Inc.	101,084	4,375
	Aceto Corp.	198,027	4,335
*	Lannett Co. Inc.	179,019	4,259
*	Providence Service Corp.	81,516	3,658
	Quality Systems Inc.	296,716	3,534
*	ANI Pharmaceuticals Inc.	61,579	3,437
*	CorVel Corp.	79,582	3,436

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Spectrum
	Pharmaceuticals Inc.	471,594	3,098
*	Cross Country
	Healthcare Inc.	219,649	3,058
	Computer Programs &
	Systems Inc.	75,916	3,031
*	Almost Family Inc.	69,716	2,971
*	AngioDynamics Inc.	203,503	2,924
*	Healthways Inc.	240,936	2,783
	Landauer Inc.	65,937	2,714
*	Sagent Pharmaceuticals Inc.	165,117	2,473
	Invacare Corp.	198,014	2,402
	CryoLife Inc.	199,948	2,361
*	SurModics Inc.	97,695	2,294
*	Albany Molecular
	Research Inc.	169,734	2,281
*	Enanta Pharmaceuticals Inc.	97,709	2,154
*	Quorum Health Corp.	183,638	1,967
*	Momenta
	Pharmaceuticals Inc.	59,307	641
	Phibro Animal Health Corp.
	Class A	7,300	136
			512,995
Industrials (17.8%)
*	Dycom Industries Inc.	248,860	22,338
	EMCOR Group Inc.	386,906	19,059
	Healthcare Services
	Group Inc.	443,415	18,349
	EnerSys	274,297	16,313
	ABM Industries Inc.	367,689	13,413
*	WageWorks Inc.	219,485	13,127
	Allegiant Travel Co. Class A	82,198	12,453
*	Hawaiian Holdings Inc.	311,827	11,837
	Hillenbrand Inc.	383,912	11,533
	Tetra Tech Inc.	374,463	11,513
	Mueller Industries Inc.	360,821	11,503
	Universal Forest
	Products Inc.	123,467	11,444
	Matthews International
	Corp. Class A	201,921	11,235
*	Moog Inc. Class A	205,381	11,074
	Applied Industrial
	Technologies Inc.	244,778	11,049
	John Bean Technologies
	Corp.	179,834	11,009
*	On Assignment Inc.	295,901	10,934
	UniFirst Corp.	94,220	10,903
	Simpson Manufacturing
	Co. Inc.	261,419	10,449
	Exponent Inc.	177,995	10,397
	Barnes Group Inc.	308,993	10,234
	Watts Water Technologies
	Inc. Class A	175,084	10,200
	Knight Transportation Inc.	376,073	9,996
	Mobile Mini Inc.	287,801	9,969

*	TASER International Inc.	396,993	9,877
	G&K Services Inc. Class A	123,653	9,468
	Actuant Corp. Class A	416,146	9,409
	Brady Corp. Class A	295,568	9,033
	AZZ Inc.	147,639	8,855
	SkyWest Inc.	330,057	8,733
	Brink’s Co.	306,102	8,721
	Forward Air Corp.	195,836	8,721
*	Hub Group Inc. Class A	226,540	8,692
*	Trex Co. Inc.	187,932	8,442
	Apogee Enterprises Inc.	181,051	8,392
*	Proto Labs Inc.	144,518	8,319
	Matson Inc.	254,948	8,232
	Insperity Inc.	104,884	8,100
	Franklin Electric Co. Inc.	237,996	7,866
*	Atlas Air Worldwide
	Holdings Inc.	189,473	7,848
	Kaman Corp.	174,806	7,433
	Comfort Systems USA Inc.	225,871	7,357
	Essendant Inc.	237,168	7,248
*	Aerojet Rocketdyne
	Holdings Inc.	395,409	7,228
	AAON Inc.	260,265	7,160
	Korn/Ferry International	340,454	7,047
	Albany International Corp.	176,381	7,043
	Heartland Express Inc.	390,902	6,798
*	SPX FLOW Inc.	255,632	6,664
	Greenbrier Cos. Inc.	228,622	6,660
	EnPro Industries Inc.	149,035	6,616
	US Ecology Inc.	139,398	6,405
	Astec Industries Inc.	113,820	6,391
*	Mercury Systems Inc.	253,537	6,303
	Standex International Corp.	76,233	6,299
	ESCO Technologies Inc.	156,657	6,257
*	Chart Industries Inc.	252,766	6,099
	Interface Inc. Class A	396,786	6,051
	Briggs & Stratton Corp.	280,377	5,938
*	Gibraltar Industries Inc.	185,461	5,855
	CIRCOR International Inc.	102,132	5,821
	Tennant Co.	107,907	5,813
	Viad Corp.	186,591	5,784
*	American Woodmark Corp.	84,126	5,584
	Cubic Corp.	134,881	5,417
	Multi-Color Corp.	85,283	5,407
*	Navigant Consulting Inc.	325,404	5,255
*	TrueBlue Inc.	270,674	5,121
	AAR Corp.	217,542	5,077
	Lindsay Corp.	74,169	5,033
*	SPX Corp.	336,858	5,002
	Federal Signal Corp.	385,680	4,968
*	Team Inc.	191,739	4,761
	Encore Wire Corp.	123,052	4,587
*	Aegion Corp. Class A	227,895	4,446
	General Cable Corp.	345,180	4,387
	Kelly Services Inc. Class A	225,936	4,286

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Griffon Corp.	250,346	4,221
	Quanex Building
	Products Corp.	225,033	4,183
*	Lydall Inc.	108,254	4,174
*	Echo Global Logistics Inc.	185,783	4,165
	Alamo Group Inc.	60,890	4,017
	Resources Connection Inc.	263,365	3,893
*	Saia Inc.	154,483	3,884
	National Presto
	Industries Inc.	36,786	3,471
*	Aerovironment Inc.	123,592	3,436
*	PGT Inc.	313,772	3,232
	Marten Transport Ltd.	158,720	3,143
	Harsco Corp.	469,092	3,115
*	MYR Group Inc.	118,664	2,857
	Powell Industries Inc.	62,973	2,477
	ArcBest Corp.	149,375	2,427
*	Veritiv Corp.	55,908	2,101
*	Engility Holdings Inc.	98,401	2,078
	Heidrick & Struggles
	International Inc.	121,161	2,045
	American Science &
	Engineering Inc.	44,542	1,666
	Celadon Group Inc.	150,995	1,234
*	Vicor Corp.	117,456	1,183
	Titan International Inc.	184,752	1,146
	CDI Corp.	138,255	843
*	DXP Enterprises Inc.	33,347	498
*	Orion Group Holdings Inc.	79,964	425
*	Roadrunner Transportation
	Systems Inc.	910	7
			724,561
Information Technology (15.0%)
*	Take-Two Interactive
	Software Inc.	515,495	19,548
	Blackbaud Inc.	282,560	19,186
	Littelfuse Inc.	137,135	16,208
*	Cirrus Logic Inc.	411,341	15,956
	Monolithic Power
	Systems Inc.	221,256	15,116
	MKS Instruments Inc.	331,301	14,266
*	Coherent Inc.	154,058	14,139
*	CACI International Inc.
	Class A	149,957	13,558
*	Sanmina Corp.	480,226	12,875
*	Electronics For Imaging Inc.	290,975	12,524
*	MicroStrategy Inc. Class A	62,037	10,858
*	LogMeIn Inc.	170,374	10,807
*	Cardtronics Inc.	268,338	10,682
*	ExlService Holdings Inc.	198,448	10,401
*	Anixter International Inc.	191,665	10,212
*	Itron Inc.	233,637	10,070
*	Viavi Solutions Inc.	1,473,512	9,769
*	NETGEAR Inc.	201,059	9,558
*	Semtech Corp.	393,241	9,383

*	Advanced Energy
	Industries Inc.	242,390	9,201
*	Synchronoss
	Technologies Inc.	283,020	9,017
*	Plexus Corp.	205,084	8,860
	Tessera Technologies Inc.	287,854	8,820
*	Progress Software Corp.	314,546	8,637
	Ebix Inc.	180,216	8,632
	Power Integrations Inc.	171,524	8,588
*	Stamps.com Inc.	98,190	8,584
	NIC Inc.	382,305	8,388
*	Rambus Inc.	693,107	8,373
*	Cray Inc.	272,751	8,161
	Methode Electronics Inc.	237,812	8,140
*	Rovi Corp.	517,713	8,097
	CSG Systems
	International Inc.	200,128	8,067
*	QLogic Corp.	514,245	7,580
*	Fabrinet	197,310	7,324
	Badger Meter Inc.	97,496	7,120
*	Lumentum Holdings Inc.	288,622	6,985
*	Rogers Corp.	114,284	6,983
*	Benchmark Electronics Inc.	320,131	6,771
*	Sykes Enterprises Inc.	232,294	6,727
*	OSI Systems Inc.	111,974	6,509
	Cabot Microelectronics
	Corp.	153,067	6,481
*	II-VI Inc.	339,489	6,369
*	Super Micro Computer Inc.	256,213	6,367
*	Insight Enterprises Inc.	242,306	6,300
	Monotype Imaging
	Holdings Inc.	253,726	6,249
*	ScanSource Inc.	167,118	6,202
*	Rofin-Sinar
	Technologies Inc.	186,869	5,969
	ADTRAN Inc.	309,797	5,778
*	Kulicke & Soffa
	Industries Inc.	470,800	5,730
	ManTech International
	Corp. Class A	146,476	5,540
	Brooks Automation Inc.	458,588	5,145
*	Bottomline Technologies
	de Inc.	231,298	4,980
*	Virtusa Corp.	169,090	4,883
	MTS Systems Corp.	108,265	4,746
*	Diodes Inc.	245,653	4,616
*	Perficient Inc.	225,443	4,579
*	Interactive Intelligence
	Group Inc.	109,889	4,504
*	Veeco Instruments Inc.	268,633	4,448
*	Qualys Inc.	145,754	4,345
	CTS Corp.	241,082	4,320
*	Ultratech Inc.	186,631	4,287
*	Ixia	405,627	3,983
*	CEVA Inc.	138,055	3,751

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	FARO Technologies Inc.	109,312	3,698
*	CalAmp Corp.	238,804	3,537
*	Nanometrics Inc.	169,642	3,527
*	Rudolph Technologies Inc.	215,953	3,354
*	DTS Inc.	119,499	3,161
*	XO Group Inc.	177,358	3,091
*	VASCO Data Security
	International Inc.	188,127	3,083
*	ePlus Inc.	37,591	3,075
	Epiq Systems Inc.	205,251	2,997
	TeleTech Holdings Inc.	110,274	2,992
*	Shutterstock Inc.	65,000	2,977
	Forrester Research Inc.	80,282	2,959
*	TTM Technologies Inc.	382,191	2,878
	Cohu Inc.	264,435	2,869
*	Exar Corp.	319,651	2,573
*	Blucora Inc.	238,134	2,467
	Park Electrochemical Corp.	161,324	2,344
*	DSP Group Inc.	218,107	2,314
*	Digi International Inc.	178,166	1,912
*	Tangoe Inc.	235,469	1,818
*	Agilysys Inc.	171,946	1,800
*	DHI Group Inc.	275,956	1,719
	Daktronics Inc.	270,478	1,690
*	Electro Scientific
	Industries Inc.	254,189	1,484
	Black Box Corp.	104,821	1,371
*	Monster Worldwide Inc.	491,864	1,175
*	Harmonic Inc.	390,396	1,113
	Bel Fuse Inc. Class B	56,262	1,000
*	LivePerson Inc.	149,943	951
*	Liquidity Services Inc.	85,335	669
*	Ciber Inc.	382,763	574
*	QuinStreet Inc.	106,508	378
*	Kopin Corp.	149,301	331
			612,133
Materials (5.2%)
	HB Fuller Co.	324,434	14,272
	Balchem Corp.	196,525	11,723
	Chemours Co.	1,214,804	10,010
*	Stillwater Mining Co.	823,967	9,772
	Kaiser Aluminum Corp.	107,866	9,752
*	Ingevity Corp.	277,845	9,458
*	Headwaters Inc.	450,880	8,089
*	Clearwater Paper Corp.	118,877	7,771
	Neenah Paper Inc.	106,069	7,676
	Schweitzer-Mauduit
	International Inc.	216,585	7,641
	Quaker Chemical Corp.	79,903	7,127
*	AK Steel Holding Corp.	1,500,690	6,993
	KapStone Paper and
	Packaging Corp.	523,943	6,816
	Stepan Co.	113,066	6,731
	Innospec Inc.	146,350	6,731

*	Kraton Performance
	Polymers Inc.	219,342	6,126
	PH Glatfelter Co.	278,720	5,452
*	Boise Cascade Co.	231,072	5,303
	Deltic Timber Corp.	74,687	5,014
*	US Concrete Inc.	81,939	4,991
	Innophos Holdings Inc.	104,702	4,419
	A Schulman Inc.	179,918	4,394
*	Flotek Industries Inc.	332,183	4,385
	Calgon Carbon Corp.	313,489	4,122
*	Koppers Holdings Inc.	133,291	4,096
	Rayonier Advanced
	Materials Inc.	296,438	4,028
	Materion Corp.	128,987	3,194
*	Century Aluminum Co.	468,739	2,967
	Hawkins Inc.	66,941	2,906
	Tredegar Corp.	167,011	2,692
	TimkenSteel Corp.	263,703	2,537
	American Vanguard Corp.	157,890	2,386
	Haynes International Inc.	73,223	2,349
*	LSB Industries Inc.	164,466	1,987
	Myers Industries Inc.	129,279	1,862
	Olympic Steel Inc.	67,198	1,835
	SunCoke Energy Inc.	305,362	1,777
	FutureFuel Corp.	142,992	1,556
*	Intrepid Potash Inc.	530,204	763
			211,703
Other (3.9%)
2	Vanguard REIT ETF	1,800,000	159,606
*	Gerber Scientific Inc. CVR	110,699	—
			159,606
Telecommunication Services (1.3%)
	Cogent Communications
	Holdings Inc.	243,308	9,747
*	8x8 Inc.	551,776	8,062
	Consolidated
	Communications
	Holdings Inc.	294,277	8,016
*	Cincinnati Bell Inc.	1,282,547	5,861
	ATN International Inc.	71,499	5,564
*	Iridium
	Communications Inc.	566,252	5,028
*	General Communication
	Inc. Class A	186,790	2,951
	Spok Holdings Inc.	131,292	2,516
*	Lumos Networks Corp.	157,254	1,903
	Inteliquent Inc.	91,048	1,811
			51,459
Utilities (4.6%)
	Piedmont Natural Gas
	Co. Inc.	495,025	29,761
	Southwest Gas Corp.	291,290	22,928
	Spire Inc.	296,850	21,029
	ALLETE Inc.	274,905	17,767

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
NorthWestern Corp.	275,748	17,391
Avista Corp.	369,078	16,535
South Jersey Industries Inc.	500,297	15,819
El Paso Electric Co.	262,537	12,410
Northwest Natural Gas Co.	172,495	11,181
California Water Service
Group	306,470	10,705
American States Water Co.	236,854	10,379
		185,905
Total Common Stocks
(Cost $2,897,502)		4,045,181
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.9%)
3 Vanguard Market Liquidity
Fund, 0.538%	35,387,813	35,388

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank
Discount Notes,
0.371%, 9/13/16	500	500
[5,6] Freddie Mac Discount Notes,
0.335%, 8/19/16	1,000	999
		1,499
Total Temporary Cash Investments
(Cost $36,887)		36,887
Total Investments (100.3%)
(Cost $2,934,389)		4,082,068

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	327
Receivables for Accrued Income	3,251
Receivables for Capital Shares Issued	28,034
Other Assets	253
Total Other Assets	31,865
Liabilities
Payables for Investment Securities
Purchased	(40,914)
Payables for Capital Shares Redeemed	(610)
Payables to Vanguard	(2,325)
Total Liabilities	(43,849)
Net Assets (100%)	4,070,084

Tax-Managed Small-Cap Fund

At June 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,061,190
Overdistributed Net Investment Income	(735)
Accumulated Net Realized Losses	(138,396)
Unrealized Appreciation (Depreciation)
Investment Securities	1,147,679
Futures Contracts	346
Net Assets	4,070,084

Admiral Shares—Net Assets
Applicable to 80,258,514 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,749,019
Net Asset Value Per Share—
Admiral Shares	$46.71

Institutional Shares—Net Assets
Applicable to 6,857,839 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	321,065
Net Asset Value Per Share—
Institutional Shares	$46.82

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2016
($000)
Investment Income
Income
Dividends[1]	22,861
Interest[1]	45
Total Income	22,906
Expenses
The Vanguard Group—Note B
Investment Advisory Services	364
Management and Administrative—Admiral Shares	1,358
Management and Administrative—Institutional Shares	66
Marketing and Distribution—Admiral Shares	118
Marketing and Distribution—Institutional Shares	3
Custodian Fees	13
Shareholders’ Reports—Admiral Shares	20
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,945
Net Investment Income	20,961
Realized Net Gain (Loss)
Investment Securities Sold[1]	78,613
Futures Contracts	(753)
Realized Net Gain (Loss)	77,860
Change in Unrealized Appreciation (Depreciation)
Investment Securities	123,284
Futures Contracts	404
Change in Unrealized Appreciation (Depreciation)	123,688
Net Increase (Decrease) in Net Assets Resulting from Operations	222,509
1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $40,000, and $10,386,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,961	45,254
Realized Net Gain (Loss)	77,860	236,256
Change in Unrealized Appreciation (Depreciation)	123,688	(352,385)
Net Increase (Decrease) in Net Assets Resulting from Operations	222,509	(70,875)
Distributions
Net Investment Income
Admiral Shares	(17,896)	(42,190)
Institutional Shares	(1,562)	(3,501)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(19,458)	(45,691)
Capital Share Transactions
Admiral Shares	143,255	144,254
Institutional Shares	29,007	48,450
Net Increase (Decrease) from Capital Share Transactions	172,262	192,704
Total Increase (Decrease)	375,313	76,138
Net Assets
Beginning of Period	3,694,771	3,618,633
End of Period[1]	4,070,084	3,694,771
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($735,000) and ($2,238,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$44.37	$45.78	$43.53	$31.16	$27.26	$27.17
Investment Operations
Net Investment Income	.248	.556	.463	.383	.479	.245
Net Realized and Unrealized Gain (Loss)
on Investments	2.321	(1.406)	2.242	12.389	3.885	.089
Total from Investment Operations	2.569	(.850)	2.705	12.772	4.364	.334
Distributions
Dividends from Net Investment Income	(.229)	(.560)	(.455)	(.402)	(.464)	(.244)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.229)	(.560)	(.455)	(.402)	(.464)	(.244)
Net Asset Value, End of Period	$46.71	$44.37	$45.78	$43.53	$31.16	$27.26

Total Return[1]	5.81%	-1.85%	6.23%	41.00%	16.03%	1.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,749	$3,419	$3,382	$3,143	$2,132	$1,857
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.15%	1.21%	1.06%	1.05%	1.59%	0.88%
Portfolio Turnover Rate[2]	49%	33%	40%	31%	42%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor Class.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$44.47	$45.88	$43.63	$31.22	$27.33	$27.23
Investment Operations
Net Investment Income	.256	.576	.481	.398	.492	.257
Net Realized and Unrealized Gain (Loss)
on Investments	2.331	(1.406)	2.242	12.428	3.888	.088
Total from Investment Operations	2.587	(.830)	2.723	12.826	4.380	.345
Distributions
Dividends from Net Investment Income	(.237)	(.580)	(.473)	(.416)	(.490)	(.245)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.237)	(.580)	(.473)	(.416)	(.490)	(.245)
Net Asset Value, End of Period	$46.82	$44.47	$45.88	$43.63	$31.22	$27.33

Total Return[1]	5.84%	-1.80%	6.26%	41.09%	16.05%	1.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$321	$276	$236	$237	$175	$149
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.19%	1.25%	1.10%	1.09%	1.63%	0.92%
Portfolio Turnover Rate[2]	49%	33%	40%	31%	42%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Tax-Managed Small-Cap Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2012–2015), and for the period ended June 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements. 4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2016, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2016, the fund had contributed to Vanguard capital in the amount of $327,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Tax-Managed Small-Cap Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,045,181	—	—
Temporary Cash Investments	35,388	1,499	—
Futures Contracts—Assets[1]	234	—	—
Total	4,080,803	1,499	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2016	200	22,948	346

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2016, the fund realized $107,274,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Tax-Managed Small-Cap Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2015, the fund had available capital losses totaling $109,040,000 to offset future net capital gains. Of this amount, $6,546,000 is subject to expiration on December 31, 2017. Capital losses of $102,494,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2016, the cost of investment securities for tax purposes was $2,934,389,000. Net unrealized appreciation of investment securities for tax purposes was $1,147,679,000, consisting of unrealized gains of $1,205,995,000 on securities that had risen in value since their purchase and $58,316,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2016, the fund purchased $1,280,144,000 of investment securities and sold $1,114,648,000 of investment securities, other than temporary cash investments. Purchases and sales include $27,247,000 and $185,028,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2016		December 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	475,553	10,741	909,724	19,669
Issued in Lieu of Cash Distributions	13,671	305	32,367	729
Redeemed	(345,969)	(7,836)	(797,837)	(17,234)
Net Increase (Decrease)—Admiral Shares	143,255	3,210	144,254	3,164
Institutional Shares
Issued	35,647	807	73,480	1,586
Issued in Lieu of Cash Distributions	996	22	2,113	48
Redeemed	(7,636)	(176)	(27,143)	(577)
Net Increase (Decrease)—Institutional Shares	29,007	653	48,450	1,057

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2015	6/30/2016	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,038.52	$0.56
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,033.66	$0.56
Institutional Shares	1,000.00	1,033.81	0.35
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,058.12	$0.56
Institutional Shares	1,000.00	1,058.41	0.36
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.32	$0.55
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.32	$0.55
Institutional Shares	1,000.00	1,024.52	0.35
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.32	$0.55
Institutional Shares	1,000.00	1,024.52	0.35

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.11%; for the Tax-Managed Capital Appreciation Fund, 0.11% for Admiral Shares and
0.07% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.11% for Admiral Shares and 0.07% for Institutional Shares. The
dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period
(182/366).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Tax-Managed Balanced Fund, Tax-Managed Capital Appreciation Fund, and Tax-Managed Small-Cap Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Equity Index and Fixed Income Groups. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Barclays 1–15 Year Municipal Bond Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing	Mortimer J. Buckley	James M. Norris
Partner of HighVista Strategies LLC (private investment	Kathleen C. Gubanich	Thomas M. Rampulla
firm); Director of Rand Merchant Bank; Overseer of	Martha G. King	Glenn W. Reed
the Museum of Fine Arts Boston.	John T. Marcante	Karin A. Risi
	Chris D. McIsaac	Michael Rollings
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer	John J. Brennan
(retired 2010) of Corning Incorporated (communications	Chairman, 1996–2009
equipment); Trustee of Colby-Sawyer College and	Chief Executive Officer and President, 1996–2008
Chairman of its Finance and Enrollment Committee;
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1032 082016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

		Market
		Value
	Shares	($000)

Common Stocks (99.2%)1
Australia (6.3%)
Commonwealth Bank of Australia	6,435,248	361,133
Westpac Banking Corp.	12,589,026	279,565
Australia & New Zealand Banking Group Ltd.	11,012,279	200,787
National Australia Bank Ltd.	10,022,726	192,540
BHP Billiton Ltd.	12,160,283	173,198
CSL Ltd.	1,730,615	145,514
Wesfarmers Ltd.	4,238,807	127,665
Woolworths Ltd.	4,798,720	75,340
Scentre Group	19,423,436	71,440
Transurban Group	7,655,905	68,665
Telstra Corp. Ltd.	16,328,968	67,956
Macquarie Group Ltd.	1,169,851	60,841
Westfield Corp.	7,324,778	58,359
Woodside Petroleum Ltd.	2,776,041	56,271
Brambles Ltd.	6,002,363	55,697
Rio Tinto Ltd.	1,607,117	55,344
* Newcrest Mining Ltd.	2,889,843	49,693
Amcor Ltd.	4,387,730	49,071
Suncorp Group Ltd.	4,869,094	44,603
AMP Ltd.	11,103,139	43,098
QBE Insurance Group Ltd.	5,189,333	40,728
Insurance Australia Group Ltd.	9,170,265	37,664
AGL Energy Ltd.	2,556,603	36,894
Goodman Group	6,737,827	35,917
Stockland	9,080,075	31,980
Vicinity Centres	12,448,630	30,975
APA Group	4,221,435	29,241
Origin Energy Ltd.	6,604,983	28,849
GPT Group	6,802,938	27,520
Aurizon Holdings Ltd.	7,463,725	27,037
Ramsay Health Care Ltd.	490,102	26,355
James Hardie Industries plc	1,688,561	25,865
Sonic Healthcare Ltd.	1,564,723	25,294
ASX Ltd.	726,714	24,885
Dexus Property Group	3,677,991	24,839
Aristocrat Leisure Ltd.	2,400,911	24,808
Caltex Australia Ltd.	988,222	23,610
* South32 Ltd.	20,162,728	23,562
Medibank Pvt Ltd.	10,452,400	23,056
Oil Search Ltd.	4,451,518	22,385
Santos Ltd.	6,215,601	21,933
Sydney Airport	4,108,350	21,347
Mirvac Group	14,024,987	21,218
LendLease Group	2,097,819	19,895
Cochlear Ltd.	215,616	19,557
Treasury Wine Estates Ltd.	2,797,590	19,352
DUET Group	9,253,564	17,319
^ Fortescue Metals Group Ltd.	6,125,916	16,488
Tatts Group Ltd.	5,531,827	15,828
Asciano Ltd.	2,257,142	14,946
SEEK Ltd.	1,303,728	14,876
Incitec Pivot Ltd.	6,345,176	14,228
Healthscope Ltd.	6,635,833	14,210
Challenger Ltd.	2,181,998	14,165
Crown Resorts Ltd.	1,449,260	13,712
Boral Ltd.	2,816,584	13,199
Orica Ltd.	1,424,190	13,194
Computershare Ltd.	1,866,599	12,857
Star Entertainment Grp Ltd.	3,150,831	12,742
Coca-Cola Amatil Ltd.	2,054,452	12,679
Vocus Communications Ltd.	1,939,380	12,647

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Bendigo & Adelaide Bank Ltd.	1,735,448	12,587
	Domino's Pizza Enterprises Ltd.	235,428	12,035
	Bank of Queensland Ltd.	1,434,172	11,425
	TPG Telecom Ltd.	1,264,757	11,253
	Tabcorp Holdings Ltd.	3,107,704	10,625
	BlueScope Steel Ltd.	2,157,332	10,345
	CIMIC Group Ltd.	374,405	10,027
	Orora Ltd.	4,620,914	9,569
	Alumina Ltd.	9,579,699	9,367
	REA Group Ltd.	203,377	9,055
	AusNet Services	6,720,228	8,246
	Qantas Airways Ltd.	3,865,745	8,151
	Northern Star Resources Ltd.	2,198,211	8,117
	Iluka Resources Ltd.	1,598,378	7,819
	Ansell Ltd.	568,615	7,771
	carsales.com Ltd.	832,067	7,685
	Adelaide Brighton Ltd.	1,737,238	7,258
	ALS Ltd.	1,946,764	7,194
	Investa Office Fund	2,231,975	7,141
	DuluxGroup Ltd.	1,486,264	7,026
	Harvey Norman Holdings Ltd.	2,016,474	6,991
	JB Hi-Fi Ltd.	382,113	6,909
^	IOOF Holdings Ltd.	1,150,018	6,771
	Magellan Financial Group Ltd.	398,372	6,678
*,^	Mayne Pharma Group Ltd.	4,395,557	6,281
	Macquarie Atlas Roads Group	1,603,385	6,225
	Fairfax Media Ltd.	8,730,539	6,116
	Evolution Mining Ltd.	3,359,945	5,857
^	Qube Holdings Ltd.	3,280,082	5,430
	Primary Health Care Ltd.	1,830,403	5,424
	CSR Ltd.	1,925,838	5,277
*	Link Administration Holdings Ltd.	851,888	5,215
	Perpetual Ltd.	166,763	5,160
	nib holdings Ltd.	1,629,720	5,144
^	Flight Centre Travel Group Ltd.	216,328	5,132
*,^	Metcash Ltd.	3,578,863	5,109
	Charter Hall Group	1,323,668	5,018
	OZ Minerals Ltd.	1,176,178	5,002
	BWP Trust	1,824,543	4,968
	BT Investment Management Ltd.	816,890	4,863
^	Blackmores Ltd.	49,201	4,861
	Shopping Centres Australasia Property Group	2,797,842	4,778
	Downer EDI Ltd.	1,654,985	4,750
	Navitas Ltd.	1,134,566	4,683
	GrainCorp Ltd. Class A	722,746	4,679
	WorleyParsons Ltd.	821,915	4,530
	Charter Hall Retail REIT	1,269,662	4,524
	Regis Resources Ltd.	1,764,295	4,508
	G8 Education Ltd.	1,446,363	4,125
	Cromwell Property Group	5,423,051	4,115
*	St. Barbara Ltd.	1,861,109	4,104
	InvoCare Ltd.	411,170	4,050
	Burson Group Ltd.	974,526	4,030
	IRESS Ltd.	487,645	3,991
	Sims Metal Management Ltd.	651,932	3,849
	Independence Group NL	1,554,306	3,842
	Platinum Asset Management Ltd.	884,119	3,831
	Sigma Pharmaceuticals Ltd.	4,508,128	3,821
	Aveo Group	1,579,123	3,754
	Nufarm Ltd.	674,165	3,740
	Super Retail Group Ltd.	563,464	3,709
	Spotless Group Holdings Ltd.	4,123,189	3,480
	Sirtex Medical Ltd.	178,812	3,424
	Premier Investments Ltd.	319,357	3,414

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Mineral Resources Ltd.	529,159	3,327
*,^	Syrah Resources Ltd.	706,893	3,182
	APN Outdoor Group Ltd.	596,141	3,080
*,^	Saracen Mineral Holdings Ltd.	2,829,050	3,036
	ARB Corp. Ltd.	241,111	3,022
	Seven West Media Ltd.	3,631,176	2,898
	Pact Group Holdings Ltd.	633,186	2,877
	Mantra Group Ltd.	1,097,475	2,874
	Abacus Property Group	1,148,546	2,714
	Breville Group Ltd.	473,185	2,660
	Beach Energy Ltd.	5,655,319	2,615
	Steadfast Group Ltd.	1,718,930	2,548
^	Myer Holdings Ltd.	2,971,330	2,499
	Ardent Leisure Group	1,739,677	2,454
	Automotive Holdings Group Ltd.	850,773	2,400
	Southern Cross Media Group Ltd.	2,531,454	2,373
	Cleanaway Waste Management Ltd.	3,866,821	2,327
	Brickworks Ltd.	211,663	2,278
	Gateway Lifestyle	1,044,963	2,242
	Estia Health Ltd.	642,332	2,231
2	MYOB Group Ltd.	854,675	2,213
	Retail Food Group Ltd.	529,158	2,198
	Eclipx Group Ltd.	801,465	2,197
	Sandfire Resources NL	553,424	2,186
	Asaleo Care Ltd.	1,362,277	2,143
^	GUD Holdings Ltd.	311,819	2,133
	McMillan Shakespeare Ltd.	206,528	2,123
	SAI Global Ltd.	771,982	2,114
	Technology One Ltd.	533,023	2,071
	Costa Group Holdings Ltd.	969,152	1,981
*	NEXTDC Ltd.	755,858	1,978
	Bega Cheese Ltd.	461,081	1,953
	Genworth Mortgage Insurance Australia Ltd.	938,681	1,940
*	APN News & Media Ltd.	638,779	1,928
	Altium Ltd.	396,189	1,919
*,^	Australian Agricultural Co. Ltd.	1,437,775	1,910
*,^	Whitehaven Coal Ltd.	2,334,246	1,907
	oOh!media Ltd.	511,968	1,899
^	IPH Ltd.	380,968	1,840
	Nine Entertainment Co. Holdings Ltd.	2,318,772	1,829
^	Monadelphous Group Ltd.	318,181	1,785
	Regis Healthcare Ltd.	492,468	1,737
	Japara Healthcare Ltd.	900,887	1,729
	Webjet Ltd.	323,227	1,723
	Australian Pharmaceutical Industries Ltd.	1,355,225	1,707
*,^	Bellamy's Australia Ltd.	218,689	1,678
	Tassal Group Ltd.	533,691	1,596
	Folkestone Education Trust	781,634	1,556
*	Resolute Mining Ltd.	1,616,994	1,555
^	Greencross Ltd.	304,227	1,543
	GWA Group Ltd.	977,434	1,534
^	Seven Group Holdings Ltd.	329,715	1,493
	360 Capital Industrial Fund	724,710	1,482
^	Western Areas Ltd.	903,691	1,476
	iSentia Group Ltd.	562,075	1,468
	Growthpoint Properties Australia Ltd.	621,470	1,465
*	IDP Education Ltd.	470,008	1,448
*	Infigen Energy	1,920,518	1,447
*,^	Nanosonics Ltd.	867,026	1,423
^	OzForex Group Ltd.	805,392	1,412
	National Storage REIT	1,108,176	1,380
^	Select Harvests Ltd.	265,129	1,348
	FlexiGroup Ltd.	1,004,463	1,311
^	Corporate Travel Management Ltd.	121,380	1,284

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
^	TFS Corp. Ltd.	1,213,716	1,278
	Ingenia Communities Group	595,706	1,275
	Village Roadshow Ltd.	320,164	1,255
	Credit Corp. Group Ltd.	138,207	1,243
	Arena REIT	833,432	1,236
	Hotel Property Investments	525,907	1,226
*,^	RCG Corp. Ltd.	1,100,472	1,218
	Programmed Maintenance Services Ltd.	905,170	1,201
*,^	Perseus Mining Ltd.	2,979,096	1,151
*	Beadell Resources Ltd.	3,962,857	1,127
*	AWE Ltd.	1,785,553	1,126
	Virtus Health Ltd.	217,866	1,123
*,^	Highfield Resources Ltd.	1,046,355	1,080
	GDI Property Group	1,614,464	1,069
	SG Fleet Group Ltd.	385,905	1,055
	Cabcharge Australia Ltd.	439,946	1,053
	New Hope Corp. Ltd.	982,877	1,048
^	Cover-More Group Ltd.	1,143,419	1,043
*	Collins Foods Ltd.	312,501	993
	Reject Shop Ltd.	107,977	985
	Tox Free Solutions Ltd.	501,770	974
*	UGL Ltd.	605,838	973
*	BWX Ltd.	274,464	965
*	WPP AUNZ Ltd.	1,215,953	961
	Astro Japan Property Group	184,651	947
	CSG Ltd.	826,321	919
*,^	Liquefied Natural Gas Ltd.	1,669,780	911
	Ainsworth Game Technology Ltd.	527,468	853
*,^	Senex Energy Ltd.	4,200,804	815
*,^	Mesoblast Ltd.	916,490	738
*	Karoon Gas Australia Ltd.	755,771	733
*,^	Paladin Energy Ltd.	5,244,303	727
*,^	Ten Network Holdings Ltd.	1,037,669	706
	Cedar Woods Properties Ltd.	213,753	695
	MACA Ltd.	696,866	658
*,^	Starpharma Holdings Ltd.	1,314,396	634
*,^	Virgin Australia Holdings Ltd.	4,124,156	633
	Thorn Group Ltd.	562,701	586
	RCR Tomlinson Ltd.	420,679	536
*,^	Lynas Corp. Ltd.	12,726,450	506
*	Bradken Ltd.	642,784	488
*,^	Mount Gibson Iron Ltd.	2,444,463	475
	Cash Converters International Ltd.	1,269,011	419
*	Billabong International Ltd.	415,982	376
^	Slater & Gordon Ltd.	1,217,032	357
*	Watpac Ltd.	554,436	340
^	MMA Offshore Ltd.	1,391,717	321
	Acrux Ltd.	596,723	321
	ERM Power Ltd.	486,128	306
	SMS Management & Technology Ltd.	249,012	302
^	Cardno Ltd.	714,142	291
*	Perseus Mining Ltd. Unlisted Shares	682,547	265
	Decmil Group Ltd.	477,455	257
^	Capitol Health Ltd.	1,842,089	220
*	Kingsgate Consolidated Ltd.	492,059	150
*,^	Arrium Ltd.	8,838,238	145
*	Horizon Oil Ltd.	3,491,467	123
*,^	Sundance Energy Australia Ltd.	1,314,440	100
			3,713,684
Austria (0.2%)
	Erste Group Bank AG	1,106,976	25,315
	OMV AG	545,619	15,285
	voestalpine AG	435,688	14,579

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	ANDRITZ AG	272,319	12,939
*	IMMOFINANZ AG	3,150,308	6,744
	BUWOG AG	270,420	6,244
	Wienerberger AG	442,418	6,204
*	Raiffeisen Bank International AG	449,313	5,655
	CA Immobilien Anlagen AG	271,343	4,538
*	Conwert Immobilien Invest SE	275,565	4,411
	Oesterreichische Post AG	125,840	4,064
^	Verbund AG	250,781	3,556
	Mayr Melnhof Karton AG	29,811	3,249
	Vienna Insurance Group AG Wiener Versicherung Gruppe	153,770	2,915
	Lenzing AG	29,159	2,691
	Schoeller-Bleckmann Oilfield Equipment AG	41,502	2,512
	UNIQA Insurance Group AG	405,952	2,446
	DO & CO AG	24,911	2,184
	S IMMO AG	204,121	1,906
	RHI AG	97,435	1,879
	Strabag SE	61,886	1,866
	Telekom Austria AG	311,924	1,810
	EVN AG	114,035	1,296
	Zumtobel Group AG	106,340	1,291
	Semperit AG Holding	35,628	1,185
	Palfinger AG	39,710	1,143
*	Flughafen Wien AG	39,865	1,080
	Kapsch TrafficCom AG	18,179	685
			139,672
Belgium (1.3%)
	Anheuser-Busch InBev SA/NV	3,022,261	397,277
*	KBC Group NV	1,043,412	51,154
	Delhaize Group	394,057	41,638
	UCB SA	456,998	34,172
	Ageas	746,624	25,796
	Solvay SA Class A	266,704	24,792
	Groupe Bruxelles Lambert SA	294,220	24,054
	Umicore SA	348,191	17,941
	Proximus SADP	530,598	16,802
	Colruyt SA	238,665	13,172
	Ackermans & van Haaren NV	94,004	11,518
	bpost SA	384,061	9,777
	Cofinimmo SA	75,828	8,943
	Ontex Group NV	274,280	8,670
*	Telenet Group Holding NV	187,619	8,564
	Sofina SA	58,683	7,778
	Bekaert SA	131,400	5,672
	Elia System Operator SA/NV	100,259	5,606
	Melexis NV	80,378	5,038
	Warehouses De Pauw CVA	52,992	4,978
	D'ieteren SA/NV	102,142	4,433
	Euronav NV	477,665	4,407
	Befimmo SA	65,944	4,244
*	Gimv NV	72,148	4,070
	Ion Beam Applications	74,815	3,527
	Nyrstar (Voting Shares)	337,224	3,202
*	Tessenderlo Chemie NV (Voting Shares)	85,973	2,929
*	Orange Belgium SA	111,556	2,575
	Cie d'Entreprises CFE	26,637	2,428
*,^	Econocom Group SA/NV	208,280	2,399
^	Kinepolis Group NV	47,506	2,121
*	AGFA-Gevaert NV	613,701	2,008
	Barco NV	29,961	1,958
*	KBC Ancora	58,862	1,927
	Van de Velde NV	27,274	1,818
	EVS Broadcast Equipment SA	33,389	1,084

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Wereldhave Belgium NV	8,056	989
			769,461
Canada (8.5%)
	Royal Bank of Canada	5,592,856	330,476
	Toronto-Dominion Bank	6,987,261	300,053
^	Bank of Nova Scotia	4,576,138	224,247
	Suncor Energy Inc.	6,027,150	167,199
	Canadian National Railway Co.	2,653,726	156,703
	Bank of Montreal	2,434,370	154,415
	Enbridge Inc.	3,496,456	148,118
	Canadian Natural Resources Ltd.	4,146,700	127,936
^	TransCanada Corp.	2,660,600	120,391
	Canadian Imperial Bank of Commerce	1,493,500	112,179
	Brookfield Asset Management Inc. Class A	3,376,500	111,701
	Manulife Financial Corp.	7,453,400	101,940
	Barrick Gold Corp.	4,415,000	94,250
	Sun Life Financial Inc.	2,312,628	75,969
	Canadian Pacific Railway Ltd.	530,192	68,259
	Alimentation Couche-Tard Inc. Class B	1,491,200	64,036
	Goldcorp Inc.	3,134,700	59,979
	Rogers Communications Inc. Class B	1,371,300	55,512
	Thomson Reuters Corp.	1,280,500	51,807
	Potash Corp. of Saskatchewan Inc.	3,175,700	51,619
	BCE Inc.	1,088,800	51,526
^	Franco-Nevada Corp.	673,788	51,235
	Magna International Inc.	1,443,600	50,673
^	Agrium Inc.	519,834	47,032
	Fairfax Financial Holdings Ltd.	86,600	46,642
	Loblaw Cos. Ltd.	859,500	45,977
	Agnico Eagle Mines Ltd.	836,300	44,755
	Pembina Pipeline Corp.	1,465,300	44,528
	Cenovus Energy Inc.	3,158,700	43,691
	National Bank of Canada	1,274,860	43,605
*	CGI Group Inc. Class A	968,500	41,373
	Silver Wheaton Corp.	1,664,961	39,190
	Fortis Inc.	1,065,900	36,029
	Intact Financial Corp.	496,900	35,496
	Restaurant Brands International Inc.	783,100	32,598
*	Waste Connections Inc. (New York Shares)	450,667	32,471
	Imperial Oil Ltd.	996,500	31,531
	Metro Inc.	899,300	31,331
	Shaw Communications Inc. Class B	1,584,300	30,412
	Crescent Point Energy Corp.	1,906,130	30,113
	Great-West Lifeco Inc.	1,130,800	29,829
	Canadian Tire Corp. Ltd. Class A	264,455	28,811
	Saputo Inc.	957,646	28,441
	Power Corp. of Canada	1,333,800	28,391
	Dollarama Inc.	397,600	27,759
^	RioCan REIT	1,201,800	27,283
	Open Text Corp.	459,323	27,159
^	Inter Pipeline Ltd.	1,266,100	26,852
	Gildan Activewear Inc.	909,000	26,624
	Encana Corp.	3,212,300	24,988
*	Valeant Pharmaceuticals International Inc.	1,199,000	24,176
	TELUS Corp.	747,200	24,059
	SNC-Lavalin Group Inc.	571,000	23,981
^	Teck Resources Ltd. Class B	1,781,100	23,450
	Constellation Software Inc.	59,800	23,144
*	Kinross Gold Corp.	4,694,316	23,036
^	ARC Resources Ltd.	1,322,400	22,631
	CCL Industries Inc. Class B	122,700	21,354
	Keyera Corp.	691,334	21,147
	Canadian Utilities Ltd. Class A	722,200	20,923
^	Power Financial Corp.	889,700	20,418

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Tourmaline Oil Corp.	771,500	20,309
	Onex Corp.	313,400	19,164
	CI Financial Corp.	892,100	18,609
	H&R REIT	1,065,800	18,570
	Yamana Gold Inc.	3,554,600	18,489
	First Quantum Minerals Ltd.	2,604,805	18,287
	George Weston Ltd.	191,900	16,608
	Tahoe Resources Inc.	1,105,432	16,556
^	Cameco Corp.	1,495,800	16,429
*	Detour Gold Corp.	655,400	16,396
*	Waste Connections Inc.	215,378	15,560
*	Seven Generations Energy Ltd. Class A	811,400	15,488
	Element Financial Corp.	1,452,700	15,405
^	AltaGas Ltd.	614,600	14,937
^	PrairieSky Royalty Ltd.	777,058	14,748
^	Peyto Exploration & Development Corp.	537,000	14,415
	Husky Energy Inc.	1,143,600	13,959
*	BlackBerry Ltd.	1,889,100	12,677
	Smart REIT	418,900	12,386
	CAE Inc.	1,015,400	12,269
^	Canadian Apartment Properties REIT	476,900	12,240
	Eldorado Gold Corp.	2,713,000	12,201
	Industrial Alliance Insurance & Financial Services Inc.	386,915	12,162
^	Vermilion Energy Inc.	380,800	12,126
^	WSP Global Inc.	377,400	11,544
	Ritchie Bros Auctioneers Inc.	335,900	11,351
*	Bombardier Inc. Class B	7,330,375	11,007
2	Hydro One Ltd.	529,078	10,631
	Finning International Inc.	631,500	10,284
*	Turquoise Hill Resources Ltd.	3,017,900	10,208
^	Canadian REIT	270,700	10,120
	Cineplex Inc.	253,154	10,107
	Atco Ltd.	287,974	10,102
	DH Corp.	400,900	9,964
	Methanex Corp.	341,935	9,949
^	Veresen Inc.	1,163,800	9,864
^	IGM Financial Inc.	356,600	9,708
^	Stantec Inc.	396,100	9,605
	Quebecor Inc. Class B	322,200	9,232
^	Algonquin Power & Utilities Corp.	983,477	9,051
	MacDonald Dettwiler & Associates Ltd.	137,700	8,982
	Pan American Silver Corp.	542,900	8,942
*	B2Gold Corp.	3,549,800	8,902
	OceanaGold Corp.	2,320,500	8,855
^	Allied Properties REIT	293,400	8,784
^	Whitecap Resources Inc.	1,144,300	8,751
	Empire Co. Ltd.	587,100	8,730
	Alamos Gold Inc.	997,600	8,579
*	New Gold Inc.	1,936,100	8,467
	Cominar REIT	636,929	8,302
	Chartwell Retirement Residences	676,500	8,258
*,^	First Majestic Silver Corp.	605,400	8,224
*	Lundin Mining Corp.	2,367,000	7,988
^	Toromont Industries Ltd.	259,900	7,572
^	Northland Power Inc.	414,400	7,121
	Cott Corp.	501,962	7,017
^	West Fraser Timber Co. Ltd.	233,800	6,835
^	Boardwalk REIT	152,700	6,803
	TransForce Inc.	365,460	6,786
	Linamar Corp.	190,063	6,770
*	Raging River Exploration Inc.	807,800	6,428
*,^	Torex Gold Resources Inc.	3,569,860	6,383
*	IAMGOLD Corp.	1,517,700	6,285
^	Home Capital Group Inc. Class B	250,300	6,203

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Maple Leaf Foods Inc.	290,400	6,202
	Parkland Fuel Corp.	354,800	6,176
^	Gibson Energy Inc.	529,929	6,149
*	Pretium Resources Inc.	547,691	6,130
*,^	Amaya Inc.	398,400	6,112
^	Canadian Western Bank	319,600	6,098
	TMX Group Ltd.	145,474	6,052
	ShawCor Ltd.	243,400	6,034
*	SEMAFO Inc.	1,253,757	6,017
^	Enerplus Corp.	904,000	5,955
	Stella-Jones Inc.	159,900	5,954
	First Capital Realty Inc.	347,000	5,952
*	Silver Standard Resources Inc.	456,565	5,926
	Precision Drilling Corp.	1,115,600	5,915
	Dream Office REIT	402,500	5,788
^	FirstService Corp.	125,065	5,720
	TransAlta Corp.	1,073,700	5,585
^	Capital Power Corp.	372,800	5,563
	HudBay Minerals Inc.	1,161,744	5,548
*	NovaGold Resources Inc.	902,000	5,523
	Osisko Gold Royalties Ltd.	412,626	5,394
*	Parex Resources Inc.	553,500	5,360
	Granite REIT	178,635	5,358
	Emera Inc.	139,800	5,261
^	Artis REIT	500,791	5,233
^	Hudson's Bay Co.	433,300	5,229
*,^	ProMetic Life Sciences Inc.	2,215,300	4,784
^	TORC Oil & Gas Ltd.	750,090	4,761
^	Corus Entertainment Inc. Class B	460,435	4,747
^	Innergex Renewable Energy Inc.	420,172	4,712
	Colliers International Group Inc.	135,981	4,644
	Baytex Energy Corp.	799,400	4,641
	Manitoba Telecom Services Inc.	153,300	4,501
^	Superior Plus Corp.	536,246	4,425
^	Laurentian Bank of Canada	116,000	4,331
	Russel Metals Inc.	243,700	4,316
*	Celestica Inc.	460,900	4,288
	Jean Coutu Group PJC Inc. Class A	275,200	4,260
	Winpak Ltd.	112,400	4,130
^	Mullen Group Ltd.	376,095	4,105
*	Advantage Oil & Gas Ltd.	730,424	4,082
	North West Co. Inc.	176,700	4,029
^	Secure Energy Services Inc.	572,663	3,914
^	Genworth MI Canada Inc.	149,700	3,840
	Pengrowth Energy Corp.	2,050,400	3,745
	Centerra Gold Inc.	617,600	3,681
	Pason Systems Inc.	258,200	3,569
	Aimia Inc.	577,100	3,529
*	Gran Tierra Energy Inc.	1,044,500	3,509
*	Concordia International Corp.	158,145	3,407
	Westshore Terminals Investment Corp.	230,100	3,332
^	Norbord Inc.	168,100	3,287
^	Transcontinental Inc. Class A	230,400	3,123
	Just Energy Group Inc.	507,500	3,080
*	Kinross Gold Corp. (New York Shares)	628,700	3,074
*	Canfor Corp.	303,500	3,066
	Dominion Diamond Corp.	343,622	3,040
	Enghouse Systems Ltd.	71,500	3,032
	Aecon Group Inc.	221,700	3,017
	Restaurant Brands International Inc. (New York Shares)	70,000	2,912
	Northview Apartment REIT	166,600	2,892
*	MEG Energy Corp.	547,500	2,869
*	NuVista Energy Ltd.	572,600	2,770
^	Penn West Petroleum Ltd.	1,953,089	2,721

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Ensign Energy Services Inc.	484,700	2,720
^	Enerflex Ltd.	310,300	2,565
	Dorel Industries Inc. Class B	96,100	2,557
*	Crew Energy Inc.	558,400	2,511
*	Great Canadian Gaming Corp.	179,800	2,501
	Cogeco Communications Inc.	44,600	2,341
*	ATS Automation Tooling Systems Inc.	310,100	2,333
	Nevsun Resources Ltd.	777,900	2,282
*,^	Birchcliff Energy Ltd.	423,700	2,256
	Canadian Energy Services & Technology Corp.	711,400	2,241
^	Extendicare Inc.	355,500	2,240
^	Bonterra Energy Corp.	108,300	2,231
	InnVest REIT	400,275	2,159
*	Alacer Gold Corp.	897,500	2,140
*	Sierra Wireless Inc.	123,900	2,099
*,^	Kelt Exploration Ltd.	553,700	2,027
*	China Gold International Resources Corp. Ltd.	961,200	1,741
^	AutoCanada Inc.	101,250	1,736
	Cascades Inc.	243,500	1,725
	Martinrea International Inc.	268,000	1,660
*	Paramount Resources Ltd. Class A	193,200	1,603
*,^	Athabasca Oil Corp.	1,408,500	1,559
	Morguard REIT	132,100	1,506
	Canaccord Genuity Group Inc.	385,900	1,470
*,^	Avigilon Corp.	126,300	1,297
^	First National Financial Corp.	53,800	1,248
*,^	DREAM Unlimited Corp. Class A	189,400	1,170
^	Sprott Inc.	585,901	1,165
*,^	Pacific Exploration and Production Corp.	743,900	369
*	Brookfield Business Partners LP	752	14
*	Osisko Gold Royalties Warrants Expire 2/26/2019	3,963	11
			4,978,013
Denmark (1.7%)
	Novo Nordisk A/S Class B	6,987,340	375,759
	Danske Bank A/S	2,792,260	73,991
	Vestas Wind Systems A/S	829,388	56,286
	Pandora A/S	406,272	55,149
	Novozymes A/S	841,204	40,538
	Carlsberg A/S Class B	399,834	37,944
*	Genmab A/S	206,077	37,539
	AP Moeller - Maersk A/S Class B	23,725	31,281
	DSV A/S	688,138	28,932
	Coloplast A/S Class B	380,184	28,380
	ISS A/S	700,277	26,222
	Chr Hansen Holding A/S	332,653	21,844
	AP Moeller - Maersk A/S Class A	16,548	21,057
	TDC A/S	3,059,443	14,975
*,2	DONG Energy A/S	298,255	10,694
	Jyske Bank A/S	266,594	10,172
	GN Store Nord A/S	541,425	9,782
	William Demant Holding A/S	448,562	8,723
*	H Lundbeck A/S	227,808	8,527
	Tryg A/S	434,028	7,747
	Royal Unibrew A/S	153,664	6,861
	Sydbank A/S	267,829	6,750
^	FLSmidth & Co. A/S	184,267	6,562
	SimCorp A/S	128,925	6,326
*	Topdanmark A/S	262,824	6,269
	Dfds A/S	115,834	5,040
	NKT Holding A/S	89,386	4,530
	Rockwool International A/S Class B	23,824	4,313
*	Bavarian Nordic A/S	116,872	4,087
	ALK-Abello A/S	22,318	3,929
	Ambu A/S Class B	88,064	3,664

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Spar Nord Bank A/S	305,171	2,457
	Schouw & Co.	43,335	2,399
*,2	Scandinavian Tobacco Group A/S	134,862	2,207
	Matas A/S	128,117	2,168
	Alm Brand A/S	258,701	1,742
*,^	Bang & Olufsen A/S	120,780	1,060
	Solar A/S Class B	20,394	951
*,^	D/S Norden A/S	29,900	417
			977,274
Finland (1.0%)
	Nokia Oyj	21,647,937	123,176
	Sampo Oyj Class A	1,782,232	72,815
	Kone Oyj Class B	1,440,339	66,504
	UPM-Kymmene Oyj	2,024,108	37,106
	Fortum Oyj	1,694,172	27,144
	Wartsila OYJ Abp	593,526	24,290
	Elisa Oyj	607,246	23,331
	Nokian Renkaat Oyj	510,160	18,223
	Stora Enso Oyj	2,195,692	17,692
	Neste Oyj	485,484	17,394
	Huhtamaki Oyj	390,685	16,239
	Orion Oyj Class B	387,467	15,052
	Amer Sports Oyj	444,657	12,212
	Metso Oyj	513,865	12,142
	Kesko Oyj Class B	258,167	10,989
	Tieto Oyj	276,699	7,585
	Valmet Oyj	508,484	6,769
	Cargotec Oyj Class B	153,764	6,220
	Konecranes Oyj	221,394	5,580
	Metsa Board Oyj	832,540	4,220
	Sponda Oyj	911,539	3,953
	Kemira Oyj	284,951	3,405
	YIT Oyj	472,060	3,391
	Citycon Oyj	1,457,228	3,316
	Caverion Corp.	504,541	3,233
*,^	Outokumpu Oyj	765,271	3,208
	Uponor Oyj	203,564	3,205
*,^	Outotec Oyj	680,309	3,076
	Oriola-KD Oyj	471,850	2,135
	Raisio Oyj	464,011	1,993
	Cramo Oyj	92,061	1,907
	Ramirent Oyj	248,350	1,905
^	Sanoma Oyj	311,921	1,834
*	Finnair Oyj	229,383	1,064
	F-Secure Oyj	204,540	610
*,^	Stockmann OYJ Abp Class B	89,414	516
			563,434
France (7.4%)
	TOTAL SA	8,062,789	388,803
	Sanofi	4,229,265	355,505
	BNP Paribas SA	3,697,876	166,250
	Danone SA	2,149,848	151,592
	AXA SA	7,298,953	146,634
	LVMH Moet Hennessy Louis Vuitton SE	948,914	143,682
	Vinci SA	1,768,295	125,942
	Airbus Group SE	2,099,649	121,924
	Schneider Electric SE	2,057,033	121,738
^	Orange SA	7,225,454	118,021
	L'Oreal SA	542,726	103,816
	Essilor International SA	754,865	100,468
^	Pernod Ricard SA	802,668	89,407
	Engie SA	5,446,611	87,900
	Societe Generale SA	2,759,656	87,213
	Vivendi SA	4,375,832	82,910

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Air Liquide SA	754,625	79,086
	Safran SA	1,117,531	75,951
	L'Oreal SA Loyalty Line	368,925	70,570
^	Cie de Saint-Gobain	1,825,385	69,878
	Cie Generale des Etablissements Michelin	684,835	64,878
	Air Liquide SA (Prime de fidelite)	545,732	57,194
	Capgemini SA	602,011	52,539
	Legrand SA	1,006,226	51,916
	Carrefour SA	2,094,243	51,812
^	Publicis Groupe SA	761,830	51,613
	Renault SA	652,012	49,683
	Kering	282,166	46,018
*	Valeo SA	882,747	39,426
	Veolia Environnement SA	1,771,044	38,475
	Sodexo SA	347,746	37,458
	Dassault Systemes	480,047	36,656
	Klepierre	778,916	34,750
^	Hermes International	90,157	33,977
	Thales SA	399,276	33,510
	Christian Dior SE	196,387	31,814
	Accor SA	778,600	30,186
	SES SA Class A	1,352,517	29,216
	Atos SE	338,844	28,303
	Credit Agricole SA	3,040,916	25,758
	Ingenico Group SA	206,972	24,251
	Technip SA	429,508	23,360
^	Bouygues SA	735,765	21,265
	Arkema SA	267,519	20,644
	Bureau Veritas SA	977,146	20,631
	Gecina SA	150,921	20,629
	Eiffage SA	271,956	19,421
	Suez	1,224,903	19,292
	Teleperformance	216,301	18,662
	Groupe Eurotunnel SE	1,742,068	18,540
	Iliad SA	88,926	18,077
*	Peugeot SA	1,470,992	17,917
	SCOR SE	594,646	17,914
	Zodiac Aerospace	731,649	17,216
	Edenred	772,661	15,942
	Societe BIC SA	103,109	14,580
*	Rexel SA	1,147,327	14,485
	STMicroelectronics NV	2,370,541	13,969
*	Alstom SA	586,677	13,697
	Natixis SA	3,527,852	13,550
	Orpea	159,034	13,093
*	UBISOFT Entertainment	348,781	12,834
	Bollore SA	3,718,730	12,687
	SEB SA	102,854	12,400
	Fonciere Des Regions	137,844	12,271
	Eurofins Scientific SE	32,704	12,157
	Casino Guichard Perrachon SA	215,180	12,024
	Aeroports de Paris	108,646	12,017
	Eutelsat Communications SA	629,130	11,991
	Wendel SA	115,055	11,989
2	Elior Participations SCA	495,446	10,825
	Rubis SCA	133,575	10,242
2	Euronext NV	263,553	9,763
	ICADE	136,307	9,693
	Electricite de France SA	783,657	9,633
	JCDecaux SA	281,191	9,542
	Eurazeo SA	159,405	9,514
	Lagardere SCA	430,862	9,457
	CNP Assurances	619,485	9,182
	Imerys SA	141,171	9,020

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Faurecia	280,553	9,010
	Numericable-SFR SA	349,866	8,856
	Technicolor SA	1,361,207	8,445
	Ipsen SA	133,134	8,207
	Nexity SA	160,503	8,181
	Credit Agricole SA Loyalty Line	951,298	8,058
	Remy Cointreau SA	90,068	7,760
	BioMerieux	53,902	7,321
*,2	Amundi SA	156,756	6,533
*	Sartorius Stedim Biotech	91,421	6,204
	Plastic Omnium SA	217,739	6,122
	Altran Technologies SA	442,967	5,944
	Elis SA	314,129	5,524
*	Nexans SA	125,834	5,301
*,^	DBV Technologies SA	77,203	5,035
	Alten SA	84,989	5,024
	Euler Hermes Group	59,647	5,018
	Sopra Steria Group	47,920	4,973
*,^	Vallourec SA	1,336,339	4,858
	Havas SA	605,679	4,702
^	Korian SA	140,916	4,563
*,2	Worldline SA	148,465	4,338
	Television Francaise 1	393,322	4,209
	Metropole Television SA	246,449	4,113
	SPIE SA	217,912	3,922
	Saft Groupe SA	95,778	3,881
	IPSOS	129,544	3,681
*	Air France-KLM	558,195	3,576
	Vicat SA	59,508	3,374
	Mercialys SA	156,925	3,350
	Neopost SA	126,647	2,934
*	Virbac SA	16,053	2,921
	Electricite de France SA Loyalty Line	229,038	2,815
	Tarkett SA	83,725	2,746
*,^	Genfit	93,163	2,576
	Faiveley Transport SA	24,762	2,421
*,2	Europcar Groupe SA	271,514	2,359
*	Groupe Fnac SA	39,070	2,121
^	Gaztransport Et Technigaz SA	68,920	2,118
	Trigano SA	36,265	2,098
	Coface SA	292,023	1,991
	LISI	72,620	1,848
*,^	CGG SA	2,553,535	1,825
*	Etablissements Maurel et Prom	472,847	1,530
	Boiron SA	18,958	1,482
	Vilmorin & Cie SA	22,306	1,446
	Fonciere de Paris SIIC	9,115	1,420
	FFP	19,762	1,383
^	Rallye SA	79,182	1,372
	Beneteau SA	128,526	1,232
	Bonduelle SCA	47,178	1,136
	Guerbet	18,499	1,133
^	Bourbon Corp.	92,771	1,081
	Assystem	41,502	1,047
*,^	Eramet	31,635	1,044
*,^	GameLoft SE	119,122	1,035
*,^	Parrot SA	70,903	991
	Albioma SA	61,707	951
*	Euro Disney SCA	611,112	848
	Derichebourg SA	268,317	687
	Mersen	44,906	684
	Jacquet Metal Service	46,067	608
	Haulotte Group SA	39,056	596
	Manitou BF SA	35,552	544

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	GL Events	31,729	529
*	Esso SA Francaise	6,492	288
*	Stallergenes Greer plc	11,334	278
	Union Financiere de France BQE SA	10,029	261
^	Solocal Group	39,317	96
			4,321,406
Germany (7.1%)
	Bayer AG	3,133,098	315,229
	Siemens AG	2,879,129	294,934
	BASF SE	3,490,670	266,294
	SAP SE	3,386,861	253,161
	Allianz SE	1,724,576	245,705
	Daimler AG	3,619,442	215,849
	Deutsche Telekom AG	11,993,519	204,065
	Fresenius SE & Co. KGaA	1,482,892	109,268
	adidas AG	757,151	107,974
	Deutsche Post AG	3,608,360	100,741
	Linde AG	700,964	97,563
	Bayerische Motoren Werke AG	1,236,160	90,597
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	529,454	88,487
	Volkswagen AG Preference Shares	703,874	84,594
	Henkel AG & Co. KGaA Preference Shares	657,875	79,998
	Continental AG	409,848	77,022
*	Deutsche Bank AG	5,225,827	71,107
	E.ON SE	7,101,500	71,048
	Fresenius Medical Care AG & Co. KGaA	808,350	69,943
	Vonovia SE	1,765,565	64,435
	Infineon Technologies AG	4,249,600	61,069
	Deutsche Boerse AG	707,345	57,915
	Merck KGaA	488,668	49,751
	Henkel AG & Co. KGaA	443,508	47,658
	Deutsche Wohnen AG	1,276,278	43,313
	HeidelbergCement AG	533,008	39,965
	Beiersdorf AG	378,040	35,723
*	ProSiebenSat.1 Media SE	807,203	35,247
	thyssenkrupp AG	1,608,189	32,100
	GEA Group AG	671,052	31,541
	Symrise AG	460,470	31,377
*	RWE AG	1,833,049	28,967
	Brenntag AG	585,373	28,288
	Porsche Automobil Holding SE Preference Shares	580,168	26,729
	Commerzbank AG	3,947,483	25,604
	Hannover Rueck SE	227,287	23,749
	LEG Immobilien AG	237,327	22,182
	METRO AG	626,361	19,161
^	Wirecard AG	434,872	19,119
*	QIAGEN NV	854,012	18,498
	United Internet AG	447,740	18,474
	MTU Aero Engines AG	192,547	18,013
	Evonik Industries AG	582,252	17,331
	OSRAM Licht AG	317,141	16,390
	LANXESS AG	346,069	15,123
^	K&S AG	732,006	15,019
	Volkswagen AG	103,822	13,950
	HUGO BOSS AG	243,172	13,738
	MAN SE	133,300	13,570
	Bayerische Motoren Werke AG Preference Shares	200,553	12,713
	KUKA AG	106,895	12,659
	KION Group AG	251,244	12,153
*	STADA Arzneimittel AG	235,333	12,131
	RTL Group SA	148,429	12,106
	Telefonica Deutschland Holding AG	2,592,906	10,679
*,2	Zalando SE	399,201	10,568
*,2	Covestro AG	236,001	10,516

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Freenet AG	406,615	10,464
	HOCHTIEF AG	80,781	10,406
	Sartorius AG Preference Shares	141,532	10,374
	Fuchs Petrolub SE Preference Shares	263,255	10,339
	Deutsche Lufthansa AG	881,086	10,258
	Rheinmetall AG	159,703	9,432
	Gerresheimer AG	118,744	9,121
	Axel Springer SE	172,518	9,041
*	Dialog Semiconductor plc	271,239	8,164
	Deutsche EuroShop AG	173,300	7,923
	Aurubis AG	169,990	7,704
	Fraport AG Frankfurt Airport Services Worldwide	141,527	7,561
	Rational AG	15,474	7,141
	Aareal Bank AG	225,967	7,123
	Fielmann AG	96,998	7,090
	TUI AG-DI	619,859	7,016
*	Nordex SE	238,583	6,735
	Software AG	195,106	6,619
	Suedzucker AG	299,433	6,587
^	TAG Immobilien AG	499,760	6,556
^	Drillisch AG	158,395	6,073
	Norma Group SE	124,503	5,877
	Krones AG	55,331	5,852
*	Wincor Nixdorf AG	103,992	5,732
	Jungheinrich AG Preference Shares	178,398	5,381
	Hella KGaA Hueck & Co.	168,092	5,380
	alstria office REIT-AG	389,905	5,266
	Wacker Chemie AG	57,641	5,036
	GRENKE AG	27,863	4,875
	Bechtle AG	44,992	4,726
	FUCHS PETROLUB SE	129,403	4,657
	TLG Immobilien AG	214,693	4,508
^	Stroeer SE & Co. KGaA	95,142	4,355
	Talanx AG	145,846	4,324
	RHOEN-KLINIKUM AG	139,800	4,103
*	MorphoSys AG	96,807	4,038
*	Kloeckner & Co. SE	358,387	3,958
	Duerr AG	51,903	3,945
2	Deutsche Pfandbriefbank AG	396,349	3,904
	Salzgitter AG	142,542	3,756
	CTS Eventim AG & Co. KGaA	123,102	3,745
	Nemetschek SE	69,499	3,744
	Pfeiffer Vacuum Technology AG	39,178	3,668
2	ADO Properties SA	95,443	3,667
*	Schaeffler AG Preference Shares	274,737	3,642
	CompuGroup Medical SE	87,540	3,640
	Leoni AG	132,644	3,618
*	Bilfinger SE	122,771	3,598
*	PATRIZIA Immobilien AG	144,309	3,463
	Indus Holding AG	73,029	3,391
	DMG Mori AG	72,148	3,390
*	zooplus AG	23,424	3,338
	KWS Saat SE	8,417	2,783
	Sixt SE	51,596	2,659
	Jenoptik AG	150,643	2,479
*,^	SGL Carbon SE	225,337	2,461
	Sixt SE Preference Shares	62,297	2,446
	Takkt AG	122,382	2,409
	Carl Zeiss Meditec AG	59,391	2,402
*,^	Heidelberger Druckmaschinen AG	863,283	2,387
^	Puma SE	10,182	2,277
*	Vossloh AG	34,750	2,145
^	ElringKlinger AG	104,256	2,041
	XING AG	10,553	2,005

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	BRAAS Monier Building Group SA	85,125	1,991
*,^	AIXTRON SE	316,585	1,922
^	SMA Solar Technology AG	38,086	1,869
	Draegerwerk AG & Co. KGaA Preference Shares	27,933	1,707
	Bertrandt AG	16,984	1,662
^	BayWa AG	49,878	1,497
	Wacker Neuson SE	94,769	1,463
	RWE AG Preference Shares	122,694	1,395
	Deutz AG	328,835	1,353
	Biotest AG Preference Shares	78,988	1,202
	Deutsche Beteiligungs AG	38,344	1,125
	DIC Asset AG	119,480	1,122
*,2	Hapag-Lloyd AG	51,969	1,099
	comdirect bank AG	105,402	1,077
^	Gerry Weber International AG	90,389	1,053
	Hamburger Hafen und Logistik AG	70,338	1,050
*	H&R AG	56,212	761
*	Hornbach Baumarkt AG	25,916	706
	Draegerwerk AG & Co. KGaA	10,619	588
	Bauer AG	35,757	492
*	CropEnergies AG	74,938	424
	Biotest AG	20,745	387
			4,179,846
Hong Kong (3.1%)
	AIA Group Ltd.	45,613,518	274,861
	CK Hutchison Holdings Ltd.	10,672,912	117,456
	Hong Kong Exchanges and Clearing Ltd.	4,516,250	110,120
	Cheung Kong Property Holdings Ltd.	10,677,446	67,210
	Sun Hung Kai Properties Ltd.	5,347,479	64,427
	CLP Holdings Ltd.	5,842,059	59,727
	Link REIT	8,537,625	58,407
	Hong Kong & China Gas Co. Ltd.	28,390,465	51,857
	Hang Seng Bank Ltd.	2,900,028	49,780
	Power Assets Holdings Ltd.	5,018,496	46,074
	Jardine Matheson Holdings Ltd.	769,122	45,039
	BOC Hong Kong Holdings Ltd.	13,609,349	41,051
	Sands China Ltd.	9,153,889	30,991
	Wharf Holdings Ltd.	4,604,352	28,169
	MTR Corp. Ltd.	5,344,455	27,120
	Hongkong Land Holdings Ltd.	4,424,653	27,044
	Jardine Strategic Holdings Ltd.	849,500	25,715
	Henderson Land Development Co. Ltd.	4,280,276	24,254
	Galaxy Entertainment Group Ltd.	8,071,248	24,048
	AAC Technologies Holdings Inc.	2,654,248	22,812
	Swire Pacific Ltd. Class A	1,926,333	21,896
	New World Development Co. Ltd.	21,355,740	21,694
	Cheung Kong Infrastructure Holdings Ltd.	2,408,471	20,737
	Techtronic Industries Co. Ltd.	4,763,449	19,941
	Sino Land Co. Ltd.	11,792,952	19,452
	China Mengniu Dairy Co. Ltd.	10,255,464	17,969
^	Want Want China Holdings Ltd.	24,178,090	17,405
^	Bank of East Asia Ltd.	4,467,243	17,361
2	WH Group Ltd.	20,017,009	15,838
	Hang Lung Properties Ltd.	7,603,484	15,437
	Wheelock & Co. Ltd.	3,079,305	14,504
	Samsonite International SA	4,851,689	13,448
	Yue Yuen Industrial Holdings Ltd.	3,167,641	12,554
	Swire Properties Ltd.	4,491,118	11,952
	Li & Fung Ltd.	21,894,826	10,660
	Hysan Development Co. Ltd.	2,350,584	10,482
	PCCW Ltd.	15,486,278	10,392
	Hang Lung Group Ltd.	3,285,000	9,896
	NWS Holdings Ltd.	5,393,324	8,568
	Wynn Macau Ltd.	5,498,841	7,984

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Semiconductor Manufacturing International Corp.	97,981,089	7,866
	Tingyi Cayman Islands Holding Corp.	7,369,410	7,002
	Hopewell Holdings Ltd.	2,193,687	6,978
	Minth Group Ltd.	2,094,000	6,768
	ASM Pacific Technology Ltd.	927,764	6,670
	First Pacific Co. Ltd.	8,949,738	6,517
	VTech Holdings Ltd.	616,315	6,501
	Shangri-La Asia Ltd.	6,169,753	6,221
^	Prada SPA	1,989,824	6,164
	Kerry Properties Ltd.	2,486,924	6,135
	Sun Art Retail Group Ltd.	8,415,383	5,935
	Fortune REIT	4,886,000	5,839
	Cathay Pacific Airways Ltd.	3,892,101	5,710
	Xinyi Glass Holdings Ltd.	7,505,077	5,514
*,^	Kingston Financial Group Ltd.	11,726,286	5,296
*	Esprit Holdings Ltd.	6,973,703	5,199
	Haitong International Securities Group Ltd.	8,477,745	5,148
	Champion REIT	9,071,556	5,130
	SJM Holdings Ltd.	7,241,211	4,437
	Uni-President China Holdings Ltd.	5,049,722	4,257
	Man Wah Holdings Ltd.	2,950,800	4,256
^	Xinyi Solar Holdings Ltd.	10,546,978	4,176
	Great Eagle Holdings Ltd.	1,023,688	4,109
	Cafe de Coral Holdings Ltd.	1,294,690	4,057
	MGM China Holdings Ltd.	2,981,871	3,880
^	China Goldjoy Group Ltd.	34,896,000	3,837
	Television Broadcasts Ltd.	1,107,349	3,803
	Dah Sing Financial Holdings Ltd.	603,020	3,721
	L'Occitane International SA	1,770,961	3,621
	Shui On Land Ltd.	13,702,020	3,482
	NagaCorp Ltd.	5,222,000	3,479
^	Value Partners Group Ltd.	3,662,000	3,393
^	Brightoil Petroleum Holdings Ltd.	11,221,319	3,296
^	Guotai Junan International Holdings Ltd.	9,236,844	3,169
^	Chow Tai Fook Jewellery Group Ltd.	4,367,417	3,132
	Johnson Electric Holdings Ltd.	1,361,864	3,044
	FIH Mobile Ltd.	9,297,964	2,993
*	Freeman Financial Corp. Ltd.	46,755,077	2,991
^	Melco International Development Ltd.	3,119,460	2,932
	China Travel International Investment Hong Kong Ltd.	10,017,704	2,914
	Lifestyle International Holdings Ltd.	1,702,530	2,856
	Kerry Logistics Network Ltd.	2,192,862	2,830
	Orient Overseas International Ltd.	805,305	2,772
	Luk Fook Holdings International Ltd.	1,248,000	2,768
	HKBN Ltd.	2,601,000	2,737
*	Huabao International Holdings Ltd.	7,649,847	2,714
	Dah Sing Banking Group Ltd.	1,388,584	2,579
	Stella International Holdings Ltd.	1,432,000	2,531
^	Town Health International Medical Group Ltd.	14,998,000	2,463
	SmarTone Telecommunications Holdings Ltd.	1,373,000	2,449
*,^	KuangChi Science Ltd.	6,197,000	2,441
^	Shougang Fushan Resources Group Ltd.	13,549,711	2,418
^	Truly International Holdings Ltd.	4,998,000	2,412
	Nexteer Automotive Group Ltd.	2,555,000	2,333
	Shun Tak Holdings Ltd.	7,189,228	2,279
	Sunlight REIT	3,939,000	2,250
*	China Oceanwide Holdings Ltd.	20,111,411	2,240
	SITC International Holdings Co. Ltd.	4,201,000	2,236
*	Pou Sheng International Holdings Ltd.	7,665,000	2,230
	Pacific Textiles Holdings Ltd.	1,779,000	2,226
	Yuexiu REIT	3,903,000	2,213
	SEA Holdings Ltd.	870,000	2,106
^	Towngas China Co. Ltd.	3,675,066	2,092
	CP Pokphand Co. Ltd.	19,896,000	2,083

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	K Wah International Holdings Ltd.	4,151,000	2,071
*,^,2	IMAX China Holding Inc.	413,800	2,047
	Giordano International Ltd.	4,240,000	1,967
*	Global Brands Group Holding Ltd.	22,312,428	1,959
*	China Innovative Finance Group Ltd.	18,858,000	1,945
^	China LNG Group Ltd.	59,660,000	1,931
	Convoy Financial Holdings Ltd.	42,000,000	1,925
	Hopewell Highway Infrastructure Ltd.	3,750,160	1,867
	CITIC Telecom International Holdings Ltd.	4,908,000	1,852
	United Co. RUSAL plc	6,154,435	1,832
	Texwinca Holdings Ltd.	2,403,930	1,780
*,2	Regina Miracle International Holdings Ltd.	1,286,000	1,706
	Prosperity REIT	4,070,000	1,670
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,884,435	1,656
^	TCL Communication Technology Holdings Ltd.	1,755,000	1,623
	G-Resources Group Ltd.	81,234,000	1,551
^	IGG Inc.	3,465,000	1,511
^	SA Sa International Holdings Ltd.	3,826,227	1,510
	Chow Sang Sang Holdings International Ltd.	842,000	1,493
*,^	TOM Group Ltd.	5,834,000	1,477
	China Harmony New Energy Auto Holding Ltd.	2,701,000	1,460
	Dynam Japan Holdings Co. Ltd.	1,027,200	1,459
	Yingde Gases Group Co. Ltd.	3,936,000	1,440
	Goodbaby International Holdings Ltd.	3,099,000	1,431
^	China Strategic Holdings Ltd.	53,715,000	1,419
*,^	MMG Ltd.	5,596,000	1,390
	Kowloon Development Co. Ltd.	1,439,266	1,376
*	Beijing Enterprises Medical & Health Group Ltd.	18,180,000	1,339
*	HC International Inc.	2,066,000	1,331
*,^	Sino Oil And Gas Holdings Ltd.	50,465,000	1,306
^	Chong Hing Bank Ltd.	607,000	1,241
^	Sun Hung Kai & Co. Ltd.	2,104,000	1,240
*,^	Pacific Basin Shipping Ltd.	13,046,000	1,233
	China Medical & HealthCare Group Ltd.	16,150,000	1,230
*	Canvest Environmental Protection Group Co. Ltd.	2,669,000	1,206
*	Mason Financial Holdings Ltd.	30,320,000	1,180
^	Ju Teng International Holdings Ltd.	2,912,000	1,172
*	NetMind Financial Holdings Ltd.	104,560,000	1,144
2	Nirvana Asia Ltd.	3,483,000	1,107
^	NewOcean Energy Holdings Ltd.	3,310,000	1,090
*,^	China Financial International Investments Ltd.	16,790,000	1,085
	Gemdale Properties & Investment Corp. Ltd.	20,174,000	1,069
	Far East Consortium International Ltd.	3,285,000	1,042
*,^	United Photovoltaics Group Ltd.	13,146,000	1,004
	Spring REIT	2,308,000	1,003
*	GCL New Energy Holdings Ltd.	22,894,000	992
^	Emperor Capital Group Ltd.	11,070,000	975
	APT Satellite Holdings Ltd.	1,355,000	950
*	13 Holdings Ltd.	2,695,000	939
*,^	China LotSynergy Holdings Ltd.	25,620,000	885
	Lai Sun Development Co. Ltd.	56,452,500	869
	China Aerospace International Holdings Ltd.	6,918,000	859
	Technovator International Ltd.	1,628,000	834
*	Macau Legend Development Ltd.	6,202,505	815
*,2	China Jicheng Holdings Ltd.	30,576,833	812
*,^	China Ocean Industry Group Ltd.	36,255,000	803
*	Mei Ah Entertainment Group Ltd.	11,660,000	782
*	Microport Scientific Corp.	1,558,000	780
	TCC International Holdings Ltd.	4,720,000	778
^	China Silver Group Ltd.	3,656,000	761
	Shenwan Hongyuan HK Ltd.	1,440,000	738
	Road King Infrastructure Ltd.	923,000	726
*	United Laboratories International Holdings Ltd.	1,774,000	700
	Liu Chong Hing Investment Ltd.	590,000	697

17

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	Good Resources Holdings Ltd.	9,399,595	671
^	Lee's Pharmaceutical Holdings Ltd.	901,500	668
*,^	Hang Fat Ginseng Holdings Co. Ltd.	105,990,000	629
	New Sports Group Ltd.	34,140,000	620
	TPV Technology Ltd.	3,224,000	617
*,^	Suncorp Technologies Ltd.	42,520,000	584
*,^	Summit Ascent Holdings Ltd.	2,980,000	562
*	Midland Holdings Ltd.	2,023,500	558
^,2	CGN New Energy Holdings Co. Ltd.	4,050,000	555
	Varitronix International Ltd.	1,021,000	541
	IT Ltd.	1,802,000	536
	Springland International Holdings Ltd.	3,917,000	505
*,^	Peace Map Holding Ltd.	19,280,000	487
	Singamas Container Holdings Ltd.	5,076,000	486
	Sincere Watch Hong Kong Ltd.	8,630,000	464
*	New Focus Auto Tech Holdings Ltd.	6,176,000	463
*	PetroAsian Energy Holdings Ltd.	18,912,000	450
*	Yanchang Petroleum International Ltd.	16,530,000	444
	AMVIG Holdings Ltd.	1,076,000	423
*,^	Anton Oilfield Services Group	3,980,000	420
*	SOCAM Development Ltd.	884,000	415
	EVA Precision Industrial Holdings Ltd.	4,112,000	396
	Parkson Retail Group Ltd.	4,444,494	393
	China Healthcare Enterprise Group Ltd.	9,952,000	375
*,^	Haier Healthwise Holdings Ltd.	11,514,000	363
*	Silver Base Group Holdings Ltd.	2,547,000	360
*,^	Xinchen China Power Holdings Ltd.	2,932,000	359
*	Kong Sun Holdings Ltd.	6,850,000	344
	China Huarong Energy Co. Ltd.	5,016,191	336
	Xinyi Automobile Glass Hong Kong Enterprises Ltd.	9	328
	Henderson Investment Ltd.	4,077,000	326
	Polytec Asset Holdings Ltd.	4,853,779	319
*	Honghua Group Ltd.	6,276,000	292
	Inspur International Ltd.	1,610,000	289
*,^	Emperor Watch & Jewellery Ltd.	12,340,000	270
*	Hong Kong Television Network Ltd.	1,511,000	268
*	Auto Italia Holdings	11,975,000	249
	Yip's Chemical Holdings Ltd.	770,000	249
	New World Department Store China Ltd.	1,887,000	246
*,^	Sunshine Oilsands Ltd.	5,219,500	236
*	Neo-Neon Holdings Ltd.	1,438,000	195
*	Trinity Ltd.	2,570,000	183
*	SPT Energy Group Inc.	2,656,000	179
*	Goldin Financial Holdings Ltd.	261,726	165
*	Winshine Science Co. Ltd.	5,944,000	160
*	China Household Holdings Ltd.	7,100,000	89
*	GT Group Holdings Ltd.	1,888,000	74
	Regal Hotels International Holdings Ltd.	35,125	17
			1,842,385
Ireland (0.3%)
	Kerry Group plc Class A	552,634	49,101
*	Bank of Ireland	104,328,079	21,741
	Smurfit Kappa Group plc	898,072	19,907
	Kingspan Group plc	667,939	14,454
	Glanbia plc	663,689	12,524
	Ryanair Holdings plc ADR	164,366	11,430
*	Ryanair Holdings plc	380,638	4,797
	C&C Group plc	1,207,055	4,729
	Green REIT plc	2,581,879	3,994
	Hibernia REIT plc	2,603,425	3,884
	Origin Enterprises plc	469,708	2,831
	Irish Continental Group plc	601,622	2,815
*	Permanent TSB Group Holdings plc	409,490	771
*	Smurfit Kappa Group plc (London Shares)	4,595	100

18

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	FBD Holdings plc	4,820	31
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			153,109
Israel (0.6%)
	Teva Pharmaceutical Industries Ltd.	3,751,344	189,887
	Bank Hapoalim BM	3,773,019	19,045
*	Bank Leumi Le-Israel BM	4,906,879	17,302
	Bezeq The Israeli Telecommunication Corp. Ltd.	7,711,221	15,317
	Nice Ltd.	204,013	12,811
	Elbit Systems Ltd.	90,590	8,209
*	Israel Discount Bank Ltd. Class A	4,088,025	7,052
	Azrieli Group Ltd.	165,351	7,037
	Israel Chemicals Ltd.	1,680,649	6,564
	Frutarom Industries Ltd.	141,836	6,562
	Mizrahi Tefahot Bank Ltd.	447,309	5,169
	Teva Pharmaceutical Industries Ltd. ADR	95,178	4,781
*	Tower Semiconductor Ltd.	321,073	3,888
	Delek Group Ltd.	19,017	3,718
	Gazit-Globe Ltd.	362,742	3,253
	Paz Oil Co. Ltd.	19,135	3,081
	Alony Hetz Properties & Investments Ltd.	342,517	2,802
	Melisron Ltd.	55,328	2,226
*	Airport City Ltd.	224,943	2,204
	First International Bank Of Israel Ltd.	170,087	2,087
	Strauss Group Ltd.	129,266	2,038
	Reit 1 Ltd.	612,834	1,824
	Amot Investments Ltd.	389,180	1,589
	Harel Insurance Investments & Financial Services Ltd.	442,773	1,550
*	Partner Communications Co. Ltd.	334,401	1,540
*	Oil Refineries Ltd.	4,211,103	1,491
	Israel Corp. Ltd.	9,012	1,431
*	Mazor Robotics Ltd.	159,867	1,429
	Shikun & Binui Ltd.	803,030	1,372
*	Cellcom Israel Ltd. (Registered)	188,809	1,266
*	Jerusalem Oil Exploration	30,909	1,205
*	Compugen Ltd.	161,429	1,034
*	Nova Measuring Instruments Ltd.	90,115	979
*	Jerusalem Economy Ltd.	533,491	958
	B Communications Ltd.	39,182	939
	Delta-Galil Industries Ltd.	34,291	918
	Delek Automotive Systems Ltd.	108,079	907
*	Delek Energy Systems Ltd.	1,680	874
	IDI Insurance Co. Ltd.	18,207	859
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	21,693	818
*	Clal Insurance Enterprises Holdings Ltd.	74,543	754
	Shufersal Ltd.	219,343	738
*	Menora Mivtachim Holdings Ltd.	85,098	663
	Africa Israel Properties Ltd.	41,455	640
*	Phoenix Holdings Ltd.	272,719	625
	Electra Ltd.	4,973	613
*	Kenon Holdings Ltd.	59,093	612
*	Evogene Ltd.	92,619	578
*	Gilat Satellite Networks Ltd.	132,896	568
*	Allot Communications Ltd.	113,630	551
	Norstar Holdings Inc.	35,247	526
*	Migdal Insurance & Financial Holding Ltd.	843,302	484
*	AudioCodes Ltd.	99,952	417
	Property & Building Corp. Ltd.	4,482	324
*	Naphtha Israel Petroleum Corp. Ltd.	59,996	294
*	Kamada Ltd.	75,204	278
*	Ceragon Networks Ltd.	103,862	166
*	Silicom Ltd.	2,262	68

19

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Africa Israel Investments Ltd.	111,794	30
			356,945
Italy (1.9%)
	Eni SPA	9,334,529	150,704
	Enel SPA	28,852,969	128,324
	Intesa Sanpaolo SPA (Registered)	45,796,336	87,844
	Assicurazioni Generali SPA	4,778,762	56,268
	Snam SPA	9,273,595	55,481
	Atlantia SPA	1,808,254	45,101
	UniCredit SPA	19,189,912	42,837
	Luxottica Group SPA	675,130	32,896
	Terna Rete Elettrica Nazionale SPA	5,402,339	30,102
*	Telecom Italia SPA (Registered)	34,945,254	28,669
	Tenaris SA	1,788,892	25,870
	CNH Industrial NV	3,490,306	25,376
	Fiat Chrysler Automobiles NV	3,329,814	20,555
	Ferrari NV	498,588	20,325
	Prysmian SPA	779,626	17,091
	Telecom Italia SPA (Bearer)	22,923,245	14,749
*	Leonardo-Finmeccanica SPA	1,443,737	14,669
	EXOR SPA	391,336	14,457
	Mediobanca SPA	2,102,892	12,217
	Recordati SPA	385,995	11,605
2	Poste Italiane SPA	1,718,657	11,421
	Davide Campari-Milano SPA	1,091,123	10,811
	Mediaset SPA	2,848,499	10,027
	Unione di Banche Italiane SPA	3,302,788	9,264
*	Saipem SPA	21,921,834	8,845
*	Italcementi SPA	732,243	8,586
	Moncler SPA	496,573	7,855
^	Banco Popolare SC	3,173,410	7,742
	A2A SPA	5,823,690	7,694
	Banca Popolare di Milano Scarl	16,593,478	6,932
	Hera SPA	2,502,246	6,845
	Banca Popolare dell'Emilia Romagna SC	1,848,360	6,790
	Banca Mediolanum SPA	983,761	6,740
	Brembo SPA	112,037	6,161
	UnipolSai SPA	4,031,256	6,060
	Intesa Sanpaolo SPA	3,320,960	5,931
	Azimut Holding SPA	362,521	5,908
	Cerved Information Solutions SPA	730,169	5,757
*	Yoox Net-A-Porter Group SPA	236,331	5,486
	DiaSorin SPA	89,402	5,486
	FinecoBank Banca Fineco SPA	810,413	5,321
	De' Longhi SPA	214,591	5,109
	Interpump Group SPA	323,158	5,080
^	Buzzi Unicem SPA	274,350	4,799
	Banca Popolare di Sondrio SCARL	1,707,948	4,402
	Unipol Gruppo Finanziario SPA	1,842,922	4,334
	Banca Generali SPA	211,654	4,237
2	Infrastrutture Wireless Italiane SPA	911,844	4,040
	Societa Cattolica di Assicurazioni SCRL	630,890	4,006
*,^	Banca Monte dei Paschi di Siena SPA	9,248,711	3,973
	Autogrill SPA	479,306	3,875
	Salvatore Ferragamo SPA	186,279	3,785
2	Anima Holding SPA	788,819	3,743
	Ansaldo STS SPA	328,054	3,735
*	Ei Towers SPA	65,708	3,332
	Industria Macchine Automatiche SPA	55,247	3,323
	Parmalat SPA	1,203,750	3,129
	Iren SPA	1,875,504	2,902
	Amplifon SPA	295,316	2,766
^	Tod's SPA	49,683	2,665
2	OVS SPA	452,018	2,634

20

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Beni Stabili SpA SIIQ	3,931,795	2,436
	MARR SPA	127,814	2,419
^	Saras SPA	1,342,070	2,325
	Societa Iniziative Autostradali e Servizi SPA	260,756	2,247
	ACEA SPA	179,932	2,199
	Reply SPA	16,105	2,053
	Danieli & C Officine Meccaniche SPA RSP	146,558	2,047
	ERG SPA	179,027	2,040
	Credito Valtellinese SC	4,437,145	2,037
	Salini Impregilo SPA	704,936	1,994
	Brunello Cucinelli SPA	107,106	1,922
	Credito Emiliano SPA	302,124	1,843
	Italmobiliare SPA RSP	61,161	1,756
2	RAI Way SPA	378,889	1,708
	Banca IFIS SPA	73,503	1,488
	Buzzi Unicem SPA RSP	143,746	1,440
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	1,603,052	1,434
	ASTM SPA	130,748	1,422
	CIR-Compagnie Industriali Riunite SPA	1,203,287	1,297
^	Piaggio & C SPA	693,880	1,218
	Datalogic SPA	73,715	1,189
	Immobiliare Grande Distribuzione SIIQ SPA	1,354,854	1,111
*,^	Banca Carige SPA	2,576,537	1,055
	Geox SPA	323,779	1,007
	Danieli & C Officine Meccaniche SPA	50,639	905
*	Safilo Group SPA	114,711	869
	Cementir Holding SPA	208,530	834
	Italmobiliare SPA	22,635	797
	Zignago Vetro SPA	107,695	656
*,^	Fincantieri SPA	1,781,437	643
^	Astaldi SPA	150,924	616
	Esprinet SPA	104,837	603
*	Gruppo Editoriale L'Espresso SPA	636,218	525
	Cofide SPA	1,305,580	501
*	Juventus Football Club SPA	1,610,708	455
	DeA Capital SPA	378,098	448
*	Arnoldo Mondadori Editore SPA	383,762	409
	TREVI - Finanziaria Industriale SPA	276,043	384
	Falck Renewables SPA	362,826	281
			1,117,284
Japan (21.2%)
	Toyota Motor Corp.	10,415,374	520,736
	Mitsubishi UFJ Financial Group Inc.	52,039,717	231,958
	KDDI Corp.	7,118,322	216,691
	SoftBank Group Corp.	3,422,552	193,631
	Japan Tobacco Inc.	4,532,070	181,557
	Honda Motor Co. Ltd.	6,785,393	171,323
	Sumitomo Mitsui Financial Group Inc.	4,921,694	141,106
	Sony Corp.	4,758,948	139,276
	Mizuho Financial Group Inc.	94,644,357	135,500
	NTT DOCOMO Inc.	4,974,953	133,866
	East Japan Railway Co.	1,438,441	132,542
	Takeda Pharmaceutical Co. Ltd.	2,932,054	126,559
	Astellas Pharma Inc.	8,036,980	125,773
	Seven & i Holdings Co. Ltd.	2,947,188	123,043
	Central Japan Railway Co.	686,117	121,440
	FANUC Corp.	741,863	120,083
	Keyence Corp.	173,883	117,276
	Canon Inc.	3,963,135	113,087
	Kao Corp.	1,899,263	109,604
	Mitsubishi Corp.	5,215,812	91,197
	Shin-Etsu Chemical Co. Ltd.	1,561,386	91,078
	Mitsubishi Electric Corp.	7,482,622	88,723
	Mitsubishi Estate Co. Ltd.	4,804,850	87,852

21

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

		Market
		Value
	Shares	($000)
Tokio Marine Holdings Inc.	2,653,143	87,764
Nissan Motor Co. Ltd.	9,512,789	85,720
Daikin Industries Ltd.	1,009,294	84,090
Mitsui Fudosan Co. Ltd.	3,595,310	82,074
Fuji Heavy Industries Ltd.	2,373,936	81,265
Murata Manufacturing Co. Ltd.	718,015	80,546
Bridgestone Corp.	2,428,993	77,563
Mitsui & Co. Ltd.	6,445,681	76,321
Ono Pharmaceutical Co. Ltd.	1,728,115	74,624
Otsuka Holdings Co. Ltd.	1,601,010	73,776
Hitachi Ltd.	17,581,638	73,085
Daiwa House Industry Co. Ltd.	2,444,879	71,341
Panasonic Corp.	8,060,216	69,741
Nidec Corp.	918,288	69,312
Denso Corp.	1,901,774	66,811
ITOCHU Corp.	5,450,773	66,229
Nippon Telegraph & Telephone Corp.	1,356,479	63,678
ORIX Corp.	4,967,971	63,438
Komatsu Ltd.	3,567,795	61,979
Daiichi Sankyo Co. Ltd.	2,554,652	61,643
Shionogi & Co. Ltd.	1,123,592	61,107
FUJIFILM Holdings Corp.	1,528,331	59,060
Nintendo Co. Ltd.	409,407	58,416
Nippon Steel & Sumitomo Metal Corp.	3,004,607	57,415
Kubota Corp.	4,262,301	57,087
Kyocera Corp.	1,182,213	56,052
Eisai Co. Ltd.	1,006,441	55,919
Secom Co. Ltd.	734,333	54,202
SMC Corp.	222,142	54,187
Hoya Corp.	1,498,664	53,359
Kirin Holdings Co. Ltd.	3,174,133	53,351
MEIJI Holdings Co. Ltd.	519,606	52,756
Fast Retailing Co. Ltd.	193,992	52,009
Terumo Corp.	1,197,020	50,755
MS&AD Insurance Group Holdings Inc.	1,954,190	50,329
Tokyo Electron Ltd.	591,508	49,730
Toray Industries Inc.	5,775,937	49,089
Mitsubishi Heavy Industries Ltd.	12,144,184	48,478
Dai-ichi Life Insurance Co. Ltd.	4,282,730	47,484
Oriental Land Co. Ltd.	733,061	47,276
Asahi Group Holdings Ltd.	1,440,741	46,476
Sumitomo Mitsui Trust Holdings Inc.	14,345,194	46,425
Nomura Holdings Inc.	12,906,310	46,249
Ajinomoto Co. Inc.	1,958,693	45,979
Daito Trust Construction Co. Ltd.	281,501	45,630
Olympus Corp.	1,219,223	45,360
Shimano Inc.	299,271	45,356
Sumitomo Realty & Development Co. Ltd.	1,652,759	44,601
West Japan Railway Co.	698,660	44,160
Sumitomo Corp.	4,259,244	42,627
Suzuki Motor Corp.	1,554,619	41,956
Aeon Co. Ltd.	2,633,004	40,792
* Toshiba Corp.	14,458,646	39,505
Dentsu Inc.	843,349	39,403
Sekisui House Ltd.	2,236,096	38,911
Shiseido Co. Ltd.	1,485,726	38,308
Chubu Electric Power Co. Inc.	2,689,384	38,294
Sumitomo Electric Industries Ltd.	2,900,644	38,180
Sompo Japan Nipponkoa Holdings Inc.	1,424,988	37,747
Tokyu Corp.	4,300,809	37,609
Sysmex Corp.	543,734	37,167
Nitto Denko Corp.	584,451	36,855
Recruit Holdings Co. Ltd.	995,854	36,216
Tokyo Gas Co. Ltd.	8,790,797	36,088

22

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Hankyu Hanshin Holdings Inc.	4,795,635	35,693
	JX Holdings Inc.	9,177,661	35,663
	Asahi Kasei Corp.	5,055,595	35,033
	Rakuten Inc.	3,179,325	34,291
	Daiwa Securities Group Inc.	6,417,271	33,730
	Nitori Holdings Co. Ltd.	280,737	33,683
	Taisei Corp.	4,121,091	33,606
	Unicharm Corp.	1,478,221	32,928
	Yamato Holdings Co. Ltd.	1,348,703	30,890
	Makita Corp.	461,891	30,457
	Resona Holdings Inc.	8,277,999	30,154
	Aisin Seiki Co. Ltd.	734,192	29,802
	Chugai Pharmaceutical Co. Ltd.	828,027	29,420
	Kintetsu Group Holdings Co. Ltd.	6,841,553	29,197
	Mazda Motor Corp.	2,152,218	28,826
	Osaka Gas Co. Ltd.	7,519,740	28,795
	Marubeni Corp.	6,310,122	28,326
	Inpex Corp.	3,489,996	27,227
	Obayashi Corp.	2,569,391	27,203
	Odakyu Electric Railway Co. Ltd.	2,328,676	27,178
*	Kansai Electric Power Co. Inc.	2,776,167	26,918
	Dai Nippon Printing Co. Ltd.	2,345,230	26,047
	TDK Corp.	455,105	25,359
	Isuzu Motors Ltd.	2,062,239	25,241
	JFE Holdings Inc.	1,946,950	25,194
*	Tokyo Electric Power Co. Holdings Inc.	5,906,443	24,907
	Fujitsu Ltd.	6,761,158	24,776
	Toyota Industries Corp.	621,476	24,579
	Omron Corp.	746,928	24,202
	Kikkoman Corp.	661,340	24,201
	M3 Inc.	687,809	23,821
	Japan Exchange Group Inc.	2,080,680	23,802
	Sumitomo Chemical Co. Ltd.	5,763,055	23,634
	Santen Pharmaceutical Co. Ltd.	1,513,320	23,600
	NEC Corp.	9,847,604	22,846
	Mitsubishi Chemical Holdings Corp.	4,995,101	22,782
	Tohoku Electric Power Co. Inc.	1,810,484	22,705
	NTT Data Corp.	475,230	22,394
	Ricoh Co. Ltd.	2,583,860	22,328
	Suntory Beverage & Food Ltd.	491,544	22,120
	Kajima Corp.	3,187,117	22,012
	Yahoo Japan Corp.	4,956,354	21,827
	Ryohin Keikaku Co. Ltd.	89,677	21,757
	TOTO Ltd.	542,625	21,501
	Tobu Railway Co. Ltd.	3,826,988	20,941
	Japan Post Holdings Co. Ltd.	1,717,043	20,788
	NGK Insulators Ltd.	1,028,398	20,648
	Keio Corp.	2,182,677	20,511
	T&D Holdings Inc.	2,384,967	20,136
	Shimizu Corp.	2,158,999	20,099
	Yakult Honsha Co. Ltd.	389,533	20,052
	Lawson Inc.	249,593	19,787
	Koito Manufacturing Co. Ltd.	431,605	19,753
	Asahi Glass Co. Ltd.	3,648,867	19,720
	Nagoya Railroad Co. Ltd.	3,458,821	19,404
	Bandai Namco Holdings Inc.	740,210	19,020
	Keikyu Corp.	1,862,268	18,653
	Toyota Tsusho Corp.	855,297	18,348
	Japan Post Bank Co. Ltd.	1,562,674	18,311
	Sumitomo Metal Mining Co. Ltd.	1,808,199	18,251
	MISUMI Group Inc.	1,017,343	18,219
	Taisho Pharmaceutical Holdings Co. Ltd.	173,692	18,202
	Nikon Corp.	1,333,615	18,021
*	Concordia Financial Group Ltd.	4,591,720	17,967

23

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

		Market
		Value
	Shares	($000)
NH Foods Ltd.	735,245	17,863
Kyushu Electric Power Co. Inc.	1,761,317	17,553
Seiko Epson Corp.	1,081,656	17,285
Sekisui Chemical Co. Ltd.	1,405,184	17,224
Yamaha Corp.	632,136	16,989
Toppan Printing Co. Ltd.	1,974,927	16,930
Nippon Paint Holdings Co. Ltd.	685,601	16,840
Kyowa Hakko Kirin Co. Ltd.	980,655	16,655
Don Quijote Holdings Co. Ltd.	444,118	16,408
LIXIL Group Corp.	996,155	16,377
Yamaha Motor Co. Ltd.	1,068,018	16,173
Tsuruha Holdings Inc.	134,225	16,122
Nisshin Seifun Group Inc.	1,002,463	16,024
Electric Power Development Co. Ltd.	681,666	15,844
Hisamitsu Pharmaceutical Co. Inc.	276,241	15,844
Kuraray Co. Ltd.	1,328,929	15,805
Nissan Chemical Industries Ltd.	542,773	15,765
Trend Micro Inc.	432,864	15,417
Lion Corp.	936,270	15,343
Kawasaki Heavy Industries Ltd.	5,477,877	15,328
Aozora Bank Ltd.	4,434,328	15,321
Mitsubishi Tanabe Pharma Corp.	851,591	15,275
Kansai Paint Co. Ltd.	758,147	15,272
IHI Corp.	5,677,533	15,207
Shimadzu Corp.	1,013,139	15,079
Nissin Foods Holdings Co. Ltd.	274,538	14,947
Seibu Holdings Inc.	884,085	14,927
Suruga Bank Ltd.	657,398	14,845
Hirose Electric Co. Ltd.	120,800	14,767
Chugoku Electric Power Co. Inc.	1,153,834	14,606
Hoshizaki Electric Co. Ltd.	149,027	14,536
Yamada Denki Co. Ltd.	2,738,154	14,389
Shizuoka Bank Ltd.	2,047,363	14,386
Alfresa Holdings Corp.	681,175	14,186
Hulic Co. Ltd.	1,350,237	14,157
Hamamatsu Photonics KK	506,915	14,114
Toho Gas Co. Ltd.	1,730,875	14,082
Toyo Suisan Kaisha Ltd.	344,102	13,902
Obic Co. Ltd.	253,613	13,865
Nomura Research Institute Ltd.	376,611	13,716
Amada Holdings Co. Ltd.	1,355,241	13,703
USS Co. Ltd.	833,690	13,674
Konami Holdings Corp.	360,728	13,659
Park24 Co. Ltd.	393,945	13,492
Keisei Electric Railway Co. Ltd.	1,050,023	13,467
Kewpie Corp.	424,413	13,446
Alps Electric Co. Ltd.	711,998	13,412
Yamazaki Baking Co. Ltd.	479,821	13,307
Nippon Express Co. Ltd.	2,911,897	13,273
Rohm Co. Ltd.	336,650	13,200
Yaskawa Electric Corp.	1,016,841	13,173
NSK Ltd.	1,764,759	13,053
Keihan Holdings Co. Ltd.	1,870,734	12,924
Oji Holdings Corp.	3,360,002	12,886
Sohgo Security Services Co. Ltd.	260,313	12,794
Mitsui Chemicals Inc.	3,488,760	12,724
Rinnai Corp.	143,144	12,596
ANA Holdings Inc.	4,434,353	12,582
Konica Minolta Inc.	1,732,940	12,567
Iida Group Holdings Co. Ltd.	608,950	12,403
Isetan Mitsukoshi Holdings Ltd.	1,389,112	12,321
Daicel Corp.	1,187,045	12,277
^ Casio Computer Co. Ltd.	855,346	12,223
Toho Co. Ltd. (Tokyo Shares)	441,985	12,174

24

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

		Market
		Value
	Shares	($000)
Shimamura Co. Ltd.	82,465	12,173
Tokyu Fudosan Holdings Corp.	1,954,877	12,126
Stanley Electric Co. Ltd.	569,752	12,099
Pigeon Corp.	410,003	12,092
Sundrug Co. Ltd.	129,545	12,045
Calbee Inc.	287,446	11,932
Chiba Bank Ltd.	2,529,418	11,931
JGC Corp.	822,896	11,693
Toyo Seikan Group Holdings Ltd.	615,035	11,693
FamilyMart Co. Ltd.	191,557	11,636
Nankai Electric Railway Co. Ltd.	2,070,069	11,634
Marui Group Co. Ltd.	854,639	11,468
Ezaki Glico Co. Ltd.	197,069	11,458
Mitsubishi Materials Corp.	4,784,236	11,396
Tosoh Corp.	2,462,791	11,297
NGK Spark Plug Co. Ltd.	749,437	11,276
Asics Corp.	668,496	11,221
Sojitz Corp.	4,751,529	11,201
Teijin Ltd.	3,357,876	11,060
CyberAgent Inc.	183,049	10,989
Hakuhodo DY Holdings Inc.	916,004	10,925
Nippon Yusen KK	6,189,997	10,853
Mitsubishi Motors Corp.	2,374,857	10,790
Taiheiyo Cement Corp.	4,574,210	10,781
Haseko Corp.	1,069,472	10,674
Kobayashi Pharmaceutical Co. Ltd.	240,142	10,622
Nabtesco Corp.	443,628	10,593
Sumitomo Dainippon Pharma Co. Ltd.	610,988	10,547
Kakaku.com Inc.	534,162	10,530
Yokogawa Electric Corp.	937,006	10,521
Daihatsu Motor Co. Ltd.	806,419	10,474
Hino Motors Ltd.	1,036,589	10,258
Credit Saison Co. Ltd.	612,873	10,257
Nippon Shinyaku Co. Ltd.	194,934	10,211
TonenGeneral Sekiyu KK	1,124,362	10,210
Suzuken Co. Ltd.	319,206	10,035
MediPal Holdings Corp.	604,344	9,917
J Front Retailing Co. Ltd.	951,138	9,823
JTEKT Corp.	868,629	9,793
Square Enix Holdings Co. Ltd.	303,866	9,790
Joyo Bank Ltd.	2,596,142	9,677
Kurita Water Industries Ltd.	433,002	9,634
Brother Industries Ltd.	900,435	9,608
Temp Holdings Co. Ltd.	557,469	9,600
JSR Corp.	726,029	9,553
Sawai Pharmaceutical Co. Ltd.	123,907	9,547
Tokyo Tatemono Co. Ltd.	792,376	9,465
Start Today Co. Ltd.	177,719	9,443
Ebara Corp.	1,718,636	9,443
Sotetsu Holdings Inc.	1,684,352	9,418
Sumitomo Heavy Industries Ltd.	2,149,358	9,381
DeNA Co. Ltd.	402,265	9,333
Miraca Holdings Inc.	216,490	9,329
Kobe Steel Ltd.	11,429,578	9,306
Disco Corp.	103,443	9,292
Shinsei Bank Ltd.	6,434,114	9,286
Fukuoka Financial Group Inc.	2,783,584	9,155
Fuji Electric Co. Ltd.	2,172,435	9,122
Sumitomo Rubber Industries Ltd.	683,279	9,099
Kose Corp.	108,422	9,099
Otsuka Corp.	195,256	9,072
Mitsui OSK Lines Ltd.	4,264,892	9,041
Asahi Intecc Co. Ltd.	185,991	9,021
Kaken Pharmaceutical Co. Ltd.	136,411	8,895

25

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Hokuriku Electric Power Co.	717,433	8,859
	AEON Financial Service Co. Ltd.	407,997	8,768
	Minebea Co. Ltd.	1,259,918	8,480
	Bank of Kyoto Ltd.	1,383,340	8,446
	Mabuchi Motor Co. Ltd.	200,241	8,407
	Maruichi Steel Tube Ltd.	240,691	8,394
	Air Water Inc.	571,949	8,374
	Nifco Inc.	159,930	8,326
	Ito En Ltd.	215,360	8,292
	Idemitsu Kosan Co. Ltd.	383,777	8,275
	Yamaguchi Financial Group Inc.	875,252	8,240
	Sega Sammy Holdings Inc.	766,165	8,226
	Kaneka Corp.	1,239,336	8,209
	Miura Co. Ltd.	366,100	8,145
	Takashimaya Co. Ltd.	1,140,349	8,142
	SCREEN Holdings Co. Ltd.	742,335	8,052
	Azbil Corp.	274,301	8,049
	Nomura Real Estate Holdings Inc.	458,148	7,971
	Nihon Kohden Corp.	282,661	7,920
^	Japan Airport Terminal Co. Ltd.	218,520	7,870
	Nichirei Corp.	851,522	7,782
	Seven Bank Ltd.	2,518,802	7,777
	Mitsubishi Gas Chemical Co. Inc.	1,478,617	7,670
	Sugi Holdings Co. Ltd.	138,111	7,652
	Nihon M&A Center Inc.	118,500	7,643
	Hitachi Metals Ltd.	752,641	7,615
	Nexon Co. Ltd.	517,837	7,607
	Kamigumi Co. Ltd.	824,285	7,574
	Hiroshima Bank Ltd.	2,274,451	7,573
^	Kagome Co. Ltd.	287,033	7,554
	Nishi-Nippon Railroad Co. Ltd.	1,455,654	7,538
	Daifuku Co. Ltd.	423,200	7,513
	Japan Airlines Co. Ltd.	233,117	7,482
	Sony Financial Holdings Inc.	665,427	7,469
^	Advantest Corp.	671,283	7,453
	Kyushu Financial Group Inc.	1,492,220	7,399
	THK Co. Ltd.	435,684	7,393
	Hitachi Chemical Co. Ltd.	397,824	7,374
	SBI Holdings Inc.	745,589	7,372
	Matsumotokiyoshi Holdings Co. Ltd.	151,733	7,369
^	MonotaRO Co. Ltd.	225,317	7,367
	NOK Corp.	435,803	7,366
^	Kawasaki Kisen Kaisha Ltd.	3,133,981	7,359
	Ain Holdings Inc.	94,100	7,282
	Sankyo Co. Ltd.	195,108	7,274
	Hikari Tsushin Inc.	86,403	7,221
	Mitsubishi Logistics Corp.	515,330	7,184
*	Acom Co. Ltd.	1,493,748	7,179
	Nippon Shokubai Co. Ltd.	124,591	7,109
	IT Holdings Corp.	309,200	7,099
	Tsumura & Co.	262,175	7,077
	Sanwa Holdings Corp.	781,433	7,062
	Shikoku Electric Power Co. Inc.	593,847	6,993
	Sapporo Holdings Ltd.	241,899	6,979
	UNY Group Holdings Co. Ltd.	824,830	6,916
	Zenkoku Hosho Co. Ltd.	191,329	6,910
	COMSYS Holdings Corp.	428,160	6,906
	Sumitomo Forestry Co. Ltd.	511,791	6,904
	Megmilk Snow Brand Co. Ltd.	198,500	6,896
	Chugoku Bank Ltd.	676,422	6,879
	Hachijuni Bank Ltd.	1,582,134	6,872
	Showa Shell Sekiyu KK	736,086	6,839
	Hitachi High-Technologies Corp.	250,985	6,836
	Oracle Corp. Japan	127,695	6,796

26

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Aoyama Trading Co. Ltd.	185,509	6,791
	Denka Co. Ltd.	1,687,641	6,786
	Coca-Cola West Co. Ltd.	240,183	6,773
	Relo Holdings Inc.	38,100	6,677
	Ube Industries Ltd.	4,054,060	6,669
	Nippon Electric Glass Co. Ltd.	1,577,400	6,580
	House Foods Group Inc.	284,577	6,568
	Pola Orbis Holdings Inc.	70,270	6,544
	DIC Corp.	313,787	6,532
	Cosmos Pharmaceutical Corp.	32,407	6,500
*	Itoham Yonekyu Holdings Inc.	631,005	6,483
	Leopalace21 Corp.	927,500	6,479
	Horiba Ltd.	148,100	6,476
	Toyobo Co. Ltd.	3,400,368	6,406
	Nippon Kayaku Co. Ltd.	649,139	6,401
	Iyo Bank Ltd.	1,049,241	6,400
	Benesse Holdings Inc.	272,616	6,370
	Mitsubishi UFJ Lease & Finance Co. Ltd.	1,664,019	6,357
	Nippon Paper Industries Co. Ltd.	361,993	6,308
	ABC-Mart Inc.	93,072	6,194
	Takara Holdings Inc.	675,313	6,185
	Japan Steel Works Ltd.	1,355,638	6,151
	Sumitomo Osaka Cement Co. Ltd.	1,433,344	6,130
	Gunma Bank Ltd.	1,679,693	6,090
	Welcia Holdings Co. Ltd.	96,920	6,076
	SCSK Corp.	162,328	6,031
	Glory Ltd.	220,312	5,949
	Pilot Corp.	137,600	5,923
*	Sharp Corp.	5,505,168	5,898
	Aeon Mall Co. Ltd.	449,194	5,855
	Izumi Co. Ltd.	150,093	5,808
	Hitachi Construction Machinery Co. Ltd.	399,148	5,779
	K's Holdings Corp.	308,390	5,733
	Nipro Corp.	460,409	5,691
	Century Tokyo Leasing Corp.	176,774	5,675
	GS Yuasa Corp.	1,485,873	5,660
	Hokuhoku Financial Group Inc.	4,947,033	5,624
	Ulvac Inc.	184,500	5,619
	Rohto Pharmaceutical Co. Ltd.	367,691	5,574
	Penta-Ocean Construction Co. Ltd.	1,056,900	5,556
	Citizen Holdings Co. Ltd.	1,137,925	5,516
	Resorttrust Inc.	255,188	5,488
	Kinden Corp.	505,404	5,440
	Coca-Cola East Japan Co. Ltd.	284,878	5,438
	Hokkaido Electric Power Co. Inc.	675,092	5,438
	Furukawa Electric Co. Ltd.	2,332,504	5,378
^	Bic Camera Inc.	578,943	5,309
	Ushio Inc.	452,333	5,281
	Seino Holdings Co. Ltd.	573,196	5,237
	Morinaga Milk Industry Co. Ltd.	752,000	5,212
^	Japan Post Insurance Co. Ltd.	252,694	5,159
	Rengo Co. Ltd.	790,014	5,107
	Taiyo Nippon Sanso Corp.	558,107	5,102
	NHK Spring Co. Ltd.	628,579	5,072
	Toyoda Gosei Co. Ltd.	285,097	5,067
	Zensho Holdings Co. Ltd.	344,600	5,026
	Fujikura Ltd.	1,090,859	5,003
	Sankyu Inc.	928,000	4,960
^	Yokohama Rubber Co. Ltd.	397,066	4,950
	Toyota Boshoku Corp.	237,988	4,941
	TS Tech Co. Ltd.	200,078	4,873
	Ship Healthcare Holdings Inc.	157,500	4,862
	Nishi-Nippon City Bank Ltd.	2,761,344	4,840
	77 Bank Ltd.	1,374,965	4,786

27

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Morinaga & Co. Ltd.	763,000	4,766
	Nishimatsu Construction Co. Ltd.	1,021,000	4,735
	Nagase & Co. Ltd.	429,731	4,729
^	Toho Holdings Co. Ltd.	196,000	4,707
^	Skylark Co. Ltd.	367,700	4,633
	Aica Kogyo Co. Ltd.	203,200	4,622
	Fujitsu General Ltd.	209,000	4,621
	Daido Steel Co. Ltd.	1,341,801	4,575
	Nisshin Steel Co. Ltd.	358,991	4,559
	Wacoal Holdings Corp.	461,229	4,535
	Showa Denko KK	482,708	4,531
^	OSG Corp.	272,178	4,506
	Amano Corp.	259,400	4,485
	Sangetsu Co. Ltd.	239,900	4,481
	Sumco Corp.	704,370	4,480
	ADEKA Corp.	369,400	4,458
	H2O Retailing Corp.	331,387	4,456
	Ibiden Co. Ltd.	396,457	4,455
	Kokuyo Co. Ltd.	314,500	4,455
	Shochiku Co. Ltd.	429,502	4,453
	NOF Corp.	539,000	4,451
	Nisshinbo Holdings Inc.	491,571	4,437
	Nippon Suisan Kaisha Ltd.	865,700	4,422
	Iwatani Corp.	782,000	4,420
	Awa Bank Ltd.	848,045	4,417
	NTT Urban Development Corp.	414,431	4,412
	Dowa Holdings Co. Ltd.	861,751	4,410
	Calsonic Kansei Corp.	579,586	4,393
	NTN Corp.	1,625,557	4,348
	Capcom Co. Ltd.	187,584	4,311
	Toagosei Co. Ltd.	466,100	4,275
	HIS Co. Ltd.	132,471	4,266
	Nippon Light Metal Holdings Co. Ltd.	1,928,000	4,255
	Toyo Tire & Rubber Co. Ltd.	388,200	4,222
	Mochida Pharmaceutical Co. Ltd.	52,408	4,216
	FP Corp.	87,262	4,213
	Kyowa Exeo Corp.	337,100	4,186
	Okumura Corp.	760,000	4,183
^	Topcon Corp.	424,342	4,162
	Oki Electric Industry Co. Ltd.	3,127,000	4,159
	Shiga Bank Ltd.	972,393	4,151
	Shimachu Co. Ltd.	190,678	4,140
^	SHO-BOND Holdings Co. Ltd.	91,200	4,129
	TechnoPro Holdings Inc.	132,100	4,096
	Nikkon Holdings Co. Ltd.	228,600	4,088
	Adastria Co. Ltd.	103,400	4,072
	Arcs Co. Ltd.	170,100	4,033
^	Kyudenko Corp.	136,500	4,022
	Autobacs Seven Co. Ltd.	283,554	4,004
	Daishi Bank Ltd.	1,254,447	3,987
	Colowide Co. Ltd.	221,400	3,984
	Heiwa Corp.	197,336	3,981
^	Sanrio Co. Ltd.	223,066	3,964
	Ariake Japan Co. Ltd.	67,000	3,962
	Mitsui Engineering & Shipbuilding Co. Ltd.	2,880,451	3,954
	Valor Holdings Co. Ltd.	148,800	3,944
	Itochu Techno-Solutions Corp.	181,609	3,903
	Mitsubishi Pencil Co. Ltd.	83,300	3,892
	Chiyoda Corp.	592,539	3,888
	San-In Godo Bank Ltd.	597,386	3,883
	Yaoko Co. Ltd.	85,600	3,867
	Kumagai Gumi Co. Ltd.	1,360,000	3,828
	Toda Corp.	889,647	3,823
	Nihon Parkerizing Co. Ltd.	364,800	3,820

28

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Tsubakimoto Chain Co.	619,000	3,798
	Paramount Bed Holdings Co. Ltd.	74,900	3,793
	Kusuri No Aoki Co. Ltd.	58,500	3,788
	Senshu Ikeda Holdings Inc.	1,008,790	3,757
	Kenedix Inc.	1,001,200	3,738
	Hazama Ando Corp.	677,100	3,735
	OKUMA Corp.	571,525	3,734
	Tokai Tokyo Financial Holdings Inc.	875,735	3,715
	Zeon Corp.	574,501	3,704
	Taiyo Yuden Co. Ltd.	425,421	3,702
	Trusco Nakayama Corp.	73,200	3,678
	Juroku Bank Ltd.	1,391,158	3,676
	Maeda Road Construction Co. Ltd.	216,614	3,675
	Tokyo Ohka Kogyo Co. Ltd.	149,600	3,667
	DMG Mori Co. Ltd.	383,488	3,665
	Lintec Corp.	187,347	3,662
	Maruha Nichiro Corp.	134,600	3,647
	Tadano Ltd.	438,228	3,644
	Hanwa Co. Ltd.	702,000	3,640
	Maeda Corp.	467,000	3,635
	cocokara fine Inc.	70,100	3,604
	Ogaki Kyoritsu Bank Ltd.	1,299,000	3,586
	Yamato Kogyo Co. Ltd.	158,331	3,583
	Hokuetsu Kishu Paper Co. Ltd.	517,400	3,552
	Fuji Kyuko Co. Ltd.	252,000	3,516
	Meitec Corp.	104,000	3,515
	Japan Aviation Electronics Industry Ltd.	258,508	3,511
^	COLOPL Inc.	177,285	3,507
	Mitsui Mining & Smelting Co. Ltd.	2,117,975	3,507
^	GungHo Online Entertainment Inc.	1,299,900	3,501
	GMO Payment Gateway Inc.	61,400	3,496
^	Fukuyama Transporting Co. Ltd.	660,928	3,474
	KYORIN Holdings Inc.	177,889	3,472
	Nichi-iko Pharmaceutical Co. Ltd.	168,900	3,423
	Keiyo Bank Ltd.	914,367	3,422
*,^	Tokuyama Corp.	1,253,000	3,415
	Nippon Gas Co. Ltd.	155,100	3,351
	Nippo Corp.	197,884	3,351
*,^	Aiful Corp.	1,133,461	3,327
	Koei Tecmo Holdings Co. Ltd.	181,700	3,327
	Kandenko Co. Ltd.	403,711	3,283
	Matsui Securities Co. Ltd.	396,852	3,264
	Hitachi Capital Corp.	164,996	3,263
	Central Glass Co. Ltd.	753,000	3,227
	Tokyo Seimitsu Co. Ltd.	139,000	3,220
	San-A Co. Ltd.	65,300	3,206
	United Arrows Ltd.	110,000	3,183
	Okasan Securities Group Inc.	715,284	3,179
	Inaba Denki Sangyo Co. Ltd.	93,100	3,175
	Yoshinoya Holdings Co. Ltd.	233,000	3,171
*,^	euglena Co. Ltd.	227,700	3,164
	Ai Holdings Corp.	135,800	3,155
	Canon Marketing Japan Inc.	173,042	3,153
	Cosmo Energy Holdings Co. Ltd.	255,311	3,114
	Topre Corp.	146,600	3,110
	Takara Standard Co. Ltd.	342,000	3,090
	Nihon Unisys Ltd.	250,700	3,084
	Mandom Corp.	67,200	3,077
	Fuji Oil Holdings Inc.	166,100	3,073
	Tokyo Dome Corp.	678,000	3,054
	Nichias Corp.	399,000	3,038
	North Pacific Bank Ltd.	1,107,517	3,001
	Zojirushi Corp.	157,900	3,000
	Hitachi Kokusai Electric Inc.	180,300	2,994

29

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Kiyo Bank Ltd.	241,100	2,979
	Onward Holdings Co. Ltd.	480,049	2,974
	Toyo Ink SC Holdings Co. Ltd.	708,000	2,959
	Musashino Bank Ltd.	130,480	2,950
	Hokkoku Bank Ltd.	1,093,399	2,945
	Nanto Bank Ltd.	925,356	2,945
	Hyakujushi Bank Ltd.	1,008,958	2,931
	Okamoto Industries Inc.	270,000	2,915
	Nissan Shatai Co. Ltd.	291,865	2,913
	Okamura Corp.	293,400	2,908
	Jafco Co. Ltd.	117,470	2,900
	Hitachi Transport System Ltd.	176,736	2,891
	Anritsu Corp.	502,870	2,890
	Kyoritsu Maintenance Co. Ltd.	43,400	2,882
	Nippon Flour Mills Co. Ltd.	370,000	2,880
	Komeri Co. Ltd.	110,748	2,877
	Fuji Machine Manufacturing Co. Ltd.	318,500	2,871
	DCM Holdings Co. Ltd.	334,000	2,845
	Hitachi Zosen Corp.	591,700	2,843
	Saibu Gas Co. Ltd.	1,172,000	2,840
	Hogy Medical Co. Ltd.	40,800	2,833
^	Daio Paper Corp.	261,100	2,832
	Fuyo General Lease Co. Ltd.	69,700	2,816
	Duskin Co. Ltd.	166,400	2,796
	Totetsu Kogyo Co. Ltd.	101,800	2,795
	Tokai Rika Co. Ltd.	189,692	2,789
	Takasago Thermal Engineering Co. Ltd.	236,700	2,788
^	ASKUL Corp.	75,700	2,779
*	Orient Corp.	1,522,830	2,757
	Hyakugo Bank Ltd.	800,585	2,756
	Kameda Seika Co. Ltd.	48,300	2,750
	Daiseki Co. Ltd.	142,300	2,742
	Transcosmos Inc.	96,200	2,727
	Sumitomo Bakelite Co. Ltd.	584,000	2,702
	Daikyonishikawa Corp.	213,900	2,697
	Gurunavi Inc.	93,700	2,696
	Fuji Seal International Inc.	76,600	2,692
	Asatsu-DK Inc.	114,240	2,691
	Accordia Golf Co. Ltd.	257,300	2,684
	Nippon Seiki Co. Ltd.	163,000	2,649
	Tokyu Construction Co. Ltd.	292,100	2,644
	Kissei Pharmaceutical Co. Ltd.	131,089	2,622
	Ryosan Co. Ltd.	109,400	2,606
	Taikisha Ltd.	104,600	2,588
	Tomy Co. Ltd.	306,900	2,567
	Yodogawa Steel Works Ltd.	105,400	2,555
	MOS Food Services Inc.	88,800	2,521
^	Sakata Seed Corp.	116,500	2,518
	Toho Bank Ltd.	810,000	2,500
	Futaba Corp.	131,300	2,489
	Nishimatsuya Chain Co. Ltd.	173,800	2,454
	Nissin Electric Co. Ltd.	165,400	2,442
^	Okinawa Electric Power Co. Inc.	116,750	2,442
	Fujitec Co. Ltd.	281,800	2,420
	Keihin Corp.	157,100	2,414
	Takuma Co. Ltd.	272,000	2,403
	Exedy Corp.	112,043	2,391
	Japan Petroleum Exploration Co. Ltd.	118,381	2,374
	Kanematsu Corp.	1,501,000	2,360
	GMO Internet Inc.	227,800	2,360
	Takara Leben Co. Ltd.	309,200	2,356
	TOKAI Holdings Corp.	370,600	2,353
	PALTAC Corp.	116,000	2,348
	Meidensha Corp.	723,000	2,336

30

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Toei Co. Ltd.	249,000	2,334
	Kuroda Electric Co. Ltd.	136,000	2,322
^	EDION Corp.	281,600	2,312
	Bank of Okinawa Ltd.	78,720	2,302
	Sumitomo Mitsui Construction Co. Ltd.	2,736,200	2,300
	PanaHome Corp.	291,368	2,287
	Earth Chemical Co. Ltd.	47,600	2,285
^	Nissha Printing Co. Ltd.	123,800	2,278
	Create SD Holdings Co. Ltd.	80,700	2,275
	Siix Corp.	66,300	2,273
	KYB Corp.	704,218	2,266
	ZERIA Pharmaceutical Co. Ltd.	156,700	2,263
	Tokyo TY Financial Group Inc.	97,300	2,251
	Financial Products Group Co. Ltd.	219,500	2,249
	Kotobuki Spirits Co. Ltd.	68,100	2,247
	Bank of Iwate Ltd.	59,300	2,234
	Yamagata Bank Ltd.	571,000	2,229
	NSD Co. Ltd.	140,600	2,229
	Fujicco Co. Ltd.	77,300	2,225
^	J Trust Co. Ltd.	303,800	2,218
	Nagaileben Co. Ltd.	92,200	2,216
	Noritz Corp.	124,000	2,204
^	Japan Display Inc.	1,357,797	2,194
	SKY Perfect JSAT Holdings Inc.	473,167	2,176
	Kadokawa Dwango Corp.	166,000	2,174
	Starts Corp. Inc.	109,400	2,163
	Senko Co. Ltd.	359,200	2,157
^	Seikagaku Corp.	138,800	2,147
	Nippon Densetsu Kogyo Co. Ltd.	127,800	2,144
	Milbon Co. Ltd.	47,700	2,140
^	Toshiba Plant Systems & Services Corp.	131,700	2,137
	Unipres Corp.	133,000	2,133
^	Joyful Honda Co. Ltd.	94,100	2,127
^	Jin Co. Ltd.	54,200	2,114
	Nomura Co. Ltd.	140,000	2,103
^	Wacom Co. Ltd.	542,300	2,102
	HI-LEX Corp.	89,500	2,097
	United Super Markets Holdings Inc.	204,800	2,086
	Internet Initiative Japan Inc.	102,300	2,081
	Token Corp.	26,600	2,078
	Heiwado Co. Ltd.	107,100	2,074
	Mirait Holdings Corp.	210,800	2,068
*,^	Nippon Sheet Glass Co. Ltd.	3,298,000	2,063
	Sumitomo Warehouse Co. Ltd.	416,000	2,062
	Kura Corp.	35,200	2,060
	FCC Co. Ltd.	126,800	2,053
	Toridoll.corp	77,200	2,053
^	Bank of Nagoya Ltd.	659,000	2,048
	Gree Inc.	361,053	2,035
	Nippon Soda Co. Ltd.	507,000	2,031
	Atom Corp.	305,600	2,025
^	Nachi-Fujikoshi Corp.	667,000	2,024
	Nitto Boseki Co. Ltd.	602,000	2,024
^	Ichibanya Co. Ltd.	58,400	2,023
	Kureha Corp.	578,000	2,021
	TOC Co. Ltd.	247,400	2,020
	Yamanashi Chuo Bank Ltd.	575,000	2,018
	COOKPAD Inc.	163,800	1,988
	UACJ Corp.	843,000	1,987
	Tokyo Steel Manufacturing Co. Ltd.	364,100	1,985
	Chiyoda Co. Ltd.	90,100	1,981
	Ryobi Ltd.	479,000	1,980
	Shima Seiki Manufacturing Ltd.	102,500	1,974
	Eizo Corp.	73,800	1,964

31

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	NS Solutions Corp.	127,504	1,962
	Komori Corp.	176,300	1,958
	Jaccs Co. Ltd.	450,000	1,956
^	Dip Corp.	72,700	1,951
	Aomori Bank Ltd.	703,000	1,948
	Marudai Food Co. Ltd.	405,000	1,925
	TSI Holdings Co. Ltd.	354,600	1,924
	TPR Co. Ltd.	99,900	1,920
	Chudenko Corp.	95,600	1,919
	Nisshin Oillio Group Ltd.	418,000	1,918
*,^	Outsourcing Inc.	41,900	1,913
	Kanamoto Co. Ltd.	98,100	1,904
	Showa Sangyo Co. Ltd.	448,000	1,893
	Morita Holdings Corp.	143,800	1,888
	Kato Sangyo Co. Ltd.	80,600	1,888
^	Life Corp.	70,100	1,883
	Yamazen Corp.	235,600	1,872
	Shinmaywa Industries Ltd.	303,000	1,871
	Round One Corp.	233,600	1,869
	SMS Co. Ltd.	84,400	1,866
	Fukui Bank Ltd.	844,000	1,862
	As One Corp.	46,100	1,847
^	Yonex Co. Ltd.	33,300	1,840
	Taiyo Holdings Co. Ltd.	59,600	1,836
	Takasago International Corp.	68,400	1,836
	Aichi Steel Corp.	416,000	1,835
	Tokyo Broadcasting System Holdings Inc.	136,182	1,826
	Daibiru Corp.	213,100	1,823
	Aeon Delight Co. Ltd.	67,000	1,815
	Next Co. Ltd.	203,700	1,814
	Ashikaga Holdings Co. Ltd.	565,200	1,807
	Descente Ltd.	167,700	1,803
	Fancl Corp.	130,400	1,799
	IBJ Leasing Co. Ltd.	104,200	1,793
	Sakata INX Corp.	156,700	1,792
	Tokai Carbon Co. Ltd.	717,000	1,790
	Nippon Signal Company Ltd.	229,900	1,788
	Marusan Securities Co. Ltd.	209,000	1,787
	Fuji Soft Inc.	75,700	1,783
	Kohnan Shoji Co. Ltd.	96,300	1,778
	Sanyo Special Steel Co. Ltd.	400,000	1,775
	Nissin Kogyo Co. Ltd.	138,900	1,774
	Doutor Nichires Holdings Co. Ltd.	101,900	1,768
	Axial Retailing Inc.	51,100	1,764
	Unizo Holdings Co. Ltd.	44,200	1,747
	NET One Systems Co. Ltd.	302,700	1,739
	Open House Co. Ltd.	64,000	1,737
	BML Inc.	38,000	1,734
	Gunze Ltd.	620,000	1,731
	Makino Milling Machine Co. Ltd.	341,000	1,729
*	Pioneer Corp.	992,500	1,725
	kabu.com Securities Co. Ltd.	535,900	1,724
	Toyo Engineering Corp.	521,000	1,719
	Noevir Holdings Co. Ltd.	56,500	1,718
^	Kisoji Co. Ltd.	78,400	1,718
	Raito Kogyo Co. Ltd.	165,300	1,715
	Aida Engineering Ltd.	209,000	1,708
	Iseki & Co. Ltd.	785,000	1,708
	Dydo Drinco Inc.	32,000	1,708
	Akita Bank Ltd.	596,000	1,703
^	Royal Holdings Co. Ltd.	95,400	1,693
	Hitachi Maxell Ltd.	123,900	1,687
	Chofu Seisakusho Co. Ltd.	69,700	1,686
	Sanki Engineering Co. Ltd.	212,900	1,685

32

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Ci:z Holdings Co. Ltd.	77,200	1,681
	Saizeriya Co. Ltd.	94,100	1,676
	Furukawa Co. Ltd.	1,195,000	1,672
	Nippon Steel & Sumikin Bussan Corp.	520,000	1,672
	Kanto Denka Kogyo Co. Ltd.	171,000	1,672
	Daikyo Inc.	1,149,579	1,659
	TOMONY Holdings Inc.	552,100	1,657
	Heiwa Real Estate Co. Ltd.	130,000	1,643
	Takeuchi Manufacturing Co. Ltd.	127,000	1,635
	Obara Group Inc.	44,000	1,634
	Nichiha Corp.	103,500	1,629
^	Benefit One Inc.	54,900	1,622
	Japan Wool Textile Co. Ltd.	234,200	1,616
	Towa Pharmaceutical Co. Ltd.	31,100	1,614
*	Toshiba TEC Corp.	456,252	1,614
	Max Co. Ltd.	142,000	1,611
	Oiles Corp.	102,600	1,610
	Kitz Corp.	338,100	1,605
	Asahi Holdings Inc.	111,100	1,604
	Daihen Corp.	368,000	1,601
	Prima Meat Packers Ltd.	531,000	1,600
	Seiren Co. Ltd.	169,900	1,599
	Aichi Bank Ltd.	37,800	1,595
^	Monex Group Inc.	707,800	1,591
	Relia Inc.	152,200	1,586
	Doshisha Co. Ltd.	82,800	1,585
	Fuji Co. Ltd.	65,500	1,577
	Bunka Shutter Co. Ltd.	196,900	1,576
	Oita Bank Ltd.	546,000	1,567
^	Gulliver International Co. Ltd.	192,300	1,563
	Sanyo Chemical Industries Ltd.	201,000	1,561
	Kintetsu World Express Inc.	128,800	1,554
	Mizuno Corp.	332,000	1,552
	Nitta Corp.	68,800	1,551
	Zenrin Co. Ltd.	79,800	1,550
	Toppan Forms Co. Ltd.	150,491	1,549
	Sato Holdings Corp.	83,000	1,546
	JCR Pharmaceuticals Co. Ltd.	52,300	1,537
	Tsukui Corp.	87,200	1,535
	Nichicon Corp.	236,900	1,532
	St. Marc Holdings Co. Ltd.	50,700	1,530
	Yokohama Reito Co. Ltd.	153,000	1,527
	Nikkiso Co. Ltd.	236,500	1,521
	CKD Corp.	204,700	1,520
	Bando Chemical Industries Ltd.	315,000	1,516
	Create Restaurants Holdings Inc.	165,300	1,506
	Musashi Seimitsu Industry Co. Ltd.	76,600	1,496
	Seiko Holdings Corp.	499,000	1,492
	Foster Electric Co. Ltd.	94,700	1,487
	AOKI Holdings Inc.	144,300	1,486
	Elecom Co. Ltd.	71,600	1,484
	Hiday Hidaka Corp.	61,240	1,482
^	Goldwin Inc.	32,600	1,479
	Tachi-S Co. Ltd.	101,100	1,478
	Trancom Co. Ltd.	22,300	1,468
	Asahi Diamond Industrial Co. Ltd.	190,400	1,467
	Sanyo Electric Railway Co. Ltd.	300,000	1,465
^	Star Micronics Co. Ltd.	137,900	1,453
*,^	Pacific Metals Co. Ltd.	536,000	1,449
	Itochu Enex Co. Ltd.	164,400	1,449
	Inabata & Co. Ltd.	160,300	1,448
	Toho Zinc Co. Ltd.	480,000	1,446
	Mitsubishi Shokuhin Co. Ltd.	55,200	1,444
	VT Holdings Co. Ltd.	316,200	1,441

33

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Shikoku Bank Ltd.	738,000	1,441
	NEC Networks & System Integration Corp.	81,800	1,440
	Ringer Hut Co. Ltd.	62,600	1,439
	EPS Holdings Inc.	114,800	1,438
	Ohsho Food Service Corp.	39,900	1,433
	Shizuoka Gas Co. Ltd.	203,900	1,428
	Sekisui Jushi Corp.	100,300	1,425
	Alpine Electronics Inc.	146,000	1,421
	Anicom Holdings Inc.	50,700	1,420
	Geo Holdings Corp.	105,700	1,416
	TKC Corp.	53,700	1,403
	Plenus Co. Ltd.	86,400	1,398
	T Hasegawa Co. Ltd.	78,800	1,395
	Daiwabo Holdings Co. Ltd.	655,000	1,385
	Piolax Inc.	29,300	1,363
	Belc Co. Ltd.	32,700	1,356
	Tochigi Bank Ltd.	394,000	1,356
^	Sankyo Tateyama Inc.	96,700	1,353
	TV Asahi Holdings Corp.	83,630	1,352
	Mitsuba Corp.	126,000	1,349
	Pacific Industrial Co. Ltd.	147,500	1,343
	Hokuto Corp.	73,200	1,343
	Iino Kaiun Kaisha Ltd.	364,700	1,343
	Hokuetsu Bank Ltd.	793,000	1,342
	Kurabo Industries Ltd.	758,000	1,341
	Miyazaki Bank Ltd.	540,000	1,340
	Hosiden Corp.	215,900	1,336
^	S Foods Inc.	50,000	1,336
	DTS Corp.	71,900	1,335
	Topy Industries Ltd.	647,000	1,324
	Eighteenth Bank Ltd.	541,000	1,319
	Riso Kagaku Corp.	100,200	1,316
	Daiho Corp.	295,000	1,311
	Mitsui Sugar Co. Ltd.	277,000	1,308
	Yondoshi Holdings Inc.	65,000	1,306
^	Tekken Corp.	457,000	1,306
	Mitsuboshi Belting Ltd.	166,000	1,289
	Sintokogio Ltd.	172,800	1,289
	Riken Vitamin Co. Ltd.	27,700	1,285
	Takamatsu Construction Group Co. Ltd.	55,100	1,284
	Dexerials Corp.	181,900	1,278
^	Ehime Bank Ltd.	578,000	1,277
	Chugoku Marine Paints Ltd.	208,000	1,274
^	Mani Inc.	74,800	1,271
	ASKA Pharmaceutical Co. Ltd.	76,100	1,271
	Optex Co. Ltd.	49,600	1,267
	Avex Group Holdings Inc.	112,100	1,264
	OBIC Business Consultants Co. Ltd.	28,300	1,261
	Osaka Soda Co. Ltd.	315,000	1,260
	Eiken Chemical Co. Ltd.	57,800	1,258
	Bank of the Ryukyus Ltd.	126,400	1,257
	Menicon Co. Ltd.	44,000	1,253
	Hibiya Engineering Ltd.	84,800	1,251
	Japan Securities Finance Co. Ltd.	331,200	1,250
	Shibuya Corp.	74,600	1,249
	Tokai Corp.	41,400	1,248
	Sanken Electric Co. Ltd.	404,000	1,245
	Ricoh Leasing Co. Ltd.	49,000	1,245
	Kyoei Steel Ltd.	81,600	1,241
^	F@N Communications Inc.	159,400	1,229
	Daido Metal Co. Ltd.	128,500	1,227
	Tosho Co. Ltd.	27,200	1,225
	Shikoku Chemicals Corp.	157,000	1,223
	Macnica Fuji Electronics Holdings Inc.	117,500	1,210

34

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Sodick Co. Ltd.	156,000	1,205
	Konishi Co. Ltd.	93,800	1,204
	Sogo Medical Co. Ltd.	32,500	1,204
	Shinko Electric Industries Co. Ltd.	247,369	1,203
	Japan Pulp & Paper Co. Ltd.	373,000	1,194
^	Ihara Chemical Industry Co. Ltd.	115,400	1,194
	Kinugawa Rubber Industrial Co. Ltd.	158,000	1,189
	Tv Tokyo Holdings Corp.	60,600	1,187
	Yuasa Trading Co. Ltd.	57,800	1,187
	Tsukishima Kikai Co. Ltd.	125,700	1,174
	Nitto Kogyo Corp.	94,900	1,172
	Nihon Trim Co. Ltd.	17,000	1,171
	Fukushima Industries Corp.	40,000	1,171
	Toyo Construction Co. Ltd.	257,500	1,161
	Vital KSK Holdings Inc.	122,700	1,158
	Xebio Holdings Co. Ltd.	82,300	1,157
	Yellow Hat Ltd.	52,300	1,154
	Sumitomo Real Estate Sales Co. Ltd.	58,932	1,153
*	Mitsumi Electric Co. Ltd.	285,300	1,147
	Yokogawa Bridge Holdings Corp.	115,300	1,146
	Minato Bank Ltd.	771,000	1,143
	Konoike Transport Co. Ltd.	110,200	1,142
	Sanden Holdings Corp.	424,000	1,142
	San-Ai Oil Co. Ltd.	201,000	1,139
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	285,000	1,138
	Inageya Co. Ltd.	86,200	1,136
	Katakura Industries Co. Ltd.	102,000	1,129
	Modec Inc.	73,500	1,125
	Bank of Saga Ltd.	519,000	1,123
	Nishio Rent All Co. Ltd.	54,600	1,123
	Taihei Dengyo Kaisha Ltd.	111,000	1,121
	Joshin Denki Co. Ltd.	133,000	1,114
	Tokushu Tokai Paper Co. Ltd.	329,000	1,114
^	Nippon Ceramic Co. Ltd.	59,200	1,109
	Eagle Industry Co. Ltd.	95,500	1,106
	Key Coffee Inc.	59,900	1,102
^	METAWATER Co. Ltd.	40,700	1,102
	Toshiba Machine Co. Ltd.	361,000	1,089
	J-Oil Mills Inc.	329,000	1,087
	T-Gaia Corp.	77,600	1,084
	Jeol Ltd.	283,000	1,080
	Press Kogyo Co. Ltd.	325,900	1,079
	Pack Corp.	42,100	1,078
*	Unitika Ltd.	2,006,000	1,075
	Noritake Co. Ltd.	473,000	1,074
	Sumitomo Riko Co. Ltd.	134,100	1,068
	Tokyotokeiba Co. Ltd.	545,000	1,067
	Nohmi Bosai Ltd.	80,200	1,065
^	Okabe Co. Ltd.	150,100	1,065
	Nippon Television Holdings Inc.	64,971	1,064
	Wakita & Co. Ltd.	162,000	1,062
*	Kintetsu Department Store Co. Ltd.	320,000	1,059
	Hitachi Koki Co. Ltd.	177,100	1,056
	Fujimi Inc.	72,000	1,055
	Namura Shipbuilding Co. Ltd.	192,000	1,052
	Torii Pharmaceutical Co. Ltd.	45,200	1,049
	Osaki Electric Co. Ltd.	136,000	1,044
	Mitsui-Soko Holdings Co. Ltd.	391,000	1,043
	Fujimori Kogyo Co. Ltd.	55,100	1,038
	Hamakyorex Co. Ltd.	56,100	1,033
	Shinko Plantech Co. Ltd.	138,600	1,032
	Arcland Sakamoto Co. Ltd.	93,000	1,031
	Stella Chemifa Corp.	30,200	1,031
^	Kappa Create Co. Ltd.	82,800	1,030

35

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Cawachi Ltd.	43,200	1,027
	Justsystems Corp.	123,800	1,025
^	Rock Field Co. Ltd.	69,100	1,021
	Chukyo Bank Ltd.	434,000	1,016
	Funai Soken Holdings Inc.	75,200	1,015
	Enplas Corp.	38,500	1,014
	Toa Corp. (Tokyo Shares)	639,000	1,009
	Pressance Corp.	26,800	1,008
	Starzen Co. Ltd.	27,400	1,005
^	Matsuya Co. Ltd.	145,800	1,000
	Kyokuto Kaihatsu Kogyo Co. Ltd.	106,800	999
^	Fujita Kanko Inc.	271,000	997
	Okuwa Co. Ltd.	96,000	997
^	JVC Kenwood Corp.	487,200	996
	Showa Corp.	177,900	995
	Yorozu Corp.	70,800	989
	Fukuda Corp.	97,000	983
	Nichiden Corp.	32,100	980
	Ryoyo Electro Corp.	74,000	969
	Belluna Co. Ltd.	173,800	968
	Juki Corp.	108,700	968
	Ines Corp.	98,200	964
^	Alpen Co. Ltd.	59,000	962
	Sagami Chain Co. Ltd.	81,800	961
^	Union Tool Co.	35,200	961
	Teikoku Sen-I Co. Ltd.	76,400	957
	Riken Corp.	310,000	950
	Futaba Industrial Co. Ltd.	202,300	950
	Fujibo Holdings Inc.	395,000	947
*,^	Bell System24 Holdings Inc.	117,875	939
	Nagatanien Holdings Co. Ltd.	79,000	939
	Nissin Corp.	314,000	935
	Towa Bank Ltd.	1,212,000	935
	Clarion Co. Ltd.	383,000	934
	Denki Kogyo Co. Ltd.	215,000	931
	G-Tekt Corp.	76,300	927
	Tsurumi Manufacturing Co. Ltd.	76,900	924
	Goldcrest Co. Ltd.	58,500	920
	Daisan Bank Ltd.	622,000	920
^	Kumiai Chemical Industry Co. Ltd.	151,400	920
	Nippon Kanzai Co. Ltd.	58,100	917
	Ichiyoshi Securities Co. Ltd.	128,000	913
	Canon Electronics Inc.	66,300	913
	Wowow Inc.	39,200	908
^	Pal Co. Ltd.	38,400	901
	Tsubaki Nakashima Co. Ltd.	79,200	900
^	NichiiGakkan Co. Ltd.	132,900	897
	Neturen Co. Ltd.	127,200	894
	Shindengen Electric Manufacturing Co. Ltd.	281,000	887
	Maruzen Showa Unyu Co. Ltd.	241,000	882
^	Arata Corp.	40,600	881
	Sakai Moving Service Co. Ltd.	32,200	877
	UKC Holdings Corp.	57,500	876
	Sumitomo Seika Chemicals Co. Ltd.	158,000	875
*	Tanseisha Co. Ltd.	117,700	868
	Warabeya Nichiyo Co. Ltd.	47,300	868
	Kyodo Printing Co. Ltd.	283,000	867
	Giken Ltd.	46,600	866
	Jimoto Holdings Inc.	628,500	866
	JSP Corp.	43,500	862
	Maruwa Co. Ltd.	29,400	859
	YAMABIKO Corp.	118,700	856
	C Uyemura & Co. Ltd.	21,200	850
	Oyo Corp.	77,000	846

36

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Itoki Corp.	153,400	845
	ESPEC Corp.	68,400	845
	Kyokuyo Co. Ltd.	334,000	844
^	Cosel Co. Ltd.	82,400	841
	Japan Digital Laboratory Co. Ltd.	62,100	839
^	Daikokutenbussan Co. Ltd.	17,800	839
	Daiwa Industries Ltd.	98,000	838
	Michinoku Bank Ltd.	480,000	836
	Kansai Urban Banking Corp.	95,800	834
	Yahagi Construction Co. Ltd.	104,000	834
	Nitto Kohki Co. Ltd.	39,300	832
	Dai Nippon Toryo Co. Ltd.	449,000	829
	Idec Corp.	94,100	828
^	Marvelous Inc.	101,300	826
^	Tsugami Corp.	217,000	818
	Kasai Kogyo Co. Ltd.	90,600	817
	Kyokuto Securities Co. Ltd.	77,500	816
^	OSAKA Titanium Technologies Co. Ltd.	67,100	815
	Daiken Corp.	257,000	813
	Roland DG Corp.	45,700	812
	Chiyoda Integre Co. Ltd.	43,600	807
	Toyo Corp.	84,800	807
	Sakai Chemical Industry Co. Ltd.	297,000	800
	Tamura Corp.	279,000	798
^	Studio Alice Co. Ltd.	34,000	796
	Meiko Network Japan Co. Ltd.	65,500	795
	Itochu-Shokuhin Co. Ltd.	19,700	789
	Yurtec Corp.	116,000	788
	Qol Co. Ltd.	60,000	784
	Senshukai Co. Ltd.	118,900	783
	Mitani Sekisan Co. Ltd.	38,500	781
	FIDEA Holdings Co. Ltd.	595,300	780
	Nippon Synthetic Chemical Industry Co. Ltd.	154,000	779
^	Torishima Pump Manufacturing Co. Ltd.	78,300	774
	Nippon Road Co. Ltd.	202,000	773
	Tenma Corp.	51,800	771
^	Sanyo Shokai Ltd.	410,000	768
^	Melco Holdings Inc.	37,600	767
	Matsuya Foods Co. Ltd.	29,100	766
	Toho Co. Ltd.	32,700	764
	Nihon Nohyaku Co. Ltd.	170,600	764
	Shin-Etsu Polymer Co. Ltd.	131,100	763
	Tocalo Co. Ltd.	47,300	762
^	Keiyo Co. Ltd.	149,600	759
	Tamron Co. Ltd.	56,700	759
	Sinfonia Technology Co. Ltd.	468,000	758
	CONEXIO Corp.	60,700	756
^	Sun Frontier Fudousan Co. Ltd.	74,300	755
	Kanematsu Electronics Ltd.	42,700	750
	Aisan Industry Co. Ltd.	116,800	750
	Kaga Electronics Co. Ltd.	66,400	749
	Kato Works Co. Ltd.	195,000	748
	Nippon Koei Co. Ltd.	246,000	745
	Koatsu Gas Kogyo Co. Ltd.	126,000	743
*	Ishihara Sangyo Kaisha Ltd.	1,271,000	743
	Sanshin Electronics Co. Ltd.	91,900	743
	Tsukuba Bank Ltd.	279,200	743
	SMK Corp.	217,000	742
	Meisei Industrial Co. Ltd.	172,500	741
^	Toho Titanium Co. Ltd.	116,700	740
	Megachips Corp.	67,100	738
	Osaka Steel Co. Ltd.	42,500	738
	France Bed Holdings Co. Ltd.	80,600	735
	Broadleaf Co. Ltd.	80,100	734

37

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Nippon Thompson Co. Ltd.	241,900	732
	Sanyo Denki Co. Ltd.	160,000	724
*	Fujiya Co. Ltd.	383,000	722
	Maeda Kosen Co. Ltd.	77,200	722
	Daiichi Jitsugyo Co. Ltd.	167,000	719
	Toa Corp.	80,200	716
*	Mitsubishi Paper Mills Ltd.	1,034,000	714
	Ministop Co. Ltd.	44,100	713
	Tosei Corp.	99,600	712
^	Mie Kotsu Group Holdings Inc.	195,200	707
	Tokyo Energy & Systems Inc.	70,000	707
	Riken Technos Corp.	170,100	705
	Nippon Chemi-Con Corp.	581,000	705
^	Istyle Inc.	99,100	704
	Nittetsu Mining Co. Ltd.	219,000	704
	Mars Engineering Corp.	34,200	704
	Weathernews Inc.	20,100	703
*,^	Laox Co. Ltd.	101,800	700
^	Nippon Carbon Co. Ltd.	371,000	699
	Fuso Pharmaceutical Industries Ltd.	262,000	698
	Icom Inc.	35,600	696
	Koa Corp.	98,400	695
	Uchida Yoko Co. Ltd.	156,000	691
*	CMK Corp.	171,100	688
*,^	KLab Inc.	108,800	686
	Achilles Corp.	564,000	686
	Asahi Co. Ltd.	47,900	686
	Amuse Inc.	36,800	685
	Mie Bank Ltd.	397,000	685
	Nippon Beet Sugar Manufacturing Co. Ltd.	384,000	684
	Advan Co. Ltd.	62,000	683
	Fudo Tetra Corp.	454,400	681
^	OSJB Holdings Corp.	374,100	681
	Toyo Kanetsu KK	351,000	680
	CHIMNEY Co. Ltd.	25,500	676
	Nippon Valqua Industries Ltd.	265,000	674
	Kamei Corp.	83,600	666
	Fuji Media Holdings Inc.	59,326	665
^	Kurimoto Ltd.	438,000	665
	Information Services International-Dentsu Ltd.	42,700	663
	Aichi Corp.	93,400	662
^	Yushin Precision Equipment Co. Ltd.	37,300	656
^	WATAMI Co. Ltd.	64,300	655
^	Aeon Fantasy Co. Ltd.	23,600	653
*,^	Nippon Sharyo Ltd.	249,000	652
	K&O Energy Group Inc.	51,300	650
	Shimizu Bank Ltd.	29,800	648
	Keihanshin Building Co. Ltd.	130,800	648
	Sac's Bar Holdings Inc.	66,100	646
	Toyo Tanso Co. Ltd.	50,500	645
	Hokkaido Gas Co. Ltd.	241,000	645
	Hisaka Works Ltd.	78,200	643
^	Nippon Parking Development Co. Ltd.	534,100	641
	Chiba Kogyo Bank Ltd.	177,700	641
	Toenec Corp.	126,000	641
^	Chuetsu Pulp & Paper Co. Ltd.	322,000	640
^	Tokyo Rope Manufacturing Co. Ltd.	443,000	636
^	Jamco Corp.	35,200	636
	Shinko Shoji Co. Ltd.	66,700	635
	MTI Ltd.	99,600	634
	Aiphone Co. Ltd.	38,300	633
	Onoken Co. Ltd.	56,000	628
	Nippon Denko Co. Ltd.	411,700	627
	Mitsubishi Steel Manufacturing Co. Ltd.	417,000	627

38

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Misawa Homes Co. Ltd.	92,700	624
	Kita-Nippon Bank Ltd.	25,600	624
	Mitsubishi Nichiyu Forklift Co. Ltd.	111,100	623
	Takaoka Toko Co. Ltd.	38,300	618
^	Zuiko Corp.	14,200	605
	Hioki EE Corp.	31,900	602
	Sinanen Holdings Co. Ltd.	157,000	602
^	Honeys Co. Ltd.	54,900	599
	Nippon Yakin Kogyo Co. Ltd.	517,800	599
	Tosho Printing Co. Ltd.	123,000	597
	Tonami Holdings Co. Ltd.	234,000	595
	Hosokawa Micron Corp.	116,000	595
	Yusen Logistics Co. Ltd.	60,000	595
	Yomiuri Land Co. Ltd.	137,000	591
	Elematec Corp.	29,400	590
	Ryoden Corp.	96,000	587
	Japan Transcity Corp.	177,000	587
	Denyo Co. Ltd.	56,600	587
^	Ateam Inc.	33,800	585
	Sekisui Plastics Co. Ltd.	188,000	585
	Artnature Inc.	73,000	577
	Shibusawa Warehouse Co. Ltd.	216,000	576
	Komatsu Seiren Co. Ltd.	97,400	576
	Takiron Co. Ltd.	129,000	574
^	Hodogaya Chemical Co. Ltd.	214,000	570
	Fields Corp.	46,000	565
	Arakawa Chemical Industries Ltd.	61,500	565
	Hokkan Holdings Ltd.	193,000	562
	Kourakuen Holdings Corp.	37,700	561
	Tokyo Tekko Co. Ltd.	158,000	559
	Mitsui High-Tec Inc.	91,100	555
	Atsugi Co. Ltd.	533,000	554
^	JP-Holdings Inc.	203,500	554
	Tsutsumi Jewelry Co. Ltd.	28,300	552
^	U-Shin Ltd.	83,900	548
	Sumitomo Densetsu Co. Ltd.	50,400	546
	Tomoku Co. Ltd.	195,000	544
	Cleanup Corp.	73,800	541
*	KNT-CT Holdings Co. Ltd.	390,000	541
	Aderans Co. Ltd.	110,000	539
	Noritsu Koki Co. Ltd.	77,000	535
*,^	Akebono Brake Industry Co. Ltd.	273,400	533
	Asunaro Aoki Construction Co. Ltd.	79,700	532
	Rhythm Watch Co. Ltd.	322,000	531
*	Fuji Oil Co. Ltd.	160,500	530
^	Right On Co. Ltd.	40,800	530
	Ichikoh Industries Ltd.	206,000	527
	Nihon Dempa Kogyo Co. Ltd.	62,800	522
	Godo Steel Ltd.	353,000	521
	CMIC Holdings Co. Ltd.	33,800	520
	Taiho Kogyo Co. Ltd.	50,600	520
	Japan Radio Co. Ltd.	205,000	515
	Kyosan Electric Manufacturing Co. Ltd.	158,000	512
	Mito Securities Co. Ltd.	225,800	509
	Chori Co. Ltd.	39,300	508
	Gun-Ei Chemical Industry Co. Ltd.	187,000	507
	Pronexus Inc.	51,900	507
	Taisei Lamick Co. Ltd.	18,400	499
*,^	Takata Corp.	128,338	497
	Teikoku Electric Manufacturing Co. Ltd.	65,600	497
	Matsuda Sangyo Co. Ltd.	40,200	495
	Mitsui Matsushima Co. Ltd.	496,000	492
	Shinwa Co. Ltd.	37,300	491
	Yushiro Chemical Industry Co. Ltd.	39,200	491

39

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Mimasu Semiconductor Industry Co. Ltd.	52,200	488
	Daisyo Corp.	33,100	487
	Future Corp.	66,900	487
	Fujikura Kasei Co. Ltd.	90,600	485
^	Funai Electric Co. Ltd.	55,100	483
	Kitagawa Iron Works Co. Ltd.	296,000	483
^	Japan Drilling Co. Ltd.	22,200	475
	Toyo Securities Co. Ltd.	252,000	470
^	Nissei ASB Machine Co. Ltd.	28,300	470
	Happinet Corp.	55,900	466
	SRA Holdings	24,200	464
	Organo Corp.	123,000	461
	NDS Co. Ltd.	187,000	459
	Nihon Yamamura Glass Co. Ltd.	309,000	457
	Seika Corp.	193,000	456
	NS United Kaiun Kaisha Ltd.	361,000	456
	Furuno Electric Co. Ltd.	89,000	456
	Toli Corp.	162,000	455
*	SWCC Showa Holdings Co. Ltd.	827,000	451
	Japan Cash Machine Co. Ltd.	56,800	450
	Parco Co. Ltd.	56,200	449
	Zuken Inc.	50,800	446
^	Pasona Group Inc.	64,800	445
	Chugai Ro Co. Ltd.	211,000	444
	Kanaden Corp.	52,300	441
	Gakken Holdings Co. Ltd.	178,000	434
	Mitsubishi Research Institute Inc.	14,200	432
	Sanoh Industrial Co. Ltd.	80,600	429
^	Kobe Bussan Co. Ltd.	20,600	423
	Sankyo Seiko Co. Ltd.	129,800	422
	Toyo Kohan Co. Ltd.	177,000	421
	Tokyo Rakutenchi Co. Ltd.	91,000	417
	T RAD Co. Ltd.	242,000	415
	Alpha Systems Inc.	25,900	414
	ASAHI YUKIZAI Corp.	220,000	412
	Corona Corp. Class A	41,000	404
	Nippon Chemiphar Co. Ltd.	90,000	403
	Gecoss Corp.	40,800	396
^	GCA Savvian Corp.	46,700	394
	Takihyo Co. Ltd.	95,000	394
	Fujitsu Frontech Ltd.	42,200	391
	Hakuto Co. Ltd.	46,300	386
	Okura Industrial Co. Ltd.	142,000	386
	Dunlop Sports Co. Ltd.	42,600	382
	Inaba Seisakusho Co. Ltd.	29,300	381
	Nice Holdings Inc.	281,000	379
	Toda Kogyo Corp.	140,000	377
	Daidoh Ltd.	87,500	373
	NEC Capital Solutions Ltd.	27,000	369
*,^	Shin Nippon Biomedical Laboratories Ltd.	68,900	368
	Kobelco Eco-Solutions Co. Ltd.	98,000	363
	Mitsubishi Kakoki Kaisha Ltd.	206,000	361
	Daikoku Denki Co. Ltd.	25,600	360
	Tatsuta Electric Wire and Cable Co. Ltd.	127,700	358
	Maezawa Kasei Industries Co. Ltd.	36,400	357
	Mitsui Home Co. Ltd.	84,000	354
	Maezawa Kyuso Industries Co. Ltd.	27,700	354
	ST Corp.	32,500	352
	Paris Miki Holdings Inc.	84,100	350
*,^	Aplus Financial Co. Ltd.	370,100	347
	Krosaki Harima Corp.	149,000	345
	Shimojima Co. Ltd.	33,900	338
	Airport Facilities Co. Ltd.	69,400	338
*	Janome Sewing Machine Co. Ltd.	60,500	334

40

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Showa Aircraft Industry Co. Ltd.	37,700	332
	Tabuchi Electric Co. Ltd.	96,000	331
	Cybozu Inc.	88,700	328
^	Nippon Coke & Engineering Co. Ltd.	538,100	325
	Toyo Denki Seizo KK	126,000	323
	Iwasaki Electric Co. Ltd.	242,000	317
	CAC Holdings Corp.	40,500	310
	Kinki Sharyo Co. Ltd.	126,000	306
	Chuo Spring Co. Ltd.	119,000	304
	Endo Lighting Corp.	33,800	303
	Kitano Construction Corp.	122,000	301
	Tokyo Electron Device Ltd.	20,200	293
^	Srg Takamiya Co. Ltd.	68,200	282
	AOI Electronics Co. Ltd.	13,900	265
	Dai-ichi Seiko Co. Ltd.	27,700	262
	Panasonic Industrial Devices SUNX Co. Ltd.	40,700	246
	Sumitomo Precision Products Co. Ltd.	76,000	228
	Best Denki Co. Ltd.	215,400	220
	Pocket Card Co. Ltd.	40,700	205
*	Kojima Co. Ltd.	86,500	200
*	Nakayama Steel Works Ltd.	392,000	191
	NIFTY Corp.	12,714	183
	Toa Oil Co. Ltd.	148,000	162
	ValueCommerce Co. Ltd.	47,700	160
*,^	FDK Corp.	202,000	153
*,^	Yamada SxL Home Co. Ltd.	226,000	152
			12,464,925
Malta (0.0%)
*	BGP Holdings PLC	7,179,555	—

Netherlands (2.5%)
	Unilever NV	5,892,965	274,726
	ING Groep NV	14,632,142	152,085
	ASML Holding NV	1,216,577	120,591
	Unibail-Rodamco SE	372,317	97,545
	Koninklijke Philips NV	3,460,063	86,334
	Heineken NV	819,887	75,760
	Koninklijke Ahold NV	3,104,997	69,050
	RELX NV	3,517,020	61,377
	Akzo Nobel NV	937,552	58,985
	Wolters Kluwer NV	1,103,571	45,098
	Koninklijke KPN NV	11,770,199	42,692
	Koninklijke DSM NV	661,826	38,348
	NN Group NV	1,263,546	35,102
*	ArcelorMittal	6,941,039	31,957
	Heineken Holding NV	370,924	30,300
	Aegon NV	7,193,147	28,693
*	Altice NV Class A	1,403,697	21,109
	Gemalto NV	307,369	18,825
	Randstad Holding NV	414,445	16,693
2	ABN AMRO Group NV	827,365	13,722
	Koninklijke Vopak NV	251,494	12,597
	Aalberts Industries NV	364,617	10,999
	Boskalis Westminster	294,685	10,164
	SBM Offshore NV	692,053	8,064
	IMCD Group NV	199,220	7,887
*	Galapagos NV	141,232	7,802
	Eurocommercial Properties NV	175,162	7,515
	ASM International NV	183,444	7,158
*	Altice NV Class B	470,173	7,101
	Wereldhave NV	151,345	6,868
*	PostNL NV	1,664,522	6,852
	APERAM SA	178,594	6,294
	Delta Lloyd NV	1,723,977	6,124

41

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Corbion NV	224,298	5,405
	TKH Group NV	155,404	5,256
2	GrandVision NV	196,116	5,112
*	OCI NV	316,519	4,321
	Arcadis NV	262,181	3,988
*	Fugro NV	225,163	3,971
2	Flow Traders	110,316	3,817
*	TomTom NV	441,344	3,425
^	Koninklijke BAM Groep NV	803,115	2,939
2	Refresco Group NV	193,278	2,878
	Vastned Retail NV	69,417	2,819
	Wessanen	199,640	2,109
	NSI NV	500,740	2,015
	Accell Group	95,080	1,972
	Brunel International NV	70,110	1,297
	BinckBank NV	223,364	1,120
			1,476,861
New Zealand (0.3%)
	Spark New Zealand Ltd.	6,879,760	17,436
	Fletcher Building Ltd.	2,614,427	16,074
	Auckland International Airport Ltd.	3,372,781	15,677
	Fisher & Paykel Healthcare Corp. Ltd.	2,139,727	15,359
	Ryman Healthcare Ltd.	1,580,256	10,529
	Contact Energy Ltd.	2,717,226	10,069
	Meridian Energy Ltd.	4,650,724	8,781
	Z Energy Ltd.	1,379,133	7,967
	SKYCITY Entertainment Group Ltd.	2,423,493	7,924
	Mighty River Power Ltd.	2,613,921	5,632
	Kiwi Property Group Ltd.	4,884,181	5,198
	Trade Me Group Ltd.	1,557,660	5,159
	SKY Network Television Ltd.	1,465,687	4,991
	Chorus Ltd.	1,515,950	4,569
*	Xero Ltd.	341,137	4,451
	EBOS Group Ltd.	329,959	3,857
	Goodman Property Trust	4,036,387	3,740
*,^	a2 Milk Co. Ltd.	2,735,170	3,582
	Mainfreight Ltd.	292,154	3,473
	Infratil Ltd.	1,492,845	3,413
	Air New Zealand Ltd.	2,044,112	3,072
	Precinct Properties New Zealand Ltd.	3,136,013	2,789
	Genesis Energy Ltd.	1,785,953	2,730
	Nuplex Industries Ltd.	689,527	2,587
	Freightways Ltd.	553,951	2,562
	Summerset Group Holdings Ltd.	797,212	2,498
	Argosy Property Ltd.	2,926,021	2,396
	Vector Ltd.	966,060	2,278
	Metlifecare Ltd.	452,183	1,785
^	Vital Healthcare Property Trust	1,054,762	1,681
	Warehouse Group Ltd.	556,183	1,101
	Heartland Bank Ltd.	1,206,074	1,017
*	New Zealand Refining Co. Ltd.	398,504	692
	Kathmandu Holdings Ltd.	607,294	663
	TOWER Ltd.	620,857	609
*	New Zealand Oil & Gas Ltd.	1,097,473	361
*	NZME Ltd.	638,779	348
*	Vital Healthcare Property Trust Rights Expire 07/19/2016	234,391	18
			187,068
Norway (0.6%)
	Statoil ASA	3,625,166	62,771
	DNB ASA	4,056,156	49,040
	Telenor ASA	2,629,906	43,439
	Orkla ASA	2,955,813	26,182
	Marine Harvest ASA	1,415,162	23,804
	Yara International ASA	666,514	21,160

42

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Norsk Hydro ASA	5,072,439	18,539
	Gjensidige Forsikring ASA	644,498	10,699
*,^	Subsea 7 SA	1,034,697	10,127
	Schibsted ASA Class B	337,643	9,665
	Schibsted ASA Class A	306,708	9,152
	TGS Nopec Geophysical Co. ASA	393,195	6,430
*	Storebrand ASA	1,677,138	6,326
	Tomra Systems ASA	553,644	5,910
	Salmar ASA	192,730	5,755
*	Det Norske Oljeselskap ASA	418,896	5,100
	Bakkafrost P/F	120,953	4,564
*,^	Seadrill Ltd.	1,368,857	4,488
	Leroy Seafood Group ASA	88,511	4,169
2	XXL ASA	365,027	4,162
	Veidekke ASA	276,069	3,320
	Atea ASA	345,802	3,299
	Kongsberg Gruppen ASA	187,738	2,760
	SpareBank 1 SMN	472,845	2,643
*,^	DNO ASA	2,277,881	2,560
*,^	Nordic Semiconductor ASA	599,124	2,454
	SpareBank 1 SR-Bank ASA	480,572	2,383
*,2	Aker Solutions ASA	540,497	2,346
	Aker ASA	87,908	2,245
	Austevoll Seafood ASA	266,394	2,226
2	Entra ASA	224,907	2,127
*,^	Petroleum Geo-Services ASA	776,455	1,847
	Hoegh LNG Holdings Ltd.	151,287	1,497
*,^	Norwegian Air Shuttle ASA	39,068	1,350
*,^	REC Silicon ASA	7,207,643	1,289
^	Ocean Yield ASA	141,311	1,036
2	BW LPG Ltd.	253,629	964
	Norwegian Property ASA	867,458	946
	Stolt-Nielsen Ltd.	65,595	798
^	Wilh Wilhelmsen ASA	241,675	608
*,^	Opera Software ASA	73,909	594
*,^	Akastor ASA	493,953	551
*	Treasure ASA	241,675	459
^	Prosafe SE	735,716	74
			371,858
Portugal (0.2%)
	Galp Energia SGPS SA	1,812,225	25,167
	EDP - Energias de Portugal SA	7,311,197	22,454
	Jeronimo Martins SGPS SA	929,320	14,641
	EDP Renovaveis SA	773,047	5,853
	NOS SGPS SA	851,886	5,190
	CTT-Correios de Portugal SA	579,010	4,588
*,^	Banco Comercial Portugues SA	156,734,640	3,241
	Sonae SGPS SA	3,643,142	2,868
	REN - Redes Energeticas Nacionais SGPS SA	994,426	2,812
	Navigator Co. SA	944,342	2,640
*	Banco BPI SA	1,314,081	1,626
	Semapa-Sociedade de Investimento e Gestao	86,561	954
	Altri SGPS SA	269,742	873
	Mota-Engil SGPS SA	283,180	470
	Sonaecom SGPS SA	88,420	223
*	Banco Espirito Santo SA	10,412,510	10
			93,610
Singapore (1.3%)
	Singapore Telecommunications Ltd.	27,743,577	85,795
	Oversea-Chinese Banking Corp. Ltd.	12,322,734	80,311
	DBS Group Holdings Ltd.	6,754,018	79,576
	United Overseas Bank Ltd.	4,554,545	62,893
	Keppel Corp. Ltd.	5,396,019	22,160
	CapitaLand Ltd.	9,614,153	22,085

43

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Wilmar International Ltd.	8,027,953	19,558
	Singapore Press Holdings Ltd.	6,036,286	17,822
	Singapore Exchange Ltd.	3,107,995	17,705
	ComfortDelGro Corp. Ltd.	7,811,349	16,010
	CapitaLand Mall Trust	10,067,553	15,986
	Singapore Airlines Ltd.	1,990,326	15,786
	Ascendas REIT	8,328,467	15,386
	Global Logistic Properties Ltd.	11,323,231	15,282
	Singapore Technologies Engineering Ltd.	5,918,789	13,972
	City Developments Ltd.	2,238,838	13,641
	Genting Singapore plc	22,747,494	12,415
	Suntec REIT	9,281,478	12,271
	Jardine Cycle & Carriage Ltd.	420,873	11,548
	Hutchison Port Holdings Trust	18,982,589	8,720
	CapitaLand Commercial Trust	7,735,434	8,509
	SATS Ltd.	2,430,300	7,425
	UOL Group Ltd.	1,800,295	7,344
	Sembcorp Industries Ltd.	3,416,784	7,196
	Golden Agri-Resources Ltd.	24,596,156	6,449
	StarHub Ltd.	2,271,069	6,397
	Mapletree Industrial Trust	4,760,500	6,090
	Singapore Post Ltd.	5,515,112	6,035
	Venture Corp. Ltd.	960,458	5,902
	Keppel REIT	7,129,000	5,570
	Yangzijiang Shipbuilding Holdings Ltd.	8,018,928	5,403
	Mapletree Commercial Trust	4,868,200	5,352
	Mapletree Greater China Commercial Trust	6,955,800	5,226
	Mapletree Logistics Trust	5,446,700	4,061
^	Sembcorp Marine Ltd.	3,293,784	3,845
*	Raffles Medical Group Ltd.	3,233,500	3,630
	Frasers Centrepoint Trust	2,000,400	3,163
	SMRT Corp. Ltd.	2,781,571	3,112
^	Olam International Ltd.	2,183,727	3,015
	Starhill Global REIT	5,097,900	2,979
	United Engineers Ltd.	1,686,000	2,750
	Keppel Infrastructure Trust	7,162,600	2,637
*,^	Noble Group Ltd.	17,167,963	2,582
	Parkway Life REIT	1,401,000	2,517
	Ascott Residence Trust	3,097,900	2,509
	CDL Hospitality Trusts	2,330,400	2,445
	SIA Engineering Co. Ltd.	891,977	2,435
	M1 Ltd.	1,155,340	2,345
*	Genting Hong Kong Ltd.	7,753,600	2,249
	Yanlord Land Group Ltd.	2,572,036	2,180
	CapitaLand Retail China Trust	1,928,500	2,149
	First Resources Ltd.	1,733,100	2,022
	Asian Pay Television Trust	5,092,200	2,005
	Cache Logistics Trust	3,125,800	1,997
	Frasers Commercial Trust	2,076,400	1,970
*,^	Ezion Holdings Ltd.	5,009,100	1,941
	Cambridge Industrial Trust	4,735,500	1,937
	Lippo Malls Indonesia Retail Trust	7,224,300	1,880
2	ARA Asset Management Ltd.	1,819,100	1,874
	Ascendas India Trust	2,523,900	1,852
	Wing Tai Holdings Ltd.	1,484,975	1,803
	First REIT	1,863,200	1,731
	Frasers Centrepoint Ltd.	1,506,939	1,715
*,^	Yoma Strategic Holdings Ltd.	3,952,700	1,655
	OUE Hospitality Trust	3,189,500	1,625
^	Keppel DC REIT	1,930,500	1,594
	Croesus Retail Trust	2,586,100	1,567
^	SIIC Environment Holdings Ltd.	3,283,700	1,514
	Ascendas Hospitality Trust	2,993,300	1,502
	Religare Health Trust	2,053,400	1,501

44

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Far East Hospitality Trust	3,252,600	1,474
	SPH REIT	2,118,400	1,465
	Soilbuild Business Space REIT	2,628,700	1,339
	Accordia Golf Trust	2,895,900	1,293
	OUE Ltd.	1,007,000	1,153
	Silverlake Axis Ltd.	3,004,700	1,149
*	Noble Group Ltd. Rights Expire 7/18/2016	17,047,963	1,139
	Perennial Real Estate Holdings Ltd.	1,557,300	1,042
	Sarine Technologies Ltd.	808,200	1,023
*	GL Ltd.	1,636,000	1,010
	Sabana Shari'ah Compliant Industrial REIT	2,558,400	998
	Super Group Ltd.	1,504,100	926
^	Hyflux Ltd.	1,997,200	895
*,^	COSCO Corp. Singapore Ltd.	3,804,469	856
^	China Everbright Water Ltd.	1,801,700	853
^	Midas Holdings Ltd.	3,547,200	689
	Bumitama Agri Ltd.	1,146,800	654
	Indofood Agri Resources Ltd.	1,734,900	621
	CSE Global Ltd.	1,543,300	504
	Boustead Singapore Ltd.	777,000	461
	Keppel Telecommunications & Transportation Ltd.	417,900	434
*	GMG Global Ltd.	1,044,500	428
	Raffles Education Corp. Ltd.	2,729,300	404
*	Gallant Venture Ltd.	2,530,300	395
*,^	Ezra Holdings Ltd.	7,098,100	389
*	Ying Li International Real Estate Ltd.	3,447,000	353
*,^	Vard Holdings Ltd.	1,997,500	253
	Hi-P International Ltd.	348,600	105
*	Ezion Holdings Ltd Warrants Expire 04/15/2020	647,580	73
*,^	Neptune Orient Lines Ltd.	14,000	13
			748,499
South Korea (4.2%)
	Samsung Electronics Co. Ltd.	333,682	415,387
	Samsung Electronics Co. Ltd. Preference Shares	74,878	77,303
	Hyundai Motor Co.	548,983	65,030
	NAVER Corp.	100,216	62,314
	SK Hynix Inc.	2,001,901	56,898
	Hyundai Mobis Co. Ltd.	251,517	55,067
	Shinhan Financial Group Co. Ltd.	1,566,738	51,728
	Korea Electric Power Corp.	960,615	50,695
	KT&G Corp.	418,702	49,630
	Samsung Electronics Co. Ltd. GDR	79,237	49,454
	Amorepacific Corp.	120,721	45,497
	POSCO	256,799	45,371
	LG Chem Ltd.	165,906	37,944
	KB Financial Group Inc.	1,294,358	36,924
	Kia Motors Corp.	977,071	36,799
	LG Household & Health Care Ltd.	34,105	33,081
	Samsung Fire & Marine Insurance Co. Ltd.	124,132	28,410
	SK Innovation Co. Ltd.	230,513	28,384
	Samsung C&T Corp.	253,260	27,104
	Samsung Life Insurance Co. Ltd.	278,149	24,360
*,^	Celltrion Inc.	275,471	23,193
	Hana Financial Group Inc.	1,118,297	22,716
	SK Holdings Co. Ltd.	126,584	22,297
	LG Display Co. Ltd.	860,229	19,820
	Samsung SDI Co. Ltd.	208,891	19,750
	LG Electronics Inc.	413,814	19,495
	LG Corp.	338,973	18,758
	Coway Co. Ltd.	201,901	18,352
	Korea Zinc Co. Ltd.	37,696	16,630
*,^	Hyundai Heavy Industries Co. Ltd.	176,649	16,532
	AMOREPACIFIC Group	106,754	15,624
	Samsung SDS Co. Ltd.	122,691	15,289

45

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
^	Hanmi Pharm Co. Ltd.	24,248	14,989
	Kangwon Land Inc.	410,679	14,901
	Korea Aerospace Industries Ltd.	224,593	14,397
	Lotte Chemical Corp.	55,264	13,772
	NCSoft Corp.	64,992	13,324
	Hankook Tire Co. Ltd.	283,077	12,599
	Orion Corp.	15,055	12,317
	E-MART Inc.	80,046	12,028
	Hyundai Motor Co. 2nd Preference Shares	143,129	12,013
	SK Telecom Co. Ltd. ADR	572,468	11,976
	Hyundai Steel Co.	283,764	11,434
	Dongbu Insurance Co. Ltd.	176,719	10,639
	S-Oil Corp.	159,502	10,555
	Hyundai Glovis Co. Ltd.	70,023	10,431
	Industrial Bank of Korea	1,006,458	9,812
	Hyosung Corp.	89,363	9,758
^	Kakao Corp.	118,765	9,653
	Woori Bank	1,144,110	9,511
	CJ CheilJedang Corp.	27,391	9,242
	Samsung Electro-Mechanics Co. Ltd.	208,293	9,118
	CJ Corp.	49,869	8,790
	GS Holdings Corp.	196,342	8,176
	Hyundai Development Co-Engineering & Construction	233,113	8,070
	Amorepacific Corp. Preference Shares	37,318	8,032
	Hyundai Engineering & Construction Co. Ltd.	273,260	7,995
	LG Uplus Corp.	817,156	7,734
	BNK Financial Group Inc.	1,091,651	7,687
	Yuhan Corp.	28,794	7,655
^	BGF retail Co. Ltd.	38,594	7,215
	Lotte Shopping Co. Ltd.	40,697	7,161
^	Hotel Shilla Co. Ltd.	117,352	7,003
	KCC Corp.	20,909	6,934
	Daelim Industrial Co. Ltd.	103,147	6,877
	S-1 Corp.	71,811	6,733
	Hyundai Department Store Co. Ltd.	58,524	6,555
	Hyundai Motor Co. Preference Shares	78,800	6,476
	Hanwha Chemical Corp.	308,720	6,459
	Samsung Securities Co. Ltd.	203,693	6,330
^	Hanmi Science Co. ltd	45,090	6,040
	Hanwha Techwin Co. Ltd.	141,101	5,980
	Hanon Systems	633,322	5,815
	Hyundai Marine & Fire Insurance Co. Ltd.	227,873	5,787
	Hanwha Corp.	185,077	5,765
^	Medy-Tox Inc.	15,166	5,732
	KT Corp.	221,006	5,690
*,^	ViroMed Co. Ltd.	45,654	5,646
*,^	OCI Co. Ltd.	69,225	5,512
	Korea Investment Holdings Co. Ltd.	145,348	5,373
^	Hanssem Co. Ltd.	38,622	5,332
*,^	Samsung Engineering Co. Ltd.	584,192	5,249
*,^	CJ Korea Express Corp.	27,412	5,167
*,^	Kumho Tire Co. Inc.	589,559	4,894
	Mirae Asset Securities Co. Ltd.	239,594	4,871
^	Mando Corp.	25,693	4,861
	Shinhan Financial Group Co. Ltd. ADR	146,931	4,811
	Mirae Asset Daewoo Co. Ltd.	700,765	4,804
	Hyundai Wia Corp.	60,811	4,737
	Hanwha Life Insurance Co. Ltd.	938,635	4,721
	LG Chem Ltd. Preference Shares	28,067	4,695
*,^	Samsung Heavy Industries Co. Ltd.	570,314	4,633
^	Korea Kolmar Co. Ltd.	52,512	4,577
^	KEPCO Plant Service & Engineering Co. Ltd.	80,886	4,577
	Samsung Card Co. Ltd.	125,321	4,516
	DGB Financial Group Inc.	595,819	4,505

46

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Shinsegae Co. Ltd.	26,357	4,470
^	CJ CGV Co. Ltd.	48,394	4,352
^	SK Chemicals Co. Ltd.	67,255	4,253
^	Kolon Industries Inc.	67,477	4,249
	CJ E&M Corp.	70,153	4,244
	SK Telecom Co. Ltd.	22,679	4,244
*,^	Com2uSCorp	37,008	4,234
*,^	GS Engineering & Construction Corp.	171,465	4,179
	KB Financial Group Inc. ADR	146,258	4,163
	NH Investment & Securities Co. Ltd.	505,774	4,064
^	NongShim Co. Ltd.	12,420	4,036
^	Youngone Corp.	111,548	4,021
	LG Innotek Co. Ltd.	57,101	3,934
	Posco Daewoo Corp.	178,642	3,906
*,^	Daewoo Engineering & Construction Co. Ltd.	771,922	3,791
	LG Household & Health Care Ltd. Preference Shares	6,565	3,776
	Korean Reinsurance Co.	349,846	3,709
	Cheil Worldwide Inc.	249,042	3,655
	Lotte Chilsung Beverage Co. Ltd.	2,335	3,627
	Korea Gas Corp.	103,964	3,590
^	Kumho Petrochemical Co. Ltd.	68,332	3,574
	Lotte Confectionery Co. Ltd.	20,900	3,550
*,^	NHN Entertainment Corp.	62,761	3,520
	Doosan Heavy Industries & Construction Co. Ltd.	188,924	3,514
	Hyundai Securities Co. Ltd.	633,022	3,480
^	Dongsuh Cos. Inc.	119,336	3,466
*,^	LIG Nex1 Co. Ltd.	40,547	3,454
^	Green Cross Holdings Corp.	104,383	3,442
^	Ottogi Corp.	4,747	3,398
^	Green Cross Corp.	20,594	3,365
*,^	Komipharm International Co. Ltd.	114,013	3,349
	LS Corp.	67,779	3,319
*	Korean Air Lines Co. Ltd.	142,988	3,250
^	Cosmax Inc.	21,705	3,245
^	Doosan Corp.	39,635	3,228
^	Meritz Securities Co. Ltd.	1,136,668	3,216
	KB Insurance Co. Ltd.	131,598	3,208
^	Fila Korea Ltd.	39,555	3,122
*,^	Doosan Infracore Co. Ltd.	517,169	3,104
	SK Networks Co. Ltd.	588,721	3,051
^	Innocean Worldwide Inc.	42,789	3,017
^	Hyundai Greenfood Co. Ltd.	185,679	3,009
^	LG International Corp.	89,488	2,928
^	Samyang Holdings Corp.	21,202	2,702
^	GS Retail Co. Ltd.	56,375	2,684
*,^	LG Life Sciences Ltd.	42,453	2,671
*,^	Osstem Implant Co. Ltd.	38,970	2,644
^	KIWOOM Securities Co. Ltd.	42,072	2,631
^	LG Hausys Ltd.	23,125	2,572
^	Eo Technics Co. Ltd.	30,001	2,546
*,^	Hanall Biopharma Co. Ltd.	137,365	2,525
	Meritz Fire & Marine Insurance Co. Ltd.	192,856	2,462
^	Kolon Life Science Inc.	17,715	2,428
*,^	Ilyang Pharmaceutical Co. Ltd.	47,746	2,408
^	Tongyang Inc.	845,952	2,385
*,^	Hyundai Mipo Dockyard Co. Ltd.	38,758	2,349
	Hyundai Home Shopping Network Corp.	21,279	2,343
	LS Industrial Systems Co. Ltd.	55,872	2,324
^	JW Pharmaceutical Corp.	42,497	2,319
^	Hana Tour Service Inc.	31,414	2,301
^	Paradise Co. Ltd.	172,294	2,294
^	Bukwang Pharmaceutical Co. Ltd.	73,295	2,214
^	Hite Jinro Co. Ltd.	105,729	2,194
^	Korea Petrochemical Ind Co. Ltd.	10,394	2,184

47

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*	Hugel Inc.	7,747	2,151
*,^	Genexine Co. Ltd.	41,535	2,137
^	Chong Kun Dang Pharmaceutical Corp.	22,040	2,134
*,^	HLB Inc.	116,398	2,118
*,^	Pan Ocean Co. Ltd.	680,785	2,095
	KT Corp. ADR	145,490	2,075
^	Lotte Food Co. Ltd.	2,757	2,044
*,^	iNtRON Biotechnology Inc.	42,774	2,032
	SK Materials Co. Ltd.	18,903	2,028
	Korea Electric Terminal Co. Ltd.	25,913	2,026
^	Hansae Co. Ltd.	61,501	2,013
*,^	Medipost Co. Ltd.	26,093	2,003
^	Hansol Chemical Co. Ltd.	30,009	1,984
*,^	Hyundai Elevator Co. Ltd.	36,058	1,954
*,^	SM Entertainment Co.	61,463	1,950
*	WONIK IPS Co. Ltd.	96,319	1,911
	Dong-A ST Co. Ltd.	16,155	1,904
^	Korea Real Estate Investment & Trust Co. Ltd.	583,199	1,894
	JB Financial Group Co. Ltd.	382,602	1,893
	SKC Co. Ltd.	78,169	1,848
^	LOTTE Fine Chemical Co. Ltd.	67,963	1,845
	Daou Technology Inc.	89,011	1,817
*,^	Dongbu HiTek Co. Ltd.	110,667	1,778
^	Seoul Semiconductor Co. Ltd.	137,036	1,776
*,^	Binex Co. Ltd.	84,261	1,760
	Poongsan Corp.	68,929	1,760
	Hankook Tire Worldwide Co. Ltd.	91,021	1,760
^	LOTTE Himart Co. Ltd.	43,430	1,743
*,^	GemVax & Kael Co. Ltd.	94,318	1,736
^	IS Dongseo Co. Ltd.	32,784	1,728
*,^	Chabiotech Co. Ltd.	126,798	1,713
	Handsome Co. Ltd.	50,030	1,708
^	Daesang Corp.	70,608	1,683
	GS Home Shopping Inc.	11,210	1,669
*,^	DIO Corp.	39,934	1,663
	CJ O Shopping Co. Ltd.	10,844	1,658
^	Amicogen Inc.	30,008	1,657
*,^	It's Skin Co. Ltd.	22,339	1,617
*,^	Caregen Co. Ltd.	15,733	1,613
	S&T Motiv Co. Ltd.	27,889	1,579
	Grand Korea Leisure Co. Ltd.	67,927	1,578
	Dong-A Socio Holdings Co. Ltd.	10,292	1,569
^	Hanjin Kal Corp.	108,315	1,564
	Taekwang Industrial Co. Ltd.	2,058	1,551
*	Dongkuk Steel Mill Co. Ltd.	218,079	1,542
	LG Electronics Inc. Preference Shares	61,120	1,534
	Young Poong Corp.	1,830	1,532
	Koh Young Technology Inc.	42,934	1,527
*,^	Seegene Inc.	52,551	1,521
^	SFA Engineering Corp.	34,604	1,499
^	Soulbrain Co. Ltd.	30,556	1,481
^	Daewoong Pharmaceutical Co. Ltd.	16,162	1,468
	Huchems Fine Chemical Corp.	79,457	1,463
	Halla Holdings Corp.	27,522	1,459
	Nexen Tire Corp.	125,959	1,444
*,^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	382,004	1,424
^	Loen Entertainment Inc.	22,200	1,416
	InBody Co. Ltd.	39,526	1,404
	DuzonBizon Co. Ltd.	68,438	1,400
^	Samlip General Foods Co. Ltd.	8,570	1,397
	Hanwha General Insurance Co. Ltd.	220,122	1,396
^	Dae Hwa Pharmaceutical Co. Ltd.	40,049	1,362
^	Dongwon Industries Co. Ltd.	4,951	1,344
^	Partron Co. Ltd.	144,173	1,329

48

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	8,757	1,323
*	Gamevil Inc.	17,417	1,289
^	YG Entertainment Inc.	36,301	1,270
*,^	Hyundai Rotem Co. Ltd.	81,342	1,267
*	Asiana Airlines Inc.	331,630	1,263
^	JW Holdings Corp.	114,236	1,260
^	LF Corp.	67,136	1,237
*,^	NUTRIBIOTECH Co. Ltd.	19,010	1,221
	NICE Holdings Co. Ltd.	67,429	1,218
^	Korea Kolmar Holdings Co. Ltd.	23,145	1,216
^	Hanjin Transportation Co. Ltd.	43,361	1,211
^	LEENO Industrial Inc.	33,665	1,195
^	Able C&C Co. Ltd.	38,759	1,188
*	Huons Co. Ltd.	14,338	1,185
	Cell Biotech Co. Ltd.	22,552	1,170
	Meritz Financial Group Inc.	114,475	1,169
*,^	ATGen Co. Ltd.	32,790	1,164
*,^	DoubleUGames Co. Ltd.	34,793	1,156
	CJ CheilJedang Corp. Preference Shares	6,340	1,144
^	KEPCO Engineering & Construction Co. Inc.	48,816	1,137
*,^	Seobu T&D	54,763	1,131
	Samyang Corp.	13,510	1,109
^	Binggrae Co. Ltd.	18,508	1,092
*,^	Posco ICT Co. Ltd.	196,659	1,089
	Tongyang Life Insurance Co. Ltd.	123,086	1,088
^	Maeil Dairy Industry Co. Ltd.	28,116	1,070
^	Muhak Co. Ltd.	50,320	1,068
	Youngone Holdings Co. Ltd.	19,592	1,067
	AK Holdings Inc.	18,428	1,060
*,^	Emerson Pacific Inc.	30,690	1,048
*,^	Pharmicell Co. Ltd.	186,671	1,048
^	Dawonsys Co. Ltd.	45,845	1,039
^	Dongwon F&B Co. Ltd.	4,212	1,037
*,^	i-SENS Inc.	32,029	1,026
*,^	Foosung Co. Ltd.	186,483	1,019
^	Chongkundang Holdings Corp.	11,965	1,018
	Kwang Dong Pharmaceutical Co. Ltd.	117,519	1,018
*,^	Hansol Technics Co. Ltd.	62,131	1,017
*,^	Webzen Inc.	62,537	1,016
*,^	Leaders Cosmetics Co. Ltd.	43,940	1,015
^	Lutronic Corp.	26,995	1,002
	Sebang Global Battery Co. Ltd.	30,347	999
^	SK Gas Ltd.	13,275	998
	Namyang Dairy Products Co. Ltd.	1,652	987
*	Ssangyong Motor Co.	161,858	984
*,^	CUROCOM Co. Ltd.	274,652	982
	Daishin Securities Co. Ltd.	111,957	982
	Hanil Cement Co. Ltd.	13,737	978
	CJ Hellovision Co. Ltd.	99,457	972
	NS Shopping Co. Ltd.	5,801	970
^	Ahnlab Inc.	21,598	954
*,^	Hanjin Shipping Co. Ltd.	536,798	937
^	Silicon Works Co. Ltd.	32,361	932
*,^	Jusung Engineering Co. Ltd.	125,916	923
^	Byucksan Corp.	162,433	918
^	Seah Besteel Corp.	42,123	914
*,^	Yuanta Securities Korea Co. Ltd.	304,443	898
*,^	SK Securities Co. Ltd.	953,684	894
	KISWIRE Ltd.	27,720	893
	Hankook Shell Oil Co. Ltd.	2,307	892
^	Mirae Asset Life Insurance Co. Ltd.	257,577	883
^	Cosmax BTI Inc	15,803	880
	Hancom Inc.	53,722	874
^	Hyundai Livart Furniture Co. Ltd.	38,712	869

49

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
^	Modetour Network Inc.	35,580	862
^	Daewoong Co. Ltd.	15,586	856
^	iMarketKorea Inc.	83,310	845
^	Crown Confectionery Co. Ltd.	24,181	841
*	Hansol Holdings Co. Ltd.	132,020	829
	Sungwoo Hitech Co. Ltd.	122,432	826
	Daekyo Co. Ltd.	107,024	819
*,^	Naturalendo Tech Co. Ltd.	49,939	813
*,^	COSON Co. Ltd.	53,644	795
	Shinyoung Securities Co. Ltd.	18,326	795
^	Hansol Paper Co. Ltd.	42,144	792
*,^	Peptron Inc.	18,023	783
*	Hanjin Heavy Industries & Construction Co. Ltd.	223,273	781
	Samchully Co. Ltd.	8,444	780
	KT Skylife Co. Ltd.	54,460	768
*	Woongjin Thinkbig Co. Ltd.	75,165	764
*	Taeyoung Engineering & Construction Co. Ltd.	146,155	761
^	Cuckoo Electronics Co. Ltd.	6,010	760
^	Humedix Co. Ltd.	19,214	758
*,^	Kumho Industrial Co. Ltd.	98,897	753
^	Lock&Lock Co. Ltd.	59,620	752
	Interpark Holdings Corp.	143,836	747
^	NICE Information Service Co. Ltd.	124,263	745
*,^	CrucialTec Co. Ltd.	83,051	744
	Daeduck Electronics Co.	113,281	712
	Huons Global Co. Ltd.	13,391	705
*	Ssangyong Cement Industrial Co. Ltd.	43,100	701
	Humax Co. Ltd.	58,838	696
*	Green Cross Cell Corp.	20,927	695
^	CJ Freshway Corp.	16,952	695
	Daeduck GDS Co. Ltd.	60,820	694
	POSCO Chemtech Co. Ltd.	76,183	689
*,^	WeMade Entertainment Co. Ltd.	31,305	689
	SL Corp.	54,335	680
	GOLFZON Co. Ltd.	11,213	674
^	Kolao Holdings	97,086	664
	E1 Corp.	11,849	660
^	KONA I Co. Ltd.	44,874	657
	Sindoh Co. Ltd.	15,004	655
^	Kwangju Bank	85,920	650
	Kolon Corp.	13,312	645
	Daishin Securities Co. Ltd. Preference Shares	97,772	639
*,^	Korea Line Corp.	42,428	637
^	Coreana Cosmetics Co. Ltd.	89,210	629
	S&T Dynamics Co. Ltd.	72,021	606
	SeAH Steel Corp.	10,081	596
^	Eusu Holdings Co. Ltd.	68,612	579
	Dae Han Flour Mills Co. Ltd.	3,706	574
*,^	Samsung Pharmaceutical Co. Ltd.	95,352	569
	Hyundai Corp.	28,173	569
^	Namhae Chemical Corp.	74,452	565
	Youlchon Chemical Co. Ltd.	48,080	564
*,^	Agabang&Company	86,746	546
	KISCO Corp.	16,899	543
	Kyobo Securities Co. Ltd.	65,706	543
*,^	Neowiz Games Corp.	44,012	540
	SBS Media Holdings Co. Ltd.	201,872	532
	Seoyon E-Hwa Co. Ltd.	47,446	532
^	KH Vatec Co. Ltd.	50,218	532
*,^	ICD Co. Ltd.	45,526	530
*,^	Wonik Holdings Co. Ltd.	92,243	519
*	Taewoong Co. Ltd.	32,202	509
*,^	Eugene Investment & Securities Co. Ltd.	228,384	503
*	SFA Semicon Co. Ltd.	257,398	503

50

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
^	Sung Kwang Bend Co. Ltd.	61,595	496
*	Lumens Co. Ltd.	148,721	491
*,^	Duk San Neolux Co. Ltd.	22,109	476
*,^	Insun ENT Co. Ltd.	98,165	473
*,^	3S Korea Co. Ltd.	149,771	469
	Sam Young Electronics Co. Ltd.	40,228	424
*,^	Hanwha Investment & Securities Co. Ltd.	170,674	403
*	KTB Investment & Securities Co. Ltd.	176,297	392
	INTOPS Co. Ltd.	22,746	391
*,^	Duksan Hi-Metal Co. Ltd.	50,261	387
	TK Corp.	52,740	378
^	Seoyon Co. Ltd.	37,880	356
^	GOLFZONYUWONHOLDINGS Co. Ltd.	53,538	356
^	NEPES Corp.	60,998	349
	Hyundai C&F Inc.	19,904	348
*,^	China Ocean Resources Co. Ltd.	181,307	322
*,^	Doosan Engine Co. Ltd.	95,069	300
*	Dongbu Securities Co. Ltd.	95,609	285
	Hitejinro Holdings Co. Ltd.	23,962	280
*	Interflex Co. Ltd.	28,755	241
	Korea Electric Power Corp. ADR	9,071	235
	MegaStudy Co. Ltd.	7,967	229
	DY Corp.	43,223	223
	MegaStudyEdu Co. Ltd.	5,408	212
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	29,257	134
*	Iljin Display Co. Ltd.	31,553	115
*	Ssangyong Cement Industrial Co. Ltd. Expire 07/01/2016	32,968	34
*	Hansol Paper Co. Ltd Rights Expire 7/29/2016	7,342	16
			2,441,701
Spain (2.5%)
	Banco Santander SA	54,521,797	212,277
	Telefonica SA	16,223,258	155,072
	Banco Bilbao Vizcaya Argentaria SA	24,373,443	139,675
	Iberdrola SA	20,508,357	138,526
	Industria de Diseno Textil SA	4,015,705	133,914
	Amadeus IT Holding SA	1,571,654	68,852
*	Repsol SA	4,151,554	52,667
	Red Electrica Corp. SA	409,855	36,541
*	Ferrovial SA	1,807,676	35,123
2	Aena SA	244,948	32,255
	Abertis Infraestructuras SA	1,971,091	28,969
^	Grifols SA	1,279,051	28,884
	Enagas SA	859,006	26,134
	Endesa SA	1,209,128	24,319
*	Banco de Sabadell SA	18,186,223	24,299
^	Gas Natural SDG SA	1,167,906	23,161
	CaixaBank SA	9,845,019	21,671
*	ACS Actividades de Construccion y Servicios SA	639,359	17,519
	Bankinter SA	2,610,775	16,792
	Gamesa Corp. Tecnologica SA	845,403	16,696
	Grifols SA Preference Shares	962,483	16,046
^	Banco Popular Espanol SA	11,722,564	15,274
	Distribuidora Internacional de Alimentacion SA	2,313,585	13,590
	Merlin Properties Socimi SA	1,225,160	12,956
	Bankia SA	17,505,046	12,795
	Viscofan SA	176,249	9,761
^	Mapfre SA	3,907,119	8,640
2	Cellnex Telecom SAU	524,805	8,232
^	Bolsas y Mercados Espanoles SHMSF SA	290,660	8,124
	Mediaset Espana Comunicacion SA	689,264	7,718
	Ebro Foods SA	324,358	7,455
	Acciona SA	98,170	7,133
	Zardoya Otis SA	686,394	6,432
*,^	Fomento de Construcciones y Contratas SA	745,889	6,279

51

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
*,^	Acerinox SA	516,285	5,719
	Inmobiliaria Colonial SA	7,884,919	5,714
	Prosegur Cia de Seguridad SA	777,698	4,709
	Grupo Catalana Occidente SA	169,094	4,706
*,^	Indra Sistemas SA	427,697	4,507
	Melia Hotels International SA	417,616	4,490
	Applus Services SA	458,909	4,479
	Hispania Activos Inmobiliarios SOCIMI SA	340,617	3,990
	Vidrala SA	60,213	3,496
	Tecnicas Reunidas SA	116,893	3,491
	Almirall SA	225,049	3,355
*	NH Hotel Group SA	779,181	3,314
*,2	Euskaltel SA	364,051	3,300
	Faes Farma SA	944,981	3,093
	Cia de Distribucion Integral Logista Holdings SA	139,581	2,932
*	Axiare Patrimonio SOCIMI SA	212,873	2,715
	Corp Financiera Alba SA	65,498	2,674
	CIE Automotive SA	151,760	2,538
	Construcciones y Auxiliar de Ferrocarriles SA	7,082	2,419
*,^	Obrascon Huarte Lain SA	558,483	1,958
	Atresmedia Corp. de Medios de Comunicacion SA	197,732	1,923
^	Sacyr SA	1,073,533	1,773
*	Pharma Mar SA	589,536	1,416
	Ence Energia y Celulosa SA	486,015	1,165
*	Promotora de Informaciones SA	195,528	1,101
	Papeles y Cartones de Europa SA	180,271	955
*	Liberbank SA	1,040,765	691
*	Deoleo SA	1,374,864	275
*,^	Acerinox SA Rights Expire 7/06/2016	516,285	260
			1,456,939
Sweden (2.6%)
	Hennes & Mauritz AB Class B	3,597,749	105,435
	Nordea Bank AB	12,037,623	101,678
	Telefonaktiebolaget LM Ericsson Class B	11,289,799	86,295
	Swedbank AB Class A	3,996,519	83,597
	Assa Abloy AB Class B	3,557,858	72,925
	Svenska Cellulosa AB SCA Class B	2,261,176	72,106
	Svenska Handelsbanken AB Class A	5,478,669	66,272
	Atlas Copco AB Class A	2,277,947	58,984
	Volvo AB Class B	5,855,200	57,821
	Investor AB Class B	1,713,290	57,315
	Skandinaviska Enskilda Banken AB Class A	5,510,068	47,886
	Telia Co. AB	9,844,373	46,441
	Sandvik AB	4,088,704	40,753
	Atlas Copco AB Class B	1,558,252	36,789
^	Hexagon AB Class B	971,274	35,354
	Skanska AB Class B	1,364,504	28,457
	Swedish Match AB	712,924	24,775
	SKF AB	1,495,209	23,875
	Electrolux AB Class B	842,032	22,870
	Boliden AB	1,035,944	20,125
	Meda AB Class A	1,038,407	18,804
	Alfa Laval AB	1,184,270	18,589
*	Kinnevik AB	771,701	18,342
	Securitas AB Class B	1,159,504	17,821
	Trelleborg AB Class B	919,043	16,226
	Getinge AB	691,406	14,200
^	Castellum AB	931,471	13,259
	Industrivarden AB Class A	740,693	12,931
^	ICA Gruppen AB	372,679	12,453
*	Lundin Petroleum AB	667,449	12,067
^	Elekta AB Class B	1,330,208	10,733
	Husqvarna AB	1,430,943	10,615
^	Tele2 AB	1,165,596	10,196

52

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Industrivarden AB	618,141	9,991
^	Fingerprint Cards AB Class B	994,433	9,614
	Hexpol AB	936,993	9,564
*	Fastighets AB Balder Class B	344,795	8,699
	BillerudKorsnas AB	578,608	8,610
	Fabege AB	499,882	8,457
	Axfood AB	392,324	7,505
*	Nibe Industrier AB Class B	891,852	7,383
*,^	Swedish Orphan Biovitrum AB	602,136	7,352
	NCC AB Class B	315,393	7,303
	Indutrade AB	352,912	6,962
*	NetEnt AB	701,431	6,938
	AAK AB	97,406	6,919
	Loomis AB Class B	272,210	6,618
	Hufvudstaden AB Class A	420,226	6,580
	Wallenstam AB	732,862	5,954
	Holmen AB	185,502	5,930
	L E Lundbergforetagen AB Class B	97,857	5,555
2	Thule Group AB	382,123	5,442
	Modern Times Group MTG AB Class B	201,931	5,337
	Wihlborgs Fastigheter AB	249,690	5,086
	Lifco AB Class B	170,339	4,905
	Saab AB Class B	155,078	4,825
	JM AB	184,170	4,614
	Peab AB	603,351	4,566
	Kungsleden AB	683,717	4,434
	Sweco AB Class B	251,985	4,362
	Investment AB Latour Class B	115,184	4,321
	Intrum Justitia AB	135,918	4,247
	Com Hem Holding AB	475,627	4,031
	Bilia AB	162,245	3,982
	Avanza Bank Holding AB	102,742	3,934
*	Betsson AB	460,418	3,831
*,2	Dometic Group AB	577,801	3,821
^	Hemfosa Fastigheter AB	357,548	3,669
*	Bonava AB B ORD	300,428	3,622
*,2	Attendo AB	370,155	3,597
	Ratos AB	721,057	3,503
	AF AB	206,448	3,421
	Pandox AB	204,462	3,204
	Atrium Ljungberg AB	177,808	2,872
	Melker Schorling AB	41,212	2,529
*,^	SSAB AB	1,197,427	2,250
	Nobia AB	256,497	2,226
*,^	SSAB AB Class A	923,230	2,140
2	Bravida Holding AB	318,035	1,908
	Klovern AB Preference Shares	53,512	1,828
	Concentric AB	154,567	1,764
	Bure Equity AB	199,020	1,685
	SAS AB Preference Shares	27,143	1,677
	Lindab International AB	217,164	1,660
*,^	SSAB AB Class B	864,561	1,643
	Klovern AB	1,414,869	1,626
	Rezidor Hotel Group AB	365,401	1,511
*	Investment AB Oresund	105,682	1,490
	Haldex AB	155,457	1,484
	Svenska Handelsbanken AB Class B	112,660	1,413
	Clas Ohlson AB	82,485	1,412
^	Mekonomen AB	54,682	1,176
	SkiStar AB	78,378	1,140
*	Collector AB	88,202	1,130
	Fastighets AB Balder Preference Shares	25,543	974
*,^	SAS AB	483,227	919
	Nordnet AB	275,264	847

53

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Sagax AB Preference Shares	200,187	782
	Hemfosa Fastigheter AB Preference Shares	39,363	754
	Ratos AB Preference Shares	2,481	553
	NCC AB Class A	15,997	370
*	Bonava AB A ORD	10,253	123
			1,546,563
Switzerland (7.5%)
	Nestle SA	11,685,675	901,383
	Novartis AG	8,942,285	735,626
	Roche Holding AG	2,665,041	703,652
	UBS Group AG	13,709,088	177,376
	ABB Ltd.	7,365,711	145,079
	Zurich Insurance Group AG	563,991	139,543
	Syngenta AG	347,620	133,617
	Cie Financiere Richemont SA	1,935,060	113,520
	Swiss Re AG	1,279,800	111,888
	Credit Suisse Group AG	7,392,982	78,782
	Givaudan SA	34,930	70,190
	Actelion Ltd.	365,292	61,295
	Geberit AG	139,885	52,842
	LafargeHolcim Ltd.	1,199,042	50,086
	SGS SA	19,361	44,394
	Swisscom AG	85,974	42,708
^	Swatch Group AG (Bearer)	115,602	33,606
	Sika AG	7,949	33,252
	Julius Baer Group Ltd.	826,724	33,223
	Lonza Group AG	196,617	32,582
	Adecco Group AG	612,022	30,831
	Partners Group Holding AG	69,649	29,865
	Swiss Life Holding AG	121,539	28,077
	Schindler Holding AG	151,732	27,495
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	385	27,475
	Kuehne & Nagel International AG	191,003	26,704
	Galenica AG	19,693	26,528
	Roche Holding AG (Bearer)	99,535	26,427
	LafargeHolcim Ltd. (Paris Shares)	635,227	26,303
	Sonova Holding AG	196,306	26,082
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	3,814	22,687
*	Dufry AG	181,326	21,763
	Swiss Prime Site AG	240,027	21,709
	Baloise Holding AG	177,169	19,758
	Clariant AG	1,039,770	17,576
	Straumann Holding AG	37,833	14,949
	PSP Swiss Property AG	152,513	14,777
	Schindler Holding AG (Registered)	79,007	14,381
	EMS-Chemie Holding AG	27,747	14,349
	Georg Fischer AG	15,674	12,504
	Helvetia Holding AG	23,071	12,039
	Aryzta AG (Switzerland Shares)	319,834	11,753
	Temenos Group AG	221,510	11,034
*	Flughafen Zuerich AG	58,060	10,274
	Swatch Group AG (Registered)	176,154	10,104
^	BB Biotech AG	215,047	9,867
	Barry Callebaut AG	7,354	9,032
	Logitech International SA	539,897	8,788
2	Sunrise Communications Group AG	127,650	8,147
	dorma&kaba Holding AG	11,552	8,060
	Cembra Money Bank AG	107,470	7,530
	Pargesa Holding SA	110,046	7,285
	Banque Cantonale Vaudoise	10,811	7,231
^	DKSH Holding AG	103,515	6,776
	Tecan Group AG	43,337	6,749
	GAM Holding AG	602,209	6,438
^	Panalpina Welttransport Holding AG	51,562	6,164

54

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	ams AG	216,671	5,998
	OC Oerlikon Corp. AG	667,977	5,856
	Bucher Industries AG	24,238	5,682
	Valiant Holding AG	58,876	5,636
	Forbo Holding AG	4,524	5,374
	Mobimo Holding AG	23,157	5,272
	Belimo Holding AG	1,756	5,228
	Gategroup Holding AG	98,186	5,172
	Allreal Holding AG	36,078	4,991
	Emmi AG	8,079	4,921
	U-Blox AG	22,058	4,735
	SFS Group AG	60,946	4,285
	Sulzer AG	48,666	4,230
	Burckhardt Compression Holding AG	13,572	4,222
	Autoneum Holding AG	17,871	4,176
	Implenia AG	54,283	3,582
	Rieter Holding AG	17,175	3,510
	Schweiter Technologies AG	3,387	3,229
	St. Galler Kantonalbank AG	8,200	3,164
	VZ Holding AG	10,105	3,015
	Huber & Suhner AG	54,759	2,948
*	COSMO Pharmaceuticals NV	17,587	2,875
	Valora Holding AG	9,925	2,764
	Kudelski SA	131,284	2,618
	Daetwyler Holding AG	18,614	2,484
	Vontobel Holding AG	55,535	2,389
*	AFG Arbonia-Forster Holding AG	166,361	2,372
	Ypsomed Holding AG	11,865	2,240
	Ascom Holding AG	134,586	2,138
	Conzzeta AG	3,279	2,096
^	Leonteq AG	33,856	1,883
*	Bell AG	4,500	1,696
	BKW AG	37,973	1,686
	Siegfried Holding AG	8,475	1,629
	APG SGA SA	3,749	1,535
*	Zehnder Group AG	37,201	1,442
*	Schmolz & Bickenbach AG	1,878,814	1,320
*	Basilea Pharmaceutica AG	18,669	1,300
	Vetropack Holding AG	803	1,203
*,^	Meyer Burger Technology AG	317,597	1,144
	EFG International AG	278,095	1,061
	Swissquote Group Holding SA	36,137	845
	Plazza AG	3,391	790
	Bachem Holding AG	9,049	735
*,^	Alpiq Holding AG	9,929	701
*	Orascom Development Holding AG	41,727	319
	Aryzta AG (Ireland Shares)	3,587	132
			4,428,778
United Kingdom (16.9%)
	HSBC Holdings plc	75,031,022	468,725
	British American Tobacco plc	7,059,984	459,399
	Royal Dutch Shell plc Class A	16,041,293	437,984
	BP plc	70,013,741	408,836
	GlaxoSmithKline plc	18,414,628	395,885
	Royal Dutch Shell plc Class B	14,085,933	387,355
	Vodafone Group plc	100,629,750	306,338
	AstraZeneca plc	4,779,879	284,543
	Diageo plc	9,539,950	266,941
	Reckitt Benckiser Group plc	2,381,798	239,623
	Unilever plc	4,569,781	219,200
	SABMiller plc	3,619,697	211,018
	National Grid plc	14,288,728	210,124
	Imperial Brands plc	3,649,136	198,094
	Lloyds Banking Group plc	242,530,137	178,341

55

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	BT Group plc	31,672,075	174,889
	Prudential plc	9,665,394	164,659
	Rio Tinto plc	4,579,893	141,566
	Shire plc	2,238,566	137,850
	Barclays plc	63,431,803	120,763
	Compass Group plc	6,242,691	118,996
	WPP plc	4,910,383	101,953
	BHP Billiton plc	8,002,523	100,661
	Glencore plc	44,175,419	90,257
	BAE Systems plc	11,978,167	83,990
	Aviva plc	15,322,303	82,347
	ARM Holdings plc	5,349,728	81,027
	SSE plc	3,812,633	79,722
^	Standard Chartered plc	10,168,534	77,347
	RELX NV (London Shares)	4,155,211	76,563
*	Tesco plc	30,781,644	72,014
	Experian plc	3,637,627	69,095
	Shire plc ADR	354,939	65,337
	Centrica plc	20,545,645	62,030
	Rolls-Royce Holdings plc	6,261,715	59,460
	Legal & General Group plc	22,500,673	58,321
	Smith & Nephew plc	3,399,165	57,648
	CRH plc (London Shares)	1,866,852	54,970
	Old Mutual plc	18,521,601	49,925
	Wolseley plc	955,614	49,525
	Anglo American plc	4,951,479	48,084
	Associated British Foods plc	1,320,469	47,878
	Sky plc	3,975,034	45,118
	Land Securities Group plc	2,981,855	42,202
	Pearson plc	3,112,616	40,595
	London Stock Exchange Group plc	1,182,400	40,053
	Randgold Resources Ltd.	351,870	39,508
	Bunzl plc	1,258,614	38,930
	Kingfisher plc	8,646,695	37,324
	Next plc	548,158	36,673
	CRH plc (Dublin Shares)	1,269,938	36,621
	United Utilities Group plc	2,583,884	35,980
	Sage Group plc	4,081,444	35,494
	ITV plc	14,189,094	34,276
*	Paddy Power Betfair plc	310,241	32,754
	Whitbread plc	691,676	32,329
	Capita plc	2,508,476	32,220
	British Land Co. plc	3,877,238	32,108
	Carnival plc	691,418	30,697
	DCC plc	334,446	29,407
*	Royal Bank of Scotland Group plc	12,412,145	29,232
	Standard Life plc	7,396,813	29,070
	Severn Trent plc	889,830	29,068
	Intertek Group plc	611,519	28,556
	Johnson Matthey plc	733,778	27,777
*	InterContinental Hotels Group plc	746,250	27,730
	Ashtead Group plc	1,908,613	27,391
	3i Group plc	3,651,401	27,177
	Burberry Group plc	1,678,667	26,241
	Marks & Spencer Group plc	6,143,807	26,122
	Mondi plc	1,391,639	25,936
	RSA Insurance Group plc	3,848,225	25,700
	Direct Line Insurance Group plc	5,213,096	24,108
	Informa plc	2,461,000	24,102
	Royal Mail plc	3,449,772	23,387
	GKN plc	6,495,149	23,379
	Smiths Group plc	1,485,679	22,884
	Persimmon plc	1,159,331	22,624
	Taylor Wimpey plc	12,417,179	22,186

56

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Hammerson plc	2,972,178	21,713
	Mediclinic International plc	1,478,221	21,643
	St. James's Place plc	1,964,047	21,037
	Admiral Group plc	757,407	20,673
	Barratt Developments plc	3,774,791	20,672
*	Croda International plc	493,101	20,668
	Wm Morrison Supermarkets plc	8,198,238	20,564
	Pennon Group plc	1,557,035	19,659
	Halma plc	1,426,150	19,356
^	International Consolidated Airlines Group SA (London Shares)	3,863,296	19,339
	Travis Perkins plc	953,612	19,078
	DS Smith plc	3,560,495	18,386
	Inmarsat plc	1,712,444	18,381
	Micro Focus International plc	839,464	18,158
*,2	Worldpay Group plc	4,978,545	18,122
	Rentokil Initial plc	6,940,823	17,900
2	Auto Trader Group plc	3,673,058	17,368
	Hikma Pharmaceuticals plc	526,344	17,357
	Provident Financial plc	554,012	17,125
^	J Sainsbury plc	5,402,076	16,753
	Rightmove plc	342,426	16,693
	Berkeley Group Holdings plc	487,326	16,590
	Dixons Carphone plc	3,768,045	16,358
	Meggitt plc	2,978,974	16,160
2	Merlin Entertainments plc	2,719,617	16,153
	Segro plc	2,848,732	15,992
	Tate & Lyle plc	1,782,629	15,895
	Aggreko plc	915,901	15,731
	Weir Group plc	813,929	15,717
	Coca-Cola HBC AG	740,356	14,932
	IG Group Holdings plc	1,376,258	14,882
	Hiscox Ltd.	1,077,290	14,856
	Aberdeen Asset Management plc	3,768,321	14,563
	G4S plc	5,878,074	14,551
	Fresnillo plc	652,482	14,419
	Booker Group plc	6,221,102	14,394
^	Intu Properties plc	3,587,678	14,036
*	BTG plc	1,449,888	13,976
	Hargreaves Lansdown plc	831,282	13,833
	Inchcape plc	1,642,703	13,789
	Spirax-Sarco Engineering plc	275,932	13,774
	Cobham plc	6,546,573	13,734
	Polymetal International plc	980,938	13,688
	Schroders plc	432,903	13,670
	IMI plc	1,044,825	13,501
	Derwent London plc	377,651	13,308
	TUI AG	1,165,314	13,230
	John Wood Group plc	1,396,334	12,802
*	UBM plc	1,476,256	12,638
	Shaftesbury plc	1,049,118	12,391
	Investec plc	1,950,169	12,292
	Greene King plc	1,169,642	12,209
*	Tullow Oil plc	3,461,318	12,111
	RPC Group plc	1,149,883	12,045
	Howden Joinery Group plc	2,309,333	12,045
	easyJet plc	829,055	12,043
	Bellway plc	462,260	11,687
	Babcock International Group plc	964,572	11,676
	BBA Aviation plc	3,915,353	11,598
	ICAP plc	2,051,968	11,534
	William Hill plc	3,293,534	11,408
	Henderson Group plc	3,991,829	11,380
	Capital & Counties Properties plc	2,784,906	11,079
	Spectris plc	448,557	10,922

57

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Great Portland Estates plc	1,301,731	10,907
	Berendsen plc	648,462	10,565
*,^	CYBG plc	3,319,370	10,398
	Petrofac Ltd.	989,008	10,279
	Phoenix Group Holdings	937,172	10,084
*	Just Eat plc	1,734,795	9,898
	Amec Foster Wheeler plc	1,498,329	9,807
*	Beazley plc	1,975,529	9,598
	Rotork plc	3,266,452	9,377
	Regus plc	2,356,795	9,091
	Man Group plc	5,795,086	8,981
	WH Smith plc	413,684	8,777
	Close Brothers Group plc	562,350	8,500
	Playtech plc	793,693	8,438
	Antofagasta plc	1,356,744	8,429
	Indivior plc	2,436,461	8,200
	Daily Mail & General Trust plc	1,020,149	8,132
	Intermediate Capital Group plc	1,233,791	8,088
	GVC Holdings plc	1,071,503	8,072
	Jupiter Fund Management plc	1,578,480	7,782
*	Balfour Beatty plc	2,606,762	7,494
	Britvic plc	947,772	7,410
	AA plc	2,287,400	7,308
	Centamin plc	4,126,550	7,259
	Moneysupermarket.com Group plc	1,999,425	7,229
	UDG Healthcare plc	917,884	7,228
	Hays plc	5,414,706	7,064
	UNITE Group plc	832,420	6,899
*	Domino's Pizza Group plc	1,549,884	6,898
	Essentra plc	979,848	6,726
	WS Atkins plc	377,900	6,720
	HomeServe plc	946,503	6,700
^	Drax Group plc	1,529,736	6,667
	QinetiQ Group plc	2,224,489	6,664
	SSP Group plc	1,783,185	6,646
	Dignity plc	186,523	6,411
	Greencore Group plc	1,551,440	6,366
	National Express Group plc	1,594,996	6,289
	Home Retail Group plc	3,075,145	6,245
	Victrex plc	307,718	6,206
*	Serco Group plc	4,150,628	6,179
*	Firstgroup plc	4,572,735	6,172
	Ultra Electronics Holdings plc	264,038	6,141
	Ashmore Group plc	1,494,872	6,052
*	Cairn Energy plc	2,164,090	6,006
	Lancashire Holdings Ltd.	760,048	5,954
^	TalkTalk Telecom Group plc	2,021,000	5,923
	Ladbrokes plc	3,874,497	5,803
*	Vectura Group plc	2,679,446	5,777
	Electrocomponents plc	1,658,638	5,765
	Kennedy Wilson Europe Real Estate plc	439,766	5,653
	Big Yellow Group plc	538,107	5,612
	Tritax Big Box REIT plc	3,173,136	5,527
^	Dechra Pharmaceuticals plc	350,537	5,476
	Grafton Group plc	816,583	5,412
	AVEVA Group plc	237,843	5,369
	Cineworld Group plc	725,466	5,291
^	Carillion plc	1,616,985	5,097
	Bovis Homes Group plc	514,245	5,072
	Bodycote plc	730,809	5,030
	Greggs plc	386,280	5,008
	PZ Cussons plc	1,134,192	4,984
	Stagecoach Group plc	1,603,155	4,942
	Kier Group plc	349,670	4,922

58

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Genus plc	230,904	4,840
	Diploma plc	432,720	4,818
*,^	Ocado Group plc	1,554,901	4,791
2	Spire Healthcare Group plc	1,061,310	4,734
	Pagegroup plc	1,147,941	4,620
*	Thomas Cook Group plc	5,460,432	4,603
	Elementis plc	1,719,613	4,584
*	BGEO Group plc	128,459	4,545
	Assura plc	6,207,920	4,536
^	Mitie Group plc	1,343,977	4,497
	LondonMetric Property plc	2,207,708	4,424
	Laird plc	1,009,987	4,407
	Synthomer plc	1,021,092	4,388
	Crest Nicholson Holdings plc	920,848	4,382
	Grainger plc	1,529,450	4,294
	JD Sports Fashion plc	278,292	4,288
	Senior plc	1,549,690	4,257
	Pets at Home Group plc	1,356,368	4,223
*	Sports Direct International plc	961,433	4,212
	Go-Ahead Group plc	160,216	4,196
	NMC Health plc	240,301	4,152
2	John Laing Group plc	1,372,335	4,144
	Renishaw plc	137,579	4,065
	Workspace Group plc	430,548	4,010
*	SVG Capital plc	577,825	3,986
	Vesuvius plc	1,028,884	3,969
	Dunelm Group plc	374,721	3,956
	Savills plc	475,855	3,894
	Marston's plc	2,138,240	3,846
	Safestore Holdings plc	778,375	3,838
	Hansteen Holdings plc	2,815,848	3,830
	Galliford Try plc	314,372	3,824
	Dairy Crest Group plc	531,204	3,805
	Fidessa Group plc	142,388	3,769
	Card Factory plc	875,978	3,709
*,2	Wizz Air Holdings plc	167,342	3,592
	Tullett Prebon plc	884,008	3,562
	Entertainment One Ltd.	1,537,412	3,538
	esure Group plc	917,950	3,484
	Paragon Group of Cos. plc	1,074,681	3,484
^	Redrow plc	810,039	3,473
	Ted Baker plc	107,185	3,472
	International Personal Finance plc	883,962	3,379
	Debenhams plc	4,550,726	3,377
	Morgan Advanced Materials plc	1,078,427	3,346
	Acacia Mining plc	555,007	3,330
	Keller Group plc	273,172	3,305
*	Evraz plc	1,813,334	3,304
	Halfords Group plc	743,993	3,254
	Brewin Dolphin Holdings plc	1,011,239	3,249
	Hunting plc	502,791	3,227
	SuperGroup plc	189,411	3,202
2	Zoopla Property Group plc	893,945	3,177
	Melrose Industries plc	556,615	3,160
	SIG plc	2,074,404	3,119
	Telecom Plus plc	218,688	3,052
	F&C Commercial Property Trust Ltd.	2,000,936	3,048
	Petra Diamonds Ltd.	1,931,309	3,001
	Premier Farnell plc	1,362,379	2,989
	Restaurant Group plc	758,734	2,925
^	J D Wetherspoon plc	305,720	2,894
	Virgin Money Holdings UK plc	858,094	2,882
*	Ophir Energy plc	2,661,253	2,801
	Mitchells & Butlers plc	881,945	2,743

59

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

			Market
			Value
		Shares	($000)
	Lonmin plc	1,060,548	2,707
	Redefine International PLC	4,449,969	2,681
	JRP Group plc	1,784,841	2,640
	KCOM Group plc	1,873,998	2,634
	Polypipe Group plc	719,093	2,524
	De La Rue plc	368,871	2,516
	Stobart Group Ltd.	1,170,856	2,498
	Computacenter plc	250,468	2,483
2	McCarthy & Stone plc	1,071,085	2,451
	Spirent Communications plc	2,251,549	2,450
*	Imagination Technologies Group plc	936,285	2,442
*,^	Allied Minds plc	494,387	2,415
	UK Commercial Property Trust Ltd.	2,494,236	2,401
2	Sophos Group plc	855,519	2,397
	St. Modwen Properties plc	643,489	2,310
	Northgate plc	499,085	2,171
2	Hastings Group Holdings Ltd.	937,937	2,170
	Devro plc	609,901	2,105
*	Hochschild Mining plc	849,245	2,038
*	Enterprise Inns plc	1,862,354	2,005
*	Premier Oil plc	1,925,332	1,950
	Poundland Group plc	706,892	1,948
	RPS Group plc	834,795	1,923
	Oxford Instruments plc	198,963	1,888
	Interserve plc	531,141	1,846
	Countrywide plc	554,812	1,820
	Picton Property Income Ltd.	2,032,364	1,799
	ITE Group plc	943,464	1,798
^	Vedanta Resources plc	323,130	1,798
	Chemring Group plc	1,016,105	1,726
	Chesnara plc	474,609	1,721
*	KAZ Minerals plc	934,931	1,701
	Lookers plc	1,145,705	1,664
	Xaar plc	296,669	1,655
	Soco International plc	817,483	1,549
	Fenner plc	711,130	1,489
	Shanks Group plc	1,429,063	1,487
	888 Holdings plc	515,074	1,391
	Foxtons Group plc	921,835	1,360
	N Brown Group plc	571,401	1,349
*	Premier Foods plc	2,440,031	1,345
	Helical Bar plc	349,158	1,327
*	Nostrum Oil & Gas plc	325,234	1,322
*,2	CMC Markets plc	358,716	1,317
	Schroder REIT Ltd.	1,948,777	1,310
2	Ibstock plc	702,253	1,219
*,^	AO World plc	650,201	1,215
^	Daejan Holdings plc	18,014	1,214
*,^	Genel Energy plc	638,698	1,191
	Cape plc	436,512	1,121
*	Aldermore Group plc	698,686	1,109
*,2	Shawbrook Group plc	463,756	1,057
	OneSavings Bank plc	357,497	1,019
*	Mothercare plc	551,384	1,006
	Speedy Hire plc	1,966,797	877
*	Lamprell plc	914,170	869
			9,923,701
United States (0.0%)
*	Descartes Systems Group Inc.	286,100	5,472
	Ball Corp.	353	25
			5,497

Total Common Stocks (Cost $58,412,544)			58,258,513

60

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2016

					Market
					Value
		Coupon		Shares	($000)
Money Market Fund (2.5%)
3,4	Vanguard Market Liquidity Fund	0.538%		1,469,750,535	1,469,751

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan Bank Discount Notes	0.346%	7/13/16	11,000	10,999
5,6,7	Federal Home Loan Bank Discount Notes	0.476%	8/12/16	10,000	9,997
5	Federal Home Loan Bank Discount Notes	0.476%	8/17/16	2,000	1,999
5,6	Federal Home Loan Bank Discount Notes	0.460%	8/24/16	6,000	5,997
5,6	Federal Home Loan Bank Discount Notes	0.521%	10/19/16	12,700	12,687
6,7	United States Treasury Bill	0.428%	8/4/16	8,000	7,998
					49,677

Total Temporary Cash Investments (Cost $1,519,415)					1,519,428

Total Investments (101.8%) (Cost $59,931,959)					59,777,941

Other Assets and Liabilities—Net (-1.8%)[4]					(1,075,637)

Net Assets (100%)					58,702,304

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,295,913,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was
$316,533,000, representing 0.5% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $1,365,062,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $33,682,000 have been segregated as initial margin for open futures contracts.
7 Securities with a value of $5,326,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CP—Commercial Paper.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

61

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1272 082016

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2016
VANGUARD TAX-MANAGED FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.